UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-198590
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 10	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-22994
Amendment No. 11	☑
(Check appropriate box or boxes.)
Jefferson National Life of New York Annuity Account 1

(Exact Name of Registrant)
Jefferson National Life Insurance Company of New York

(Name of Depositor)
10350 Ormsby Park Place, Louisville, Kentucky 40223

(Address of Depositor's Principal Executive Offices) (Zip Code)
(866) 667-0561

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2021

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2021 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Monument Advisor® NY
Individual Variable Annuity
Issued by
Jefferson National Life Insurance Company of New York
through its
Jefferson National Life of New York Annuity Account 1
The date of this prospectus is May 1, 2021.
The contracts described in this prospectus are only available in the state of New York.
This prospectus describes the Monument Advisor® NY Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company of New York (Company, Jefferson National, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis and subsequent Annuity Payments on a fixed basis. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period. You also pay any applicable Low Cost Fund Platform Fees (as described below), as well as the fees of the Investment Portfolios you select and any Investment Advisor or financial professional you retain. Under the terms of the Contract, you may not enter the Annuity Period until thirteen (13) months from the date you purchase the Contract. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.
Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.
The Contract has a variety of investment options, which include several Sub-accounts that invest in the Investment Portfolios listed in "Appendix A – More Information About the Investment Portfolios." You can put your money in any of the Sub-accounts; certain restrictions may apply. We impose a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. You can view, on our Website, the current prospectus of each Investment Portfolio, which includes information about each Investment Portfolio’s management fees and other expenses you will bear indirectly.
Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money.
Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.
To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2021. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Website (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI’s Table of Contents is at the end of this prospectus.
For a free copy of the SAI, call Us at (866) 667-0561 or write Us at Our administrative office:
•	Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;
•	Address for correspondence sent via courier or overnight mail: 10350 Ormsby Park Place, Louisville, KY 40223.
The Contracts:
•	are not bank deposits
•	are not federally insured
•	are not endorsed by any bank or government agency
•	are not guaranteed and may be subject to loss of principal
Summary prospectuses or prospectuses of the Investment Portfolios should be carefully read in conjunction with this prospectus before investing. You may obtain summary prospectuses or prospectuses of the Investment Portfolios on our Website or by contacting the Company at (866) 667-0561.

You should only rely on information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Table of Contents (continued)

Definitions of Special Terms
Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.
Accumulation Period: The period during which you invest money in your Contract.
Accumulation Unit: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.
Advisor Fee: Any fee charged by any Investment Advisor or financial professional you hire and processed as such by the Company as a withdrawal from the Contract Value.
Annuitant(s): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of the primary Annuitant is used to determine Annuity Payments. If the Contract is owned by a non-natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.
Annuity Date: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date. For joint Annuitants all provisions are based on the age of the primary Annuitant.
Annuity Options: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.
Annuity Payments: Periodic income payments provided under the terms of one of the Annuity Options.
Annuity Period: The period during which We make income payments to you.
Beneficiary: The person(s) or entities, designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.
Business Day: Generally, any day on which the New York Stock Exchange is open for trading. Our Business Day ends at the closing of regular trading on the New York Stock Exchange. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers."
Code: The Internal Revenue Code of 1986, as amended.
Company: Jefferson National Life Insurance Company of New York, also referred to as Jefferson National, We, Us, and Our.
Contract: The Monument Advisor® NY individual variable annuity contract, which provides variable investment options offered by the Company.
Contract Anniversary: The anniversary of the Business Day you purchased the Contract.
Contract Value: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.
Death Benefit Amount: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner, or for a Contract owned by a non-natural person, the death of the Annuitant.
Due Proof of Death: When the Company receives both a death certificate and some other form of notice satisfactory to us, and your election in a form satisfactory to us for the payment method.
FINRA: Financial Industry Regulatory Authority, Inc.
Free Look Period: If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract. This period of time is 10 days from receipt, or 60 days if it is a Replacement Contract.
Insurance Charges: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee.
Investment Advisor: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you.

Investment Allocations of Record: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select.
Investment Options: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.
Investment Portfolio(s): The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.
Jefferson National Service Center: The customer service department of the Company (P.O. Box 36840, Louisville, KY 40233. Phone number: 1-866-667-0561).
Joint Owner: The individual who co-owns the Contract with another person.
Low Cost Fund Platform Fee: Fee imposed by the Company on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. This fee is assessed daily as part of the daily Accumulation Unit value calculation. See "Expenses – Low Cost Fund Platform Fee" for further details, including a list of the Sub-accounts for which the Company currently imposes the fee.
Maximum Maturity Date: The date on which the primary Annuitant attains age 100. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.
Net Contract Value: An amount equal to the Contract Value reduced by the applicable portion of the Subscription Fee.
Non-Natural Owner: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the Contract.
Non-Qualified Contract: A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account ("IRA").
Owner: You, the purchaser of the Contract, are the Owner.
Purchase Payment: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.
Qualified Contract: A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program, or IRA.
Replacement Contract: A Contract purchased with the proceeds from another contract (a contract issued by the Company and/or another insurance company).
Secure Online Account: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.
Separate Account: Jefferson National Life of New York Annuity Account 1, which invests in the Investment Portfolios.
Sub-account: A segment within the Separate Account which invests in a single Investment Portfolio.
Subscription Fee: $20 per month fee charged by Us to issue and administer the Contract.
Tax Deferral: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.
Website: www.nationwideadvisory.com, which is the website of Jefferson National Life Insurance Company of New York. You may obtain information about your Contract and request certain transactions through the Website.
Highlights
The variable annuity Contract that We are offering is a Contract between you (the Owner, You or you) and Us (We, we, Us, us, Our, our). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of the Separate Account. The Contract is intended to be used to accumulate money for retirement or other long-term Tax Deferral purposes.

The Contract charges no insurance fees other than the monthly Subscription Fee imposed during the Accumulation Period and Annuity Period. You do pay any applicable Low Cost Fund Platform Fees for certain Sub-account allocations, as well as the fees of the Investment Portfolios you select and any Investment Advisor or financial professional you retain. We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios’ advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios.
The Contract includes a death benefit which is described in detail under the heading "Death Benefit."
All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.
Under the terms of the Contract, you may not enter the Annuity Period until thirteen (13) months from the date you purchase the Contract.
You may only choose to receive Annuity Payments on a fixed basis. If you choose Annuity Payments, the amounts of the Annuity Payments are constant for the entire Annuity Period. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint annuitants, all provisions are based on the age of the primary annuitant.
Free Look
If you change your mind about owning the Contract, you may cancel the Contract within 10 days after receiving it (or 60 days if it is a Replacement Contract) and We will cancel the Contract. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract, or 60 days if it is a Replacement Contract. On the day We receive your request We will return your Contract Value. This refund amount will be the Contract Value plus the amount of fees and other charges deducted from the Contract via redemption of Accumulation Units, if applicable, such as Subscription Fees. The amount refunded will not include any underlying fund charges or Contract fees that were assessed daily as part of the Accumulation Unit value calculation during the free look period. See "The Company - Free Look" section for additional details.
Tax Penalty
In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable. In such situations where you are already in a qualified plan, the Tax Deferral of the annuity does not provide additional benefits.
Document Delivery Requirements
Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.
Regular and continuous Internet access is required to access electronically all documents relating to the Contract and the Investment Portfolios. You should consider electing and continue to receive documents electronically if you have regular and continuous Internet access. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.
For Owners using electronic communications, current prospectuses and all required reports for the Contract and the Investment Portfolios are available on our Website. While we will notify you via email when a transaction pertaining to your Contract has occurred or a document impacting your Contract has been posted, you should visit the Website regularly. We post updated prospectuses for the Contract and the Investment Portfolios on our Website on or about May 1 of each year. Prospectuses may also be supplemented throughout the year and will be available on the Website, which you should visit regularly. We post Annual Reports and Semi-Annual Reports of the Investment Portfolios on our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. You will not have electronic access through our Website to Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Alternatively, We will provide copies of them upon request.
We will deliver all other documents electronically to your Secure Online Account. Checking your Secure Online Account regularly will give you an opportunity to prevent multiple fraudulent transactions. We deliver transaction confirmations at or before the completion of your transactions. We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year). Under certain circumstances, for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time.
We will allow you to have access to your Secure Online Account even after you revoke your consent to our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days’ notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, We will provide paper copies of any deleted document.
We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days’ notice in your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.
Low Cost Fund Platform Fee
The Company imposes a Low Cost Fund Platform Fee on amounts invested in certain Sub-accounts that invest in low cost Investment Portfolios. For further information, see "Expenses – Low Cost Fund Platform Fee."
Inquiries
If you need more information, please go to www.nationwideadvisory.com or contact Us at:
Jefferson National Life Insurance Company of New York
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561
Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Portfolios. State premium taxes may also be deducted.
Owner Transaction Expenses
Contingent Deferred Sales Charge (as a percentage of Purchase Payments withdrawn)	None
Transfer Fee[1]	Current Charge: None	Maximum Charge: $25.00
[1]	All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply as further described under the heading "Transfers – Excessive Trading Limits" and "Transfers – Short Term Trading Risk."

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios’ fees and expenses.
Separate Account Annual Expenses Table
	Current Charge	Maximum Charge
Subscription Fee	$240.00 per Contract annually ($20.00 per month)	$240.00 per Contract annually ($20.00 per month)
Separate Account Annual Expenses (as a percentage of Contract Value invested in the Investment Portfolios) Mortality and Expense Risk Charge	0.00%	0.00%
Administrative Charge	0.00%	0.00%
Total Separate Account Annual Expenses	$240.00	$240.00
Optional Low Cost Fund Platform
The next item shows the fee that you will pay, in addition to the Subscription Fee, and Investment Portfolio operating expenses, on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. For further details, see "Expenses – Low Cost Fund Platform Fee."
	Minimum Annual Fee	Maximum Annual Fee
Low Cost Fund Platform Fee (as a percentage of the average daily Contract Value allocated to the Sub-account)	0.05%	0.25%
Investment Portfolio Operating Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2020, charged by the Investment Portfolios that you may pay periodically during the life of the contract. More detail concerning each underlying Investment Portfolio’s fees and expenses is contained in the prospectus for each Investment Portfolio.
	Minimum	Maximum
Total Investment Portfolio operating expenses
Expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses for the period ended December 31, 2020.
Current and future total operating expenses of the Investment Portfolios could be higher or lower than those shown in the table.	Gross: 0.11%	Gross: 3.50%
The minimum and maximum Investment Portfolio fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Investment Portfolios. Therefore, actual expenses could be lower. Refer to the Investment Portfolio prospectuses for specific expense information. Additionally, the minimum and maximum underlying mutual fund operating expenses indicated above do not reflect the assessment of the Low Cost Fund Platform Fee, which is assessed by Us on certain Sub-account allocations. The Low Cost Fund Platform Fee may increase the cost of investing in certain Investment Portfolios beyond the minimum and maximum Investment Portfolio operating expenses reflected in the above table.

Examples of Fees and Expenses
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Subscription Fee, and Investment Portfolio fees and expenses.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract. The Example does not reflect the assessment of the Low Cost Fund Platform Fee, which, if reflected, would result in higher expenses. For a description of the Low Cost Fund Platform Fee, see "Expenses – Low Cost Fund Platform Fee." The Subscription Fee for every Contract, regardless of size, is $240 annually, i.e. $20 per month. For this example, we used $20.00 per month as the Subscription Fee, but converted it to an asset based charge based on the average contract size of Jefferson National Life Insurance Company of New York as of the previous December 31. This conversion causes the Subscription Fee in the example below to be less than $240 annually. Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:
Highest cost example using maximum charges:
(1)	Assuming Contract charges and gross maximum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$356.76	$1,085.69	$1,835.65	$3,806.59
(2)	Assuming Contract charges and gross minimum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$17.76	$55.90	$97.80	$221.57
Condensed Financial Information
Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.
The Company
Jefferson National Life Insurance Company of New York was organized in 2014.
We are principally engaged in the life insurance and annuity business in the state of New York. We are a stock company organized under the laws of the state of New York and are a direct subsidiary of Jefferson National Life Insurance Company and an indirect subsidiary of Jefferson National Financial Corp.
Jefferson Financial Corp is ultimately owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company, which are engaged in general insurance and reinsurance business, except life insurance.
The obligations under the Contracts are obligations of Jefferson National Life Insurance Company of New York.
The Monument Advisor NY Variable Annuity Contract
This prospectus describes The Monument Advisor NY Variable Annuity Contract offered by Jefferson National. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.
The Contract benefits from Tax Deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contract may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. In that instance, you should be aware that this annuity will fund a retirement plan that already provides Tax Deferral under the Code. In such situations where you are already in a qualified plan, the Tax Deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain annuity benefits and features other than Tax Deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.
The Contract is called a variable annuity because you can choose among several Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. The amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.
You may only choose to receive Annuity Payments on a fixed basis. If you choose Annuity Payments, the amounts of the Annuity Payments are constant for the entire Annuity Period.
Free Look
If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it, or 60 days if it is a Replacement Contract. Investment Portfolio operating expenses and any Contract fees that are assessed daily as part of the Accumulation Unit value calculation will have been deducted. On the Business Day We receive your request We will return your Contract Value plus any fees and other charges deducted via redemption of Accumulation Units. The amount will not include any underlying fund charges that may have been imposed. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after it mails a Contract, or 60 days if it is a Replacement Contract.
Owner. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing via fax or U.S. mail. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.
A change of Owner may be a taxable event.
Joint Owner. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing via fax or U.S. mail or otherwise.
Beneficiary. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. In the case of a non-natural Owner, and no Beneficiary is named, the default will be the Owner. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.
Restricted Beneficiary. In accordance with Company procedures and applicable law, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
Assignment
Subject to applicable law, you can assign the Contract at any time during the Contract Owner’s lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.
An assignment may be a taxable event.
If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

Electronic Administration of Your Contract
This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, to receive documents relating to the Contract by paper, via U.S. Mail at no extra charge.
If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.
You may, however, elect to have documents related to your Contract also delivered via U.S. mail to your address of record at no extra charge. We may also continue to send documents to your Secure Online Account. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to the Jefferson National Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. mail will be processed as received, usually within two business days.
Current prospectuses and all required reports for the Contract and the Investment Portfolios are available on Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports for the Investment Portfolios on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.
You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, either before or after a prospectus is removed from the website, we will send you a paper copy of these documents via U.S. mail. Please note, irrespective of whether you have elected Electronic Administration, proxy statements for the Investment Portfolios will be provided to you via U.S. mail.
We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you on Our Website.
You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.
We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.
Confirmations and Statements
We will send a confirmation statement to your Secure Online Account, or by paper delivery via U.S. mail at no extra charge, each time you make a new Purchase Payment, a transfer among the Investment Portfolios, or a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances for Qualified

Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@nationwideadvisory.com or call Us at (866) 667-0561.
Requesting Transactions or Obtaining Information About your Contract
You may request transactions or obtain information about your Contract by submitting a request to Us in writing via fax or U.S. mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.
Telephone and Website Transactions. You can elect to request certain transactions and receive information about your Contract by telephone or through our Website (www.nationwideadvisory.com). All transaction requests are processed subject to Our administrative rules and procedures.
We will accept transaction requests from your Investment Advisor or financial professional upon your written request. You can also authorize someone else, via submitting a power of attorney in good order (complete with required signatures), to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the Joint Owner.
We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine and will not be liable for following instructions that are reasonably determined to be genuine. All telephone calls will be recorded and the caller will be asked to produce correct identifying information before We will accept the telephone transaction. We will post confirmations of all transactions, statements and other correspondence to your Secure Online Account. We will not send these to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.
Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although We have taken precautions to prevent such outages or slowdowns, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transactions by mail.
Security of Electronic Communications With Us. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.
You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.
Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.
We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website or secure file share portal. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "Nationwide Mutual Insurance Co." listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Jefferson National has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Jefferson National’s businesses as Jefferson National continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the variable account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Jefferson National provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Jefferson National’s businesses and could have a negative impact on its financial condition and operations.
While Jefferson National is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Jefferson National’s financial strength and claims-paying ability. There are many factors beyond Jefferson National’s control that cannot be mitigated or foreseen that could have a negative impact on Jefferson National and the operation of the contract. Jefferson National continues to monitor the economic situation and assess its impact on its business operations closely.
Business Continuity Risks
Jefferson National is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Jefferson National’s ability to administer the contracts. Natural and man-made disasters may require a significant contingent of Jefferson National’s employees to work from remote locations. During these periods, Jefferson National could experience decreased productivity, and a significant number of Jefferson National’s workforce or certain key personnel may be unable to fulfill their duties if Jefferson National’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Jefferson National’s ability to administer the contract.
Jefferson National outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Jefferson National closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Jefferson National’s control. If one or more of the third parties to whom Jefferson National outsources such critical business functions experience operational failures, Jefferson National’s ability to administer the contract could be impaired.
Beneficially Owned Contracts
A beneficially owned contract is a Contract that is inherited or purchased by a Beneficiary and the Beneficiary holds the Contract as a Beneficiary (as opposed to treating the Contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws. An owner of a beneficially owned contract is referred to as a "beneficial owner."
There are two types of beneficially owned contracts, a "continued beneficially owned contract" and a "purchased beneficially owned contract." A continued beneficially owned contract is when a Beneficiary inherits a Contract and continues that Contract as a beneficial owner. A "purchased beneficially owned contract" is when a Beneficiary purchases a new Contract using a death benefit or contract value that the Beneficiary inherited under a different annuity Contract.
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	Subsequent purchase payments are not permitted under any beneficially owned contract.
•	No optional benefits are permitted under any beneficially owned contract, except that a purchased beneficially owned contract may elect an optional death benefit.
•	A beneficial owner must be both the Contract Owner and the Annuitant of a beneficially owned contract, and no additional parties may be named.

•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor Beneficiary(ies).
•	Beneficially owned contracts cannot be assigned, except that a beneficial owner may assign rights to the distribution payments.
There is no death benefit payable on a on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or Contract value to be distributed will be payable to a successor Beneficiary in accordance with applicable federal tax laws.
A Beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the Contract as the sole contract owner and treat the Contract as the spouse’s own. If a spouse continues the Contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Good Order
A request or transaction generally is considered in good order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. Good order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, good order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time. If you have any questions, you should contact us or your Investment Advisor or financial professional before submitting the form or request.
Purchase
Application for a Contract
If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
Purchase Payments
A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $15,000. We reserve the right to issue a Contract for less than $15,000 with Our approval, subject to the terms and conditions we may require. The maximum We accept is $10,000,000 without Our prior approval and will be subject to such terms and conditions as We may require.
Jefferson National reserves the right to refuse any Purchase Payment. Jefferson National does not accept Purchase Payments in the form of cash, cash equivalents or checks payable in foreign currency or issued by non-U.S. financial institutions. Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.
Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay Advisor Fees), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments
You control where your Purchase Payments are invested. On the application for a Contract, you may choose to have 100% of your initial Purchase Payment invested in the money market Sub-Accounts. Alternatively, you may use a separate administrative form to select the Sub-Accounts in which to invest your initial Purchase Payment. Any subsequent or additional Purchase Payments will be allocated based on your Investment Allocation of Record. Please make sure your Investment Allocation of Record is kept current. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. See "Expenses – Low Cost Fund Platform Fee" for further details.
Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes at the close of regular trading on the New York Stock Exchange.
Investment Options
Investment Portfolios
The Contract offers various Sub-accounts, each of which invests exclusively in an Investment Portfolio listed in "Appendix A – More Information About the Investment Portfolios." During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives.
In the future, additional Investment Portfolios managed by certain investment advisory firms, brokerage firms, or their affiliates may be added. These additional Investment Portfolios may be offered exclusively to purchasing customers of the particular investment advisory firm or brokerage firm, or through other exclusive distribution arrangements.
You should read the summary prospectus or prospectus for any Investment Portfolio carefully before investing. Unless you have opted to receive documents relating to your Contract via U.S. mail, copies of these summary prospectuses and prospectuses will not be sent to you in paper. They are, however, available on Our Website. See "Appendix A – More Information About the Investment Portfolios" which contains the investment objective for each Investment Portfolio.
The investment objectives and policies of certain Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisors. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisors cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisors.
A significant portion of the assets of certain Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio’s ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios’ prospectuses for more details on the risks associated with any specific Investment Portfolio.
Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified plans. The Investment Portfolios do not believe that offering their shares in this manner will be disadvantageous to you.

Administrative, Marketing and Support Services Fees
Jefferson National and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant Contracts. Certain minimums may apply and this amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, or if the payments are minimal, Low Cost Fund Platform Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees.
Selection of Investment Portfolios
The Company selects the Investment Portfolios based on several criteria, including without limitation, asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, advisor or customer interest, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Investment Portfolio, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company reviews each Investment Portfolio periodically after it is selected. Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments and or transfers of Contract Value to an Investment Portfolio if it determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant Contract owner assets. If this occurs, you may remain invested in the Investment Portfolio, although you may be restricted from adding additional Purchase Payments or transferring additional Contract Value into such Investment Portfolio. The Company does not recommend or endorse any particular Investment Portfolio, and does not provide investment advice.
Fixed Account
No fixed account is available during the Accumulation Period. See "Annuity Payments" for information on the Fixed Account during the Annuity phase of the Contract (these payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability).
Voting Rights
Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other Owners materials describing the matters to be voted on and we may send these materials to you in paper even if you have elected Electronic Administration. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own, including shares owned by us and our affiliates, and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of Contract Owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.
Substitution
It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this.

We will obtain any required prior approval from the Securities and Exchange Commission before any substitution is made. Once a substitution is approved, your investment in such Investment Portfolio will automatically be transferred into the new Investment Portfolio.
Transfers
You can transfer money among the Investment Portfolios, subject to the excessive trading limits set forth below. The Company imposes a Low Cost Fund Platform Fee on Contract Value allocated to certain Sub-accounts. See "Expenses – Low Cost Fund Platform Fee" for further details. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section below.
Early Cut-Off Times
Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See "Appendix A – More Information About the Investment Portfolios" for a list of Investment Portfolios with early cut-off times. For transfers between Investment Portfolios that impose early cut-off times with those Investment Portfolios that do not impose, or impose different early cut-off times, the earliest time will be used. These early cut-off times do not apply to Purchase Payments or Contract withdrawals.
Transfers During the Accumulation Period
You can make a transfer to or from any Investment Portfolio available to you. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you.
We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:
(1)	Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.
(2)	Your request for transfer must clearly state how much the transfer is for.
(3)	Your right to make transfers is subject to modification if We determine, in Our sole opinion that the exercise of the right by one or more Owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:
(a)	the requirement of a minimum time period between each transfer;
(b)	not accepting a transfer request from an Investment Advisor or financial professional acting under a power of attorney on behalf of more than one Owner; or
(c)	limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.
(4)	We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.
This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.
Excessive Trading Limits
The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons who make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other Owners invested in the Investment Portfolio.
We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Investment Advisor or financial professional acting under a limited power of attorney, for any reason, including without limitation, if:

•	We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by an Investment Advisor or financial professional, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or
•	We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or
•	We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or
•	the requested transaction violates Our administrative rules designed to detect and prevent market timing.
The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. mail only, etc.) or even prohibitions on them for particular Owners who, in Our view, or in the view of an investment adviser to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to withdrawals from the Contract.
We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all Owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.
Short-Term Trading Risk. Frequent exchanges among Investment Portfolios by Owners can reduce the long–term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.
The insurance–dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short–term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short–term trading by contract owners.
As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short–term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short–term trading policies and risks.
Frequent Trading. In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day. In addition, the Investment Portfolios are able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio. Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity. As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.

If a current or future transfer request is restricted or denied in accordance with our administrative procedures, you and your Investment Advisor or financial professional will be notified, and you will be kept in your current Sub-Account allocation. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.
In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).
Dollar Cost Averaging Program
The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.
Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.
There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see "Expenses – Low Cost Fund Platform Fee."
Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.
Rebalancing Program
Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. one time rebalance, monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see "Expenses – Low Cost Fund Platform Fee."
Example: Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the Bond Investment Portfolio and 60% to be in the Growth Investment Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Investment Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first Business Day of the next quarter, Jefferson National would sell some of your units in the Bond Investment Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Investment Portfolio to increase those holdings to 60%.

Advisor Fee Withdrawals
Jefferson National understands the importance to you of having advice from an Investment Advisor or financial professional regarding your investments in the Contract. Jefferson National has not made any independent investigation of these Investment Advisors or financial professionals and is not endorsing such programs. If Advisor Fees will be paid out of your Contract during the Accumulation Period, you will be required to enter into an advisory agreement with your Investment Advisor or financial professional.
Jefferson National will, pursuant to an agreement with you, process a partial withdrawal from the value of your Contract to pay Advisor Fees. You should consult a tax advisor regarding the tax treatment of the payment of Advisor Fees from your Contract. See "Taxes" for further information.
Expenses
There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:
Subscription Fee
We charge the Subscription Fee regardless of the amount of your Contract Value. This fee is used to reimburse us for our various expenses in establishing and maintaining the Contracts. On the last Business Day of the month, this fee is deducted from the money market Investment Portfolios you are invested in, pro rata, via a redemption of Accumulation Units. If you have less than $20 invested in the money market Investment Portfolios, then the remaining amount will be deducted from your non-money market Investment Portfolios, pro rata, via a redemption of Accumulation Units. We will deduct the Subscription Fee each month during the Accumulation Period. We also impose the applicable portion of the fee at death and upon full surrender of the Contract. The Company reserves the right to waive the Subscription Fee in certain circumstances including, without limitation, on Contracts issued to an officer, director, employee, or direct family member thereof, of Our company or any of Our affiliates. In no event will reduction or elimination of the Subscription Fee be permitted where it would be unfairly discriminatory to any person.
We will waive the $20 per month Subscription Fee if on the day the Subscription Fee would be levied your entire Contract Value is invested in one or more Sub-accounts for which the Company charges a Low Cost Fund Platform Fee and one or more of the following Sub-accounts (Waiver Sub-accounts):
Waiver Sub-Accounts:
•	Nationwide Variable Insurance Trust – NVIT DFA Capital Appreciation (Class P)
•	Nationwide Variable Insurance Trust – NVIT DFA Moderate (Class P)
•	Nationwide Variable Insurance Trust – NVIT Government Money Market (Class Y)
NOTE: If Contract Value is allocated to one or more Waiver Sub-accounts, the waiver of the Subscription Fee will only apply if on the day the Subscription Fee would be levied, the total allocation to all of the Waiver Sub-accounts combined is equal to or less than 10% of the total Contract Value. If on such date the total allocation to all of the Waiver Sub-accounts combined is greater than 10% of the total Contract Value, the $20 per month Subscription Fee will apply for that month.
Contract Maintenance Charge
We impose no other Contract maintenance charge.
Low Cost Fund Platform Fee
The Company imposes a Low Cost Fund Platform Fee, up to 0.25% annually (this is the maximum fee) on Contract Value invested in certain Sub-accounts. The fee is deducted as an annualized percentage of the daily Contract Value allocated to the particular Sub-account(s). The determination of which Sub-accounts impose a Low Cost Fund Platform Fee is made by Us at Our sole discretion. The Company assesses the Low Cost Fund Platform Fee in order to facilitate making certain Investment Portfolios available as investment options under the Contract. These Investment Portfolios do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. These fees may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Investment Portfolios. The Company may profit from the Low Cost Fund Platform Fee, and may use any profit derived from this fee for any lawful purpose. A listing of the Sub-accounts for which the Company imposes a Low Cost Fund Platform Fee is listed below, and is also available on the Company’s Website or upon request. Some of the indicated Sub-accounts may not be available due to the date your Contract was issued. Refer to "Appendix A: More Information About the Investment Portfolios" for more information regarding Sub-account availability.
Sub-accounts with a Low Cost Fund Platform Fee of 0.25%:
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
•	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
•	Vanguard Variable Insurance Fund - Balanced Portfolio
•	Vanguard Variable Insurance Fund - Capital Growth Portfolio
•	Vanguard Variable Insurance Fund - Diversified Value Portfolio
•	Vanguard Variable Insurance Fund - Equity Income Portfolio
•	Vanguard Variable Insurance Fund - Equity Index Portfolio
•	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•	Vanguard Variable Insurance Fund - Growth Portfolio
•	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•	Vanguard Variable Insurance Fund - International Portfolio
•	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
•	Vanguard Variable Insurance Fund - Vanguard Conservative Allocation Portfolio
•	Vanguard Variable Insurance Fund - Vanguard Moderate Allocation Portfolio
Sub-accounts with a Low Cost Fund Platform Fee of 0.10%:
•	ProFunds - ProFund VP Small-Cap Growth
This list may change at any time; however, if a Sub-account which was previously offered without this fee is added to this list, the Low Cost Fund Platform Fee will not be charged on existing dollars invested in such Sub-account without your consent. Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Sub-accounts for which the Company charges the Low Cost Fund Platform Fee.
Investment Portfolio Operating Expenses
There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio operating expenses are included as part of Our calculation of the value of the Accumulation Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers. The investment advisory fees and other expenses, if any, which are more fully described in the Investment Portfolio prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Transfer Fee
We impose no transfer fee for transfers made during the Accumulation Period.

Income Taxes
Jefferson National may deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.
Contract Value
Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract we call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero, we reserve the right to surrender your Contract.
Accumulation Units
Every Business Day, we determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor for any particular Sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the net asset value of the Investment Portfolio as of the end of the current Business Day; and
(2)	the per share amount of any dividend or income distributions made by the Investment Portfolio (if the date of the dividend or income distribution occurs during the current Business Day).
(b)	is the net asset value of the Investment Portfolio as of the end of the preceding Business Day.
(c)	is a factor representing any Contract charges that are deducted from the Sub-account, which will include any applicable Low Cost Fund Platform Fees.
Note: The factor in (c) above reflects only those Contract charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect other charges that are assessed via the redemption of Accumulation Units (e.g., Subscription Fee).
The value of an Accumulation Unit may go up or down from Business Day to Business Day.
When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract (including the Subscription Fee). Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.
We calculate the value of an Accumulation Unit for each Sub-account at the close of regular trading on the New York Stock Exchange each Business Day and then credit your Contract.
EXAMPLE: On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.
Access To Your Money
You can have access to the money in your Contract:
(1)	by making a withdrawal (either a partial or a complete withdrawal);
(2)	by electing to receive Annuity Payments; or
(3)	when a death benefit is paid to your Beneficiary.
Withdrawals can only be made during the Accumulation Period.

When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any pro rata Subscription Fees.
All partial withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis unless you instruct Us otherwise.
Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the "Suspension of Payments or Transfers" provision (see below) is in effect.
A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).
Systematic Withdrawal Program
The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Unless you instruct us otherwise, the systematic withdrawals will be processed on a monthly basis. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise.
You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract. We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Suspension of Payments or Transfers
We may be required to suspend or postpone withdrawals or transfers for any period when:
(1)	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(2)	trading on the New York Stock Exchange is restricted;
(3)	an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;
(4)	during any other period when the SEC, by order, so permits for the protection of Owners.
If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an Owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.
Death Benefit
Upon Your Death During the Accumulation Period
If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Code and its regulations.
The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive in good order due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The Death Benefit Amount will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the Death Benefit Amount or until new instructions are given by the Beneficiary.

Restricted Beneficiary
In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the Contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner contemplating a restricted option should consult a qualified tax advisor.
Death Benefit Amount During the Accumulation Period
The Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee, at the time we receive due proof of death and a payment election.
Payment of the Death Benefit During the Accumulation Period
Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period. If an election for the payment method is not received, the Company will pay the proceeds under Option 2.
OPTION 1 - lump sum payment of the Death Benefit Amount; or
OPTION 2 - the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or
OPTION 3 - payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner; or
OPTION 4 – in any other manner permitted by law and approved by Jefferson National.
Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:
•	continue the Contract in his or her own name at the then current Death Benefit Amount;
•	elect a lump sum payment of the Death Benefit Amount; or
•	apply the Death Benefit Amount to an Annuity Option (see Beneficially Owned Contracts for additional information).
If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to receive a Death Benefit Amount under an Annuity Option over a Beneficiary’s life expectancy (Option 1). In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the Contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
Death of Contract Owner During the Annuity Period
If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

Death of Annuitant
If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the at least as rapidly method of distribution. In the case of an Owner who established an Annuity Period on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the Contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering purchase of the Contract should first consult a qualified tax advisor.
Annuity Payments (The Annuity Period)
Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.
You can select any Annuity Date provided it is at least thirteen (13) months after the Contract issue date, but may not be later than the Maximum Maturity Date.
The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date. For a Contract held as an IRA, once you attain age 70½ (age 72 for Contract Owners who turn age 72 on or after January 1, 2020), you are required to either annuitize the Contract or take the required minimum distribution under the Code.
You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.
During the Annuity Period, you may only choose to have fixed Annuity Payments. These payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability. If you choose an Annuity Option, your Account Value, minus any applicable fees, is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the general account.
Annuity Payment Amount
On the Annuity Date, the Contract Value, less the Subscription Fee, will be applied under the Annuity Option you selected.
Annuity Payments are made monthly unless you have less than $2,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $20 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $20.
Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.
Annuity Options
You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.
OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies. Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment. If you die after you elect this option but before the first annuity payment is made, you will not receive any payments.

OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people dies, the amount of the Annuity Payments we will make to the survivor will be calculated based on the option chosen at the time of annuitization. Please note, the higher the elected payment to the survivor is, the lower the amount of each payment will be when both join Annuitants are alive.
Taxes
NOTE: Jefferson National has prepared the following information on federal taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.
The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.
Annuity Contracts in General
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
Tax Status of the Contracts
Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.
Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.
Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
For Contract Owners who reach age 70 1/2 prior to January 1, 2020, distributions from an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The SECURE Act raised the age that distributions from an IRA, SEP IRA, or Simple IRA must begin. For those Contract Owners who attain age 70 1/2 on or after January 1, 2020, distributions must begin no later than April 1 of the calendar year in which the Contract Owner turns age 72. Distributions may be paid in a lump sum or in payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner’s lifetime; therefore, the required beginning date is not applicable to Roth IRAs.
If the Owner dies on or before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or SIMPLE IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.
The SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. If the Contract Owner dies on or after January 1, 2020 and the individual Beneficiary is not an eligible designated beneficiary as defined under the Code, then the entire interest in the Contract must be distributed by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering purchase of the Contract should consult a qualified tax advisor.
If the Contract Owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the Contract must be distributed by December 31 of the tenth year following the Contract Owner’s death. In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the Contract may be distributed over the life or a period not exceeding the life expectancy of the eligible designated beneficiary, provided such distributions begin within one year of death. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the Contracts.
For Individual Retirement Annuities, SEP IRAs and SIMPLE IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or SIMPLE IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Other rules may apply to Qualified Contracts.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile.
Consistent with Rev. Proc. 2013-17 the final regulations provide that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.

Taxation of Non-Qualified Contracts
Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.
The following discussion generally applies to Contracts owned by natural persons.
Withdrawals. In general, when a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the withdrawal over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. For information on the tax consequences of Advisor Fee withdrawals, please see "Taxation of Non-Qualified Contracts – Advisor Fees." In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.
Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:
•	made on or after the taxpayer reaches age 59 1/2;
•	made on or after the death of an Owner;
•	attributable to the taxpayer’s becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.
Advisor Fees. In a private letter ruling issued to the Company in 2019, the IRS ruled that the payment of Advisor Fees will not be treated as distributions from Non-Qualified Contracts, will not be taxable to the Owner, are not reportable to the IRS as distributions from the Contract, and are not subject to the 10% penalty for early withdrawal by Owners who are under age 59 ½ if all of the following requirements are met:
•	the annuity contract is designed for Owners who will receive ongoing investment advice from an Investment Advisor who is appropriately licensed and in the business of providing investment advice;
•	the Contract Owner authorizes Advisor Fees to be paid periodically to the advisor from the Contract’s cash value;
•	the Advisor Fees will be determined based on an arms-length transaction between the Owner and Investment Advisor;
•	the Advisor Fees will not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined at the time and in the manner provided by the fee authorization, but in all events based on the cash value during the period to which the Advisor Fees relate ("PLR Permitted Amount");
•	the Advisor Fees will compensate the Investment Advisor only for investment advice that the Investment Advisor provides to the Owner with respect to the Contract and not for any other services or accounts;
•	while the fee agreement is in place, the Contract will be solely liable for the payment of Advisor Fees directly to the Investment Advisor;
•	the Owner may not pay the fees to the Investment Advisor from any other accounts or assets nor can the Owner direct the payment of fees for any other purpose or to any other person; and
•	the Investment Advisor will not receive a commission for the sale of the Contract.

It is unclear how an Advisor Fee in excess of the 1.5% limit will be treated by the IRS. The IRS may take the position that it is entirely subject to the standard tax treatment for withdrawals or it may treat only the amount in excess of the 1.5% amount as a taxable distribution to the Owner. Although the tax treatment is unclear, Nationwide will report to the IRS the amount of any Advisor Fee in excess of the 1.5% as a taxable distribution.
Beginning in 2020, the PLR Permitted Amount for each eligible Contract as follows.
Systematic Advisor Fees. "Systematic Advisor Fees" are Advisor Fees that are automatically withdrawn according to our designated form that specifies the frequency and basis (e.g. contract value or average daily contract value). If either the frequency or the basis is changed during a calendar year, then the Non-Systematic Advisor Fee calculation will apply for that calendar year. Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if:
•	The amount of the Systematic Advisor Fee being withdrawn is less than or equal to (1.5% / frequency of withdrawals ) x basis on the date of withdrawal; or
•	The annual cumulative total of Systematic Advisor Fees withdrawn is less than or equal to (1.5% x basis on the date of withdrawal).
If the amount of the Systematic Advisor Fee exceeds the PLR Permitted Amount, then the amount in excess of the PLR Permitted Amount will be reported as taxable.
Non-Systematic Advisor Fees. "Non-Systematic Advisor Fees" are Advisor Fees that do not meet the definition of Systematic Advisor Fees. Non-Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if the annual cumulative total of the Non-Systematic Advisor Fees withdrawn from an eligible Contract is less than or equal to 1.5% multiplied by the year-to-date average daily asset value on the date of the withdrawal.
Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.
Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.
Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year may be treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.
Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. The IRS will apply general tax principles to determine the substance and treatment of the transfer. There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.
Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Values from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes. If you have too much "investor control" of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.
The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner’s right to allocate Purchase Payments and transfer funds among the available Sub-accounts, all investment decisions concerning the Sub-accounts will be made by Us or an advisor in its sole and absolute discretion.
Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.
At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.
Taxation of Qualified Contracts
The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, and certain deferred compensation plans under Code Section 457.
CARES Act. The CARES Act was enacted on March 27, 2020. The CARES Act made numerous changes to the Internal Revenue Code effective January 1, 2020, including the following:
•	Waiving the 2020 lifetime and post death minimum distribution requirement (RMD) from defined contribution plans and IRAs, including the 2019 RMD taken in 2020 for those individuals turning 70 1/2 in 2019. Additionally, 2020 will not be counted in measuring the five-year distribution period requirement for post death RMDs, with the result that the five-year period is extended by one year.
•	Relief for coronavirus-related distributions and loans from qualified plans and IRAs, which includes an exception from the 10% penalty for early distribution and an exemption from the 20% mandatory withholding requirement.
Along with the passage of the CARES Act, the IRS extended the deadline to make a 2019 IRA or Roth IRA contribution to July 15, 2020 in order to coincide with the extended deadline for filing an individual’s income tax return.

Required Minimum Distributions
Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 (age 72 for those employees who turn age 72 on or after January 1, 2020) or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a traditional SEP or SIMPLE IRAs, or to a 5% or more owner of the employer sponsoring the plan, and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.
Medicare Tax
A 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts. For purposes of this tax, net investment income will include income from Non-Qualified Contracts (as well as interest, dividends and certain other items). The 3.8% Medicare tax is imposed on the lesser of:
(1)	the taxpayer’s "net investment income" (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or
(2)	the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).
"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e. IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2. The IRS has issued proposed guidance regarding this income surtax. You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.
Seek Tax Advice
The above description of federal income tax consequences is only a brief summary meant to alert you to the issues and is not intended as tax advice. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering purchase of a Contract should first consult a qualified tax adviser.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Other Information
Legal Proceedings
Jefferson National Life Insurance Company of New York ("the Company")
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Jefferson National Securities Corporation ("JNSC")
The general distributor, JNSC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.
Abandoned Property Requirements
Every state has unclaimed property laws that generally declare non-qualified annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the Death Benefit Amount is due and payable. For example, if the payment of the Death Benefit Amount has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit Amount, or the Beneficiary does not come forward to claim the Death Benefit Amount in a timely manner, the Death Benefit Amount will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. Escheatment is the formal, legal name for this process. However, the state is obligated to pay the Death Benefit Amount (without interest) if your Beneficiary steps forward to claim it with proper documentation. To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please contact us to make such changes.
Proof of Age and Survival
The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements
If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply). The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.
Changes to Comply with Law and Amendments
The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
The Separate Account
We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life of New York Annuity Account 1 serves the variable annuity portion of the Contract. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under New York Insurance law on June 20, 2014. Jefferson National Life of New York Annuity Account 1 is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life of New York Annuity Account 1 is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the New York Department of Financial Services. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.
The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.
Where permitted by law, we may:
•	create new Separate Accounts;

•	combine separate accounts, including combining the Separate Account with another separate account established by the Company;
•	transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;
•	transfer the Separate Account to another insurance company;
•	add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;
•	make the Sub-accounts available under other policies we issue;
•	add new Investment Portfolios or remove existing Investment Portfolios;
•	substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;
•	deregister the Separate Account under the Investment Company Act of 1940; and
•	operate the Separate Account under the direction of a committee or in another form.
Distributor
Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA. Sales of the Contracts may be made by registered representatives of broker-dealers authorized to sell the Contracts. See the Statement of Additional Information for more information.
We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain broker-dealers, sellers, third party money managers, third party marketing organizations or investment advisors for other services such as platform access fees, marketing support, and/or reimbursement of conference expenses. Certain employees of the Company may receive incentive compensation based on efforts assisting the Company in the sale of Contracts.
Financial Statements
Our financial statements and schedules have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

APPENDIX A: More Information About the Investment Portfolios
This appendix contains information about the Investment Portfolios in which the Sub-Accounts invest. The Investment Portfolios in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each Investment Portfolio for more detailed information. Underlying prospectuses for the Investment Portfolios are available online or through your Secure Online Account and by contacting the Jefferson National Service Center.

Designations Key:
EC:	The Investment Portfolio imposes an early cut-off time for transfer requests (see Transfers – Early Cut-off Times).
FF:	The Investment Portfolio primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an Investment Portfolio that does not invest in other mutual funds. Refer to the prospectus for this Investment Portfolio for more information.
LCFF:	Nationwide assesses a Low Cost Fund Fee on allocations to this Sub-Account because the Investment Portfolio does not provide the Company with sufficient revenue (see Expenses - Low Cost Fund Platform Fee). The revenue (12b-1 fees) compensates the Company for promoting, marketing, and administering the contract and the Investment Portfolios.
VOL:	The Investment Portfolio uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of Investment Portfolio may result in foregone investment gains that could otherwise be realized by investing in riskier Investment Portfolios.
Advisors Preferred Trust - Gold Bullion Strategy Portfolio
Investment Advisor:	Advisors Preferred, LLC
Sub-advisor:	Flexible Plan Investments, Ltd.
Investment Objective:	The Fund seeks returns that reflect the performance of the price of Gold bullion.
Designation: EC: 3:30 PM EST
Alger Capital Appreciation Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, LLC
Investment Objective:	Seeks long-term capital appreciation
Alger Large Cap Growth Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, LLC
Investment Objective:	Seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, LLC
Investment Objective:	Seeks long-term capital appreciation.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2018
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Global Thematic Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This Sub-Account is only available in contracts issued before May 1, 2021
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	Seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	The Portfolio seeks to provide investors with capital appreciation.
ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Capital appreciation and some current income.
ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Current income and preservation of capital.
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Capital appreciation.
ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Current income and capital appreciation
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - American Funds Mortgage Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide current income and preservation of capital.
American Funds Insurance Series® - American High-Income Trust: Class 4 (formerly, American Funds Insurance Series® - High-Income Bond Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide a high level of current income and, secondarily, capital appreciation.
American Funds Insurance Series® - Asset Allocation Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return consistent with preservation of capital over the long term.
American Funds Insurance Series® - Capital Income Builder®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund's secondary objective is to provide growth of capital.
American Funds Insurance Series® - Capital World Bond Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide, over the long term, a high level of total return consistent with prudent investment management.
American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4 (formerly, American Funds Insurance Series® - Global Growth & Income Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital while providing current income.
American Funds Insurance Series® - Global Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital.
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital.
American Funds Insurance Series® - Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide growth of capital.

American Funds Insurance Series® - Growth-Income Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to achieve long-term growth of capital and income.
American Funds Insurance Series® - International Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital.
American Funds Insurance Series® - International Growth & Income Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital while providing current income
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Designation: FF, VOL
American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2 (formerly, American Funds Insurance Series® - Managed Risk Blue Chip Income & Growth Fund: Class P2)
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.
American Funds Insurance Series® - New World Fund®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term capital appreciation.
American Funds Insurance Series® - The Bond Fund of America: Class 4 (formerly, American Funds Insurance Series® - Bond Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide as high a level of current income as is consistent with the preservation of capital.
American Funds Insurance Series® - U.S. Government Securities Fund: Class 4 (formerly, American Funds Insurance Series® - U.S. Government/AAA-Rated Securities Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide a high level of current income consistent with preservation of capital.
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 (formerly, American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.

BlackRock Variable Series Funds II, Inc. - BlackRock U.S. Government Bond V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	The investment objective of the Fund is to seek high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	To seek long-term capital appreciation.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek long-term capital growth.
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
Designation: LCFF
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The fund seeks long-term capital appreciation.
Calvert Variable Products, Inc. - Calvert VP SRI Balanced Portfolio: Class F
Investment Advisor:	Calvert Research and Management
Investment Objective:	Provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks total return, consisting of current income and capital appreciation.
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term growth of capital.

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term growth of capital.
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global Technology Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term capital appreciation.
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (formerly, Credit Suisse Trust - Commodity Return Strategy Portfolio)
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: FF, LCFF
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (formerly, DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class)
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek total return consisting of capital appreciation and current income.
Designation: FF, LCFF
DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve a stable real return in excess of the rate of inflation with a minimum of risk.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Sub-advisor:	Federated Global Investment Management Corp.
Investment Objective:	Capital appreciation.
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Sub-advisor:	Federated Investment Management Company, Federated Advisory Services Company, Fed Global
Investment Objective:	To achieve high current income and moderate capital appreciation.
Designation: VOL
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Seeks high total return with a secondary objective of principal preservation.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	Geode Capital Management, LLC
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks to provide capital growth.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Seeks capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers for the fund
Investment Objective:	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
First Eagle Variable Funds - Overseas Variable Fund
Investment Advisor:	First Eagle Investment Management, LLC
Investment Objective:	The fund seeks long-term growth of capital by investing primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. companies.
Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Institutional, LLC
Investment Objective:	Seeks high total return.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks capital appreciation, with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high level of current income, with capital appreciation over the long term as a secondary goal.
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks income.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Fund - Global Managed Futures Strategy
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Global Managed Futures Strategy Fund (the "Fund") seeks to generate positive total returns over time.
Guggenheim Variable Fund - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide total return, comprised of current income and capital appreciation.
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	To provide a high level of current income while maximizing total return.
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation.
Guggenheim Variable Funds Trust - Series P (High Yield Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	High current income and capital appreciation as a secondary objective.
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.

Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
Invesco - Invesco V.I. Comstock Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco - Invesco V.I. Core Bond Fund: Series II (formerly, Invesco Oppenheimer V.I. Total Return Bond Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seeks total return.
Invesco - Invesco V.I. Core Equity Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To provide reasonable current income and long-term growth of income and capital.
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Both capital appreciation and current income
Invesco - Invesco V.I. Global Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To provide current income consistent with preservation of capital and liquidity.
Invesco - Invesco V.I. Government Securities Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's objective is total return, comprised of current income and capital appreciation.

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek long-term growth of capital and income.
Invesco - Invesco V.I. Health Care Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long term growth of capital.
Invesco - Invesco V.I. High Yield Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Canada Ltd.
Investment Objective:	Total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. International Growth Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Main Street Fund: Series II (formerly, Invesco Oppenheimer V.I. Main Street Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (formerly, Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Technology Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco Oppenheimer V.I. International Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - Balanced: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of capital appreciation and current income.
Ivy Variable Insurance Portfolios - Corporate Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Energy: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Global Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide a high level of current income. Capital appreciation is a secondary objective.

Ivy Variable Insurance Portfolios - High Income: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Natural Resources: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Science and Technology: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Value: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Perkins Investment Management LLC ("Perkins")
Investment Objective:	Seeks capital appreciation.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.

Janus Aspen Series - Janus Henderson U.S. Low Volatility Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Intech Investment Management LLC
Investment Objective:	Seeks capital appreciation.
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV
Investment Advisor:	John Hancock Variable Trust Advisers LLC
Sub-advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek long-term capital appreciation
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize long-term total return.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
This Sub-Account is only available in contracts issued before May 1, 2021
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	The Portfolio seeks total return.
Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	The Portfolio seeks long-term capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Seeks long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	Seeks capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	Seeks dividend income, growth of dividend income and long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.

Legg Mason Partners Variable Equity Trust - QS Legg Mason Dynamic Multi-Strategy VIT Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	QS Investors, LLC and Western Asset Management Company
Investment Objective:	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The fund will seek to reduce volatility as a secondary objective.
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return.
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	To seek high current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Current income and capital appreciation.
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Long-term growth of capital and income without excessive fluctuations in market value.
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class
Investment Advisor:	New York Life Investment Management LLC
Sub-advisor:	MacKay Shields LLC
Investment Objective:	The Fund seeks capital appreciation together with current income.
MFS® Variable Insurance Trust - MFS Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Mutual Fund and Variable Insurance Trust - Rational Trend Aggregation VA Fund: Class A
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	To seek total return on investment, with dividend income as an important component of that return.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (formerly, Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class Y)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF, LCFF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF, LCFF

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
This Sub-Account is no longer available to receive transfers or new purchase payments effective June 12, 2020
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.

Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares
This Sub-Account is only available in contracts issued before May 1, 2021
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital and income generation.
Northern Lights Variable Trust - 7Twelve Balanced Portfolio: Class 3
Investment Advisor:	7Twelve Advisors, LLC
Investment Objective:	The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Investment Advisor:	BTS Asset Management, Inc.
Investment Objective:	Seeks to provide total return.
Northern Lights Variable Trust - Power Dividend Index Fund: Class 1
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	The primary investment objective is total return from income and capital appreciation. Capital Preservation is a secondary objective of the Fund.
Northern Lights Variable Trust - Power Momentum Index Fund: Class 1
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	Capital growth and income.
Northern Lights Variable Trust - Probabilities VIT Fund: Class 1
This Sub-Account is only available in contracts issued before May 1, 2021
Investment Advisor:	Probabilities Fund Management, LLC
Investment Objective:	Capital appreciation.
Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation.
Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks income and capital appreciation.
Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks to preserve capital and provide moderate income and moderate capital appreciation.
Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation.
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.

Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Capital Appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks total return which exceeds that of its benchmark.
PIMCO Variable Insurance Trust - Global Managed Allocation Portfolio: Administrative Class (formerly, PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class)
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	The portfolio seeks current income and total return.
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Reasonable income and capital growth.
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	A high level of current income.
ProFunds - ProFund Access VP High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
Designation: EC: 2:55 PM EST
ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BanksSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic MaterialsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Bear
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BiotechnologySM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer GoodsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer ServicesSM Index.
Designation: EC: 3:55 PM EST

ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P/BNY Mellon Emerging 50 ADR Index (USD).
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Falling U.S. Dollar
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of non-U.S. currencies included in the ICE® U.S. Dollar Index®.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. FinancialsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Government Money Market
This Sub-Account is no longer available to receive transfers or new purchase payments effective July 3, 2019
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks a high level of current income consistent with liquidity and preservation of capital.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health CareSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. IndustrialsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the MSCI EAFE Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones InternetSM Composite Index.
Designation: EC: 3:55 PM EST

ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Large-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Growth Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Large-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Value Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Growth Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Value Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Oil & Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil & GasSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select Pharmaceuticals Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious MetalsSM Index.
Designation: EC: 3:55 PM EST

ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real EstateSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Rising Rates Opportunity
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily price movement of the most recently issued 30-Year U.S. Treasury Bond. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. SemiconductorsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Short Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P/BNY Mellon Emerging 50 ADR Index (USD). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Short International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Short Mid-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Short NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Nasdaq-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Short Small-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST

ProFunds - ProFund VP Small-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Small-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Growth Index.
Designation: EC: 3:55 PM EST, LCFF
ProFunds - ProFund VP Small-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. TechnologySM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select Telecommunications Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP U.S. Government Plus
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to one and one -quarter times (1.25x) the daily price movement of the most recently issued 30-Year U.S. Treasury Bond. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP UltraBull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP UltraMid-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP UltraNASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST

ProFunds - ProFund VP UltraShort NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP UltraSmall-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. UtilitiesSM Index.
Designation: EC: 3:55 PM EST
Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Putnam Variable Trust - Putnam VT High Yield Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.
Putnam Variable Trust - Putnam VT Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.
Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (formerly, Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB)
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	High current income with preservation of capital as its secondary objective.
Putnam Variable Trust - Putnam VT Multi-Asset Absolute Return Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks positive total return.

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Long-term capital appreciation.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Designation: FF
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Rydex Variable Trust - Banking Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Consumer Products Fund
This Sub-Account is only available in contracts issued before May 1, 2021
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Dow 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: EC: 3:55 PM EST

Rydex Variable Trust - Electronics Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Energy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Europe 1.25x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones STOXX 50 Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Health Care Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - High Yield Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.
Designation: EC: 3:45 PM EST
Rydex Variable Trust - Internet Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: EC: 3:50 PM EST

Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Long Treasury Bond.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the S&P Mid Cap 400® Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the NASDAQ 100 Index®.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Russell 2000 Index®.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that will inversely correlate to the daily performance of the S&P 500® Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Japan 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225 Stock Average.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Leisure Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400® Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the NASDAQ 100 Index®.
Designation: EC: 3:55 PM EST

Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Nova Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 150% of the daily performance of the S&P 500® Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Retailing Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Russell 2000 Index®.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Russell 2000® 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correlate to 200% of the performance of the Russell 2000® Index on a daily basis.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - S&P 500 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the S&P 500® Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Growth Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Value Index.
Designation: EC: 3:50 PM EST

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Growth Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Value Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Growth Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Value Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Technology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Transportation Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Utilities Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designation: EC: 3:50 PM EST

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: EC: 3:50 PM EST
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of income consistent with moderate fluctuations in principal value.
The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
The Timothy Plan - Conservative Growth Portfolio Variable Series
Investment Advisor:	Timothy Partners, Ltd.
Investment Objective:	The investment objective of the Portfolio is to generate moderate levels of long-term capital growth.
The Timothy Plan - Strategic Growth Portfolio Variable Series
Investment Advisor:	Timothy Partners, Ltd.
Investment Objective:	The investment objective of the Portfolio is to generate medium to high levels of long-term capital growth.
Third Avenue Variable Series Trust - Third Avenue Value Portfolio (formerly, Third Avenue Variable Series Trust - FFI Strategies Portfolio)
Investment Advisor:	Third Avenue Management LLC
Investment Objective:	Long-term capital appreciation.
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I
Investment Advisor:	Redwood Investment Management, LLC
Investment Objective:	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-account provided the allocation to that Sub-account is greater than $0. Once the allocation to this Sub-account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	Redwood Investment Management, LLC
Investment Objective:	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks high total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
VanEck VIP Trust - Emerging Markets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Hard Assets Fund: Initial Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
Vanguard Variable Insurance Fund - Balanced Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Seeks to provide long-term capital appreciation and reasonable current income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Capital Growth Portfolio
Investment Advisor:	PRIMECAP Management Company
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Diversified Value Portfolio
Investment Advisor:	Barrow, Hanley, Mewhinney & Strauss, LLC
Investment Objective:	Seeks to provide long-term capital appreciation and income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund – Equity Income Portfolio
Investment Advisor:	Wellington Management Company, LLP; Vanguard Quantitative Equity Group
Investment Objective:	Seeks to provide an above average level of current income and reasonable long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Equity Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Global Bond Index Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Growth Portfolio
Investment Advisor:	Jackson Square Partners, LLC; Wellington Management Company LLP
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST

Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Seeks to provide a high level of current income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - International Portfolio
Investment Advisor:	Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Seeks to provide current income while maintaining limited price volatility.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Small Company Growth Portfolio
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-account provided the allocation to that Sub-account is greater than $0. Once the allocation to this Sub-account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	ArrowMark Partners; Vanguard Quantitative Equity Group
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Seeks to track the performance of a broad, market-weighted bond index.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.
Designation: LCFF, EC: 2:30 PM EST

Vanguard Variable Insurance Fund - Vanguard Conservative Allocation Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	Seeks to provide current income and low to moderate capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Vanguard Moderate Allocation Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	Seeks to provide capital appreciation and a low to moderate level of current income.
Designation: LCFF, EC: 2:30 PM EST
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Newfleet Asset Management, LLC
Investment Objective:	Long-term total return.
Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Sustainable Growth Advisers, LP
Investment Objective:	High total return consistent with reasonable risk.
Wells Fargo Variable Trust - VT Discovery Fund: Class 2
This Sub-Account is only available in contracts issued before May 1, 2021
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

APPENDIX B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts as of December 31, 2020. The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2020; therefore, no Condensed Financial Information is available:
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Jefferson National Life Insurance Company of New York
Jefferson National Life of New York Annuity Account 1
CONDENSED FINANCIAL INFORMATION
The tables below provide per unit information about the financial history of each Sub-account.
The inception of the funds is April 17, 2015 unless otherwise noted.
	2020	2019	2018	2017	2016	2015
AB VARIABLE PRODUCTS SERIES FUND, INC.:
Dynamic Asset Allocation Portfolio
Beginning AUV	$15.21	$13.20	$14.24	$12.46	$12.05	$12.75
Ending AUV	$15.95	$15.21	$13.20	$14.24	$12.46	$12.05
Ending number of AUs (000s)	—	—	—	—	—	—
Global Thematic Growth Portfolio
Beginning AUV	$18.92	$14.58	$16.20	$11.88	$11.99	$12.58
Ending AUV	$26.32	$18.92	$14.58	$16.20	$11.88	$11.99
Ending number of AUs (000s)	—	—	—	—	—	—
Growth and Income Portfolio
Beginning AUV	$27.68	$22.34	$23.67	$19.90	$17.88	$17.86
Ending AUV	$28.43	$27.68	$22.34	$23.67	$19.90	$17.88
Ending number of AUs (000s)	7	7	7	9	8	—
International Growth Portfolio
Beginning AUV	$11.53	$9.06	$11.00	$8.17	$8.79	$9.60
Ending AUV	$14.94	$11.53	$9.06	$11.00	$8.17	$8.79
Ending number of AUs (000s)	—	—	—	—	—	—
International Value Portfolio
Beginning AUV	$8.20	$7.02	$9.11	$7.28	$7.34	$7.85
Ending AUV	$8.38	$8.20	$7.02	$9.11	$7.28	$7.34
Ending number of AUs (000s)	6	30	32	3	2	—
Small Mid Cap Value Portfolio
Beginning AUV	$27.13	$22.62	$26.71	$23.67	$18.97	$20.64
Ending AUV	$27.95	$27.13	$22.62	$26.71	$23.67	$18.97
Ending number of AUs (000s)	8	6	7	9	4	1
ADVISORS PREFERRED TRUST:
Gold Bullion Strategy Portfolio
Beginning AUV	$10.57	$8.96	$9.37	$8.42	$7.88	$9.10
Ending AUV	$12.65	$10.57	$8.96	$9.37	$8.42	$7.88
Ending number of AUs (000s)	44	17	9	3	3	1
THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
Beginning AUV	$61.46	$46.01	$46.05	$35.13	$34.96	$34.78
Ending AUV	$87.12	$61.46	$46.01	$46.05	$35.13	$34.96
Ending number of AUs (000s)	6	6	3	2	1	1

	2020	2019	2018	2017	2016	2015
Large Cap Growth Portfolio
Beginning AUV	$37.18	$29.18	$28.55	$22.22	$22.41	$23.43
Ending AUV	$62.11	$37.18	$29.18	$28.55	$22.22	$22.41
Ending number of AUs (000s)	14	—	—	—	—	—
Mid Cap Growth Portfolio
Beginning AUV	$31.61	$24.27	$26.22	$20.20	$20.01	$21.79
Ending AUV	$52.04	$31.61	$24.27	$26.22	$20.20	$20.01
Ending number of AUs (000s)	9	—	—	—	—	—
ALPS VARIABLE INSURANCE TRUST:
ALPS Alerian Energy Infrastructure Portfolio II
Beginning AUV	$10.15	$8.43	$10.40	$10.49	$7.45	$11.85
Ending AUV	$7.60	$10.15	$8.43	$10.40	$10.49	$7.45
Ending number of AUs (000s)	20	37	15	22	37	17
ALPS Red Rocks Global Opportunity Portfolio (inception May 1, 2015)
Beginning AUV	$15.26	$10.92	$12.48	$9.99	$9.25	$9.95
Ending AUV	$16.68	$15.26	$10.92	$12.48	$9.99	$9.25
Ending number of AUs (000s)	—	—	—	—	—	—
Morningstar Aggressive Growth ETF Asset Allocation Portfolio II
Beginning AUV	$18.62	$15.24	$16.81	$14.03	$12.62	$13.53
Ending AUV	$20.48	$18.62	$15.24	$16.81	$14.03	$12.62
Ending number of AUs (000s)	1	1	—	—	—	—
Morningstar Balanced ETF Asset Allocation Portfolio II
Beginning AUV	$17.31	$14.88	$15.87	$14.01	$12.91	$13.63
Ending AUV	$18.88	$17.31	$14.88	$15.87	$14.01	$12.91
Ending number of AUs (000s)	22	22	21	8	4	—
Morningstar Conservative ETF Asset Allocation Portfolio II
Beginning AUV	$14.43	$13.18	$13.50	$12.71	$12.15	$12.54
Ending AUV	$15.37	$14.43	$13.18	$13.50	$12.71	$12.15
Ending number of AUs (000s)	2	2	2	—	—	—
Morningstar Growth ETF Asset Allocation Portfolio II
Beginning AUV	$18.26	$15.25	$16.58	$14.14	$12.89	$13.72
Ending AUV	$20.09	$18.26	$15.25	$16.58	$14.14	$12.89
Ending number of AUs (000s)	15	14	13	2	2	—
Morningstar Income and Growth ETF Asset Allocation Portfolio II
Beginning AUV	$15.82	$14.01	$14.63	$13.31	$12.51	$13.06
Ending AUV	$17.15	$15.82	$14.01	$14.63	$13.31	$12.51
Ending number of AUs (000s)	10	19	1	1	1	—
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund
Beginning AUV	$26.17	$21.83	$22.70	$19.93	$18.63	$19.33
Ending AUV	$29.45	$26.17	$21.83	$22.70	$19.93	$18.63
Ending number of AUs (000s)	29	25	21	14	3	—
VP Disciplined Core Value Fund
Beginning AUV	$29.94	$24.16	$25.94	$21.53	$18.97	$20.11
Ending AUV	$33.48	$29.94	$24.16	$25.94	$21.53	$18.97
Ending number of AUs (000s)	23	7	4	4	2	1
VP Inflation Protection Fund
Beginning AUV	$16.19	$14.87	$15.30	$14.76	$14.14	$14.89
Ending AUV	$17.74	$16.19	$14.87	$15.30	$14.76	$14.14
Ending number of AUs (000s)	11	11	10	9	8	—

	2020	2019	2018	2017	2016	2015
VP International Fund
Beginning AUV	$24.12	$18.78	$22.16	$16.89	$17.87	$18.80
Ending AUV	$30.37	$24.12	$18.78	$22.16	$16.89	$17.87
Ending number of AUs (000s)	18	29	29	29	—	—
VP Large Company Value Fund
Beginning AUV	$19.88	$15.60	$16.96	$15.27	$13.25	$13.97
Ending AUV	$20.40	$19.88	$15.60	$16.96	$15.27	$13.25
Ending number of AUs (000s)	—	—	—	—	—	—
VP Ultra Fund
Beginning AUV	$36.73	$27.29	$27.09	$20.49	$19.61	$19.27
Ending AUV	$55.04	$36.73	$27.29	$27.09	$20.49	$19.61
Ending number of AUs (000s)	4	—	3	—	—	—
VP Value Fund
Beginning AUV	$30.29	$23.84	$26.25	$24.14	$20.03	$21.02
Ending AUV	$30.59	$30.29	$23.84	$26.25	$24.14	$20.03
Ending number of AUs (000s)	—	—	1	1	—	—
AMERICAN FUNDS INSURANCE SERIES:
American High-Income Trust Fund
Beginning AUV	$12.84	$11.44	$11.75	$11.02	$9.39	$10.45
Ending AUV	$13.83	$12.84	$11.44	$11.75	$11.02	$9.39
Ending number of AUs (000s)	13	13	5	54	84	—
Asset Allocation Fund
Beginning AUV	$15.85	$13.11	$13.78	$11.89	$10.89	$11.00
Ending AUV	$17.78	$15.85	$13.11	$13.78	$11.89	$10.89
Ending number of AUs (000s)	63	58	46	36	11	1
Capital Income Builder Fund (inception May 1, 2018)
Beginning AUV	$11.250	$9.560	$10.00	N/A	N/A	N/A
Ending AUV	$11.71	$11.25	$9.56	N/A	N/A	N/A
Ending number of AUs (000s)	23	23	1	N/A	N/A	N/A
Capital World Bond Fund
Beginning AUV	$11.18	$10.40	$10.57	$9.91	$9.68	$10.12
Ending AUV	$12.26	$11.18	$10.40	$10.57	$9.91	$9.68
Ending number of AUs (000s)	15	18	14	10	—	—
Capital World Growth and Income Fund (inception May 1, 2018)
Beginning AUV	$11.63	$8.90	$10.00	N/A	N/A	N/A
Ending AUV	$12.63	$11.63	$8.90	N/A	N/A	N/A
Ending number of AUs (000s)	1	—	—	N/A	N/A	N/A
Global Growth Fund (inception May 1, 2018)
Beginning AUV	$11.93	$8.84	$10.00	N/A	N/A	N/A
Ending AUV	$15.53	$11.93	$8.84	N/A	N/A	N/A
Ending number of AUs (000s)	2	2	1	N/A	N/A	N/A
Global Small Cap Fund (inception May 1, 2018)
Beginning AUV	$11.49	$8.76	$10.00	N/A	N/A	N/A
Ending AUV	$14.87	$11.49	$8.76	N/A	N/A	N/A
Ending number of AUs (000s)	3	3	—	N/A	N/A	N/A
Growth Fund
Beginning AUV	$21.78	$16.69	$16.78	$13.11	$12.00	$11.83
Ending AUV	$33.04	$21.78	$16.69	$16.78	$13.11	$12.00
Ending number of AUs (000s)	31	34	38	31	8	13

	2020	2019	2018	2017	2016	2015
Growth-Income Fund
Beginning AUV	$19.51	$15.50	$15.82	$12.96	$11.65	$11.90
Ending AUV	$22.09	$19.51	$15.50	$15.82	$12.96	$11.65
Ending number of AUs (000s)	24	27	25	22	15	—
International Fund
Beginning AUV	$14.09	$11.49	$13.26	$10.06	$9.74	$11.05
Ending AUV	$16.01	$14.09	$11.49	$13.26	$10.06	$9.74
Ending number of AUs (000s)	37	46	51	57	35	19
International Growth and Income Fund (inception May 1, 2018)
Beginning AUV	$10.73	$8.76	$10.00	N/A	N/A	N/A
Ending AUV	$11.34	$10.73	$8.76	N/A	N/A	N/A
Ending number of AUs (000s)	1	3	—	N/A	N/A	N/A
Managed Risk Asset Allocation Fund
Beginning AUV	$14.38	$12.19	$12.82	$11.17	$10.41	$10.68
Ending AUV	$15.23	$14.38	$12.19	$12.82	$11.17	$10.41
Ending number of AUs (000s)	21	24	25	22	9	9
Managed Risk Washington Mutual Investors Fund
Beginning AUV	$14.27	$12.53	$13.53	$11.76	$10.37	$11.14
Ending AUV	$14.09	$14.27	$12.53	$13.53	$11.76	$10.37
Ending number of AUs (000s)	5	7	7	5	2	—
Mortgage Fund
Beginning AUV	$11.41	$10.88	$10.88	$10.77	$10.56	$10.60
Ending AUV	$12.13	$11.41	$10.88	$10.88	$10.77	$10.56
Ending number of AUs (000s)	3	8	7	46	63	37
New World Fund (inception July 31, 2015)
Beginning AUV	$14.25	$11.06	$12.90	$9.99	$9.51	$10.05
Ending AUV	$17.56	$14.25	$11.06	$12.90	$9.99	$9.51
Ending number of AUs (000s)	80	83	66	39	5	—
The Bond Fund of America
Beginning AUV	$11.97	$10.97	$11.07	$10.72	$10.43	$10.65
Ending AUV	$13.09	$11.97	$10.97	$11.07	$10.72	$10.43
Ending number of AUs (000s)	31	25	9	62	54	—
U.S. Government Securities Fund (inception May 1, 2018)
Beginning AUV	$10.81	$10.28	$10.00	N/A	N/A	N/A
Ending AUV	$11.84	$10.81	$10.28	N/A	N/A	N/A
Ending number of AUs (000s)	39	11	1	N/A	N/A	N/A
Washington Mutual Investors Fund
Beginning AUV	$17.65	$14.58	$16.01	$13.72	$11.58	$12.15
Ending AUV	$19.14	$17.65	$14.58	$16.01	$13.72	$11.58
Ending number of AUs (000s)	5	10	8	5	3	—
AMUNDI PIONEER ASSET MANAGEMENT TRUST:
Bond Portfolio (inception
Beginning AUV	$18.21	$16.73	$16.89	$16.30	$15.68	$15.96
Ending AUV	$19.75	$18.21	$16.73	$16.89	$16.30	$15.68
Ending number of AUs (000s)	35	62	34	13	10	2
Equity Income Portfolio
Beginning AUV	$32.69	$26.10	$28.61	$24.84	$20.78	$20.91
Ending AUV	$32.60	$32.69	$26.10	$28.61	$24.84	$20.78
Ending number of AUs (000s)	1	1	6	11	—	—

	2020	2019	2018	2017	2016	2015
Fund Portfolio
Beginning AUV	$33.40	$25.49	$25.94	$21.38	$19.50	$19.74
Ending AUV	$41.41	$33.40	$25.49	$25.94	$21.38	$19.50
Ending number of AUs (000s)	—	—	—	—	—	—
High Yield Portfolio
Beginning AUV	$23.62	$20.67	$21.52	$20.11	$17.68	$19.29
Ending AUV	$24.09	$23.62	$20.67	$21.52	$20.11	$17.68
Ending number of AUs (000s)	—	—	—	—	—	—
Mid Cap Value Portfolio
Beginning AUV	$25.59	$19.98	$24.82	$21.99	$18.92	$20.26
Ending AUV	$26.07	$25.59	$19.98	$24.82	$21.99	$18.92
Ending number of AUs (000s)	—	—	2	—	—	—
Strategic Income Portfolio
Beginning AUV	$19.19	$17.52	$17.87	$17.06	$15.89	$16.44
Ending AUV	$20.60	$19.19	$17.52	$17.87	$17.06	$15.89
Ending number of AUs (000s)	4	4	5	6	1	—
BLACKROCK VARIABLE SERIES TRUST FUNDS:
Advantage Large Cap Core V.I. Fund
Beginning AUV	$28.40	$22.09	$23.38	$19.17	$17.39	$17.56
Ending AUV	$33.94	$28.40	$22.09	$23.38	$19.17	$17.39
Ending number of AUs (000s)	1	1	1	1	—	—
Advantage Large Cap Value V.I. Fund
Beginning AUV	$26.02	$20.88	$22.81	$19.52	$17.25	$17.68
Ending AUV	$26.91	$26.02	$20.88	$22.81	$19.52	$17.25
Ending number of AUs (000s)	—	—	—	—	—	—
Equity Dividend V.I. Fund
Beginning AUV	$25.06	$19.66	$21.24	$18.23	$15.71	$15.78
Ending AUV	$25.96	$25.06	$19.66	$21.24	$18.23	$15.71
Ending number of AUs (000s)	8	6	—	—	—	—
Global Allocation V.I. Fund
Beginning AUV	$16.30	$13.84	$14.98	$13.17	$12.69	$13.38
Ending AUV	$19.68	$16.30	$13.84	$14.98	$13.17	$12.69
Ending number of AUs (000s)	43	37	33	27	27	22
High Yield V.I. Fund (inception February 3, 2012)
Beginning AUV	$16.10	$14.01	$14.43	$13.48	$11.95	$12.82
Ending AUV	$17.23	$16.10	$14.01	$14.43	$13.48	$11.95
Ending number of AUs (000s)	63	55	24	36	19	13
Large Cap Focus Growth V.I. Fund
Beginning AUV	$34.84	$26.33	$25.62	$19.82	$18.43	$18.30
Ending AUV	$49.97	$34.84	$26.33	$25.62	$19.82	$18.43
Ending number of AUs (000s)	3	15	5	—	—	—
Total Return V.I. Fund
Beginning AUV	$12.62	$11.56	$11.64	$11.28	$11.01	$11.28
Ending AUV	$13.70	$12.62	$11.56	$11.64	$11.28	$11.01
Ending number of AUs (000s)	72	30	23	72	70	5
U.S. Government Bond V.I. Fund
Beginning AUV	$11.22	$10.57	$10.57	$10.44	$10.34	$10.50
Ending AUV	$11.89	$11.22	$10.57	$10.57	$10.44	$10.34
Ending number of AUs (000s)	49	30	33	32	33	14

	2020	2019	2018	2017	2016	2015
BNY MELLON INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio
Beginning AUV	$37.49	$30.68	$33.70	$29.98	$23.85	$25.22
Ending AUV	$41.48	$37.49	$30.68	$33.70	$29.98	$23.85
Ending number of AUs (000s)	29	37	22	8	4	2
BNY MELLON SUSTAINABLE U.S. EQUITY FUND, INC.
Beginning AUV	$35.33	$26.29	$27.51	$23.85	$21.61	$22.74
Ending AUV	$43.86	$35.33	$26.29	$27.51	$23.85	$21.61
Ending number of AUs (000s)	1	1	2	2	1	—
BNY MELLON STOCK INDEX FUND
Beginning AUV	$19.23	$14.69	$15.45	$12.74	$11.44	$11.51
Ending AUV	$22.64	$19.23	$14.69	$15.45	$12.74	$11.44
Ending number of AUs (000s)	9	16	11	93	81	—
CALVERT VARIABLE PRODUCTS:
SRI Balanced Fund
Beginning AUV	$15.12	$12.17	$12.50	$11.23	$10.46	$10.99
Ending AUV	$17.36	$15.12	$12.17	$12.50	$11.23	$10.46
Ending number of AUs (000s)	4	22	5	5	5	—
COLUMBIA FUNDS VARIABLE SERIES TRUST:
Select Large Cap Value Portfolio
Beginning AUV	$25.69	$20.27	$23.09	$19.09	$15.91	$16.82
Ending AUV	$27.51	$25.69	$20.27	$23.09	$19.09	$15.91
Ending number of AUs (000s)	10	10	17	17	—	—
Select Small Cap Value Portfolio
Beginning AUV	$20.90	$17.75	$20.31	$18.09	$15.87	$17.45
Ending AUV	$22.82	$20.90	$17.75	$20.31	$18.09	$15.87
Ending number of AUs (000s)	8	3	3	1	—	—
Seligman Global Technology Portfolio II
Beginning AUV	$71.77	$46.31	$50.59	$37.49	$31.50	$30.30
Ending AUV	$104.64	$71.77	$46.31	$50.59	$37.49	$31.50
Ending number of AUs (000s)	6	11	6	4	—	—
Strategic Income Portfolio (inception date May 2, 2016)
Beginning AUV	$12.07	$10.95	$11.02	$10.41	$10.00	N/A
Ending AUV	$12.87	$12.07	$10.95	$11.02	$10.41	N/A
Ending number of AUs (000s)	34	28	31	7	—	—
CREDIT SUISSE TRUST:
Commodity Return Strategy Portfolio
Beginning AUV	$5.38	$5.05	$5.71	$5.63	$5.02	$6.52
Ending AUV	$5.30	$5.38	$5.05	$5.71	$5.63	$5.02
Ending number of AUs (000s)	4	4	4	1	1	—
DFA INVESTMENT DIMENSIONS GROUP, INC:
VA Equity Allocation Portfolio (inception November 3, 2017)
Beginning AUV	$11.54	$9.19	$10.37	$10.00	N/A	N/A
Ending AUV	$12.91	$11.54	$9.19	$10.37	N/A	N/A
Ending number of AUs (000s)	121	56	14	—	—	—
VA Global Bond Portfolio
Beginning AUV	$11.33	$10.90	$10.74	$10.54	$10.39	$10.44
Ending AUV	$11.46	$11.33	$10.90	$10.74	$10.54	$10.39
Ending number of AUs (000s)	124	116	97	92	73	—

	2020	2019	2018	2017	2016	2015
VA Global Moderate Allocation Portfolio
Beginning AUV	$13.43	$11.39	$12.27	$10.74	$9.87	$10.40
Ending AUV	$14.90	$13.43	$11.39	$12.27	$10.74	$9.87
Ending number of AUs (000s)	158	157	157	140	111	92
VA International Small Portfolio
Beginning AUV	$13.58	$10.99	$13.73	$10.59	$9.99	$10.22
Ending AUV	$14.82	$13.58	$10.99	$13.73	$10.59	$9.99
Ending number of AUs (000s)	103	97	85	65	29	14
VA International Value Portfolio
Beginning AUV	$11.27	$9.75	$11.79	$9.40	$8.63	$10.03
Ending AUV	$11.04	$11.27	$9.75	$11.79	$9.40	$8.63
Ending number of AUs (000s)	316	251	209	101	80	45
VA Short-Term Fixed Portfolio
Beginning AUV	$10.48	$10.24	$10.09	$10.03	$9.98	$10.00
Ending AUV	$10.51	$10.48	$10.24	$10.09	$10.03	$9.98
Ending number of AUs (000s)	232	120	93	34	13	1
VA U.S. Large Value Portfolio
Beginning AUV	$16.27	$12.97	$14.79	$12.45	$10.50	$11.10
Ending AUV	$16.00	$16.27	$12.97	$14.79	$12.45	$10.50
Ending number of AUs (000s)	220	205	197	78	43	25
VA U.S. Targeted Value Portfolio
Beginning AUV	$13.99	$11.44	$13.63	$12.45	$9.79	$10.73
Ending AUV	$14.51	$13.99	$11.44	$13.63	$12.45	$9.79
Ending number of AUs (000s)	138	75	73	62	35	9
DELAWARE VIP TRUST:
Small Cap Value Series (inception date July 31, 2015)
Beginning AUV	$14.58	$11.41	$13.74	$12.30	$9.38	$10.03
Ending AUV	$14.26	$14.58	$11.41	$13.74	$12.30	$9.38
Ending number of AUs (000s)	22	18	17	19	6	—
EATON VANCE VARIABLE TRUST:
Floating-Rate Income Fund
Beginning AUV	$14.27	$13.33	$13.34	$12.89	$11.84	$12.23
Ending AUV	$14.56	$14.27	$13.33	$13.34	$12.89	$11.84
Ending number of AUs (000s)	33	144	88	97	95	—
FEDERATED HERMES INSURANCE SERIES:
High Income Bond Fund II
Beginning AUV	$27.62	$24.11	$24.93	$23.31	$20.31	$21.61
Ending AUV	$29.16	$27.62	$24.11	$24.93	$23.31	$20.31
Ending number of AUs (000s)	15	7	6	3	1	—
Kaufmann Fund II
Beginning AUV	$33.76	$25.28	$24.41	$19.08	$18.45	$19.22
Ending AUV	$43.37	$33.76	$25.28	$24.41	$19.08	$18.45
Ending number of AUs (000s)	20	19	4	1	—	—
Managed Volatility Fund II
Beginning AUV	$28.85	$23.99	$26.22	$22.20	$20.61	$22.77
Ending AUV	$29.11	$28.85	$23.99	$26.22	$22.20	$20.61
Ending number of AUs (000s)	14	10	9	5	3	8

	2020	2019	2018	2017	2016	2015
FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced Portfolio
Beginning AUV	$22.56	$18.18	$19.02	$16.38	$15.31	$15.71
Ending AUV	$27.55	$22.56	$18.18	$19.02	$16.38	$15.31
Ending number of AUs (000s)	43	23	23	30	1	6
Contrafund Portfolio
Beginning AUV	$28.32	$21.57	$23.11	$19.01	$17.64	$18.16
Ending AUV	$36.89	$28.32	$21.57	$23.11	$19.01	$17.64
Ending number of AUs (000s)	83	15	10	9	3	4
Disciplined Small Cap Portfolio
Beginning AUV	$25.08	$20.33	$23.44	$21.95	$17.95	$19.45
Ending AUV	$29.62	$25.08	$20.33	$23.44	$21.95	$17.95
Ending number of AUs (000s)	3	7	1	5	1	—
Energy Portfolio (inception date May 1, 2020)
Beginning AUV	$10.00	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.68	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	—	—	—	—	—	—
Equity-Income Portfolio
Beginning AUV	$25.70	$20.22	$22.10	$19.62	$16.67	$17.71
Ending AUV	$27.35	$25.70	$20.22	$22.10	$19.62	$16.67
Ending number of AUs (000s)	—	1	—	—	—	—
Freedom Income Portfolio (inception date May 2, 2016)
Beginning AUV	$12.04	$10.79	$11.04	$10.19	$10.00	N/A
Ending AUV	$13.28	$12.04	$10.79	$11.04	$10.19	N/A
Ending number of AUs (000s)	11	12	5	4	—	—
Growth Portfolio
Beginning AUV	$35.55	$26.53	$26.65	$19.77	$19.66	$19.24
Ending AUV	$51.03	$35.55	$26.53	$26.65	$19.77	$19.66
Ending number of AUs (000s)	25	10	45	4	2	2
Growth & Income Portfolio
Beginning AUV	$28.90	$22.29	$24.55	$21.05	$18.18	$19.08
Ending AUV	$31.10	$28.90	$22.29	$24.55	$21.05	$18.18
Ending number of AUs (000s)	2	—	—	—	—	—
Growth Opportunities Portfolio
Beginning AUV	$44.69	$31.81	$28.35	$21.13	$21.11	$20.82
Ending AUV	$75.18	$44.69	$31.81	$28.35	$21.13	$21.11
Ending number of AUs (000s)	36	12	1	—	—	—
High Income Portfolio
Beginning AUV	$16.47	$14.35	$14.89	$13.93	$12.20	$13.24
Ending AUV	$16.87	$16.47	$14.35	$14.89	$13.93	$12.20
Ending number of AUs (000s)	23	48	33	2	—	—
International Capital Appreciation Portfolio
Beginning AUV	$22.05	$16.59	$19.06	$14.01	$14.47	$14.87
Ending AUV	$26.88	$22.05	$16.59	$19.06	$14.01	$14.47
Ending number of AUs (000s)	16	19	8	8	—	—
Investment Grade Bond Portfolio
Beginning AUV	$13.60	$12.43	$12.53	$12.05	$11.53	$11.89
Ending AUV	$14.85	$13.60	$12.43	$12.53	$12.05	$11.53
Ending number of AUs (000s)	143	86	49	40	26	—

	2020	2019	2018	2017	2016	2015
Mid Cap Portfolio
Beginning AUV	$21.19	$17.20	$20.18	$16.75	$14.96	$15.97
Ending AUV	$24.98	$21.19	$17.20	$20.18	$16.75	$14.96
Ending number of AUs (000s)	7	7	7	3	3	2
Overseas Portfolio
Beginning AUV	$16.71	$13.11	$15.43	$11.87	$12.53	$13.07
Ending AUV	$19.28	$16.71	$13.11	$15.43	$11.87	$12.53
Ending number of AUs (000s)	12	13	12	13	8	6
Real Estate Portfolio
Beginning AUV	$23.27	$18.93	$20.24	$19.50	$18.49	$18.29
Ending AUV	$21.69	$23.27	$18.93	$20.24	$19.50	$18.49
Ending number of AUs (000s)	2	2	1	1	—	—
Strategic Income Portfolio
Beginning AUV	$14.56	$13.16	$13.54	$12.59	$11.66	$12.21
Ending AUV	$15.60	$14.56	$13.16	$13.54	$12.59	$11.66
Ending number of AUs (000s)	21	32	21	18	5	4
Value Portfolio
Beginning AUV	$26.53	$20.12	$23.42	$20.30	$18.17	$19.16
Ending AUV	$28.13	$26.53	$20.12	$23.42	$20.30	$18.17
Ending number of AUs (000s)	11	—	—	—	—	—
FIRST EAGLE VARIABLE FUNDS:
Overseas Variable Fund
Beginning AUV	$23.26	$19.81	$22.15	$19.33	$18.38	$19.46
Ending AUV	$24.85	$23.26	$19.81	$22.15	$19.33	$18.38
Ending number of AUs (000s)	5	6	2	1	—	1
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate II Fund
Beginning AUV	$25.90	$21.16	$22.70	$20.55	$20.44	$21.10
Ending AUV	$24.50	$25.90	$21.16	$22.70	$20.55	$20.44
Ending number of AUs (000s)	—	—	—	—	—	—
Income II Fund
Beginning AUV	$27.31	$23.53	$24.59	$22.42	$19.66	$21.56
Ending AUV	$27.50	$27.31	$23.53	$24.59	$22.42	$19.66
Ending number of AUs (000s)	5	9	4	3	1	—
Mutual Shares II Fund
Beginning AUV	$28.67	$23.39	$25.72	$23.74	$20.45	$22.34
Ending AUV	$27.22	$28.67	$23.39	$25.72	$23.74	$20.45
Ending number of AUs (000s)	—	1	2	1	2	1
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Rising Dividends Fund (inception July 31, 2015)
Beginning AUV	$16.55	$12.81	$13.49	$11.19	$9.64	$9.98
Ending AUV	$19.20	$16.55	$12.81	$13.49	$11.19	$9.64
Ending number of AUs (000s)	10	18	13	17	11	—
Strategic Income II Fund
Beginning AUV	$20.05	$18.56	$18.96	$18.14	$16.80	$17.80
Ending AUV	$20.74	$20.05	$18.56	$18.96	$18.14	$16.80
Ending number of AUs (000s)	21	34	13	9	3	5

	2020	2019	2018	2017	2016	2015
Templeton Global Bond II Fund
Beginning AUV	$17.98	$17.63	$17.29	$16.97	$16.48	$17.42
Ending AUV	$17.03	$17.98	$17.63	$17.29	$16.97	$16.48
Ending number of AUs (000s)	39	35	26	29	19	18
U.S. Government Securities II Fund
Beginning AUV	$13.29	$12.63	$12.59	$12.43	$12.34	$12.39
Ending AUV	$13.80	$13.29	$12.63	$12.59	$12.43	$12.34
Ending number of AUs (000s)	3	3	3	3	5	5
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Multi-Strategy Alternatives Fund
Beginning AUV	$9.98	$9.19	$9.89	$9.41	$9.38	$9.94
Ending AUV	$10.64	$9.98	$9.19	$9.89	$9.41	$9.38
Ending number of AUs (000s)	6	6	4	4	1	—
GUGGENHEIM VARIABLE INSURANCE FUNDS:
Floating Rate Strategies Fund (Series F)
Beginning AUV	$12.67	$11.78	$11.87	$11.47	$10.57	$10.73
Ending AUV	$12.67	$12.67	$11.78	$11.87	$11.47	$10.57
Ending number of AUs (000s)	168	31	51	38	88	22
Global Managed Futures Strategy Fund
Beginning AUV	$7.46	$6.90	$7.58	$6.97	$8.18	$9.00
Ending AUV	$7.65	$7.46	$6.90	$7.58	$6.97	$8.18
Ending number of AUs (000s)	11	10	10	9	1	—
High Yield Fund (Series P)
Beginning AUV	$16.47	$14.74	$15.37	$14.47	$12.32	$13.27
Ending AUV	$17.23	$16.47	$14.74	$15.37	$14.47	$12.32
Ending number of AUs (000s)	—	13	8	10	—	—
Long Short Equity Fund
Beginning AUV	$17.34	$16.43	$18.87	$16.43	$16.32	$16.42
Ending AUV	$18.19	$17.34	$16.43	$18.87	$16.43	$16.32
Ending number of AUs (000s)	—	2	1	—	—	—
Multi-Hedge Strategies Fund
Beginning AUV	$10.65	$10.14	$10.68	$10.30	$10.35	$10.41
Ending AUV	$11.44	$10.65	$10.14	$10.68	$10.30	$10.35
Ending number of AUs (000s)	5	5	15	14	7	6
Rydex Banking Fund
Beginning AUV	$10.13	$7.89	$9.77	$8.68	$6.82	$7.14
Ending AUV	$9.28	$10.13	$7.89	$9.77	$8.68	$6.82
Ending number of AUs (000s)	2	6	—	5	—	—
Rydex Basic Materials Fund
Beginning AUV	$23.91	$19.69	$23.85	$19.64	$15.01	$18.60
Ending AUV	$28.63	$23.91	$19.69	$23.85	$19.64	$15.01
Ending number of AUs (000s)	—	—	—	1	6	—
Rydex Biotechnology Fund
Beginning AUV	$56.01	$44.93	$49.62	$38.33	$47.71	$51.82
Ending AUV	$67.95	$56.01	$44.93	$49.62	$38.33	$47.71
Ending number of AUs (000s)	1	2	2	—	—	—
Rydex Commodities Strategy Fund
Beginning AUV	$2.80	$2.43	$2.87	$2.74	$2.49	$3.70
Ending AUV	$2.17	$2.80	$2.43	$2.87	$2.74	$2.49
Ending number of AUs (000s)	—	—	—	—	—	—

	2020	2019	2018	2017	2016	2015
Rydex Consumer Products Fund
Beginning AUV	$34.04	$27.82	$31.66	$28.39	$26.93	$26.18
Ending AUV	$36.62	$34.04	$27.82	$31.66	$28.39	$26.93
Ending number of AUs (000s)	—	10	10	10	10	28
Rydex Dow 2X Strategy Fund
Beginning AUV	$60.45	$40.99	$47.79	$30.15	$23.06	$24.10
Ending AUV	$61.50	$60.45	$40.99	$47.79	$30.15	$23.06
Ending number of AUs (000s)	—	—	—	—	—	—
Rydex Electronics Fund
Beginning AUV	$37.30	$23.42	$26.83	$20.47	$16.46	$17.21
Ending AUV	$58.18	$37.30	$23.42	$26.83	$20.47	$16.46
Ending number of AUs (000s)	5	8	1	1	—	—
Rydex Energy Fund
Beginning AUV	$11.26	$10.54	$14.15	$15.10	$11.49	$17.60
Ending AUV	$7.41	$11.26	$10.54	$14.15	$15.10	$11.49
Ending number of AUs (000s)	—	—	—	2	1	—
Rydex Energy Services Fund
Beginning AUV	$5.57	$5.58	$10.26	$12.61	$10.24	$15.47
Ending AUV	$3.49	$5.57	$5.58	$10.26	$12.61	$10.24
Ending number of AUs (000s)	2	4	—	—	—	—
Rydex Europe 1.25X Strategy Fund
Beginning AUV	$11.52	$8.97	$11.07	$8.61	$9.12	$10.56
Ending AUV	$11.55	$11.52	$8.97	$11.07	$8.61	$9.12
Ending number of AUs (000s)	—	—	—	—	—	—
Rydex Financial Services Fund
Beginning AUV	$16.42	$12.82	$14.62	$12.65	$10.92	$11.33
Ending AUV	$16.40	$16.42	$12.82	$14.62	$12.65	$10.92
Ending number of AUs (000s)	—	—	—	2	1	—
Rydex Government Long Bond 1.2X Strategy Fund
Beginning AUV	$21.48	$18.40	$19.43	$17.72	$17.78	$19.89
Ending AUV	$26.20	$21.48	$18.40	$19.43	$17.72	$17.78
Ending number of AUs (000s)	—	2	1	—	—	—
Rydex Health Care Fund
Beginning AUV	$37.95	$30.96	$30.58	$24.89	$27.56	$29.51
Ending AUV	$45.03	$37.95	$30.96	$30.58	$24.89	$27.56
Ending number of AUs (000s)	2	—	—	1	1	9
Rydex High Yield Strategy Fund
Beginning AUV	$13.42	$11.79	$11.89	$11.13	$9.97	$10.31
Ending AUV	$13.36	$13.42	$11.79	$11.89	$11.13	$9.97
Ending number of AUs (000s)	12	—	—	—	—	—
Rydex Internet Fund
Beginning AUV	$48.08	$38.32	$39.59	$29.55	$28.30	$27.08
Ending AUV	$77.03	$48.08	$38.32	$39.59	$29.55	$28.30
Ending number of AUs (000s)	—	—	—	1	—	—
Rydex Inverse Dow 2X Strategy Fund
Beginning AUV	$0.26	$0.41	$0.40	$0.66	$0.93	$0.98
Ending AUV	$0.14	$0.26	$0.41	$0.40	$0.66	$0.93
Ending number of AUs (000s)	—	—	—	—	—	—
Rydex Inverse Government Long Bond Strategy Fund
Beginning AUV	$3.34	$3.85	$3.71	$4.07	$4.19	$3.97
Ending AUV	$2.63	$3.34	$3.85	$3.71	$4.07	$4.19
Ending number of AUs (000s)	3	1	1	6	—	—

	2020	2019	2018	2017	2016	2015
Rydex Inverse Mid-Cap Strategy Fund
Beginning AUV	$1.60	$2.00	$1.81	$2.09	$2.58	$2.47
Ending AUV	$1.20	$1.60	$2.00	$1.81	$2.09	$2.58
Ending number of AUs (000s)	—	—	—	—	—	—
Rydex Inverse NASDAQ-100® Strategy Fund
Beginning AUV	$0.95	$1.33	$1.36	$1.81	$2.00	$2.22
Ending AUV	$0.59	$0.95	$1.33	$1.36	$1.81	$2.00
Ending number of AUs (000s)	—	—	22	—	—	—
Rydex Inverse Russell 2000® Strategy Fund
Beginning AUV	$1.43	$1.80	$1.62	$1.87	$2.34	$2.22
Ending AUV	$0.99	$1.43	$1.80	$1.62	$1.87	$2.34
Ending number of AUs (000s)	—	—	—	—	—	—
Rydex Inverse S&P 500 Strategy Fund
Beginning AUV	$1.96	$2.54	$2.44	$2.96	$3.36	$3.44
Ending AUV	$1.47	$1.96	$2.54	$2.44	$2.96	$3.36
Ending number of AUs (000s)	—	—	—	—	—	—
Rydex Japan 2X Strategy Fund
Beginning AUV	$26.74	$19.23	$24.96	$16.61	$15.25	$17.39
Ending AUV	$37.55	$26.74	$19.23	$24.96	$16.61	$15.25
Ending number of AUs (000s)	—	—	—	—	—	—
Rydex Leisure Fund
Beginning AUV	$31.22	$24.15	$27.89	$23.22	$21.20	$21.84
Ending AUV	$37.78	$31.22	$24.15	$27.89	$23.22	$21.20
Ending number of AUs (000s)	—	—	—	—	—	—
Rydex Mid Cap 1.5X Strategy Fund
Beginning AUV	$42.24	$31.04	$38.51	$31.45	$24.26	$27.38
Ending AUV	$46.76	$42.24	$31.04	$38.51	$31.45	$24.26
Ending number of AUs (000s)	—	—	—	—	—	—
Rydex NASDAQ-100® Fund
Beginning AUV	$57.13	$41.74	$42.51	$32.42	$30.59	$29.00
Ending AUV	$82.81	$57.13	$41.74	$42.51	$32.42	$30.59
Ending number of AUs (000s)	7	7	25	1	1	2
Rydex NASDAQ-100® 2X Strategy Fund
Beginning AUV	$160.24	$88.78	$97.89	$57.76	$52.70	$48.24
Ending AUV	$299.44	$160.24	$88.78	$97.89	$57.76	$52.70
Ending number of AUs (000s)	5	4	5	4	3	3
Rydex Nova Fund
Beginning AUV	$41.74	$28.78	$32.09	$24.35	$21.04	$21.58
Ending AUV	$50.10	$41.74	$28.78	$32.09	$24.35	$21.04
Ending number of AUs (000s)	4	4	—	9	9	—
Rydex Precious Metals Fund
Beginning AUV	$13.57	$8.92	$10.69	$9.99	$6.03	$8.94
Ending AUV	$18.23	$13.57	$8.92	$10.69	$9.99	$6.03
Ending number of AUs (000s)	10	—	—	—	8	—
Rydex Real Estate Fund
Beginning AUV	$21.69	$17.43	$18.81	$17.64	$16.01	$16.57
Ending AUV	$20.43	$21.69	$17.43	$18.81	$17.64	$16.01
Ending number of AUs (000s)	2	2	2	3	1	—
Rydex Retailing Fund
Beginning AUV	$31.34	$25.18	$26.02	$23.06	$22.99	$24.45
Ending AUV	$45.03	$31.34	$25.18	$26.02	$23.06	$22.99
Ending number of AUs (000s)	—	—	—	1	1	—

	2020	2019	2018	2017	2016	2015
Rydex Russell 2000® 1.5X Strategy Fund
Beginning AUV	$33.72	$24.91	$30.97	$25.80	$19.79	$23.01
Ending AUV	$40.47	$33.72	$24.91	$30.97	$25.80	$19.79
Ending number of AUs (000s)	—	—	7	—	—	—
Rydex Russell 2000® 2X Strategy Fund
Beginning AUV	$20.71	$14.07	$19.07	$15.10	$10.94	$13.49
Ending AUV	$24.27	$20.71	$14.07	$19.07	$15.10	$10.94
Ending number of AUs (000s)	—	—	—	—	—	—
Rydex S&P 500 2X Strategy Fund
Beginning AUV	$50.69	$31.19	$36.87	$25.69	$21.34	$22.18
Ending AUV	$59.86	$50.69	$31.19	$36.87	$25.69	$21.34
Ending number of AUs (000s)	—	4	11	6	—	—
Rydex S&P 500 Pure Growth Fund
Beginning AUV	$35.59	$28.11	$29.79	$23.95	$23.35	$24.14
Ending AUV	$45.31	$35.59	$28.11	$29.79	$23.95	$23.35
Ending number of AUs (000s)	2	1	—	—	—	1
Rydex S&P 500 Pure Value Fund
Beginning AUV	$28.60	$23.20	$26.76	$23.10	$19.68	$21.77
Ending AUV	$25.58	$28.60	$23.20	$26.76	$23.10	$19.68
Ending number of AUs (000s)	5	8	—	2	1	—
Rydex S&P 500 MidCap 400 Pure Growth Fund
Beginning AUV	$32.00	$27.73	$32.56	$27.41	$26.69	$28.44
Ending AUV	$41.75	$32.00	$27.73	$32.56	$27.41	$26.69
Ending number of AUs (000s)	—	—	—	—	—	—
Rydex S&P 500 MidCap 400 Pure Value Fund
Beginning AUV	$26.77	$21.86	$26.98	$23.84	$18.50	$21.37
Ending AUV	$28.75	$26.77	$21.86	$26.98	$23.84	$18.50
Ending number of AUs (000s)	20	—	—	—	—	—
Rydex S&P 500 SmallCap 600 Pure Growth Fund
Beginning AUV	$30.75	$27.31	$30.02	$25.87	$21.79	$23.87
Ending AUV	$35.59	$30.75	$27.31	$30.02	$25.87	$21.79
Ending number of AUs (000s)	7	—	—	—	—	—
Rydex S&P 500 SmallCap 600 Pure Value Fund
Beginning AUV	$21.03	$17.42	$21.94	$22.00	$16.70	$19.75
Ending AUV	$19.77	$21.03	$17.42	$21.94	$22.00	$16.70
Ending number of AUs (000s)	13	—	—	—	1	1
Rydex Strengthening Dollar 2X Strategy Fund
Beginning AUV	$8.77	$8.38	$7.50	$9.10	$8.51	$8.57
Ending AUV	$7.54	$8.77	$8.38	$7.50	$9.10	$8.51
Ending number of AUs (000s)	—	—	—	—	—	—
Rydex Technology Fund
Beginning AUV	$40.23	$28.78	$29.22	$22.03	$19.84	$20.08
Ending AUV	$60.04	$40.23	$28.78	$29.22	$22.03	$19.84
Ending number of AUs (000s)	10	17	1	1	1	—
Rydex Telecommunications Fund
Beginning AUV	$16.11	$14.23	$15.02	$14.19	$12.09	$13.19
Ending AUV	$17.64	$16.11	$14.23	$15.02	$14.19	$12.09
Ending number of AUs (000s)	—	—	—	2	1	—
Rydex Transportation Fund
Beginning AUV	$30.41	$24.88	$31.12	$25.50	$22.09	$25.13
Ending AUV	$42.77	$30.41	$24.88	$31.12	$25.50	$22.09
Ending number of AUs (000s)	1	2	—	1	—	—

	2020	2019	2018	2017	2016	2015
Rydex Utilities Fund
Beginning AUV	$30.11	$25.30	$24.37	$21.96	$18.87	$19.49
Ending AUV	$28.56	$30.11	$25.30	$24.37	$21.96	$18.87
Ending number of AUs (000s)	—	3	—	1	1	—
Rydex Weakening Dollar 2X Strategy Fund
Beginning AUV	$6.62	$6.95	$7.87	$6.60	$7.22	$7.47
Ending AUV	$7.26	$6.62	$6.95	$7.87	$6.60	$7.22
Ending number of AUs (000s)	—	—	—	—	—	—
Small Cap Value Fund (Series Q)
Beginning AUV	$22.04	$17.98	$20.59	$19.85	$15.68	$17.12
Ending AUV	$21.82	$22.04	$17.98	$20.59	$19.85	$15.68
Ending number of AUs (000s)	1	1	1	1	—	—
StylePlus Large Growth Fund (Series Y)
Beginning AUV	$31.72	$23.68	$24.58	$18.89	$17.37	$17.19
Ending AUV	$43.73	$31.72	$23.68	$24.58	$18.89	$17.37
Ending number of AUs (000s)	1	1	1	1	—	—
StylePlus Mid Growth Fund (Series J)
Beginning AUV	$28.98	$21.84	$23.51	$18.86	$17.36	$18.42
Ending AUV	$38.29	$28.98	$21.84	$23.51	$18.86	$17.36
Ending number of AUs (000s)	—	1	1	1	—	—
U.S. Total Return Bond Fund (Series E)
Beginning AUV	$14.78	$14.15	$13.99	$13.11	$12.27	$12.40
Ending AUV	$16.88	$14.78	$14.15	$13.99	$13.11	$12.27
Ending number of AUs (000s)	122	105	82	69	3	—
INVESCO VARIABLE INSURANCE FUNDS:
Invesco Oppenheimer V. I. International Growth Fund
Beginning AUV	$18.75	$14.66	$18.22	$14.41	$14.81	$15.38
Ending AUV	$22.70	$18.75	$14.66	$18.22	$14.41	$14.81
Ending number of AUs (000s)	6	3	4	3	2	2
Balanced Risk Allocation Fund
Beginning AUV	$13.97	$12.16	$13.04	$11.87	$10.64	$11.68
Ending AUV	$15.37	$13.97	$12.16	$13.04	$11.87	$10.64
Ending number of AUs (000s)	24	23	24	6	—	—
Comstock Fund
Beginning AUV	$26.17	$20.89	$23.78	$20.18	$17.20	$18.68
Ending AUV	$25.95	$26.17	$20.89	$23.78	$20.18	$17.20
Ending number of AUs (000s)	12	—	—	—	—	1
Core Bond Fund
Beginning AUV	$13.85	$12.68	$12.84	$12.31	$11.94	$12.20
Ending AUV	$15.15	$13.85	$12.68	$12.84	$12.31	$11.94
Ending number of AUs (000s)	9	14	14	9	3	4
Core Equity Fund
Beginning AUV	$25.44	$19.73	$21.77	$19.24	$17.45	$18.72
Ending AUV	$28.97	$25.44	$19.73	$21.77	$19.24	$17.45
Ending number of AUs (000s)	—	—	—	—	—	—
Core Plus Bond Fund (inception date May 2, 2016)
Beginning AUV	$11.81	$10.64	$10.89	$10.24	$10.00	N/A
Ending AUV	$12.96	$11.81	$10.64	$10.89	$10.24	N/A
Ending number of AUs (000s)	78	36	26	17	—	—

	2020	2019	2018	2017	2016	2015
Diversified Dividend Fund
Beginning AUV	$23.82	$19.04	$20.60	$18.97	$16.53	$16.52
Ending AUV	$23.85	$23.82	$19.04	$20.60	$18.97	$16.53
Ending number of AUs (000s)	8	15	18	14	10	1
Equity and Income Fund
Beginning AUV	$21.51	$17.87	$19.75	$17.79	$15.45	$16.04
Ending AUV	$23.65	$21.51	$17.87	$19.75	$17.79	$15.45
Ending number of AUs (000s)	34	28	30	23	5	—
Global Fund
Beginning AUV	$25.33	$19.27	$22.25	$16.32	$16.35	$17.09
Ending AUV	$32.25	$25.33	$19.27	$22.25	$16.32	$16.35
Ending number of AUs (000s)	7	9	2	3	—	—
Global Real Estate Fund
Beginning AUV	$24.98	$20.31	$21.64	$19.14	$18.76	$19.94
Ending AUV	$21.90	$24.98	$20.31	$21.64	$19.14	$18.76
Ending number of AUs (000s)	12	10	7	3	1	1
Global Strategic Income Fund
Beginning AUV	$13.45	$12.16	$12.74	$12.02	$11.31	$11.92
Ending AUV	$13.86	$13.45	$12.16	$12.74	$12.02	$11.31
Ending number of AUs (000s)	10	2	2	2	—	—
INVESCO VARIABLE INSURANCE FUNDS:
Government Money Market Fund
Beginning AUV	$10.42	$10.23	$10.07	$10.02	$10.01	$10.01
Ending AUV	$10.45	$10.42	$10.23	$10.07	$10.02	$10.01
Ending number of AUs (000s)	439	539	1,177	798	328	237
Government Securities Fund
Beginning AUV	$14.85	$14.00	$13.92	$13.65	$13.49	$13.68
Ending AUV	$15.78	$14.85	$14.00	$13.92	$13.65	$13.49
Ending number of AUs (000s)	—	—	34	—	1	—
Growth and Income Fund
Beginning AUV	$25.26	$20.18	$23.30	$20.38	$17.03	$17.78
Ending AUV	$25.79	$25.26	$20.18	$23.30	$20.38	$17.03
Ending number of AUs (000s)	—	—	—	—	—	—
Health Care Fund
Beginning AUV	$38.07	$28.73	$28.48	$24.58	$27.77	$29.79
Ending AUV	$43.58	$38.07	$28.73	$28.48	$24.58	$27.77
Ending number of AUs (000s)	2	2	—	—	—	—
High Yield Fund
Beginning AUV	$24.43	$21.52	$22.27	$20.95	$18.84	$20.16
Ending AUV	$25.24	$24.43	$21.52	$22.27	$20.95	$18.84
Ending number of AUs (000s)	—	—	—	—	—	—
International Growth Fund
Beginning AUV	$14.80	$11.51	$13.54	$11.00	$11.05	$12.09
Ending AUV	$16.87	$14.80	$11.51	$13.54	$11.00	$11.05
Ending number of AUs (000s)	7	4	2	2	1	—
Main Street Fund
Beginning AUV	$28.69	$21.78	$23.70	$20.32	$18.26	$18.15
Ending AUV	$32.62	$28.69	$21.78	$23.70	$20.32	$18.26
Ending number of AUs (000s)	—	—	2	—	—	—

	2020	2019	2018	2017	2016	2015
Main Street Mid Cap Fund
Beginning AUV	$26.66	$21.32	$24.12	$21.04	$18.59	$19.95
Ending AUV	$29.04	$26.66	$21.32	$24.12	$21.04	$18.59
Ending number of AUs (000s)	1	1	—	—	—	2
Technology Fund
Beginning AUV	$41.61	$30.62	$30.76	$22.76	$22.94	$22.18
Ending AUV	$60.80	$41.61	$30.62	$30.76	$22.76	$22.94
Ending number of AUs (000s)	7	9	8	3	—	—
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:
Asset Strategy Portfolio
Beginning AUV	$17.26	$14.17	$14.98	$12.67	$13.00	$14.57
Ending AUV	$19.65	$17.26	$14.17	$14.98	$12.67	$13.00
Ending number of AUs (000s)	—	—	—	—	4	—
Balanced Portfolio
Beginning AUV	$24.16	$19.79	$20.45	$18.36	$18.00	$18.60
Ending AUV	$27.57	$24.16	$19.79	$20.45	$18.36	$18.00
Ending number of AUs (000s)	4	2	—	—	—	—
Corporate Bond Portfolio
Beginning AUV	$14.54	$12.96	$13.21	$12.70	$12.21	$12.46
Ending AUV	$16.13	$14.54	$12.96	$13.21	$12.70	$12.21
Ending number of AUs (000s)	93	54	—	—	—	—
Energy Portfolio
Beginning AUV	$8.33	$8.05	$12.22	$13.99	$10.40	$14.40
Ending AUV	$5.26	$8.33	$8.05	$12.22	$13.99	$10.40
Ending number of AUs (000s)	—	—	—	—	—	—
Global Bond Portfolio
Beginning AUV	$12.88	$11.77	$11.79	$11.31	$10.56	$11.06
Ending AUV	$13.93	$12.88	$11.77	$11.79	$11.31	$10.56
Ending number of AUs (000s)	16	10	9	3	1	—
High Income Portfolio
Beginning AUV	$20.92	$18.81	$19.22	$18.01	$15.50	$17.03
Ending AUV	$22.18	$20.92	$18.81	$19.22	$18.01	$15.50
Ending number of AUs (000s)	21	2	5	1	—	—
Limited-Term Bond Portfolio
Beginning AUV	$11.00	$10.55	$10.47	$10.32	$10.13	$10.20
Ending AUV	$11.45	$11.00	$10.55	$10.47	$10.32	$10.13
Ending number of AUs (000s)	3	3	3	3	—	—
Mid Cap Growth Portfolio
Beginning AUV	$38.18	$27.68	$27.69	$21.82	$20.57	$22.83
Ending AUV	$56.89	$38.18	$27.68	$27.69	$21.82	$20.57
Ending number of AUs (000s)	2	—	—	—	—	—
Natural Resources Portfolio
Beginning AUV	$6.91	$6.31	$8.22	$7.98	$6.45	$8.86
Ending AUV	$6.08	$6.91	$6.31	$8.22	$7.98	$6.45
Ending number of AUs (000s)	8	8	8	—	—	—
Science and Technology Portfolio
Beginning AUV	$43.14	$28.86	$30.45	$23.05	$22.70	$24.84
Ending AUV	$58.39	$43.14	$28.86	$30.45	$23.05	$22.70
Ending number of AUs (000s)	6	8	1	1	—	—

	2020	2019	2018	2017	2016	2015
Value Portfolio
Beginning AUV	$27.95	$22.12	$23.85	$21.20	$19.07	$19.85
Ending AUV	$28.50	$27.95	$22.12	$23.85	$21.20	$19.07
Ending number of AUs (000s)	1	1	—	—	—	—
JANUS ASPEN SERIES: JANUS HENDERSON FUNDS- Institutional:
Balanced Portfolio
Beginning AUV	$27.90	$22.76	$22.61	$19.09	$18.25	$18.54
Ending AUV	$31.89	$27.90	$22.76	$22.61	$19.09	$18.25
Ending number of AUs (000s)	83	91	62	51	30	22
Enterprise Portfolio
Beginning AUV	$45.68	$33.72	$33.86	$26.57	$23.65	$24.31
Ending AUV	$54.58	$45.68	$33.72	$33.86	$26.57	$23.65
Ending number of AUs (000s)	16	21	16	17	9	5
Forty Portfolio
Beginning AUV	$38.58	$28.12	$27.58	$21.16	$20.71	$19.91
Ending AUV	$53.77	$38.58	$28.12	$27.58	$21.16	$20.71
Ending number of AUs (000s)	27	37	25	20	2	—
Global Research Portfolio
Beginning AUV	$23.55	$18.25	$19.60	$15.43	$15.11	$16.51
Ending AUV	$28.28	$23.55	$18.25	$19.60	$15.43	$15.11
Ending number of AUs (000s)	3	3	1	—	—	—
Mid Cap Value Portfolio
Beginning AUV	$24.42	$18.74	$21.70	$19.04	$16.00	$16.68
Ending AUV	$24.20	$24.42	$18.74	$21.70	$19.04	$16.00
Ending number of AUs (000s)	12	8	5	4	2	—
Overseas Portfolio
Beginning AUV	$15.21	$11.97	$14.08	$10.74	$11.48	$13.63
Ending AUV	$17.69	$15.21	$11.97	$14.08	$10.74	$11.48
Ending number of AUs (000s)	5	2	1	1	—	—
Research Portfolio
Beginning AUV	$33.59	$24.79	$25.44	$19.90	$19.80	$20.02
Ending AUV	$44.66	$33.59	$24.79	$25.44	$19.90	$19.80
Ending number of AUs (000s)	1	1	5	6	5	3
JANUS ASPEN SERIES: JANUS HENDERSON FUNDS- Service
Flexible Bond Portfolio
Beginning AUV	$12.42	$11.37	$11.52	$11.14	$10.90	$11.15
Ending AUV	$13.70	$12.42	$11.37	$11.52	$11.14	$10.90
Ending number of AUs (000s)	15	13	13	30	26	13
US Low Volatility Portfolio (inception date November 11, 2016)
Beginning AUV	$14.64	$11.43	$11.98	$10.38	$10.00	N/A
Ending AUV	$15.15	$14.64	$11.43	$11.98	$10.38	N/A
Ending number of AUs (000s)	38	25	3	1	—	—
JOHN HANCOCK VARIABLE TRUST:
Emerging Markets Value Trust Fund (inception October 30, 2015)
Beginning AUV	$13.95	$12.59	$14.57	$10.99	$9.32	$10.00
Ending AUV	$14.46	$13.95	$12.59	$14.57	$10.99	$9.32
Ending number of AUs (000s)	43	41	29	3	3	—

	2020	2019	2018	2017	2016	2015
JPMORGAN INSURANCE TRUST:
Global Allocation Portfolio (inception October 30, 2015)
Beginning AUV	$13.18	$11.30	$12.07	$10.33	$9.76	$10.00
Ending AUV	$15.21	$13.18	$11.30	$12.07	$10.33	$9.76
Ending number of AUs (000s)	36	40	20	42	8	—
Income Builder Portfolio (inception October 30, 2015)
Beginning AUV	$12.63	$11.06	$11.63	$10.41	$9.80	$10.00
Ending AUV	$13.29	$12.63	$11.06	$11.63	$10.41	$9.80
Ending number of AUs (000s)	20	54	18	18	18	—
LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio
Beginning AUV	$28.84	$24.41	$29.97	$23.45	$19.41	$25.04
Ending AUV	$28.47	$28.84	$24.41	$29.97	$23.45	$19.41
Ending number of AUs (000s)	9	12	12	7	3	2
Global Dynamic Multi Asset Portfolio
Beginning AUV	$17.42	$14.79	$15.83	$13.13	$12.72	$13.11
Ending AUV	$17.56	$17.42	$14.79	$15.83	$13.13	$12.72
Ending number of AUs (000s)	—	4	—	—	—	—
International Equity Portfolio
Beginning AUV	$20.46	$16.91	$19.64	$16.05	$16.77	$17.94
Ending AUV	$22.15	$20.46	$16.91	$19.64	$16.05	$16.77
Ending number of AUs (000s)	10	13	14	55	35	22
US Small-Mid Cap Equity Portfolio
Beginning AUV	$31.68	$24.38	$28.10	$24.66	$21.30	$23.16
Ending AUV	$33.82	$31.68	$24.38	$28.10	$24.66	$21.30
Ending number of AUs (000s)	5	5	7	7	7	4
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio
Beginning AUV	$27.76	$22.19	$24.21	$20.82	$20.57	$22.26
Ending AUV	$32.76	$27.76	$22.19	$24.21	$20.82	$20.57
Ending number of AUs (000s)	1	1	1	—	—	—
ClearBridge Dividend Strategy Portfolio
Beginning AUV	$26.23	$19.94	$20.95	$17.58	$15.29	$15.89
Ending AUV	$28.25	$26.23	$19.94	$20.95	$17.58	$15.29
Ending number of AUs (000s)	10	—	—	—	—	—
ClearBridge Large Cap Growth Portfolio
Beginning AUV	$36.17	$27.37	$27.37	$21.76	$20.26	$19.19
Ending AUV	$47.29	$36.17	$27.37	$27.37	$21.76	$20.26
Ending number of AUs (000s)	14	7	2	3	2	—
ClearBridge Small Cap Growth Portfolio
Beginning AUV	$25.07	$19.81	$19.20	$15.49	$14.68	$15.41
Ending AUV	$35.83	$25.07	$19.81	$19.20	$15.49	$14.68
Ending number of AUs (000s)	38	34	24	6	5	3
QS Dynamic Multi Strategy Portfolio
Beginning AUV	$14.79	$12.81	$13.81	$12.13	$12.19	$13.17
Ending AUV	$13.56	$14.79	$12.81	$13.81	$12.13	$12.19
Ending number of AUs (000s)	1	1	1	—	—	—

	2020	2019	2018	2017	2016	2015
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio
Beginning AUV	$23.88	$20.88	$21.73	$20.00	$17.30	$18.87
Ending AUV	$25.63	$23.88	$20.88	$21.73	$20.00	$17.30
Ending number of AUs (000s)	3	3	3	5	—	—
LORD ABBETT SERIES FUND, INC. :
Bond Debenture Portfolio
Beginning AUV	$21.57	$19.03	$19.83	$18.16	$16.19	$17.15
Ending AUV	$23.15	$21.57	$19.03	$19.83	$18.16	$16.19
Ending number of AUs (000s)	121	83	7	54	10	8
Dividend Growth Portfolio
Beginning AUV	$34.41	$27.22	$28.55	$23.97	$20.82	$21.30
Ending AUV	$39.72	$34.41	$27.22	$28.55	$23.97	$20.82
Ending number of AUs (000s)	10	10	—	12	12	—
Growth and Income Portfolio
Beginning AUV	$25.92	$21.16	$23.04	$20.32	$17.35	$17.99
Ending AUV	$26.62	$25.92	$21.16	$23.04	$20.32	$17.35
Ending number of AUs (000s)	—	—	—	—	—	—
MAINSTAY VP FUNDS TRUST - SERVICE:
MacKay Convertible Portfolio (inception May 1, 2017)
Beginning AUV	$12.63	$10.34	$10.60	$10.00	N/A	N/A
Ending AUV	$17.13	$12.63	$10.34	$10.60	N/A	N/A
Ending number of AUs (000s)	72	57	21	8	N/A	N/A
MFS VARIABLE INSURANCE TRUST:
Growth Series - Service (inception July 31, 2015)
Beginning AUV	$18.67	$13.55	$13.24	$10.10	$9.88	$9.98
Ending AUV	$24.56	$18.67	$13.55	$13.24	$10.10	$9.88
Ending number of AUs (000s)	17	8	6	18	19	—
New Discovery Series - Service (inception May 1, 2020)
Beginning AUV	$10.00	N/A	N/A	N/A	N/A	N/A
Ending AUV	$16.46	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	4	N/A	N/A	N/A	N/A	N/A
Value Series - Service (inception July 31, 2015)
Beginning AUV	$14.87	$11.48	$12.81	$10.91	$9.59	$9.97
Ending AUV	$15.34	$14.87	$11.48	$12.81	$10.91	$9.59
Ending number of AUs (000s)	24	13	9	18	20	—
NATIONWIDE VARIABLE INSURANCE TRUST:
AQR Large Cap Defensive Style Fund (inception May 1, 2018)
Beginning AUV	$12.89	$9.97	$10.00	N/A	N/A	N/A
Ending AUV	$14.22	$12.89	$9.97	N/A	N/A	N/A
Ending number of AUs (000s)	—	—	—	N/A	N/A	N/A
Bond Index Fund
Beginning AUV	$11.99	$11.06	$11.12	$10.79	$10.57	$10.78
Ending AUV	$12.83	$11.99	$11.06	$11.12	$10.79	$10.57
Ending number of AUs (000s)	25	28	28	6	2	—
Columbia Overseas Value Fund (inception October 16, 2020)
Beginning AUV	$10.00	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.78	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	—	N/A	N/A	N/A	N/A	N/A

	2020	2019	2018	2017	2016	2015
DoubleLine Total Return Tactical Fund (inception November 3, 2017)
Beginning AUV	$10.70	$10.02	$9.99	$10.00	N/A	N/A
Ending AUV	$11.11	$10.70	$10.02	$9.99	N/A	N/A
Ending number of AUs (000s)	141	131	46	12	—	—
Government Money Market Fund (inception date May 1, 2019)
Beginning AUV	$10.12	$10.00	N/A	N/A	N/A	N/A
Ending AUV	$10.15	$10.12	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	774	60	N/A	N/A	N/A	N/A
International Index Fund
Beginning AUV	$12.32	$10.13	$11.76	$9.42	$9.35	$10.22
Ending AUV	$13.23	$12.32	$10.13	$11.76	$9.42	$9.35
Ending number of AUs (000s)	134	164	138	83	—	—
Investor Destinations Capital Appreciation Class P Fund (inception date October 23, 2020)
Beginning AUV	$10.00	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.82	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	—	—	N/A	N/A	N/A	N/A
Investor Destinations Moderate Class P Fund (inception date October 23, 2020)
Beginning AUV	$10.00	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.72	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	—	N/A	N/A	N/A	N/A	N/A
iShares ETF Fixed Income Fund (inception date May 1, 2019)
Beginning AUV	$10.58	$10.00	N/A	N/A	N/A	N/A
Ending AUV	$11.37	$10.58	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	—	—	N/A	N/A	N/A	N/A
iShares ETF Global Equity Fund (inception date May 1, 2019)
Beginning AUV	$10.89	$10.00	N/A	N/A	N/A	N/A
Ending AUV	$12.64	$10.89	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	—	—	N/A	N/A	N/A	N/A
JP Morgan Mozaic Multi- Asset Fund (inception date May 1, 2020)
Beginning AUV	$10.00	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.54	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	—	N/A	N/A	N/A	N/A	N/A
Mid Cap Index Fund
Beginning AUV	$16.49	$13.13	$14.84	$12.83	$10.67	$11.48
Ending AUV	$18.63	$16.49	$13.13	$14.84	$12.83	$10.67
Ending number of AUs (000s)	40	42	32	15	4	3
Multi-Manager Mid Cap Value Fund (inception date May 1, 2017)
Beginning AUV	$11.68	$9.42	$10.84	$10.00	N/A	N/A
Ending AUV	$11.55	$11.68	$9.42	$10.84	N/A	N/A
N/A	N/A
Ending number of AUs (000s)	19	19	16	5	—	—
Newton Sustainable U.S. Equity Fund (inception May 1, 2017)
Beginning AUV	$13.19	$10.47	$11.11	$10.00	N/A	N/A
Ending AUV	$14.95	$13.19	$10.47	$11.11	N/A	N/A
Ending number of AUs (000s)	—	—	—	—	N/A	N/A
S&P 500 Index Fund
Beginning AUV	$19.32	$14.75	$15.49	$12.77	$11.45	$11.52
Ending AUV	$22.79	$19.32	$14.75	$15.49	$12.77	$11.45
Ending number of AUs (000s)	158	75	76	64	2	—

	2020	2019	2018	2017	2016	2015
Small Cap Index Fund
Beginning AUV	$15.29	$12.22	$13.78	$12.06	$9.97	$10.92
Ending AUV	$18.25	$15.29	$12.22	$13.78	$12.06	$9.97
Ending number of AUs (000s)	85	43	22	11	2	1
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Mid-Cap Growth Portfolio
Beginning AUV	$43.60	$32.84	$35.09	$28.01	$26.83	$28.59
Ending AUV	$61.03	$43.60	$32.84	$35.09	$28.01	$26.83
Ending number of AUs (000s)	8	3	3	4	2	2
Mid Cap Intrinsic Value Portfolio
Beginning AUV	$27.85	$23.86	$28.16	$24.12	$20.76	$23.67
Ending AUV	$27.12	$27.85	$23.86	$28.16	$24.12	$20.76
Ending number of AUs (000s)	2	4	7	8	7	5
Short Duration Bond Portfolio
Beginning AUV	$12.99	$12.53	$12.40	$12.29	$12.14	$12.19
Ending AUV	$13.44	$12.99	$12.53	$12.40	$12.29	$12.14
Ending number of AUs (000s)	5	9	9	7	4	4
Sustainable Equity Portfolio
Beginning AUV	$33.74	$26.80	$28.43	$24.01	$21.85	$22.33
Ending AUV	$40.34	$33.74	$26.80	$28.43	$24.01	$21.85
Ending number of AUs (000s)	—	—	1	1	1	0
US Equity Index PutWrite Strategy Portfolio (inception date May 1, 2015)
Beginning AUV	$10.55	$9.15	$9.82	$9.20	$9.26	$10.02
Ending AUV	$11.42	$10.55	$9.15	$9.82	$9.20	$9.26
Ending number of AUs (000s)	3	3	3	3	3	—
NORTHERN LIGHTS VARIABLE TRUST:
7Twelve Portfolio Class 3 (inception May 1, 2015)
Beginning AUV	$11.56	$10.04	$10.97	$9.92	$9.07	$10.03
Ending AUV	$12.18	$11.56	$10.04	$10.97	$9.92	$9.07
Ending number of AUs (000s)	21	23	21	19	—	—
BTS Tactical Fixed Income Portfolio (inception October 30, 2015)
Beginning AUV	$10.89	$10.57	$11.26	$10.94	$9.67	$10.00
Ending AUV	$11.15	$10.89	$10.57	$11.26	$10.94	$9.67
Ending number of AUs (000s)	1	1	1	1	3	—
Power Dividend Index Portfolio
Beginning AUV	$14.88	$15.31	$16.65	$15.01	$14.91	$16.11
Ending AUV	$13.80	$14.88	$15.31	$16.65	$15.01	$14.91
Ending number of AUs (000s)	—	4	4	—	—	—
Power Income Portfolio
Beginning AUV	$11.50	$10.68	$11.04	$10.81	$10.36	$10.70
Ending AUV	$10.81	$11.50	$10.68	$11.04	$10.81	$10.36
Ending number of AUs (000s)	—	—	—	—	—	—
Power Momentum Portfolio
Beginning AUV	$20.30	$18.82	$19.33	$15.99	$15.17	$15.53
Ending AUV	$20.06	$20.30	$18.82	$19.33	$15.99	$15.17
Ending number of AUs (000s)	—	—	—	—	—	—
Probabilities Portfolio
Beginning AUV	$13.84	$10.35	$12.25	$10.59	$10.35	$10.77
Ending AUV	$12.70	$13.84	$10.35	$12.25	$10.59	$10.35
Ending number of AUs (000s)	—	—	—	—	—	—

	2020	2019	2018	2017	2016	2015
Rational Trend Aggregation VA Portfolio (inception date May 1, 2019)
Beginning AUV	$10.04	$10.00	N/A	N/A	N/A	N/A
Ending AUV	$10.16	$10.04	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	—	—	N/A	N/A	N/A	N/A
TOPS Aggressive Growth ETF- Class 2 (inception date May 1, 2019)
Beginning AUV	$10.82	$10.00	N/A	N/A	N/A	N/A
Ending AUV	$12.20	$10.82	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	—	—	N/A	N/A	N/A	N/A
TOPS Balanced ETF- Class 2 (inception May 1, 2019)
Beginning AUV	$10.65	$10.00	N/A	N/A	N/A	N/A
Ending AUV	$11.55	$10.65	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	—	—	N/A	N/A	N/A	N/A
TOPS Conservative ETF- Class 2
Beginning AUV	$13.92	$12.46	$12.80	$11.98	$11.32	$11.78
Ending AUV	$14.90	$13.92	$12.46	$12.80	$11.98	$11.32
Ending number of AUs (000s)	—	—	—	—	—	—
TOPS Growth ETF- Class 2 (inception May 1, 2019)
Beginning AUV	$10.79	$10.00	N/A	N/A	N/A	N/A
Ending AUV	$12.05	$10.79	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	—	—	N/A	N/A	N/A	N/A
TOPS Managed Risk Balanced ETF- Class 2
Beginning AUV	$14.68	$12.81	$13.64	$12.33	$11.61	$12.50
Ending AUV	$15.54	$14.68	$12.81	$13.64	$12.33	$11.61
Ending number of AUs (000s)	14	—	—	—	—	—
TOPS Managed Risk Growth ETF- Class 2
Beginning AUV	$14.32	$12.23	$13.40	$11.39	$10.79	$12.13
Ending AUV	$15.06	$14.32	$12.23	$13.40	$11.39	$10.79
Ending number of AUs (000s)	—	—	—	—	—	—
TOPS Managed Risk Moderate Growth ETF- Class 2
Beginning AUV	$15.43	$13.27	$14.30	$12.56	$11.82	$13.02
Ending AUV	$16.35	$15.43	$13.27	$14.30	$12.56	$11.82
Ending number of AUs (000s)	—	—	—	—	—	—
TOPS Moderate Growth ETF- Class 2 (inception date May 1, 2019)
Beginning AUV	$10.72	$10.00	N/A	N/A	N/A	N/A
Ending AUV	$11.86	$10.72	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	—	—	N/A	N/A	N/A	N/A
PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio
Beginning AUV	$19.16	$17.12	$18.10	$15.94	$14.12	$15.90
Ending AUV	$20.69	$19.16	$17.12	$18.10	$15.94	$14.12
Ending number of AUs (000s)	2	1	—	—	—	3
CommodityRealReturn Strategy Portfolio
Beginning AUV	$6.65	$5.97	$6.95	$6.80	$5.91	$7.88
Ending AUV	$6.74	$6.65	$5.97	$6.95	$6.80	$5.91
Ending number of AUs (000s)	4	5	6	8	4	4
Dynamic Bond Portfolio
Beginning AUV	$12.47	$11.89	$11.77	$11.20	$10.70	$10.93
Ending AUV	$13.07	$12.47	$11.89	$11.77	$11.20	$10.70
Ending number of AUs (000s)	1	2	39	5	3	2

	2020	2019	2018	2017	2016	2015
Emerging Markets Bond Portfolio
Beginning AUV	$22.58	$19.67	$20.65	$18.79	$16.58	$17.69
Ending AUV	$24.09	$22.58	$19.67	$20.65	$18.79	$16.58
Ending number of AUs (000s)	14	15	13	16	10	8
Global Bond Opportunities Unhedged Portfolio
Beginning AUV	$17.28	$16.28	$17.00	$15.65	$15.04	$15.56
Ending AUV	$19.03	$17.28	$16.28	$17.00	$15.65	$15.04
Ending number of AUs (000s)	7	6	2	2	2	—
Global Core Bond Hedged Portfolio
Beginning AUV	$11.65	$10.80	$10.68	$10.25	$9.59	$10.04
Ending AUV	$12.59	$11.65	$10.80	$10.68	$10.25	$9.59
Ending number of AUs (000s)	—	—	—	—	—	—
Global Managed Asset Allocation Portfolio
Beginning AUV	$13.82	$11.81	$12.49	$10.95	$10.52	$11.27
Ending AUV	$16.15	$13.82	$11.81	$12.49	$10.95	$10.52
Ending number of AUs (000s)	—	—	2	2	—	—
High Yield Portfolio
Beginning AUV	$22.96	$20.01	$20.56	$19.28	$17.15	$18.04
Ending AUV	$24.28	$22.96	$20.01	$20.56	$19.28	$17.15
Ending number of AUs (000s)	17	19	16	10	1	—
Income Portfolio (inception date May 2, 2016)
Beginning AUV	$12.43	$11.45	$11.40	$10.55	$10.00	N/A
Ending AUV	$13.24	$12.43	$11.45	$11.40	$10.55	N/A
Ending number of AUs (000s)	292	343	89	60	22	—
International Bond Unhedged Portfolio
Beginning AUV	$14.57	$13.62	$14.18	$12.80	$12.42	$13.24
Ending AUV	$16.14	$14.57	$13.62	$14.18	$12.80	$12.42
Ending number of AUs (000s)	—	—	1	—	—	—
International Bond US Dollar-Hedged Portfolio
Beginning AUV	$20.77	$19.41	$19.01	$18.50	$17.37	$17.79
Ending AUV	$21.93	$20.77	$19.41	$19.01	$18.50	$17.37
Ending number of AUs (000s)	25	26	19	11	10	—
Long Term US Government Portfolio
Beginning AUV	$23.55	$20.78	$21.29	$19.54	$19.41	$20.62
Ending AUV	$27.65	$23.55	$20.78	$21.29	$19.54	$19.41
Ending number of AUs (000s)	18	5	5	5	6	—
Low Duration Portfolio
Beginning AUV	$14.87	$14.30	$14.25	$14.06	$13.87	$13.98
Ending AUV	$15.32	$14.87	$14.30	$14.25	$14.06	$13.87
Ending number of AUs (000s)	95	71	14	21	21	16
Real Return Portfolio
Beginning AUV	$17.08	$15.75	$16.11	$15.54	$14.77	$15.68
Ending AUV	$19.08	$17.08	$15.75	$16.11	$15.54	$14.77
Ending number of AUs (000s)	72	18	18	18	13	1
Short Term Portfolio
Beginning AUV	$14.08	$13.70	$13.49	$13.18	$12.87	$12.84
Ending AUV	$14.40	$14.08	$13.70	$13.49	$13.18	$12.87
Ending number of AUs (000s)	70	99	90	23	11	2
Total Return Portfolio
Beginning AUV	$20.00	$18.46	$18.56	$17.69	$17.23	$17.63
Ending AUV	$21.73	$20.00	$18.46	$18.56	$17.69	$17.23
Ending number of AUs (000s)	213	86	70	97	65	23

	2020	2019	2018	2017	2016	2015
PROFUNDS VP:
Access VP High Yield Fund
Beginning AUV	$18.56	$16.51	$16.61	$15.85	$14.54	$14.85
Ending AUV	$18.55	$18.56	$16.51	$16.61	$15.85	$14.54
Ending number of AUs (000s)	—	—	—	—	—	—
Asia 30 Fund
Beginning AUV	$13.43	$10.63	$13.06	$9.83	$9.77	$11.83
Ending AUV	$18.20	$13.43	$10.63	$13.06	$9.83	$9.77
Ending number of AUs (000s)	1	12	13	—	—	—
Banks Fund
Beginning AUV	$25.87	$18.96	$23.10	$19.59	$15.90	$15.52
Ending AUV	$21.94	$25.87	$18.96	$23.10	$19.59	$15.90
Ending number of AUs (000s)	—	—	—	—	—	—
Basic Materials Fund
Beginning AUV	$16.19	$13.75	$16.70	$13.58	$11.46	$13.50
Ending AUV	$18.86	$16.19	$13.75	$16.70	$13.58	$11.46
Ending number of AUs (000s)	—	—	—	—	1	—
Bear Fund
Beginning AUV	$2.33	$3.02	$2.90	$3.54	$4.07	$4.17
Ending AUV	$1.73	$2.33	$3.02	$2.90	$3.54	$4.07
Ending number of AUs (000s)	—	—	—	—	41	—
Biotechnology Fund
Beginning AUV	$38.21	$32.81	$35.19	$28.71	$33.97	$35.54
Ending AUV	$44.09	$38.21	$32.81	$35.19	$28.71	$33.97
Ending number of AUs (000s)	1	—	—	—	—	—
Bull Fund
Beginning AUV	$27.50	$21.34	$22.74	$19.05	$17.37	$17.65
Ending AUV	$31.91	$27.50	$21.34	$22.74	$19.05	$17.37
Ending number of AUs (000s)	—	—	—	—	—	—
Consumer Goods Fund
Beginning AUV	$24.83	$19.62	$23.03	$20.01	$19.33	$18.89
Ending AUV	$32.54	$24.83	$19.62	$23.03	$20.01	$19.33
Ending number of AUs (000s)	—	—	—	—	—	—
Consumer Services Fund
Beginning AUV	$34.07	$27.34	$27.17	$22.95	$22.03	$21.79
Ending AUV	$43.73	$34.07	$27.34	$27.17	$22.95	$22.03
Ending number of AUs (000s)	2	2	3	—	—	—
Emerging Markets Fund
Beginning AUV	$11.03	$8.88	$10.48	$7.86	$7.08	$8.82
Ending AUV	$13.98	$11.03	$8.88	$10.48	$7.86	$7.08
Ending number of AUs (000s)	1	1	1	2	2	—
Europe 30 Fund
Beginning AUV	$14.64	$12.43	$14.48	$12.09	$11.22	$12.80
Ending AUV	$13.29	$14.64	$12.43	$14.48	$12.09	$11.22
Ending number of AUs (000s)	—	—	—	2	—	—
Falling U.S. Dollar Fund
Beginning AUV	$6.91	$7.07	$7.55	$6.96	$7.39	$7.58
Ending AUV	$7.24	$6.91	$7.07	$7.55	$6.96	$7.39
Ending number of AUs (000s)	—	—	—	—	—	—

	2020	2019	2018	2017	2016	2015
Financials Fund
Beginning AUV	$24.80	$19.04	$21.25	$17.98	$15.59	$15.61
Ending AUV	$24.36	$24.80	$19.04	$21.25	$17.98	$15.59
Ending number of AUs (000s)	—	4	6	5	—	—
Government Money Market Fund
Beginning AUV	$10.13	$10.06	$10.02	$10.01	$10.01	$10.01
Ending AUV	$10.14	$10.13	$10.06	$10.02	$10.01	$10.01
Ending number of AUs (000s)	—	12	2	9	48	20
Health Care Fund
Beginning AUV	$34.75	$29.11	$27.88	$23.05	$24.03	$24.69
Ending AUV	$39.77	$34.75	$29.11	$27.88	$23.05	$24.03
Ending number of AUs (000s)	—	—	2	—	—	—
Industrials Fund
Beginning AUV	$28.31	$21.69	$24.87	$20.32	$17.28	$18.11
Ending AUV	$33.05	$28.31	$21.69	$24.87	$20.32	$17.28
Ending number of AUs (000s)	1	1	1	1	1	—
International Fund
Beginning AUV	$14.09	$11.81	$14.02	$11.51	$11.62	$12.96
Ending AUV	$14.78	$14.09	$11.81	$14.02	$11.51	$11.62
Ending number of AUs (000s)	—	—	—	—	—	—
Internet Fund
Beginning AUV	$38.07	$32.25	$30.73	$22.59	$21.41	$18.99
Ending AUV	$57.41	$38.07	$32.25	$30.73	$22.59	$21.41
Ending number of AUs (000s)	6	4	1	3	—	—
Japan Fund
Beginning AUV	$18.61	$15.51	$17.55	$14.82	$14.76	$15.62
Ending AUV	$21.57	$18.61	$15.51	$17.55	$14.82	$14.76
Ending number of AUs (000s)	1	4	3	3	—	—
Large-Cap Growth Fund
Beginning AUV	$32.09	$24.89	$25.37	$20.25	$19.28	$19.00
Ending AUV	$42.01	$32.09	$24.89	$25.37	$20.25	$19.28
Ending number of AUs (000s)	14	32	—	9	—	—
Large-Cap Value Fund
Beginning AUV	$24.63	$18.98	$21.23	$18.72	$16.22	$17.03
Ending AUV	$24.61	$24.63	$18.98	$21.23	$18.72	$16.22
Ending number of AUs (000s)	—	—	—	—	—	—
Mid-Cap Fund
Beginning AUV	$23.55	$19.07	$21.88	$19.29	$16.32	$17.79
Ending AUV	$26.09	$23.55	$19.07	$21.88	$19.29	$16.32
Ending number of AUs (000s)	3	3	4	2	1	—
Mid-Cap Growth Fund
Beginning AUV	$25.78	$20.75	$23.58	$19.93	$17.66	$18.65
Ending AUV	$31.17	$25.78	$20.75	$23.58	$19.93	$17.66
Ending number of AUs (000s)	—	—	—	—	—	—
Mid-Cap Value Fund
Beginning AUV	$23.57	$18.99	$21.91	$19.81	$15.93	$17.76
Ending AUV	$24.11	$23.57	$18.99	$21.91	$19.81	$15.93
Ending number of AUs (000s)	4	5	1	1	—	—
NASDAQ-100 Fund
Beginning AUV	$40.42	$29.57	$30.13	$23.11	$21.96	$20.92
Ending AUV	$58.84	$40.42	$29.57	$30.13	$23.11	$21.96
Ending number of AUs (000s)	3	1	9	—	1	—

	2020	2019	2018	2017	2016	2015
Oil & Gas Fund
Beginning AUV	$10.47	$9.65	$12.09	$12.49	$10.06	$13.53
Ending AUV	$6.86	$10.47	$9.65	$12.09	$12.49	$10.06
Ending number of AUs (000s)	—	—	—	—	—	—
Pharmaceuticals Fund
Beginning AUV	$24.86	$21.80	$23.24	$21.06	$21.88	$22.38
Ending AUV	$27.98	$24.86	$21.80	$23.24	$21.06	$21.88
Ending number of AUs (000s)	—	—	—	—	—	—
Precious Metals Fund
Beginning AUV	$5.62	$3.85	$4.45	$4.23	$2.71	$4.30
Ending AUV	$6.98	$5.62	$3.85	$4.45	$4.23	$2.71
Ending number of AUs (000s)	5	68	19	—	—	—
Real Estate Fund
Beginning AUV	$22.65	$17.87	$18.95	$17.54	$16.59	$16.76
Ending AUV	$21.23	$22.65	$17.87	$18.95	$17.54	$16.59
Ending number of AUs (000s)	—	—	—	—	—	—
Rising Rates Opportunity Fund
Beginning AUV	$2.97	$3.60	$3.45	$3.92	$4.13	$3.84
Ending AUV	$2.18	$2.97	$3.60	$3.45	$3.92	$4.13
Ending number of AUs (000s)	—	—	—	—	—	—
Semiconductor Fund
Beginning AUV	$39.52	$26.38	$29.39	$21.68	$16.98	$17.20
Ending AUV	$57.24	$39.52	$26.38	$29.39	$21.68	$16.98
Ending number of AUs (000s)	3	2	2	2	—	—
Short Emerging Markets Fund
Beginning AUV	$5.32	$6.73	$5.98	$8.28	$9.89	$8.42
Ending AUV	$3.63	$5.32	$6.73	$5.98	$8.28	$9.89
Ending number of AUs (000s)	—	—	—	—	—	—
Short International Fund
Beginning AUV	$4.42	$5.35	$4.64	$5.84	$6.21	$5.89
Ending AUV	$3.67	$4.42	$5.35	$4.64	$5.84	$6.21
Ending number of AUs (000s)	—	—	—	—	—	—
Short Mid-Cap Fund
Beginning AUV	$2.56	$3.24	$2.92	$3.43	$4.30	$4.16
Ending AUV	$1.88	$2.56	$3.24	$2.92	$3.43	$4.30
Ending number of AUs (000s)	—	—	—	—	—	—
Short NASDAQ-100 Fund
Beginning AUV	$1.46	$2.02	$2.08	$2.79	$3.10	$3.42
Ending AUV	$0.83	$1.46	$2.02	$2.08	$2.79	$3.10
Ending number of AUs (000s)	—	—	—	—	—	—
Short Small-Cap Fund
Beginning AUV	$2.26	$2.86	$2.59	$3.02	$3.85	$3.67
Ending AUV	$1.54	$2.26	$2.86	$2.59	$3.02	$3.85
Ending number of AUs (000s)	—	—	—	—	—	—
Small Cap Fund
Beginning AUV	$22.34	$18.08	$20.75	$18.46	$15.42	$17.07
Ending AUV	$26.15	$22.34	$18.08	$20.75	$18.46	$15.42
Ending number of AUs (000s)	2	2	—	—	—	—
Small-Cap Growth Fund
Beginning AUV	$28.28	$23.74	$25.19	$22.30	$18.55	$19.27
Ending AUV	$33.20	$28.28	$23.74	$25.19	$22.30	$18.55
Ending number of AUs (000s)	1	1	5	5	—	—

	2020	2019	2018	2017	2016	2015
Small-Cap Value Fund
Beginning AUV	$23.17	$18.90	$22.04	$20.09	$15.60	$17.06
Ending AUV	$23.42	$23.17	$18.90	$22.04	$20.09	$15.60
Ending number of AUs (000s)	1	1	1	1	1	—
Technology Fund
Beginning AUV	$38.02	$26.19	$26.80	$19.83	$17.65	$17.31
Ending AUV	$55.06	$38.02	$26.19	$26.80	$19.83	$17.65
Ending number of AUs (000s)	—	—	—	—	—	—
Telecommunications Fund
Beginning AUV	$16.61	$14.48	$17.05	$17.42	$14.32	$14.49
Ending AUV	$17.14	$16.61	$14.48	$17.05	$17.42	$14.32
Ending number of AUs (000s)	—	1	1	1	—	—
U.S. Government Plus Fund
Beginning AUV	$19.53	$16.52	$17.47	$15.96	$16.01	$18.10
Ending AUV	$23.58	$19.53	$16.52	$17.47	$15.96	$16.01
Ending number of AUs (000s)	—	—	—	—	—	—
UltraBull Fund
Beginning AUV	$60.94	$38.05	$45.03	$31.93	$26.92	$28.19
Ending AUV	$73.02	$60.94	$38.05	$45.03	$31.93	$26.92
Ending number of AUs (000s)	—	—	—	—	—	—
UltraMid-Cap Fund
Beginning AUV	$46.38	$31.38	$42.85	$33.26	$24.11	$28.75
Ending AUV	$48.80	$46.38	$31.38	$42.85	$33.26	$24.11
Ending number of AUs (000s)	—	—	—	2	—	—
UltraNASDAQ-100 Fund
Beginning AUV	$128.31	$71.42	$79.03	$46.95	$43.22	$39.80
Ending AUV	$239.05	$128.31	$71.42	$79.03	$46.95	$43.22
Ending number of AUs (000s)	—	—	—	—	—	—
UltraShort NASDAQ-100 Fund
Beginning AUV	$0.22	$0.44	$0.49	$0.90	$1.12	$1.40
Ending AUV	$0.06	$0.22	$0.44	$0.49	$0.90	$1.12
Ending number of AUs (000s)	—	—	—	—	—	—
UltraSmall-Cap Fund
Beginning AUV	$38.63	$26.22	$35.89	$28.67	$20.54	$25.41
Ending AUV	$44.96	$38.63	$26.22	$35.89	$28.67	$20.54
Ending number of AUs (000s)	—	—	—	—	8	—
Utilities Fund
Beginning AUV	$26.78	$21.79	$21.18	$19.15	$16.64	$16.74
Ending AUV	$26.14	$26.78	$21.79	$21.18	$19.15	$16.64
Ending number of AUs (000s)	1	1	—	—	—	—
PUTNAM VARIABLE TRUST:
Diversified Income Fund
Beginning AUV	$14.25	$12.81	$12.93	$12.07	$11.45	$11.66
Ending AUV	$14.12	$14.25	$12.81	$12.93	$12.07	$11.45
Ending number of AUs (000s)	3	3	4	3	—	—
High Yield Fund
Beginning AUV	$16.82	$14.70	$15.33	$14.33	$12.40	$13.56
Ending AUV	$17.69	$16.82	$14.70	$15.33	$14.33	$12.40
Ending number of AUs (000s)	6	4	—	35	—	—

	2020	2019	2018	2017	2016	2015
Income Fund
Beginning AUV	$15.06	$13.46	$13.43	$12.72	$12.47	$12.89
Ending AUV	$15.92	$15.06	$13.46	$13.43	$12.72	$12.47
Ending number of AUs (000s)	36	21	5	6	3	4
International Value Fund (inception May 1, 2020)
Beginning AUV	$10.00	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.62	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	—	N/A	N/A	N/A	N/A	N/A
Large Cap Value Fund
Beginning AUV	$29.79	$22.85	$24.97	$21.02	$18.50	$19.52
Ending AUV	$31.52	$29.79	$22.85	$24.97	$21.02	$18.50
Ending number of AUs (000s)	22	25	21	19	6	5
Mortgage Securities Fund
Beginning AUV	$12.68	$11.20	$11.30	$11.08	$11.06	$11.25
Ending AUV	$12.48	$12.68	$11.20	$11.30	$11.08	$11.06
Ending number of AUs (000s)	—	11	3	—	—	—
Multi Asset Absolute Return Fund
Beginning AUV	$11.34	$10.71	$11.62	$10.86	$10.78	$10.97
Ending AUV	$10.50	$11.34	$10.71	$11.62	$10.86	$10.78
Ending number of AUs (000s)	—	—	—	—	—	—
Sustainable Leaders Fund (inception May 1, 2020)
Beginning AUV	$10.00	N/A	N/A	N/A	N/A	N/A
Ending AUV	$14.04	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	—	N/A	N/A	N/A	N/A	N/A
REDWOOD INVESTMENT MANAGEMENT, LLC:
Managed Volatility Class I (inception May 1, 2019)
Beginning AUV	$10.39	$10.00	N/A	N/A	N/A	N/A
Ending AUV	$11.52	$10.39	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	—	—	N/A	N/A	N/A	N/A
Managed Volatility Class N:
Beginning AUV	$10.87	$10.87	$11.19	$10.41	$9.29	$9.83
Ending AUV	$13.03	$11.82	$10.87	$11.19	$10.41	$9.29
Ending number of AUs (000s)	1	1	1	1	—	—
ROYCE CAPITAL FUND:
Micro-Cap Portfolio
Beginning AUV	$23.80	$19.91	$21.89	$20.81	$17.39	$19.96
Ending AUV	$29.47	$23.80	$19.91	$21.89	$20.81	$17.39
Ending number of AUs (000s)	5	5	4	1	1	—
Small-Cap Portfolio
Beginning AUV	$27.99	$23.59	$25.74	$24.42	$20.19	$23.51
Ending AUV	$25.99	$27.99	$23.59	$25.74	$24.42	$20.19
Ending number of AUs (000s)	4	7	2	3	—	—
T ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth Portfolio II
Beginning AUV	$41.06	$31.69	$31.18	$22.95	$22.83	$21.86
Ending AUV	$54.99	$41.06	$31.69	$31.18	$22.95	$22.83
Ending number of AUs (000s)	66	47	33	32	19	14

	2020	2019	2018	2017	2016	2015
Equity Income Portfolio II
Beginning AUV	$24.39	$19.35	$21.43	$18.52	$15.58	$16.77
Ending AUV	$24.63	$24.39	$19.35	$21.43	$18.52	$15.58
Ending number of AUs (000s)	4	3	4	2	1	—
Health Sciences Portfolio II
Beginning AUV	$64.25	$49.95	$49.52	$38.90	$43.57	$44.78
Ending AUV	$83.05	$64.25	$49.95	$49.52	$38.90	$43.57
Ending number of AUs (000s)	11	6	9	2	—	—
T ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond Portfolio II
Beginning AUV	$12.89	$12.38	$12.27	$12.17	$12.03	$12.10
Ending AUV	$13.46	$12.89	$12.38	$12.27	$12.17	$12.03
Ending number of AUs (000s)	27	57	45	3	3	—
THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio
Beginning AUV	$16.15	$14.36	$18.02	$15.87	$14.14	$15.85
Ending AUV	$15.76	$16.15	$14.36	$18.02	$15.87	$14.14
Ending number of AUs (000s)	—	—	—	—	—	—
TIMOTHY PLAN VARIABLE SERIES:
Conservative Growth Portfolio
Beginning AUV	$15.15	$13.09	$14.35	$13.13	$12.40	$13.14
Ending AUV	$16.40	$15.15	$13.09	$14.35	$13.13	$12.40
Ending number of AUs (000s)	—	—	—	—	—	—
Strategic Growth Portfolio
Beginning AUV	$16.25	$13.57	$15.40	$13.74	$13.02	$14.03
Ending AUV	$17.75	$16.25	$13.57	$15.40	$13.74	$13.02
Ending number of AUs (000s)	1	1	1	—	—	—
VANECK VIP TRUST:
Emerging Markets Fund
Beginning AUV	$33.22	$25.44	$33.24	$22.01	$21.99	$27.71
Ending AUV	$38.95	$33.22	$25.44	$33.24	$22.01	$21.99
Ending number of AUs (000s)	15	14	15	32	14	10
Emerging Markets Bond Fund
Beginning AUV	$15.45	$13.72	$14.62	$13.02	$12.24	$14.08
Ending AUV	$16.83	$15.45	$13.72	$14.62	$13.02	$12.24
Ending number of AUs (000s)	—	—	2	1	—	—
Global Gold Fund
Beginning AUV	$10.54	$7.59	$9.10	$8.07	$5.45	$7.27
Ending AUV	$14.60	$10.54	$7.59	$9.10	$8.07	$5.45
Ending number of AUs (000s)	2	—	6	6	7	—
Global Resources Fund
Beginning AUV	$17.00	$15.20	$21.19	$21.56	$15.00	$24.25
Ending AUV	$20.25	$17.00	$15.20	$21.19	$21.56	$15.00
Ending number of AUs (000s)	4	—	—	—	1	—
VANGUARD VARIABLE INSURANCE FUND:
Balanced Portfolio
Beginning AUV	$16.33	$13.36	$13.87	$12.12	$10.94	$11.17
Ending AUV	$18.02	$16.33	$13.36	$13.87	$12.12	$10.94
Ending number of AUs (000s)	249	280	188	211	96	12

	2020	2019	2018	2017	2016	2015
Capital Growth Portfolio
Beginning AUV	$21.42	$16.98	$17.22	$13.40	$12.12	$12.10
Ending AUV	$25.10	$21.42	$16.98	$17.22	$13.40	$12.12
Ending number of AUs (000s)	66	59	68	77	35	18
Conservative Allocation Portfolio (inception date May 1, 2019)
Beginning AUV	$10.71	$10.00	N/A	N/A	N/A	N/A
Ending AUV	$11.93	$10.71	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	44	9	N/A	N/A	N/A	N/A
Diversified Value Portfolio
Beginning AUV	$15.47	$12.34	$13.61	$12.06	$10.70	$11.09
Ending AUV	$17.25	$15.47	$12.34	$13.61	$12.06	$10.70
Ending number of AUs (000s)	59	24	34	52	46	28
Equity Income Portfolio
Beginning AUV	$17.64	$14.21	$15.15	$12.85	$11.19	$11.24
Ending AUV	$18.17	$17.64	$14.21	$15.15	$12.85	$11.19
Ending number of AUs (000s)	135	135	86	74	32	—
Equity Index Portfolio
Beginning AUV	$19.35	$14.78	$15.51	$12.78	$11.46	$11.53
Ending AUV	$22.82	$19.35	$14.78	$15.51	$12.78	$11.46
Ending number of AUs (000s)	249	214	183	174	110	22
Global Bond Index Portfolio (inception May 1, 2019)
Beginning AUV	$10.50	$10.00	N/A	N/A	N/A	N/A
Ending AUV	$11.18	$10.50	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	19	13	N/A	N/A	N/A	N/A
Growth Portfolio
Beginning AUV	$21.11	$15.81	$15.82	$12.11	$12.28	$11.92
Ending AUV	$30.13	$21.11	$15.81	$15.82	$12.11	$12.28
Ending number of AUs (000s)	100	64	30	14	1	10
High Yield Bond Portfolio
Beginning AUV	$13.57	$11.76	$12.12	$11.35	$10.22	$10.70
Ending AUV	$14.30	$13.57	$11.76	$12.12	$11.35	$10.22
Ending number of AUs (000s)	110	112	54	79	14	2
International Portfolio
Beginning AUV	$15.41	$11.77	$13.50	$9.49	$9.34	$10.24
Ending AUV	$24.22	$15.41	$11.77	$13.50	$9.49	$9.34
Ending number of AUs (000s)	308	290	211	173	75	6
Mid Cap Index Portfolio
Beginning AUV	$17.40	$13.33	$14.74	$12.41	$11.19	$11.91
Ending AUV	$20.49	$17.40	$13.33	$14.74	$12.41	$11.19
Ending number of AUs (000s)	125	100	61	39	12	11
Moderate Allocation Portfolio (inception May 1, 2019)
Beginning AUV	$10.80	$10.00	N/A	N/A	N/A	N/A
Ending AUV	$12.25	$10.80	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	—	—	N/A	N/A	N/A	N/A
REIT Index Portfolio
Beginning AUV	$18.06	$14.06	$14.89	$14.24	$13.18	$13.10
Ending AUV	$17.14	$18.06	$14.06	$14.89	$14.24	$13.18
Ending number of AUs (000s)	76	74	60	48	45	17
Short-Term Investment Grade Portfolio
Beginning AUV	$11.34	$10.76	$10.68	$10.48	$10.23	$10.27
Ending AUV	$11.94	$11.34	$10.76	$10.68	$10.48	$10.23
Ending number of AUs (000s)	676	392	300	260	95	23

	2020	2019	2018	2017	2016	2015
Small Company Growth Portfolio
Beginning AUV	$16.77	$13.12	$14.19	$11.52	$10.05	$11.00
Ending AUV	$20.61	$16.77	$13.12	$14.19	$11.52	$10.05
Ending number of AUs (000s)	33	42	43	18	2	—
Total Bond Market Index Portfolio
Beginning AUV	$12.03	$11.09	$11.14	$10.79	$10.55	$10.76
Ending AUV	$12.91	$12.03	$11.09	$11.14	$10.79	$10.55
Ending number of AUs (000s)	883	697	400	338	208	63
Total International Stock Market Index Portfolio (inception date May 1, 2019)
Beginning AUV	$10.76	$10.00	N/A	N/A	N/A	N/A
Ending AUV	$11.94	$10.76	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	99	25	N/A	N/A	N/A	N/A
Total Stock Market Index Portfolio
Beginning AUV	$18.76	$14.38	$15.23	$12.62	$11.24	$11.49
Ending AUV	$22.56	$18.76	$14.38	$15.23	$12.62	$11.24
Ending number of AUs (000s)	416	342	231	171	76	60
VIRTUS VARIABLE INSURANCE TRUST
Duff & Phelps International Series
Beginning AUV	$12.37	$10.43	$12.52	$10.80	$10.98	$12.84
Ending AUV	$15.29	$12.37	$10.43	$12.52	$10.80	$10.98
Ending number of AUs (000s)	—	—	—	—	—	—
Duff & Phelps Real Estate Securities Series
Beginning AUV	$22.87	$17.95	$19.20	$18.12	$16.96	$16.72
Ending AUV	$22.52	$22.87	$17.95	$19.20	$18.12	$16.96
Ending number of AUs (000s)	5	5	5	2	1	1
Newfleet Multi-Sector Intermediate Bond Series
Beginning AUV	$14.90	$13.49	$13.86	$12.99	$11.88	$12.38
Ending AUV	$15.88	$14.90	$13.49	$13.86	$12.99	$11.88
Ending number of AUs (000s)	32	24	9	10	—	—
WELLS FARGO ADVANTAGE VT FUNDS:
Discovery Fund
Beginning AUV	$55.39	$39.84	$42.87	$33.20	$30.84	$33.58
Ending AUV	$90.09	$55.39	$39.84	$42.87	$33.20	$30.84
Ending number of AUs (000s)	3	4	5	6	6	3
Opportunity Fund
Beginning AUV	$37.78	$28.74	$30.95	$25.70	$22.90	$24.540
Ending AUV	$45.72	$37.78	$28.74	$30.95	$25.70	$22.900
Ending number of AUs (000s)	—	—	—	—	—	—
WESTCHESTER CAPITAL
Merger Fund VL
Beginning AUV	$13.34	$12.56	$11.73	$11.44	$11.16	$11.420
Ending AUV	$14.32	$13.34	$12.56	$11.73	$11.44	$11.160
Ending number of AUs (000s)	32	25	61	23	14	9

Jefferson National Life Insurance Company of New York
P.O. Box 36840
Louisville, Kentucky 40233
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
General Information
General Information Regarding Jefferson National Life Insurance Company of New York
Jefferson National Life of New York Annuity Account 1
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Arrangements Regarding Frequent Purchases and Redemptions
Financial Statements
Custodian

(cut along dotted line)
If you would like a free copy of the Statement of Additional Information (Form # JNLNY-MNTADV-SAI-1-0519) dated May 1, 2021 for this Prospectus, please complete this form, detach, and mail to the following address. Or, visit the website at www.nationwideadvisory.com:
Jefferson National Life Insurance Company of New York Administrative Office P.O. Box 36840 Louisville, Kentucky 40233
Please send me a free copy of the Statement of Additional Information for the Jefferson National Life of New York Annuity Account 1 (Monument Advisor NY) variable annuity at the following address:
Name:
Mailing Address:
Sincerely,

(Signature)
© 2020, Jefferson National Life Insurance Company of New York	JNLNY-MNTADV-PROS-05-19

Monument Advisor SelectSM NY
Individual Variable Annuity
Issued by
Jefferson National Life Insurance Company of New York
through its
Jefferson National Life of New York Annuity Account 1
The date of this prospectus is May 1, 2021.
The contracts described in this prospectus are only available in the state of New York.
This prospectus describes the Monument Advisor SelectSM NY Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company of New York (Company, Jefferson National, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis and subsequent Annuity Payments on a fixed basis. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period. You also pay any applicable Low Cost Fund Platform Fees (as described below), as well as the fees of the Investment Portfolios you select and any Investment Advisor or financial professional you retain. Under the terms of the Contract, you may not enter the Annuity Period until thirteen (13) months from the date you purchase the Contract. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.
Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.
The Contract has a variety of investment options, which include several Sub-accounts that invest in the Investment Portfolios listed in "Appendix A – More Information About the Investment Portfolios." You can put your money in any of the Sub-accounts; certain restrictions may apply. We impose a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. You can view, on our Website, the current prospectus of each Investment Portfolio, which includes information about each Investment Portfolio’s management fees and other expenses you will bear indirectly.
Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money.
Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.
To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2021. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Website (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI’s Table of Contents is at the end of this prospectus.
For a free copy of the SAI, call Us at (866) 667-0561 or write Us at Our administrative office:
•	Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;
•	Address for correspondence sent via courier or overnight mail: 10350 Ormsby Park Place, Louisville, KY 40223.
The Contracts:
•	are not bank deposits
•	are not federally insured
•	are not endorsed by any bank or government agency
•	are not guaranteed and may be subject to loss of principal
Summary prospectuses or prospectuses of the Investment Portfolios should be carefully read in conjunction with this prospectus before investing. You may obtain summary prospectuses or prospectuses of the Investment Portfolios on our Website or by contacting the Company at (866) 667-0561.

You should only rely on information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Table of Contents (continued)
3

Definitions of Special Terms
Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.
Accumulation Period: The period during which you invest money in your Contract.
Accumulation Unit: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.
Advisor Fee: Any fee charged by any Investment Advisor or financial professional you hire and processed as such by the Company as a withdrawal from the Contract Value.
Annuitant(s): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of the primary Annuitant is used to determine Annuity Payments. If the Contract is owned by a non-natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.
Annuity Date: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date. For joint Annuitants all provisions are based on the age of the primary Annuitant.
Annuity Options: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.
Annuity Payments: Periodic income payments provided under the terms of one of the Annuity Options.
Annuity Period: The period during which We make income payments to you.
Beneficiary: The person(s) or entities, designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.
Business Day: Generally, any day on which the New York Stock Exchange is open for trading. Our Business Day ends at the closing of regular trading on the New York Stock Exchange. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers."
Code: The Internal Revenue Code of 1986, as amended.
Company: Jefferson National Life Insurance Company of New York, also referred to as Jefferson National, We, Us, and Our.
Contract: The Monument Advisor SelectSM NY individual variable annuity contract, which provides variable investment options offered by the Company.
Contract Anniversary: The anniversary of the Business Day you purchased the Contract.
Contract Value: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.
Death Benefit Amount: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner, or for a Contract owned by a non-natural person, the death of the Annuitant.
Due Proof of Death: When the Company receives both a death certificate and some other form of notice satisfactory to us, and your election in a form satisfactory to us for the payment method.
FINRA: Financial Industry Regulatory Authority, Inc.
Free Look Period: If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract. This period of time is 10 days from receipt, or 60 days if it is a Replacement Contract.
Insurance Charges: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee.
Investment Advisor: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you.
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Investment Allocations of Record: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select.
Investment Options: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.
Investment Portfolio(s): The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.
Jefferson National Service Center: The customer service department of the Company (P.O. Box 36840, Louisville, KY 40233. Phone number: 1-866-667-0561).
Joint Owner: The individual who co-owns the Contract with another person.
Low Cost Fund Platform Fee: Fee imposed by the Company on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. This fee is assessed daily as part of the daily Accumulation Unit value calculation. See "Expenses – Low Cost Fund Platform Fee" for further details, including a list of the Sub-accounts for which the Company currently imposes the fee.
Maximum Maturity Date: The date on which the primary Annuitant attains age 100. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.
Net Contract Value: An amount equal to the Contract Value reduced by the applicable portion of the Subscription Fee.
Non-Natural Owner: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the Contract.
Non-Qualified Contract: A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account ("IRA").
Owner: You, the purchaser of the Contract, are the Owner.
Purchase Payment: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.
Qualified Contract: A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program, or IRA.
Replacement Contract: A Contract purchased with the proceeds from another contract (a contract issued by the Company and/or another insurance company).
Secure Online Account: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.
Separate Account: Jefferson National Life of New York Annuity Account 1, which invests in the Investment Portfolios.
Sub-account: A segment within the Separate Account which invests in a single Investment Portfolio.
Subscription Fee: $20 per month fee charged by Us to issue and administer the Contract.
Tax Deferral: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.
Website: www.nationwideadvisory.com, which is the website of Jefferson National Life Insurance Company of New York. You may obtain information about your Contract and request certain transactions through the Website.
Highlights
The variable annuity Contract that We are offering is a Contract between you (the Owner, You or you) and Us (We, we, Us, us, Our, our). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of the Separate Account. The Contract is intended to be used to accumulate money for retirement or other long-term Tax Deferral purposes.
5

The Contract charges no insurance fees other than the monthly Subscription Fee imposed during the Accumulation Period and Annuity Period. You do pay any applicable Low Cost Fund Platform Fees for certain Sub-account allocations, as well as the fees of the Investment Portfolios you select and any Investment Advisor or financial professional you retain. We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios’ advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios.
The Contract includes a death benefit which is described in detail under the heading "Death Benefit."
All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.
Under the terms of the Contract, you may not enter the Annuity Period until thirteen (13) months from the date you purchase the Contract.
You may only choose to receive Annuity Payments on a fixed basis. If you choose Annuity Payments, the amounts of the Annuity Payments are constant for the entire Annuity Period. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint annuitants, all provisions are based on the age of the primary annuitant.
Free Look
If you change your mind about owning the Contract, you may cancel the Contract within 10 days after receiving it (or 60 days if it is a Replacement Contract) and We will cancel the Contract. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract, or 60 days if it is a Replacement Contract. On the day We receive your request We will return your Contract Value. This refund amount will be the Contract Value plus the amount of fees and other charges deducted from the Contract via redemption of Accumulation Units, if applicable, such as Subscription Fees. The amount refunded will not include any underlying fund charges or Contract fees that were assessed daily as part of the Accumulation Unit value calculation during the free look period. See "The Company - Free Look" section for additional details.
Tax Penalty
In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable. In such situations where you are already in a qualified plan, the Tax Deferral of the annuity does not provide additional benefits.
Document Delivery Requirements
Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.
Regular and continuous Internet access is required to access electronically all documents relating to the Contract and the Investment Portfolios. You should consider electing and continue to receive documents electronically if you have regular and continuous Internet access. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.
For Owners using electronic communications, current prospectuses and all required reports for the Contract and the Investment Portfolios are available on our Website. While we will notify you via email when a transaction pertaining to your Contract has occurred or a document impacting your Contract has been posted, you should visit the Website regularly. We post updated prospectuses for the Contract and the Investment Portfolios on our Website on or about May 1 of each year. Prospectuses may also be supplemented throughout the year and will be available on the Website, which you should visit regularly. We post Annual Reports and Semi-Annual Reports of the Investment Portfolios on our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. You
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will not have electronic access through our Website to Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Alternatively, We will provide copies of them upon request.
We will deliver all other documents electronically to your Secure Online Account. Checking your Secure Online Account regularly will give you an opportunity to prevent multiple fraudulent transactions. We deliver transaction confirmations at or before the completion of your transactions. We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year). Under certain circumstances, for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time.
We will allow you to have access to your Secure Online Account even after you revoke your consent to our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days’ notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, We will provide paper copies of any deleted document.
We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days’ notice in your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.
Low Cost Fund Platform Fee
The Company imposes a Low Cost Fund Platform Fee on amounts invested in certain Sub-accounts that invest in low cost Investment Portfolios. For further information, see "Expenses – Low Cost Fund Platform Fee."
Inquiries
If you need more information, please go to www.nationwideadvisory.com or contact Us at:
Jefferson National Life Insurance Company of New York
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561
Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Portfolios. State premium taxes may also be deducted.
Owner Transaction Expenses
Contingent Deferred Sales Charge (as a percentage of Purchase Payments withdrawn)	None
Transfer Fee[1]	Current Charge: None	Maximum Charge: $25.00
[1]	All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply as further described under the heading "Transfers – Excessive Trading Limits" and "Transfers – Short Term Trading Risk."
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The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios’ fees and expenses.
Separate Account Annual Expenses Table
	Current Charge	Maximum Charge
Subscription Fee	$240.00 per Contract annually ($20.00 per month)	$240.00 per Contract annually ($20.00 per month)
Separate Account Annual Expenses (as a percentage of Contract Value invested in the Investment Portfolios) Mortality and Expense Risk Charge	0.00%	0.00%
Administrative Charge	0.00%	0.00%
Total Separate Account Annual Expenses	$240.00	$240.00
Optional Low Cost Fund Platform
The next item shows the fee that you will pay, in addition to the Subscription Fee, and Investment Portfolio operating expenses, on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. For further details, see "Expenses – Low Cost Fund Platform Fee."
	Minimum Annual Fee	Maximum Annual Fee
Low Cost Fund Platform Fee (as a percentage of the average daily Contract Value allocated to the Sub-account)	0.05%	0.25%
Investment Portfolio Operating Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2020, charged by the Investment Portfolios that you may pay periodically during the life of the contract. More detail concerning each underlying Investment Portfolio’s fees and expenses is contained in the prospectus for each Investment Portfolio.
	Minimum	Maximum
Total Investment Portfolio operating expenses
Expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses for the period ended December 31, 2020.
Current and future total operating expenses of the Investment Portfolios could be higher or lower than those shown in the table.	Gross: 0.11%	Gross: 3.50%
The minimum and maximum Investment Portfolio fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Investment Portfolios. Therefore, actual expenses could be lower. Refer to the Investment Portfolio prospectuses for specific expense information. Additionally, the minimum and maximum underlying mutual fund operating expenses indicated above do not reflect the assessment of the Low Cost Fund Platform Fee, which is assessed by Us on certain Sub-account allocations. The Low Cost Fund Platform Fee may increase the cost of investing in certain Investment Portfolios beyond the minimum and maximum Investment Portfolio operating expenses reflected in the above table.
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Examples of Fees and Expenses
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Subscription Fee, and Investment Portfolio fees and expenses.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract. The Example does not reflect the assessment of the Low Cost Fund Platform Fee, which, if reflected, would result in higher expenses. For a description of the Low Cost Fund Platform Fee, see "Expenses – Low Cost Fund Platform Fee." The Subscription Fee for every Contract, regardless of size, is $240 annually, i.e. $20 per month. For this example, we used $20.00 per month as the Subscription Fee, but converted it to an asset based charge based on the average contract size of Jefferson National Life Insurance Company of New York as of the previous December 31. This conversion causes the Subscription Fee in the example below to be less than $240 annually. Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:
Highest cost example using maximum charges:
(1)	Assuming Contract charges and gross maximum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$356.76	$1,085.69	$1,835.65	$3,806.59
(2)	Assuming Contract charges and gross minimum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$17.76	$55.90	$97.80	$221.57
Condensed Financial Information
Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.
The Company
Jefferson National Life Insurance Company of New York was organized in 2014.
We are principally engaged in the life insurance and annuity business in the state of New York. We are a stock company organized under the laws of the state of New York and are a direct subsidiary of Jefferson National Life Insurance Company and an indirect subsidiary of Jefferson National Financial Corp.
Jefferson Financial Corp is ultimately owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company, which are engaged in general insurance and reinsurance business, except life insurance.
The obligations under the Contracts are obligations of Jefferson National Life Insurance Company of New York.
The Monument Advisor Select NY Variable Annuity Contract
This prospectus describes The Monument Advisor Select NY Variable Annuity Contract offered by Jefferson National. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.
The Contract benefits from Tax Deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contract may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. In that instance, you should be aware that this annuity will fund a retirement plan that already provides Tax Deferral under the Code. In such situations where you are already in a qualified plan, the Tax Deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or
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less costly. However, the fees and charges under the Contract are also designed to provide for certain annuity benefits and features other than Tax Deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.
The Contract is called a variable annuity because you can choose among several Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. The amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.
You may only choose to receive Annuity Payments on a fixed basis. If you choose Annuity Payments, the amounts of the Annuity Payments are constant for the entire Annuity Period.
Free Look
If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it, or 60 days if it is a Replacement Contract. Investment Portfolio operating expenses and any Contract fees that are assessed daily as part of the Accumulation Unit value calculation will have been deducted. On the Business Day We receive your request We will return your Contract Value plus any fees and other charges deducted via redemption of Accumulation Units. The amount will not include any underlying fund charges that may have been imposed. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after it mails a Contract, or 60 days if it is a Replacement Contract.
Owner. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing via fax or U.S. mail. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.
A change of Owner may be a taxable event.
Joint Owner. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing via fax or U.S. mail or otherwise.
Beneficiary. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. In the case of a non-natural Owner, and no Beneficiary is named, the default will be the Owner. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.
Restricted Beneficiary. In accordance with Company procedures and applicable law, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
Assignment
Subject to applicable law, you can assign the Contract at any time during the Contract Owner’s lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.
An assignment may be a taxable event.
If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.
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Electronic Administration of Your Contract
This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, to receive documents relating to the Contract by paper, via U.S. Mail at no extra charge.
If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.
You may, however, elect to have documents related to your Contract also delivered via U.S. mail to your address of record at no extra charge. We may also continue to send documents to your Secure Online Account. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to the Jefferson National Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. mail will be processed as received, usually within two business days.
Current prospectuses and all required reports for the Contract and the Investment Portfolios are available on Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports for the Investment Portfolios on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.
You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, either before or after a prospectus is removed from the website, we will send you a paper copy of these documents via U.S. mail. Please note, irrespective of whether you have elected Electronic Administration, proxy statements for the Investment Portfolios will be provided to you via U.S. mail.
We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you on Our Website.
You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.
We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.
Confirmations and Statements
We will send a confirmation statement to your Secure Online Account, or by paper delivery via U.S. mail at no extra charge, each time you make a new Purchase Payment, a transfer among the Investment Portfolios, or a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances for Qualified
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Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@nationwideadvisory.com or call Us at (866) 667-0561.
Requesting Transactions or Obtaining Information About your Contract
You may request transactions or obtain information about your Contract by submitting a request to Us in writing via fax or U.S. mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.
Telephone and Website Transactions. You can elect to request certain transactions and receive information about your Contract by telephone or through our Website (www.nationwideadvisory.com). All transaction requests are processed subject to Our administrative rules and procedures.
We will accept transaction requests from your Investment Advisor or financial professional upon your written request. You can also authorize someone else, via submitting a power of attorney in good order (complete with required signatures), to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the Joint Owner.
We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine and will not be liable for following instructions that are reasonably determined to be genuine. All telephone calls will be recorded and the caller will be asked to produce correct identifying information before We will accept the telephone transaction. We will post confirmations of all transactions, statements and other correspondence to your Secure Online Account. We will not send these to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.
Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although We have taken precautions to prevent such outages or slowdowns, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transactions by mail.
Security of Electronic Communications With Us. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.
You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.
Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.
We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website or secure file share portal. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "Nationwide Mutual Insurance Co." listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.
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Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Jefferson National has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Jefferson National’s businesses as Jefferson National continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the variable account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Jefferson National provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Jefferson National’s businesses and could have a negative impact on its financial condition and operations.
While Jefferson National is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Jefferson National’s financial strength and claims-paying ability. There are many factors beyond Jefferson National’s control that cannot be mitigated or foreseen that could have a negative impact on Jefferson National and the operation of the contract. Jefferson National continues to monitor the economic situation and assess its impact on its business operations closely.
Business Continuity Risks
Jefferson National is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Jefferson National’s ability to administer the contracts. Natural and man-made disasters may require a significant contingent of Jefferson National’s employees to work from remote locations. During these periods, Jefferson National could experience decreased productivity, and a significant number of Jefferson National’s workforce or certain key personnel may be unable to fulfill their duties if Jefferson National’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Jefferson National’s ability to administer the contract.
Jefferson National outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Jefferson National closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Jefferson National’s control. If one or more of the third parties to whom Jefferson National outsources such critical business functions experience operational failures, Jefferson National’s ability to administer the contract could be impaired.
Beneficially Owned Contracts
A beneficially owned contract is a Contract that is inherited or purchased by a Beneficiary and the Beneficiary holds the Contract as a Beneficiary (as opposed to treating the Contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws. An owner of a beneficially owned contract is referred to as a "beneficial owner."
There are two types of beneficially owned contracts, a "continued beneficially owned contract" and a "purchased beneficially owned contract." A continued beneficially owned contract is when a Beneficiary inherits a Contract and continues that Contract as a beneficial owner. A "purchased beneficially owned contract" is when a Beneficiary purchases a new Contract using a death benefit or contract value that the Beneficiary inherited under a different annuity Contract.
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	Subsequent purchase payments are not permitted under any beneficially owned contract.
•	No optional benefits are permitted under any beneficially owned contract, except that a purchased beneficially owned contract may elect an optional death benefit.
•	A beneficial owner must be both the Contract Owner and the Annuitant of a beneficially owned contract, and no additional parties may be named.
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•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor Beneficiary(ies).
•	Beneficially owned contracts cannot be assigned, except that a beneficial owner may assign rights to the distribution payments.
There is no death benefit payable on a on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or Contract value to be distributed will be payable to a successor Beneficiary in accordance with applicable federal tax laws.
A Beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the Contract as the sole contract owner and treat the Contract as the spouse’s own. If a spouse continues the Contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Good Order
A request or transaction generally is considered in good order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. Good order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, good order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time. If you have any questions, you should contact us or your Investment Advisor or financial professional before submitting the form or request.
Purchase
Application for a Contract
If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
Purchase Payments
A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $15,000. We reserve the right to issue a Contract for less than $15,000 with Our approval, subject to the terms and conditions we may require. The maximum We accept is $10,000,000 without Our prior approval and will be subject to such terms and conditions as We may require.
Jefferson National reserves the right to refuse any Purchase Payment. Jefferson National does not accept Purchase Payments in the form of cash, cash equivalents or checks payable in foreign currency or issued by non-U.S. financial institutions. Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.
Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay Advisor Fees), or death benefits until instructions are received from the appropriate regulator.
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Allocation of Purchase Payments
You control where your Purchase Payments are invested. On the application for a Contract, you may choose to have 100% of your initial Purchase Payment invested in the money market Sub-Accounts. Alternatively, you may use a separate administrative form to select the Sub-Accounts in which to invest your initial Purchase Payment. Any subsequent or additional Purchase Payments will be allocated based on your Investment Allocation of Record. Please make sure your Investment Allocation of Record is kept current. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. See "Expenses – Low Cost Fund Platform Fee" for further details.
Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes at the close of regular trading on the New York Stock Exchange.
Investment Options
Investment Portfolios
The Contract offers various Sub-accounts, each of which invests exclusively in an Investment Portfolio listed in "Appendix A – More Information About the Investment Portfolios." During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives.
In the future, additional Investment Portfolios managed by certain investment advisory firms, brokerage firms, or their affiliates may be added. These additional Investment Portfolios may be offered exclusively to purchasing customers of the particular investment advisory firm or brokerage firm, or through other exclusive distribution arrangements.
You should read the summary prospectus or prospectus for any Investment Portfolio carefully before investing. Unless you have opted to receive documents relating to your Contract via U.S. mail, copies of these summary prospectuses and prospectuses will not be sent to you in paper. They are, however, available on Our Website. See "Appendix A – More Information About the Investment Portfolios" which contains the investment objective for each Investment Portfolio.
The investment objectives and policies of certain Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisors. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisors cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisors.
A significant portion of the assets of certain Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio’s ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios’ prospectuses for more details on the risks associated with any specific Investment Portfolio.
Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified plans. The Investment Portfolios do not believe that offering their shares in this manner will be disadvantageous to you.
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Administrative, Marketing and Support Services Fees
Jefferson National and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant Contracts. Certain minimums may apply and this amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, or if the payments are minimal, Low Cost Fund Platform Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees.
Selection of Investment Portfolios
The Company selects the Investment Portfolios based on several criteria, including without limitation, asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, advisor or customer interest, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Investment Portfolio, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company reviews each Investment Portfolio periodically after it is selected. Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments and or transfers of Contract Value to an Investment Portfolio if it determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant Contract owner assets. If this occurs, you may remain invested in the Investment Portfolio, although you may be restricted from adding additional Purchase Payments or transferring additional Contract Value into such Investment Portfolio. The Company does not recommend or endorse any particular Investment Portfolio, and does not provide investment advice.
Fixed Account
No fixed account is available during the Accumulation Period. See "Annuity Payments" for information on the Fixed Account during the Annuity phase of the Contract (these payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability).
Voting Rights
Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other Owners materials describing the matters to be voted on and we may send these materials to you in paper even if you have elected Electronic Administration. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own, including shares owned by us and our affiliates, and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of Contract Owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.
Substitution
It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this.
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We will obtain any required prior approval from the Securities and Exchange Commission before any substitution is made. Once a substitution is approved, your investment in such Investment Portfolio will automatically be transferred into the new Investment Portfolio.
Transfers
You can transfer money among the Investment Portfolios, subject to the excessive trading limits set forth below. The Company imposes a Low Cost Fund Platform Fee on Contract Value allocated to certain Sub-accounts. See "Expenses – Low Cost Fund Platform Fee" for further details. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section below.
Early Cut-Off Times
Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See "Appendix A – More Information About the Investment Portfolios" for a list of Investment Portfolios with early cut-off times. For transfers between Investment Portfolios that impose early cut-off times with those Investment Portfolios that do not impose, or impose different early cut-off times, the earliest time will be used. These early cut-off times do not apply to Purchase Payments or Contract withdrawals.
Transfers During the Accumulation Period
You can make a transfer to or from any Investment Portfolio available to you. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you.
We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:
(1)	Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.
(2)	Your request for transfer must clearly state how much the transfer is for.
(3)	Your right to make transfers is subject to modification if We determine, in Our sole opinion that the exercise of the right by one or more Owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:
(a)	the requirement of a minimum time period between each transfer;
(b)	not accepting a transfer request from an Investment Advisor or financial professional acting under a power of attorney on behalf of more than one Owner; or
(c)	limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.
(4)	We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.
This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.
Excessive Trading Limits
The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons who make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other Owners invested in the Investment Portfolio.
We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Investment Advisor or financial professional acting under a limited power of attorney, for any reason, including without limitation, if:
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•	We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by an Investment Advisor or financial professional, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or
•	We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or
•	We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or
•	the requested transaction violates Our administrative rules designed to detect and prevent market timing.
The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. mail only, etc.) or even prohibitions on them for particular Owners who, in Our view, or in the view of an investment adviser to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to withdrawals from the Contract.
We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all Owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.
Short-Term Trading Risk. Frequent exchanges among Investment Portfolios by Owners can reduce the long–term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.
The insurance–dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short–term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short–term trading by contract owners.
As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short–term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short–term trading policies and risks.
Frequent Trading. In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day. In addition, the Investment Portfolios are able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio. Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity. As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.
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If a current or future transfer request is restricted or denied in accordance with our administrative procedures, you and your Investment Advisor or financial professional will be notified, and you will be kept in your current Sub-Account allocation. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.
In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).
Dollar Cost Averaging Program
The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.
Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.
There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see "Expenses – Low Cost Fund Platform Fee."
Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.
Rebalancing Program
Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. one time rebalance, monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see "Expenses – Low Cost Fund Platform Fee."
Example: Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the Bond Investment Portfolio and 60% to be in the Growth Investment Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Investment Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first Business Day of the next quarter, Jefferson National would sell some of your units in the Bond Investment Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Investment Portfolio to increase those holdings to 60%.
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Advisor Fee Withdrawals
Jefferson National understands the importance to you of having advice from an Investment Advisor or financial professional regarding your investments in the Contract. Jefferson National has not made any independent investigation of these Investment Advisors or financial professionals and is not endorsing such programs. If Advisor Fees will be paid out of your Contract during the Accumulation Period, you will be required to enter into an advisory agreement with your Investment Advisor or financial professional.
Jefferson National will, pursuant to an agreement with you, process a partial withdrawal from the value of your Contract to pay Advisor Fees. You should consult a tax advisor regarding the tax treatment of the payment of Advisor Fees from your Contract. See "Taxes" for further information.
Expenses
There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:
Subscription Fee
We charge the Subscription Fee regardless of the amount of your Contract Value. This fee is used to reimburse us for our various expenses in establishing and maintaining the Contracts. On the last Business Day of the month, this fee is deducted from the money market Investment Portfolios you are invested in, pro rata, via a redemption of Accumulation Units. If you have less than $20 invested in the money market Investment Portfolios, then the remaining amount will be deducted from your non-money market Investment Portfolios, pro rata, via a redemption of Accumulation Units. We will deduct the Subscription Fee each month during the Accumulation Period. We also impose the applicable portion of the fee at death and upon full surrender of the Contract. The Company reserves the right to waive the Subscription Fee in certain circumstances including, without limitation, on Contracts issued to an officer, director, employee, or direct family member thereof, of Our company or any of Our affiliates. In no event will reduction or elimination of the Subscription Fee be permitted where it would be unfairly discriminatory to any person.
We will waive the $20 per month Subscription Fee if on the day the Subscription Fee would be levied your entire Contract Value is invested in one or more Sub-accounts for which the Company charges a Low Cost Fund Platform Fee and one or more of the following Sub-accounts (Waiver Sub-accounts):
Waiver Sub-Accounts:
•	Nationwide Variable Insurance Trust – NVIT DFA Capital Appreciation (Class P)
•	Nationwide Variable Insurance Trust – NVIT DFA Moderate (Class P)
•	Nationwide Variable Insurance Trust – NVIT Government Money Market (Class Y)
NOTE: If Contract Value is allocated to one or more Waiver Sub-accounts, the waiver of the Subscription Fee will only apply if on the day the Subscription Fee would be levied, the total allocation to all of the Waiver Sub-accounts combined is equal to or less than 10% of the total Contract Value. If on such date the total allocation to all of the Waiver Sub-accounts combined is greater than 10% of the total Contract Value, the $20 per month Subscription Fee will apply for that month.
Contract Maintenance Charge
We impose no other Contract maintenance charge.
Low Cost Fund Platform Fee
The Company imposes a Low Cost Fund Platform Fee, up to 0.25% annually (this is the maximum fee) on Contract Value invested in certain Sub-accounts. The fee is deducted as an annualized percentage of the daily Contract Value allocated to the particular Sub-account(s). The determination of which Sub-accounts impose a Low Cost Fund Platform Fee is made by Us at Our sole discretion. The Company assesses the Low Cost Fund Platform Fee in order to facilitate making certain Investment Portfolios available as investment options under the Contract. These Investment Portfolios do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. These fees may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Investment Portfolios. The Company may profit from the Low Cost Fund Platform Fee, and may use any profit derived from this fee for any lawful
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purpose. A listing of the Sub-accounts for which the Company imposes a Low Cost Fund Platform Fee is listed below, and is also available on the Company’s Website or upon request. Some of the indicated Sub-accounts may not be available due to the date your Contract was issued. Refer to "Appendix A: More Information About the Investment Portfolios" for more information regarding Sub-account availability.
Sub-accounts with a Low Cost Fund Platform Fee of 0.25%:
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
•	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
•	Vanguard Variable Insurance Fund - Balanced Portfolio
•	Vanguard Variable Insurance Fund - Capital Growth Portfolio
•	Vanguard Variable Insurance Fund - Diversified Value Portfolio
•	Vanguard Variable Insurance Fund - Equity Income Portfolio
•	Vanguard Variable Insurance Fund - Equity Index Portfolio
•	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•	Vanguard Variable Insurance Fund - Growth Portfolio
•	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•	Vanguard Variable Insurance Fund - International Portfolio
•	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
•	Vanguard Variable Insurance Fund - Vanguard Conservative Allocation Portfolio
•	Vanguard Variable Insurance Fund - Vanguard Moderate Allocation Portfolio
Sub-accounts with a Low Cost Fund Platform Fee of 0.10%:
•	ProFunds - ProFund VP Small-Cap Growth
This list may change at any time; however, if a Sub-account which was previously offered without this fee is added to this list, the Low Cost Fund Platform Fee will not be charged on existing dollars invested in such Sub-account without your consent. Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Sub-accounts for which the Company charges the Low Cost Fund Platform Fee.
Investment Portfolio Operating Expenses
There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio operating expenses are included as part of Our calculation of the value of the Accumulation Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers. The investment advisory fees and other expenses, if any, which are more fully described in the Investment Portfolio prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Transfer Fee
We impose no transfer fee for transfers made during the Accumulation Period.
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Income Taxes
Jefferson National may deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.
Contract Value
Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract we call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero, we reserve the right to surrender your Contract.
Accumulation Units
Every Business Day, we determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor for any particular Sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the net asset value of the Investment Portfolio as of the end of the current Business Day; and
(2)	the per share amount of any dividend or income distributions made by the Investment Portfolio (if the date of the dividend or income distribution occurs during the current Business Day).
(b)	is the net asset value of the Investment Portfolio as of the end of the preceding Business Day.
(c)	is a factor representing any Contract charges that are deducted from the Sub-account, which will include any applicable Low Cost Fund Platform Fees.
Note: The factor in (c) above reflects only those Contract charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect other charges that are assessed via the redemption of Accumulation Units (e.g., Subscription Fee).
The value of an Accumulation Unit may go up or down from Business Day to Business Day.
When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract (including the Subscription Fee). Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.
We calculate the value of an Accumulation Unit for each Sub-account at the close of regular trading on the New York Stock Exchange each Business Day and then credit your Contract.
EXAMPLE: On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.
Access To Your Money
You can have access to the money in your Contract:
(1)	by making a withdrawal (either a partial or a complete withdrawal);
(2)	by electing to receive Annuity Payments; or
(3)	when a death benefit is paid to your Beneficiary.
Withdrawals can only be made during the Accumulation Period.
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When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any pro rata Subscription Fees.
All partial withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis unless you instruct Us otherwise.
Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the "Suspension of Payments or Transfers" provision (see below) is in effect.
A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).
Systematic Withdrawal Program
The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Unless you instruct us otherwise, the systematic withdrawals will be processed on a monthly basis. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise.
You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract. We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Suspension of Payments or Transfers
We may be required to suspend or postpone withdrawals or transfers for any period when:
(1)	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(2)	trading on the New York Stock Exchange is restricted;
(3)	an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;
(4)	during any other period when the SEC, by order, so permits for the protection of Owners.
If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an Owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.
Death Benefit
Upon Your Death During the Accumulation Period
If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Code and its regulations.
The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive in good order due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The Death Benefit Amount will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the Death Benefit Amount or until new instructions are given by the Beneficiary.
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Restricted Beneficiary
In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the Contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner contemplating a restricted option should consult a qualified tax advisor.
Death Benefit Amount During the Accumulation Period
The Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee, at the time we receive due proof of death and a payment election.
Payment of the Death Benefit During the Accumulation Period
Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period. If an election for the payment method is not received, the Company will pay the proceeds under Option 2.
OPTION 1 - lump sum payment of the Death Benefit Amount; or
OPTION 2 - the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or
OPTION 3 - payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner; or
OPTION 4 – in any other manner permitted by law and approved by Jefferson National.
Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:
•	continue the Contract in his or her own name at the then current Death Benefit Amount;
•	elect a lump sum payment of the Death Benefit Amount; or
•	apply the Death Benefit Amount to an Annuity Option (see Beneficially Owned Contracts for additional information).
If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to receive a Death Benefit Amount under an Annuity Option over a Beneficiary’s life expectancy (Option 1). In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the Contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
Death of Contract Owner During the Annuity Period
If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.
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Death of Annuitant
If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the at least as rapidly method of distribution. In the case of an Owner who established an Annuity Period on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the Contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering purchase of the Contract should first consult a qualified tax advisor.
Annuity Payments (The Annuity Period)
Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.
You can select any Annuity Date provided it is at least thirteen (13) months after the Contract issue date, but may not be later than the Maximum Maturity Date.
The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date. For a Contract held as an IRA, once you attain age 70½ (age 72 for Contract Owners who turn age 72 on or after January 1, 2020), you are required to either annuitize the Contract or take the required minimum distribution under the Code.
You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.
During the Annuity Period, you may only choose to have fixed Annuity Payments. These payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability. If you choose an Annuity Option, your Account Value, minus any applicable fees, is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the general account.
Annuity Payment Amount
On the Annuity Date, the Contract Value, less the Subscription Fee, will be applied under the Annuity Option you selected.
Annuity Payments are made monthly unless you have less than $2,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $20 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $20.
Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.
Annuity Options
You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.
OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies. Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment. If you die after you elect this option but before the first annuity payment is made, you will not receive any payments.
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OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people dies, the amount of the Annuity Payments we will make to the survivor will be calculated based on the option chosen at the time of annuitization. Please note, the higher the elected payment to the survivor is, the lower the amount of each payment will be when both join Annuitants are alive.
Taxes
NOTE: Jefferson National has prepared the following information on federal taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.
The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.
Annuity Contracts in General
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
Tax Status of the Contracts
Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.
Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.
Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that
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are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
For Contract Owners who reach age 70 1/2 prior to January 1, 2020, distributions from an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The SECURE Act raised the age that distributions from an IRA, SEP IRA, or Simple IRA must begin. For those Contract Owners who attain age 70 1/2 on or after January 1, 2020, distributions must begin no later than April 1 of the calendar year in which the Contract Owner turns age 72. Distributions may be paid in a lump sum or in payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner’s lifetime; therefore, the required beginning date is not applicable to Roth IRAs.
If the Owner dies on or before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or SIMPLE IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.
The SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. If the Contract Owner dies on or after January 1, 2020 and the individual Beneficiary is not an eligible designated beneficiary as defined under the Code, then the entire interest in the Contract must be distributed by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering purchase of the Contract should consult a qualified tax advisor.
If the Contract Owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the Contract must be distributed by December 31 of the tenth year following the Contract Owner’s death. In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the Contract may be distributed over the life or a period not exceeding the life expectancy of the eligible designated beneficiary, provided such distributions begin within one year of death. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the Contracts.
For Individual Retirement Annuities, SEP IRAs and SIMPLE IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or SIMPLE IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Other rules may apply to Qualified Contracts.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile.
Consistent with Rev. Proc. 2013-17 the final regulations provide that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
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Taxation of Non-Qualified Contracts
Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.
The following discussion generally applies to Contracts owned by natural persons.
Withdrawals. In general, when a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the withdrawal over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. For information on the tax consequences of Advisor Fee withdrawals, please see "Taxation of Non-Qualified Contracts – Advisor Fees." In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.
Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:
•	made on or after the taxpayer reaches age 59 1/2;
•	made on or after the death of an Owner;
•	attributable to the taxpayer’s becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.
Advisor Fees. In a private letter ruling issued to the Company in 2019, the IRS ruled that the payment of Advisor Fees will not be treated as distributions from Non-Qualified Contracts, will not be taxable to the Owner, are not reportable to the IRS as distributions from the Contract, and are not subject to the 10% penalty for early withdrawal by Owners who are under age 59 ½ if all of the following requirements are met:
•	the annuity contract is designed for Owners who will receive ongoing investment advice from an Investment Advisor who is appropriately licensed and in the business of providing investment advice;
•	the Contract Owner authorizes Advisor Fees to be paid periodically to the advisor from the Contract’s cash value;
•	the Advisor Fees will be determined based on an arms-length transaction between the Owner and Investment Advisor;
•	the Advisor Fees will not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined at the time and in the manner provided by the fee authorization, but in all events based on the cash value during the period to which the Advisor Fees relate ("PLR Permitted Amount");
•	the Advisor Fees will compensate the Investment Advisor only for investment advice that the Investment Advisor provides to the Owner with respect to the Contract and not for any other services or accounts;
•	while the fee agreement is in place, the Contract will be solely liable for the payment of Advisor Fees directly to the Investment Advisor;
•	the Owner may not pay the fees to the Investment Advisor from any other accounts or assets nor can the Owner direct the payment of fees for any other purpose or to any other person; and
•	the Investment Advisor will not receive a commission for the sale of the Contract.
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It is unclear how an Advisor Fee in excess of the 1.5% limit will be treated by the IRS. The IRS may take the position that it is entirely subject to the standard tax treatment for withdrawals or it may treat only the amount in excess of the 1.5% amount as a taxable distribution to the Owner. Although the tax treatment is unclear, Nationwide will report to the IRS the amount of any Advisor Fee in excess of the 1.5% as a taxable distribution.
Beginning in 2020, the PLR Permitted Amount for each eligible Contract as follows.
Systematic Advisor Fees. "Systematic Advisor Fees" are Advisor Fees that are automatically withdrawn according to our designated form that specifies the frequency and basis (e.g. contract value or average daily contract value). If either the frequency or the basis is changed during a calendar year, then the Non-Systematic Advisor Fee calculation will apply for that calendar year. Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if:
•	The amount of the Systematic Advisor Fee being withdrawn is less than or equal to (1.5% / frequency of withdrawals ) x basis on the date of withdrawal; or
•	The annual cumulative total of Systematic Advisor Fees withdrawn is less than or equal to (1.5% x basis on the date of withdrawal).
If the amount of the Systematic Advisor Fee exceeds the PLR Permitted Amount, then the amount in excess of the PLR Permitted Amount will be reported as taxable.
Non-Systematic Advisor Fees. "Non-Systematic Advisor Fees" are Advisor Fees that do not meet the definition of Systematic Advisor Fees. Non-Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if the annual cumulative total of the Non-Systematic Advisor Fees withdrawn from an eligible Contract is less than or equal to 1.5% multiplied by the year-to-date average daily asset value on the date of the withdrawal.
Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.
Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.
Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year may be treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.
Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. The IRS will apply general tax principles to determine the substance and treatment of the transfer. There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.
Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Values from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes. If you have too much "investor control" of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.
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In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.
The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner’s right to allocate Purchase Payments and transfer funds among the available Sub-accounts, all investment decisions concerning the Sub-accounts will be made by Us or an advisor in its sole and absolute discretion.
Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.
At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.
Taxation of Qualified Contracts
The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, and certain deferred compensation plans under Code Section 457.
CARES Act. The CARES Act was enacted on March 27, 2020. The CARES Act made numerous changes to the Internal Revenue Code effective January 1, 2020, including the following:
•	Waiving the 2020 lifetime and post death minimum distribution requirement (RMD) from defined contribution plans and IRAs, including the 2019 RMD taken in 2020 for those individuals turning 70 1/2 in 2019. Additionally, 2020 will not be counted in measuring the five-year distribution period requirement for post death RMDs, with the result that the five-year period is extended by one year.
•	Relief for coronavirus-related distributions and loans from qualified plans and IRAs, which includes an exception from the 10% penalty for early distribution and an exemption from the 20% mandatory withholding requirement.
Along with the passage of the CARES Act, the IRS extended the deadline to make a 2019 IRA or Roth IRA contribution to July 15, 2020 in order to coincide with the extended deadline for filing an individual’s income tax return.
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Required Minimum Distributions
Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 (age 72 for those employees who turn age 72 on or after January 1, 2020) or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a traditional SEP or SIMPLE IRAs, or to a 5% or more owner of the employer sponsoring the plan, and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.
Medicare Tax
A 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts. For purposes of this tax, net investment income will include income from Non-Qualified Contracts (as well as interest, dividends and certain other items). The 3.8% Medicare tax is imposed on the lesser of:
(1)	the taxpayer’s "net investment income" (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or
(2)	the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).
"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e. IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2. The IRS has issued proposed guidance regarding this income surtax. You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.
Seek Tax Advice
The above description of federal income tax consequences is only a brief summary meant to alert you to the issues and is not intended as tax advice. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering purchase of a Contract should first consult a qualified tax adviser.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Other Information
Legal Proceedings
Jefferson National Life Insurance Company of New York ("the Company")
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance
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authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Jefferson National Securities Corporation ("JNSC")
The general distributor, JNSC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.
Abandoned Property Requirements
Every state has unclaimed property laws that generally declare non-qualified annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the Death Benefit Amount is due and payable. For example, if the payment of the Death Benefit Amount has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit Amount, or the Beneficiary does not come forward to claim the Death Benefit Amount in a timely manner, the Death Benefit Amount will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. Escheatment is the formal, legal name for this process. However, the state is obligated to pay the Death Benefit Amount (without interest) if your Beneficiary steps forward to claim it with proper documentation. To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please contact us to make such changes.
Proof of Age and Survival
The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements
If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply). The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.
Changes to Comply with Law and Amendments
The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
The Separate Account
We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life of New York Annuity Account 1 serves the variable annuity portion of the Contract. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under New York Insurance law on June 20, 2014. Jefferson National Life of New York Annuity Account 1 is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life of New York Annuity Account 1 is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the New York Department of Financial Services. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.
The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.
Where permitted by law, we may:
•	create new Separate Accounts;
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•	combine separate accounts, including combining the Separate Account with another separate account established by the Company;
•	transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;
•	transfer the Separate Account to another insurance company;
•	add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;
•	make the Sub-accounts available under other policies we issue;
•	add new Investment Portfolios or remove existing Investment Portfolios;
•	substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;
•	deregister the Separate Account under the Investment Company Act of 1940; and
•	operate the Separate Account under the direction of a committee or in another form.
Distributor
Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA. Sales of the Contracts may be made by registered representatives of broker-dealers authorized to sell the Contracts. See the Statement of Additional Information for more information.
We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain broker-dealers, sellers, third party money managers, third party marketing organizations or investment advisors for other services such as platform access fees, marketing support, and/or reimbursement of conference expenses. Certain employees of the Company may receive incentive compensation based on efforts assisting the Company in the sale of Contracts.
Financial Statements
Our financial statements and schedules have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.
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APPENDIX A: More Information About the Investment Portfolios
This appendix contains information about the Investment Portfolios in which the Sub-Accounts invest. The Investment Portfolios in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each Investment Portfolio for more detailed information. Underlying prospectuses for the Investment Portfolios are available online or through your Secure Online Account and by contacting the Jefferson National Service Center.

Designations Key:
EC:	The Investment Portfolio imposes an early cut-off time for transfer requests (see Transfers – Early Cut-off Times).
FF:	The Investment Portfolio primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an Investment Portfolio that does not invest in other mutual funds. Refer to the prospectus for this Investment Portfolio for more information.
LCFF:	Nationwide assesses a Low Cost Fund Fee on allocations to this Sub-Account because the Investment Portfolio does not provide the Company with sufficient revenue (see Expenses - Low Cost Fund Platform Fee). The revenue (12b-1 fees) compensates the Company for promoting, marketing, and administering the contract and the Investment Portfolios.
VOL:	The Investment Portfolio uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of Investment Portfolio may result in foregone investment gains that could otherwise be realized by investing in riskier Investment Portfolios.
Advisors Preferred Trust - Gold Bullion Strategy Portfolio
Investment Advisor:	Advisors Preferred, LLC
Sub-advisor:	Flexible Plan Investments, Ltd.
Investment Objective:	The Fund seeks returns that reflect the performance of the price of Gold bullion.
Designation: EC: 3:30 PM EST
Alger Capital Appreciation Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, LLC
Investment Objective:	Seeks long-term capital appreciation
Alger Large Cap Growth Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, LLC
Investment Objective:	Seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, LLC
Investment Objective:	Seeks long-term capital appreciation.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Global Thematic Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
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ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	Seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	The Portfolio seeks to provide investors with capital appreciation.
ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Capital appreciation and some current income.
ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Current income and preservation of capital.
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Capital appreciation.
ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Current income and capital appreciation
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth. Income is a secondary objective.
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American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - American Funds Mortgage Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide current income and preservation of capital.
American Funds Insurance Series® - American High-Income Trust: Class 4 (formerly, American Funds Insurance Series® - High-Income Bond Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide a high level of current income and, secondarily, capital appreciation.
American Funds Insurance Series® - Asset Allocation Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return consistent with preservation of capital over the long term.
American Funds Insurance Series® - Capital Income Builder®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund's secondary objective is to provide growth of capital.
American Funds Insurance Series® - Capital World Bond Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide, over the long term, a high level of total return consistent with prudent investment management.
American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4 (formerly, American Funds Insurance Series® - Global Growth & Income Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital while providing current income.
American Funds Insurance Series® - Global Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital.
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital.
American Funds Insurance Series® - Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide growth of capital.
American Funds Insurance Series® - Growth-Income Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to achieve long-term growth of capital and income.
American Funds Insurance Series® - International Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital.
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American Funds Insurance Series® - International Growth & Income Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital while providing current income
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Designation: FF, VOL
American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2 (formerly, American Funds Insurance Series® - Managed Risk Blue Chip Income & Growth Fund: Class P2)
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.
American Funds Insurance Series® - New World Fund®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term capital appreciation.
American Funds Insurance Series® - The Bond Fund of America: Class 4 (formerly, American Funds Insurance Series® - Bond Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide as high a level of current income as is consistent with the preservation of capital.
American Funds Insurance Series® - U.S. Government Securities Fund: Class 4 (formerly, American Funds Insurance Series® - U.S. Government/AAA-Rated Securities Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide a high level of current income consistent with preservation of capital.
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 (formerly, American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock U.S. Government Bond V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek to maximize total return, consistent with income generation and prudent investment management.
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BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	The investment objective of the Fund is to seek high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	To seek long-term capital appreciation.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek long-term capital growth.
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
Designation: LCFF
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The fund seeks long-term capital appreciation.
Calvert Variable Products, Inc. - Calvert VP SRI Balanced Portfolio: Class F
Investment Advisor:	Calvert Research and Management
Investment Objective:	Provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks total return, consisting of current income and capital appreciation.
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term growth of capital.
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term growth of capital.
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global Technology Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term capital appreciation.
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Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (formerly, Credit Suisse Trust - Commodity Return Strategy Portfolio)
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: FF, LCFF
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (formerly, DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class)
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek total return consisting of capital appreciation and current income.
Designation: FF, LCFF
DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve a stable real return in excess of the rate of inflation with a minimum of risk.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
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Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Sub-advisor:	Federated Global Investment Management Corp.
Investment Objective:	Capital appreciation.
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Sub-advisor:	Federated Investment Management Company, Federated Advisory Services Company, Fed Global
Investment Objective:	To achieve high current income and moderate capital appreciation.
Designation: VOL
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Seeks high total return with a secondary objective of principal preservation.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	Geode Capital Management, LLC
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks to provide capital growth.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income while also considering growth of capital.
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Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Seeks capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers for the fund
Investment Objective:	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
First Eagle Variable Funds - Overseas Variable Fund
Investment Advisor:	First Eagle Investment Management, LLC
Investment Objective:	The fund seeks long-term growth of capital by investing primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. companies.
Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Institutional, LLC
Investment Objective:	Seeks high total return.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks capital appreciation, with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
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Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high level of current income, with capital appreciation over the long term as a secondary goal.
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks income.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Fund - Global Managed Futures Strategy
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Global Managed Futures Strategy Fund (the "Fund") seeks to generate positive total returns over time.
Guggenheim Variable Fund - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide total return, comprised of current income and capital appreciation.
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	To provide a high level of current income while maximizing total return.
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation.
Guggenheim Variable Funds Trust - Series P (High Yield Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	High current income and capital appreciation as a secondary objective.
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
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Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
Invesco - Invesco V.I. Comstock Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco - Invesco V.I. Core Bond Fund: Series II (formerly, Invesco Oppenheimer V.I. Total Return Bond Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seeks total return.
Invesco - Invesco V.I. Core Equity Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To provide reasonable current income and long-term growth of income and capital.
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Both capital appreciation and current income
Invesco - Invesco V.I. Global Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To provide current income consistent with preservation of capital and liquidity.
Invesco - Invesco V.I. Government Securities Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's objective is total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek long-term growth of capital and income.
43

Invesco - Invesco V.I. Health Care Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long term growth of capital.
Invesco - Invesco V.I. High Yield Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Canada Ltd.
Investment Objective:	Total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. International Growth Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Main Street Fund: Series II (formerly, Invesco Oppenheimer V.I. Main Street Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (formerly, Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Technology Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco Oppenheimer V.I. International Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - Balanced: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of capital appreciation and current income.
Ivy Variable Insurance Portfolios - Corporate Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Energy: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Global Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide a high level of current income. Capital appreciation is a secondary objective.
Ivy Variable Insurance Portfolios - High Income: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
44

Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Natural Resources: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Science and Technology: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Value: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Perkins Investment Management LLC ("Perkins")
Investment Objective:	Seeks capital appreciation.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Aspen Series - Janus Henderson U.S. Low Volatility Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Intech Investment Management LLC
Investment Objective:	Seeks capital appreciation.
45

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV
Investment Advisor:	John Hancock Variable Trust Advisers LLC
Sub-advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek long-term capital appreciation
Designation: LCFF
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize long-term total return.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
This Sub-Account is only available in contracts issued before May 1, 2021
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	The Portfolio seeks total return.
Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	The Portfolio seeks long-term capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Seeks long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	Seeks capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	Seeks dividend income, growth of dividend income and long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Legg Mason Partners Variable Equity Trust - QS Legg Mason Dynamic Multi-Strategy VIT Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	QS Investors, LLC and Western Asset Management Company
Investment Objective:	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The fund will seek to reduce volatility as a secondary objective.
46

Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return.
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	To seek high current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Current income and capital appreciation.
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Long-term growth of capital and income without excessive fluctuations in market value.
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class
Investment Advisor:	New York Life Investment Management LLC
Sub-advisor:	MacKay Shields LLC
Investment Objective:	The Fund seeks capital appreciation together with current income.
MFS® Variable Insurance Trust - MFS Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Mutual Fund and Variable Insurance Trust - Rational Trend Aggregation VA Fund: Class A
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	To seek total return on investment, with dividend income as an important component of that return.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
47

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (formerly, Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class Y)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF, LCFF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF, LCFF
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LCFF
48

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares
This Sub-Account is only available in contracts issued before May 1, 2021
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital and income generation.
Northern Lights Variable Trust - 7Twelve Balanced Portfolio: Class 3
Investment Advisor:	7Twelve Advisors, LLC
Investment Objective:	The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Investment Advisor:	BTS Asset Management, Inc.
Investment Objective:	Seeks to provide total return.
49

Northern Lights Variable Trust - Power Dividend Index Fund: Class 1
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	The primary investment objective is total return from income and capital appreciation. Capital Preservation is a secondary objective of the Fund.
Northern Lights Variable Trust - Power Momentum Index Fund: Class 1
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	Capital growth and income.
Northern Lights Variable Trust - Probabilities VIT Fund: Class 1
This Sub-Account is only available in contracts issued before May 1, 2021
Investment Advisor:	Probabilities Fund Management, LLC
Investment Objective:	Capital appreciation.
Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation.
Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks income and capital appreciation.
Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks to preserve capital and provide moderate income and moderate capital appreciation.
Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation.
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Capital Appreciation.
50

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks total return which exceeds that of its benchmark.
PIMCO Variable Insurance Trust - Global Managed Allocation Portfolio: Administrative Class (formerly, PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class)
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
51

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	The portfolio seeks current income and total return.
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Reasonable income and capital growth.
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	A high level of current income.
ProFunds - ProFund Access VP High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index.
Designation: EC: 3:55 PM EST
52

ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BanksSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic MaterialsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BiotechnologySM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer GoodsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer ServicesSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P/BNY Mellon Emerging 50 ADR Index (USD).
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. FinancialsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health CareSM Index.
Designation: EC: 3:55 PM EST
53

ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. IndustrialsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the MSCI EAFE Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones InternetSM Composite Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Large-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Growth Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Large-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Value Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Growth Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Value Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index.
Designation: EC: 3:55 PM EST
54

ProFunds - ProFund VP Oil & Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil & GasSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select Pharmaceuticals Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious MetalsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real EstateSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. SemiconductorsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Small-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Small-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Growth Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Small-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. TechnologySM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select Telecommunications Index.
Designation: EC: 3:55 PM EST
55

ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. UtilitiesSM Index.
Designation: EC: 3:55 PM EST
Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Putnam Variable Trust - Putnam VT High Yield Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.
Putnam Variable Trust - Putnam VT Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.
Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (formerly, Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB)
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	High current income with preservation of capital as its secondary objective.
Putnam Variable Trust - Putnam VT Multi-Asset Absolute Return Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks positive total return.
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Long-term capital appreciation.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Designation: FF
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
56

Rydex Variable Trust - Banking Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Consumer Products Fund
This Sub-Account is only available in contracts issued before May 1, 2021
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Electronics Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Energy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: EC: 3:50 PM EST
57

Rydex Variable Trust - Health Care Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - High Yield Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Internet Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Leisure Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Retailing Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Growth Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Value Index.
Designation: EC: 3:50 PM EST
58

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Growth Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Value Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Growth Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Value Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Technology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Transportation Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Utilities Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designation: EC: 3:50 PM EST
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.
59

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of income consistent with moderate fluctuations in principal value.
The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
The Timothy Plan - Conservative Growth Portfolio Variable Series
Investment Advisor:	Timothy Partners, Ltd.
Investment Objective:	The investment objective of the Portfolio is to generate moderate levels of long-term capital growth.
The Timothy Plan - Strategic Growth Portfolio Variable Series
Investment Advisor:	Timothy Partners, Ltd.
Investment Objective:	The investment objective of the Portfolio is to generate medium to high levels of long-term capital growth.
Third Avenue Variable Series Trust - Third Avenue Value Portfolio (formerly, Third Avenue Variable Series Trust - FFI Strategies Portfolio)
Investment Advisor:	Third Avenue Management LLC
Investment Objective:	Long-term capital appreciation.
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I
Investment Advisor:	Redwood Investment Management, LLC
Investment Objective:	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks high total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
VanEck VIP Trust - Emerging Markets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Hard Assets Fund: Initial Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
Vanguard Variable Insurance Fund - Balanced Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Seeks to provide long-term capital appreciation and reasonable current income.
Designation: LCFF, EC: 2:30 PM EST
60

Vanguard Variable Insurance Fund - Capital Growth Portfolio
Investment Advisor:	PRIMECAP Management Company
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Diversified Value Portfolio
Investment Advisor:	Barrow, Hanley, Mewhinney & Strauss, LLC
Investment Objective:	Seeks to provide long-term capital appreciation and income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Equity Income Portfolio
Investment Advisor:	Wellington Management Company, LLP; Vanguard Quantitative Equity Group
Investment Objective:	Seeks to provide an above average level of current income and reasonable long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Equity Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Global Bond Index Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Growth Portfolio
Investment Advisor:	Jackson Square Partners, LLC; Wellington Management Company LLP
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Seeks to provide a high level of current income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - International Portfolio
Investment Advisor:	Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.
Designation: LCFF, EC: 2:30 PM EST
61

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Seeks to provide current income while maintaining limited price volatility.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Seeks to track the performance of a broad, market-weighted bond index.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Vanguard Conservative Allocation Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	Seeks to provide current income and low to moderate capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Vanguard Moderate Allocation Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	Seeks to provide capital appreciation and a low to moderate level of current income.
Designation: LCFF, EC: 2:30 PM EST
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Newfleet Asset Management, LLC
Investment Objective:	Long-term total return.
Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Sustainable Growth Advisers, LP
Investment Objective:	High total return consistent with reasonable risk.
Wells Fargo Variable Trust - VT Discovery Fund: Class 2
This Sub-Account is only available in contracts issued before May 1, 2021
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
62

APPENDIX B: Condensed Financial Information
This annuity contract was not available for sale as of December 31, 2020. Therefore, no Condensed Financial Information is available.
63

Jefferson National Life Insurance Company of New York
P.O. Box 36840
Louisville, Kentucky 40233
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
General Information
General Information Regarding Jefferson National Life Insurance Company of New York
Jefferson National Life of New York Annuity Account 1
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Arrangements Regarding Frequent Purchases and Redemptions
Financial Statements
Custodian

(cut along dotted line)
If you would like a free copy of the Statement of Additional Information (Form # JNLNY-MNTADV-SAI-1-0520) dated May 1, 2021 for this Prospectus, please complete this form, detach, and mail to the following address. Or, visit the website at www.nationwideadvisory.com:
Jefferson National Life Insurance Company of New York Administrative Office P.O. Box 36840 Louisville, Kentucky 40233
Please send me a free copy of the Statement of Additional Information for the Jefferson National Life of New York Annuity Account 1 (Monument Advisor Select NY) variable annuity at the following address:
Name:
Mailing Address:
Sincerely,

(Signature)
© 2020, Jefferson National Life Insurance Company of New York	JNLNY-MNTADV-PROS-05-20

Monument Advisor® NY
Monument Advisor SelectSM NY
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2021
Individual Variable Annuity
Issued by Jefferson National Life Insurance Company of New York
through its Jefferson National Life of New York Annuity Account 1

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life of New York Annuity Account 1 (the "Separate Account"), dated May 1, 2021. You may obtain a copy of the current prospectus on our Website, by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, or by calling 1-866-667-0561.
General Information
General Information Regarding Jefferson National Life Insurance Company of New York:
Jefferson National Life Insurance Company of New York ("Jefferson National", "Company", "we", "our" or "us") is a direct wholly-owned subsidiary of Jefferson National Life Insurance Company, a Texas stock life insurance company, and an indirect subsidiary of Jefferson National Financial Corp., a Delaware Corporation. We are organized as a New York stock life insurance company, and are subject to New York law governing insurance companies. Our business address is 10350 Ormsby Park Place, Louisville, KY 40223.
On March 1, 2017, Jefferson Financial Corp was acquired by Nationwide Life Insurance Company, a stock life insurance company organized under Ohio law in March 1929. Nationwide Life Insurance Company is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (organized under Ohio law) are the ultimate controlling persons of the Nationwide group of companies and engage in general insurance and reinsurance business, except life insurance.
Jefferson National Life of New York Annuity Account 1:
Jefferson National Life of New York Annuity Account 1, also referred to as the "Separate Account", was established on June 20, 2014 pursuant to New York law. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.
The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.
The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.
We offer a number of Sub-accounts.
A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the summary prospectuses, prospectuses and statements of additional information for the Investment Portfolios. There can be no guarantee that any Investment Portfolio will meet its investment objectives.
Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined by the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.
Certain Federal Income Tax Consequences
The following summary does not constitute tax advice. It is a general discussion of certain expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the "Code"), proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States
2

is able to exercise primary supervision over such trusts’ administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts’ substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.
Tax Status of the Contract
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.
Diversification Requirements
Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.
Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exclusion of Qualified Contracts from application of the diversification rules, the investment vehicle for Jefferson National’s Qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for Nonqualified Contracts as well as Qualified Contracts.
Owner Control
In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.
The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, we reserve the right to take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Distribution Requirements
The Code also requires that Nonqualified Contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as
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the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.
If the Owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the only designated beneficiary is the Owner’s spouse, the applicable distribution period is the surviving spouse’s life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the Owner’s death. For calendar years after the death of the Owner’s surviving spouse that occurs before January 1, 2020, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. If the Owner’s surviving spouse dies on or after January 1, 2020, the entire balance of the Contract must be withdrawn by December 31 of the tenth year following the death of the Owner’s surviving spouse.
(b)	if the designated beneficiary is not solely the Owner’s surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary’s life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the Owner’s death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; or
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner’s death. If the Owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period measured by the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the Owner's death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), the entire balance of the contract will be distributed by December 31 of the tenth year following the Owner's death, unless otherwise permitted by law and approved by the Company. Purchasers and prospective purchasers should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
Withholding
The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain Qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For Qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.
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Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. We may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Qualified Contracts
The Qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law and the terms and conditions of the plan.
For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ (age 72 for those employees who turn age 72 on or after January 1, 2020) or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70½ (age 72 for those employees who turn age 72 on or after January 1, 2020). Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules and the terms and conditions of the plan.
We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.
Individual Retirement Annuities
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed the annual contribution limit (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ (age 72 for those employees who turn age 72 on or after January 1, 2020);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes. IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act that was enacted on December 20, 2019 raised the age that distributions from an IRA, SEP IRA, or Simple IRA must begin. For Contract Owners who attain age 72 on or after January 1, 2020, distributions must begin no later than April 1 of the calendar year in which the Contract Owner turns 72. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
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For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa.
Direct transfers of IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation with respect to other IRA rollovers.
ROTH Individual Retirement Annuities (ROTH IRA)
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed the annual contribution limit (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
A Roth IRA owner was able to recharacterize ("undo") the rollover or conversion of an amount from an IRA or qualified retirement plan to a Roth IRA if they later determined that the rollover or conversion was not to their advantage. However, the Tax Cuts and Jobs Act of 2017 eliminated the ability to recharacterize a rollover or conversion of an amount from an IRA or eligible retirement plan that occurs after December 31, 2017. Purchasers of Contracts should consult their legal counsel and tax advisor.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Section 403(b) Plans
Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to
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elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.
Corporate Pension, Profit Sharing Plans and H.R. 10 Plans
Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.
Deferred Compensation Plans
Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.
Taxation of Jefferson National
Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.
Published Ratings
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor’s Insurance Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company’s financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.
Administration
Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.
Annuity Provisions
The Company makes available several fixed annuity options.
Fixed Annuity Payout
A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.
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Distribution
Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor’s address is 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Distributor is an affiliate of Jefferson National Life Insurance Company of New York. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.
We make payments in the form of expense reimbursements or marketing allowances to certain broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing access for our product. The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm. Not all broker-dealers receive additional compensation and the amount of compensation varies by firm. These payments could be significant to a firm, and could be a conflict of interest. We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.
The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Jefferson National Life Insurance Company of New York, during the last calendar year.
Advisor Group
Cambridge
Centarus
Cetera Financial Group
H Beck
Kestra
Ladenburg Thalmann
Raymond James
Arrangements Regarding Frequent Purchases and Redemptions
The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life of New York Annuity Account 1, dated May 1, 2020.
Financial Statements
The financial statements and schedules of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.
Independent Registered Public Accounting Firm
The financial statements of Jefferson National Life of New York Annuity Account 1 and the statutory financial statements and schedules of Jefferson National Life Insurance Company of New York for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated April 21, 2021 of Jefferson National Life Insurance Company of New York, includes explanatory language that states that the financial statements are prepared by Jefferson National Life Insurance Company of New York using statutory accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices prescribed or permitted by the New York State Department of Financial Services.
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Custodian
The Company is the custodian of the assets of the Separate Account. The shares are held in book-entry form. The Company maintains a record of all purchases and redemptions of shares of the underlying portfolios.
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10

JEFFERSON

NATIONAL LIFE OF

NY ANNUITY

ACCOUNT 1

Annual Report

To

Contract Owners

December 31, 2020

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE: LOUISVILLE, KENTUCKY

Report of Independent Registered Public Accounting Firm

The Board of Directors of Jefferson National Life Insurance Company and

Contract Owners of Jefferson National Life of New York Annuity Account 1:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Jefferson National Life of New York Annuity Account 1 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for each of the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 for each of the years or periods in the four-year period ended December 31, 2020 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and changes in its contract in its owners’ equity for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in the four-year period ended December 31, 2020, in conformity with U.S. generally accepted accounting principles. The financial highlights in Note 6 for the year ended December 31, 2016, were audited by other independent registered public accountants whose report, dated April 24, 2017, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more of Nationwide Life Insurance Company’s separate accounts, however we are aware that we have served as the auditor of one or more of Nationwide Life Insurance Company’s separate accounts since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statements of operations for the year then ended, and the statements changes in contract owners’ equity for each of the years in the two-year period then ended.

ADVISORS PREFERRED TRUST

Advisors Preferred Trust Gold Bullion Strategy (APTGBS)

ALGER PORTFOLIOS

Alger Capital Appreciation Class I-2 (ALCAI2)

Alger Large Cap Growth Class I-2 (ALCGI2)

Alger Mid Cap Growth (ALMGI2)

ALLIANCE VAR PRODUCTS SERIES

AB Growth and Income Class A (ALVGIA)

AB International Value Class B (ALVIVB)

AB Small-Mid Cap Value – Class B (ALVSVB)

ALPS VARIABLE INVESTMENT TRUST

ALPS Alerian Energy Infrastructure Class III (AAEIP3)

ALPS Aggressive Growth ETF Asset Allocation II (AAGEA2)

ALPS Balanced ETF Asset Allocation II (ABEAA2)

ALPS Conservative ETF Asset Allocation II (ACEAA2)

ALPS Growth ETF Asset Allocation II (AGEAA2)

ALPS Red Rocks Global Opportunity Cl III (ARLPE3) (1)

ALPS Income and Growth ETF Asset Allocation II (AUGEA2)

AMERICAN CENTURY VARIABLE PORT

American Century VP Balanced – Class I (ACVB)

American Century VP International I (ACVI)

American Century VP Disciplined Core Value I (ACVIG) (1)

American Century VP Inflation Protection Class II (ACVIP2)

American Century VP Ultra I (ACVU1)

American Century VP Value I (ACVV)

AMERICAN FUNDS INS SERIES

American Funds Asset Allocation Class 4 (AMVAA4)

American Funds Blue Chip Income and Growth 4 (AMVBC4)

American Funds Bond Class 4 (AMVBD4)

American Funds Capital Income Builder Class 4 (AMVCB4)

American Funds Capital World Bond Class 4 (AMVGB4) (1)

American Funds Global Growth Class 4 (AMVGG4)

American Funds Growth-Income Class 4 (AMVGI4)

American Funds Growth Class 4 (AMVGR4)

American Funds Global Small Cap Class 4 (AMVGS4)

American Funds Global Growth and Income Class 4 (AMVGW4)

American Funds High-Income Bond Class 4 (AMVHI4)

American Funds International Class 4 (AMVI4)

American Funds International Growth and Income Class 4 (AMVIG4)

American Funds Mortgage Class 4 (AMVM4)

American Funds New World (AMVNW4)

American Funds US Government/AAA Rated Securities 4 (AMVUA4)

American Funds Mngd Rsk Asset Allocation P-2 (AVPAP2)

American Funds Mngd Rsk Blue Chp Inc & Gr P-2 (AVRBP2)

AMUNDI PIONEER ASSET MGMNT

Amundi Pioneer Bond VCT II (PIVB2)

Amundi Pioneer Equity Income VCT Class II (PIVEI2)

Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)

Amundi Pioneer Strategic Income VCT Class II (PIVSI2)

BLACKROCK VAR SERIES TRST FNDS

BlackRock Equity Dividend V.I. Cl3 (BRVED3)

BlackRock High Yield V.I. Cl3 (BRVHY3)

BlackRock Total Return V.I. Cl3 (BRVTR3)

BlackRock U.S. Government Bond V.I. Cl3 (BRVUG3)

BlackRock Advantage Large Cap Core V.I. Cl3 (BVLCC3)

BlackRock Large Cap Focus Growth V.I. Cl3 (BVLFG3)

BlackRock Global Allocation V.I. Cl3 (MLVGA3)

BNY MELLON FUNDS

BNY Mellon Stock Index (DSIF)

BNY Mellon Sustainable U.S. Equity (DSRG)

BNY Mellon Small Cap Stock Index – Serv (DVSCS)

CALVERT VARIABLE SERIES

Calvert VP SRI Balanced Class F (CVSBF)

COLUMBIA VARIABLE PORTFOLIO

CVP Seligman Global Technology – Class 2 (CLVGT2)

CVP Select Large Cap Value (CLVLV1)

CVP Strategic Income 2 (CLVSI2)

CVP Select Small Cap Value (CLVSV1)

CREDIT SUISSE TRUST

Credit Suisse Trust Commodity Return Strategy (CSCRS)

DELAWARE VIP TRUST

Delaware VIP Small Cap Value – Service (DWVSVS)

DFA INVESTMENT DIMENSIONS

DFA VA Equity Allocation (DFVEA)

DFA VA Global Bond (DFVGB)

DFA VA Global Moderate Allocation (DFVGMI)

DFA VA International Small (DFVIS)

DFA VA International Value (DFVIV)

DFA VA Short-Term Fixed (DFVSTF)

DFA VA U.S. Large Value (DFVULV)

DFA VA U.S. Targeted Value (DFVUTV)

EATON VANCE VP

Eaton Vance VT Floating-Rate Income (ETVFR)

FEDERATED HERMES INSURANCE SERIES

Federated Hermes High Income Bond II (FHIB) (1)

Federated Hermes Kaufmann II (FVK2S) (1)

Federated Hermes Managed Volatility II (FVU2) (1)

FIDELITY VIP

Fidelity VIP Balanced – Serv II (FB2)

Fidelity VIP Contrafund – Serv II (FC2)

Fidelity VIP Disciplined Small Cap – Serv II (FDSCS2)

Fidelity VIP Equity-Income – Serv II (FEI2)

Fidelity VIP Growth – Serv II (FG2)

Fidelity VIP Growth & Income – Serv II (FGI2)

Fidelity VIP Growth Opportunities – Serv II (FGO2)

Fidelity VIP High Income – Serv II (FHI2)

Fidelity VIP Investment Grade Bond – Serv II (FIGBP2)

Fidelity VIP Mid Cap – Serv II (FMC2)

Fidelity VIP Overseas – Serv II (FO2)

Fidelity VIP Real Estate – Serv II (FRESS2)

Fidelity VIP Value –Serv II (FV2)

Fidelity VIP Freedom Income Serv II (FVFI2)

Fidelity VIP Intl Capital Apprec – Serv II (FVICA2)

Fidelity VIP Strategic Income – Serv II (FVSIS2)

FIRST EAGLE

First Eagle Overseas (FEOVF)

FRANKLIN TEMPLETON VIP TRUST

Franklin Templeton Global Bond II (FTVGI2)

Franklin Global Real Estate II (FTVGR2)

Franklin Income II (FTVIS2)

Franklin Mutual Shares II (FTVMS2)

Franklin Rising Dividends II (FTVRD2)

Franklin Strategic Income II (FTVSI2)

Franklin U.S. Government Securities II (FTVUG2)

GOLDMAN SACHS VAR INS TRUST

Goldman Sachs VIT Multi-Strategy Alternatives (GVMSA)

GUGGENHEIM VARIABLE TRUST

Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)

Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)

Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)

Guggenheim Rydex Biotechnology (RBF)

Guggenheim Rydex Banking (RBKF)

Guggenheim Rydex Consumer Products (RCPF)

Guggenheim Rydex Electronics (RELF)

Guggenheim Rydex Energy (RENF)

Guggenheim Rydex Energy Services (RESF)

Guggenheim Rydex Health Care (RHCF)

Guggenheim Rydex Internet (RINF)

Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)

Guggenheim Rydex Leisure (RLF)

Guggenheim Rydex Nova (RNF)

Guggenheim Rydex NASDAQ-100 (ROF)

Guggenheim Rydex Precious Metals (RPMF)

Guggenheim Rydex Real Estate (RREF)

Guggenheim Rydex Retailing (RRF)

Guggenheim Long Short Equity (RSRF)

Guggenheim Rydex Technology (RTEC)

Guggenheim Rydex S&P 500 2X Strategy (RTF)

Guggenheim Rydex Transportation (RTRF)

Guggenheim Rydex Inverse S&P 500 Strategy (RUF)

Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)

Guggenheim Rydex Utilities (RUTL)

Guggenheim Multi-Hedge Strategies (RVARS)

Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)

Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)

Guggenheim Rydex S&P 500 Pure Growth (RVLCG)

Guggenheim Rydex S&P 500 Pure Value (RVLCV)

Guggenheim Rydex Dow 2X Strategy (RVLDD)

Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)

Guggenheim Global Managed Futures Strategy (RVMFU)

Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)

Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)

Guggenheim Var Ser StylePlus Mid Growth Ser J (SBLJ)

Guggenheim Var Ser High Yield Ser P (SBLP)

Guggenheim Var Ser Small Cap Value Ser Q (SBLQ)

Guggenheim Var Ser StylePlus Large Growth Ser Y (SBLY)

INVESCO V. I.

Invesco V.I. High Yield I (AVHY1)

Invesco V.I. International Growth I (AVIE)

Invesco V.I. Balanced Risk Allocation II (IVBRA2)

Invesco V.I. Core Plus Bond I (IVCPBI)

Invesco V.I. Diversified Dividend I (IVDDI)

Invesco V.I. Government Money Market I (IVGMMI)

Invesco V.I. Government Securities I (IVGS1)

Invesco V.I. Health Care I (IVHS)

Invesco V.I. Equity and Income I (IVKEI1)

Invesco V.I. Mid Cap Core Equity II (IVMCC2)

Invesco V.I. Global Real Estate I (IVRE)

Invesco V.I. Technology I (IVT)

Invesco Oppenheimer V.I. Main Street – S2 (OVGIS)

Invesco Oppenheimer V.I. Global – S2 (OVGSS)

Invesco Oppenheimer V.I. International Growth – S2 (OVIGS)

Invesco Oppenheimer V.I. Global Strategic Inc – S2 (OVSBS)

Invesco Oppenheimer V.I. Total Return Bond – S2 (OVTRBS)

IVY VIP

Ivy VIP Corporate Bond (WRBDP)

Ivy VIP Balanced (WRBP)

Ivy VIP Energy (WRENG)

Ivy VIP Global Bond (WRGBP)

Ivy VIP Natural Resources (WRGNR)

Ivy VIP High Income (WRHIP)

Ivy VIP Limited-Term Bond (WRLTBP)

Ivy VIP Mid Cap Growth (WRMCG)

Ivy VIP Science and Technology (WRSTP)

Ivy VIP Value (WRVP)

JANUS ASPEN SERIES (1)

Janus Henderson Balanced – Inst (JABIN)

Janus Henderson Enterprise – Inst (JAEI)

Janus Henderson Flexible Bond – Serv (JAFBS)

Janus Henderson Forty – Inst (JAFRIN)

Janus Henderson Global Research – Inst (JAGRIN)

Janus Henderson Overseas – Inst (JAIG)

Janus Henderson Research – Inst (JARIN)

Janus Henderson US Low Volatility – Serv (JIULVV)

Janus Henderson Mid Cap Value – Inst (JMCVIN)

JOHN HANCOCK

JHancock Emerging Markets Value Trust NAV (JHEVTN)

JPMORGAN

JPMorgan Global Allocation Class 2 (JPIGA2)

JPMorgan Income Builder Class 2 (JPIIB2)

LAZARD RETIREMENT SERIES FUND

Lazard Retirement Emerging Markets Equity (LZREMS)

Lazard Retirement Global Dynamic Multi-Asset (LZRGDM)

Lazard Retirement International Equity (LZRIES)

Lazard Retirement US Small-Mid Cap Equity (LZRUSM)

LMPV EQUITY TRUST

LMCBV Aggressive Growth I (LPVCAI)

LMCBV Dividend Strategy I (LPVCII)

LM QS Dynamic Multi Strategy II (LPVQD2)

LMCBV Large Cap Growth I (LVCLGI)

LMCBV Small Cap Growth II (SBVSG2)

LMPV INCOME TRUST

LMWAV Global High Yield Bond I (SBVHY)

LORD ABBETT SERIES FUND, INC.

Lord Abbett Bond Debenture (LOVBD)

Lord Abbett Dividend Growth (LOVCDG) (1)

MAINSTAY VP FUNDS TRUST

MainStay VP MacKay Convertible Service (MNCPS)

MFS VARIABLE INSURANCE TRUST

MFS Growth Series – Service (MEGSS)

MFS Value Series – Service (MVFSC)

NATIONWIDE VARIABLE INSURANCE

NW DoubleLine NVIT Total Return Tactical Cl Y (DTRTFY)

NVIT S&P 500 Index – Class Y (GVEXD)

NVIT International Index – Class Y (GVIXY)

NVIT Mid Cap Index – Class Y (MCIFD)

NVIT Bond Index – Class Y (NVBXD)

NVIT Multi-Manager Mid Cap Value I (NVMMV1)

NVIT Small Cap Index – Class Y (NVSIXD)

NEUBERGER BERMAN ADV MGT TRUST

Neuberger Berman AMT Mid Cap Growth Class I (AMCG)

Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)

Neuberger Berman AMT Short Duration Bond (AMTB)

Neuberger Berman AMT US Equity Index PutWrite Strategy (NBARMS)

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts 7Twelve Balanced Cl 3 (NO7TB3)

Ntrn Lts BTS Tactical Fixed Income VIT CL 2 (NOTBBA)

Ntrn Lts Power Dividend Index (NOVPDI)

Ntrn Lts Power Momentum (NOVPM)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT Dynamic Bond – Admin (PMUBAM)

PIMCO VIT All Asset – Admin (PMVAAA)

PIMCO VIT Emerging Markets Bond – Admin (PMVEBA)

PIMCO VIT International Bond (US Dollar Hedged) – Admin (PMVFHA)

PIMCO VIT Global Bond Opportunities Unhedged – Admin (PMVGBA)

PIMCO VIT High Yield – Admin (PMVHYA)

PIMCO VIT Income – Admin (PMVID)

PIMCO VIT Low Duration – Admin (PMVLDA)

PIMCO VIT Long Term US Government – Admin (PMVLGA)

PIMCO VIT Real Return – Admin (PMVRRA)

PIMCO VIT CommodityRealReturn Strategy – Admin (PMVRSA)

PIMCO VIT Total Return – Admin (PMVTRA)

PIMCO VIT Short-Term – Admin (PVSTA)

PROFUNDS VP

ProFunds VP Asia 30 (PROA30)

ProFunds VP Biotechnology (PROBIO)

ProFunds VP Bull (PROBL)

ProFunds VP Consumer Services (PROCS)

ProFunds VP Emerging Markets (PROEM)

ProFunds VP Financials (PROFIN)

ProFunds VP Government Money Market (PROGMM)

ProFunds VP U.S. Government Plus (PROGVP)

ProFunds VP Health Care (PROHC)

ProFunds VP Industrials (PROIND)

ProFunds VP Japan (PROJP)

ProFunds VP Large-Cap Growth (PROLCG)

ProFunds VP Mid-Cap (PROMC)

ProFunds VP Mid-Cap Value (PROMCV)

ProFunds VP NASDAQ-100 (PRON)

ProFunds VP Internet (PRONET)

ProFunds VP Precious Metals (PROPM)

ProFunds VP Real Estate (PRORE)

ProFunds VP Small Cap (PROSC)

ProFunds VP Small-Cap Growth (PROSCG)

ProFunds VP Semiconductor (PROSCN)

ProFunds VP Small-Cap Value (PROSCV)

ProFunds VP Technology (PROTEC)

ProFunds VP Telecommunications (PROTEL)

ProFunds VP UltraNASDAQ-100 (PROUN)

ProFunds VP UltraSmall-Cap (PROUSC)

ProFunds VP Utilities (PROUTL)

PUTNAM VARIABLE TRUST

Putnam VT Mortgage Securities Cl IB (PVAGIB)

Putnam VT Diversified Income Cl IB (PVDIB)

Putnam VT Equity Income Cl IB (PVEIB)

Putnam VT High Yield Cl IB (PVHYB)

Putnam VT Income Cl IB (PVIB)

REDWOOD

Redwood Managed Volatility Class N (RWMVN)

ROYCE CAPITAL FUND

Royce Micro-Cap (ROCMC)

Royce Small-Cap (ROCSC)

T. ROWE PRICE VIP II

T. Rowe Price Blue Chip Growth II (TRBCG2)

T. Rowe Price Equity Income II (TREI2)

T. Rowe Price Health Sciences II (TRHS2)

T. Rowe Price Limited-Term Bond II (TRLT2)

TIMOTHY PLAN VARIABLE SERIES

Timothy Plan Strategic Growth VS (TPVSGP)

VANECK VIP

VanEck VIP Global Gold Class S (VVGGS)

VanEck Emerging Markets Bond (VWBF) (1)

VanEck VIP Emerging Markets (VWEM)

VanEck VIP Global Hard Assets Initial Cl (VWHA)

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Balanced (VVB)

Vanguard VIF Capital Growth (VVCG)

Vanguard VIF Diversified Value (VVDV)

Vanguard VIF Equity Income (VVEI)

Vanguard VIF Equity Index (VVEIX)

Vanguard VIF Growth (VVG)

Vanguard VIF Total Bond Market Index (VVHGB)

Vanguard VIF High Yield Bond (VVHYB)

Vanguard VIF International (VVI)

Vanguard VIF Mid-Cap Index (VVMCI)

Vanguard VIF REIT Index (VVREI)

Vanguard VIF Small Company Growth (VVSCG)

Vanguard VIF Short-Term Investment Grade (VVSTC)

Vanguard VIF Total Stock Market Index (VVTSM)

VIRTUS VAR INSURANCE TRUST

Virtus Duff & Phelps Real Estate Securities Class A (VRVDRA)

Virtus Newfleet Multi-Sector Intermediate Bond Class A (VRVNMA)

WELLS FARGO VARIABLE TRUST

Wells Fargo VT Discovery (SVDF)

WESTCHESTER CAPITAL MGMT

Westchester Merger Fund VL (MGRFV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from February 7, 2020 (inception) to December 31, 2020.

GUGGENHEIM VARIABLE TRUST

Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from April 7, 2020 (inception) to December 31, 2020.

GUGGENHEIM VARIABLE TRUST

Guggenheim Rydex Basic Materials (RBMF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from April 6, 2020 (inception) to December 31, 2020.

GUGGENHEIM VARIABLE TRUST

Guggenheim Rydex High Yield Strategy (RHYS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from March 27, 2020 (inception) to December 31, 2020.

INVESCO V. I.

Invesco V.I. Comstock I (ACC1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from December 30, 2020 (inception) to December 31, 2020.

NATIONWIDE VARIABLE INSURANCE

Nationwide NVIT AQR Large Cap Defensive Style Class 1 (TRF) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from February 24, 2020 (inception) to December 31, 2020.

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts TOPS Managed Risk Balanced ETF – Class 2 (NOTB2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from March 10, 2020 (inception) to December 31, 2020.

PROFUNDS VP

ProFunds VP Oil & Gas (PROOG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 19, 2020 (inception) to December 31, 2020.

VIRTUS VAR INSURANCE TRUST

Virtus SGA International Class A (VRVDIA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 23, 2020 (inception) to December 31, 2020.

NATIONWIDE VARIABLE INSURANCE

NVIT Investor Destinations Capital Appreciation Class P (NVDCAP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 1, 2020 (inception) to December 31, 2020.

MFS VARIABLE INSURANCE TRUST

MFS VIT New Discovery Series – Service (MNDSC)

NATIONWIDE VARIABLE INSURANCE

NVIT iShares ETF Fixed Income Fund Y (NVFIY)

PUTNAM VARIABLE TRUST

Putnam VT Sustainable Leaders Class IB (PVNOB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 1, 2019 (inception) to December 31, 2019.

NATIONWIDE VARIABLE INSURANCE

NVIT Government Money Market (SAMY)

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Conservative Allocation (VVCA)

Vanguard VIF Global Bond Index (VVGBI)

Vanguard VIF Total International Stock Market Index (VVTISI)

Statement of operations for the period from January 1, 2020 to April 30, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 30, 2020 (liquidation) and the year ended December 31, 2019.

BNY MELLON FUNDS

BNY Mellon Variable Investment Fund – International Value Portfolio: Initial Shares (DVIV)

Statement of operations for the period from January 1, 2020 to April 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 23, 2020 (liquidation) and the year ended December 31, 2019.

COLUMBIA VARIABLE PORTFOLIO

Columbia Funds Variable Insurance Trust – CTIVP – AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to July 31, 2019 (liquidation).

LORD ABBETT SERIES FUND, INC.

Lord Abbett International Opportunities (LOIOVC)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation).

NEUBERGER BERMAN ADV MGT TRUST

Neuberger Berman Advisers Management Trust – Large Cap Value Portfolio: Class I (AMTP)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 26, 2019 (liquidation).

INVESCO V. I.

Invesco Oppenheimer V.I. Global Multi-Alternatives – Cl 2 (OVGMAS)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to March 6, 2019 (liquidation).

TORTOISE VARIABLE INSURANCE PORTFOLIO

Tortoise VIP MLP & Pipeline Class II (TTVMP2)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to February 27, 2019 (liquidation).

JANUS ASPEN SERIES

Janus Henderson Global Unconstrained Bond – Serv (JGUBSV)

Statement of operations for the period from January 1, 2020 to October 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 23, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE VARIABLE INSURANCE

Nationwide Variable Insurance Trust – NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)

Statement of operations for the period from January 1, 2020 to June 1, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to June 1, 2020 (liquidation) and the year ended December 31, 2019.

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset All Authority – Admin (PVAAAD)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020 and the related statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

GUGGENHEIM VARIABLE TRUST

Guggenheim Rydex Financial Services (RFSF)

Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)

Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)

Guggenheim Rydex Telecommunications (RTEL)

Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)

Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)

INVESCO V. I.

Invesco V.I. Core Equity I (AVGI)

NEUBERGER BERMAN ADV MGT TRUST

Neuberger Berman AMT Sustainable Equity Class I (AMSRS)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT International Bond (Unhedged) – Admin (PMVFBA)

PIMCO VIT Global Managed Allocation Adm (PVGMAA) (1)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
APTGBS	20,791	$548,946	$553,674	$4	$553,678	$-	$553,678	$553,678	$-	$553,678
ALCAI2	5,337	467,717	533,479	14	533,493	-	533,493	533,493	-	533,493
ALCGI2	9,594	942,472	896,204	8	896,212	-	896,212	896,212	-	896,212
ALMGI2	14,742	437,847	490,010	-	490,010	9	490,001	490,001	-	490,001
ALVGIA	6,542	195,567	189,511	-	189,511	3	189,508	189,508	-	189,508
ALVIVB	3,345	46,572	47,962	2	47,964	-	47,964	47,964	-	47,964
ALVSVB	13,065	198,199	224,580	9	224,589	-	224,589	224,589	-	224,589
AAEIP3	23,450	152,735	153,125	2	153,127	-	153,127	153,127	-	153,127
AAGEA2	1,716	20,238	22,276	5	22,281	-	22,281	22,281	-	22,281
ABEAA2	36,903	391,390	414,787	8	414,795	-	414,795	414,795	-	414,795
ACEAA2	2,595	30,255	30,080	-	30,080	4	30,076	30,076	-	30,076
AGEAA2	26,792	304,134	307,040	-	307,040	3	307,037	307,037	-	307,037
AUGEA2	15,271	160,597	168,287	1	168,288	-	168,288	168,288	-	168,288
ACVB	97,053	727,294	847,275	-	847,275	7	847,268	847,268	-	847,268
ACVI	39,627	456,613	558,734	12	558,746	-	558,746	558,746	-	558,746
ACVIG	75,771	740,304	778,922	-	778,922	14	778,908	778,908	-	778,908
ACVIP2	17,536	186,644	194,480	-	194,480	5	194,475	194,475	-	194,475
ACVU1	7,907	204,492	217,275	-	217,275	22	217,253	217,253	-	217,253
AMVAA4	42,855	978,897	1,116,812	6	1,116,818	-	1,116,818	1,116,818	-	1,116,818
AMVBC4	7,319	96,019	102,905	3	102,908	-	102,908	102,908	-	102,908
AMVBD4	34,349	376,743	401,544	1	401,545	-	401,545	401,545	-	401,545
AMVCB4	24,330	245,842	263,978	-	263,978	1	263,977	263,977	-	263,977
AMVGB4	14,802	169,244	188,132	5	188,137	-	188,137	188,137	-	188,137
AMVGG4	647	22,405	26,191	3	26,194	-	26,194	26,194	-	26,194
AMVGI4	10,001	460,726	539,931	5	539,936	-	539,936	539,936	-	539,936
AMVGR4	8,611	685,516	1,009,596	14	1,009,610	-	1,009,610	1,009,610	-	1,009,610
AMVGS4	1,176	28,308	37,243	-	37,243	4	37,239	37,239	-	37,239
AMVGW4	827	9,842	13,520	2	13,522	-	13,522	13,522	-	13,522
AMVHI4	17,217	181,383	181,468	-	181,468	6	181,462	181,462	-	181,462
AMVI4	25,275	504,566	587,651	-	587,651	1	587,650	587,650	-	587,650
AMVIG4	612	9,966	11,520	4	11,524	-	11,524	11,524	-	11,524
AMVM4	3,290	34,114	36,095	3	36,098	-	36,098	36,098	-	36,098
AMVNW4	45,325	1,121,992	1,406,883	4	1,406,887	-	1,406,887	1,406,887	-	1,406,887
AMVUA4	35,725	464,431	460,137	-	460,137	3	460,134	460,134	-	460,134
AVPAP2	24,158	307,923	324,926	-	324,926	3	324,923	324,923	-	324,923
See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AVRBP2	5,766	69,082	64,468	-	64,468	2	64,466	64,466	-	64,466
PIVB2	58,536	651,312	690,719	-	690,719	10	690,709	690,709	-	690,709
PIVEI2	2,127	41,279	33,580	-	33,580	-	33,580	33,580	-	33,580
PIVMV2	348	6,037	6,181	-	6,181	2	6,179	6,179	-	6,179
PIVSI2	8,209	81,508	87,590	-	87,590	11	87,579	87,579	-	87,579
BRVED3	18,405	203,883	214,414	-	214,414	9	214,405	214,405	-	214,405
BRVHY3	143,372	1,055,724	1,082,461	4,416	1,086,877	-	1,086,877	1,086,877	-	1,086,877
BRVTR3	80,249	982,919	982,243	1,437	983,680	-	983,680	983,680	-	983,680
BRVUG3	54,332	562,231	585,703	505	586,208	-	586,208	586,208	-	586,208
BVLCC3	1,713	47,376	50,678	-	50,678	2	50,676	50,676	-	50,676
BVLFG3	5,976	124,351	126,096	23	126,119	-	126,119	126,119	-	126,119
MLVGA3	51,919	739,367	845,755	-	845,755	1	845,754	845,754	-	845,754
DSIF	3,214	182,947	206,587	3	206,590	-	206,590	206,590	-	206,590
DSRG	1,269	48,580	59,969	-	59,969	14	59,955	59,955	-	59,955
DVSCS	63,601	1,093,146	1,212,236	-	1,212,236	16	1,212,220	1,212,220	-	1,212,220
CVSBF	29,783	68,838	75,053	-	75,053	3	75,050	75,050	-	75,050
CLVGT2	20,784	396,504	587,349	-	587,349	7	587,342	587,342	-	587,342
CLVLV1	9,467	233,078	280,512	-	280,512	3	280,509	280,509	-	280,509
CLVSI2	99,160	401,679	432,338	-	432,338	2	432,336	432,336	-	432,336
CLVSV1	6,507	102,570	177,779	-	177,779	5	177,774	177,774	-	177,774
CSCRS	6,876	26,381	23,242	2	23,244	-	23,244	23,244	-	23,244
DWVSVS	9,171	317,904	311,643	-	311,643	5	311,638	311,638	-	311,638
DFVEA	120,830	1,246,847	1,558,706	-	1,558,706	2	1,558,704	1,558,704	-	1,558,704
DFVGB	133,915	1,428,865	1,423,512	4	1,423,516	-	1,423,516	1,423,516	-	1,423,516
DFVGMI	162,755	1,993,723	2,358,314	4	2,358,318	-	2,358,318	2,358,318	-	2,358,318
DFVIS	115,877	1,393,778	1,530,740	-	1,530,740	2	1,530,738	1,530,738	-	1,530,738
DFVIV	296,460	3,433,158	3,492,299	5	3,492,304	-	3,492,304	3,492,304	-	3,492,304
DFVSTF	238,680	2,448,519	2,434,537	-	2,434,537	3	2,434,534	2,434,534	-	2,434,534
DFVULV	132,651	3,184,840	3,517,915	6	3,517,921	-	3,517,921	3,517,921	-	3,517,921
DFVUTV	108,514	1,627,424	1,997,739	-	1,997,739	5	1,997,734	1,997,734	-	1,997,734
ETVFR	53,985	487,490	487,487	4	487,491	-	487,491	487,491	-	487,491
FHIB	66,225	402,542	424,505	6	424,511	-	424,511	424,511	-	424,511
FVK2S	37,437	722,545	885,387	4	885,391	-	885,391	885,391	-	885,391
FVU2	35,851	360,108	397,592	-	397,592	1	397,591	397,591	-	397,591
FB2	52,789	1,144,165	1,195,145	-	1,195,145	4	1,195,141	1,195,141	-	1,195,141

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FC2	65,154	2,885,122	3,044,649	-	3,044,649	-	3,044,649	3,044,649	-	3,044,649
FDSCS2	5,691	79,883	98,447	15	98,462	-	98,462	98,462	-	98,462
FG2	12,560	1,048,145	1,263,256	20	1,263,276	-	1,263,276	1,263,276	-	1,263,276
FGI2	3,176	65,155	68,992	-	68,992	13	68,979	68,979	-	68,979
FGO2	35,525	2,356,250	2,703,071	-	2,703,071	2	2,703,069	2,703,069	-	2,703,069
FHI2	76,796	387,819	390,891	-	390,891	-	390,891	390,891	-	390,891
FIGBP2	154,306	2,016,546	2,117,077	1	2,117,078	-	2,117,078	2,117,078	-	2,117,078
FMC2	4,495	152,643	167,629	5	167,634	-	167,634	167,634	-	167,634
FO2	9,175	189,929	240,833	-	240,833	5	240,828	240,828	-	240,828
FRESS2	2,011	35,006	34,411	-	34,411	4	34,407	34,407	-	34,407
FV2	19,496	199,792	306,083	8	306,091	-	306,091	306,091	-	306,091
FVFI2	11,189	138,220	141,879	-	141,879	2	141,877	141,877	-	141,877
FVICA2	18,766	361,531	428,055	-	428,055	4	428,051	428,051	-	428,051
FVSIS2	28,634	322,999	334,449	7	334,456	-	334,456	334,456	-	334,456
FEOVF	5,290	132,884	135,327	-	135,327	11	135,316	135,316	-	135,316
FTVGI2	47,577	769,281	657,518	-	657,518	4	657,514	657,514	-	657,514
FTVGR2	527	8,508	7,495	2	7,497	-	7,497	7,497	-	7,497
FTVIS2	8,767	138,368	131,850	-	131,850	4	131,846	131,846	-	131,846
FTVMS2	706	13,071	11,712	-	11,712	7	11,705	11,705	-	11,705
FTVRD2	6,453	163,651	188,046	-	188,046	2	188,044	188,044	-	188,044
FTVSI2	42,076	443,128	435,903	-	435,903	-	435,903	435,903	-	435,903
FTVUG2	3,703	45,412	44,736	3	44,739	-	44,739	44,739	-	44,739
GVMSA	6,331	59,053	59,640	-	59,640	1	59,639	59,639	-	59,639
GVFRB	87,188	2,112,541	2,128,263	-	2,128,263	3	2,128,260	2,128,260	-	2,128,260
GVTRBE	114,044	1,896,840	2,064,197	-	2,064,197	5	2,064,192	2,064,192	-	2,064,192
RBF	672	68,171	71,845	-	71,845	20	71,825	71,825	-	71,825
RBKF	165	14,375	14,486	-	14,486	4	14,482	14,482	-	14,482
RELF	1,839	214,302	298,518	-	298,518	8	298,510	298,510	-	298,510
RENF	3	266	341	-	341	-	341	341	-	341
RESF	45	12,095	8,392	1	8,393	-	8,393	8,393	-	8,393
RHCF	866	70,155	74,837	10	74,847	-	74,847	74,847	-	74,847
RHYS	2,030	157,529	163,395	-	163,395	1	163,394	163,394	-	163,394
RJNF	125	8,355	8,378	1	8,379	-	8,379	8,379	-	8,379
RLF	137	13,554	16,816	-	16,816	5	16,811	16,811	-	16,811
RNF	1,369	184,669	198,146	14	198,160	-	198,160	198,160	-	198,160

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ROF	9,568	553,155	600,869	16	600,885	-	600,885	600,885	-	600,885
RPMF	3,892	183,562	183,927	-	183,927	-	183,927	183,927	-	183,927
RREF	1,112	48,612	42,592	-	42,592	10	42,582	42,582	-	42,582
RRF	110	12,415	14,167	17	14,184	-	14,184	14,184	-	14,184
RTEC	3,381	469,683	622,074	14	622,088	-	622,088	622,088	-	622,088
RTRF	553	52,582	60,441	-	60,441	10	60,431	60,431	-	60,431
RVARS	2,399	58,352	61,445	-	61,445	2	61,443	61,443	-	61,443
RVF	9,563	1,161,548	1,353,195	-	1,353,195	23	1,353,172	1,353,172	-	1,353,172
RVLCG	1,343	68,327	74,115	16	74,131	-	74,131	74,131	-	74,131
RVLCV	2,739	117,685	128,052	-	128,052	11	128,041	128,041	-	128,041
RVMCV	13,027	503,969	563,152	-	563,152	14	563,138	563,138	-	563,138
RVMFU	4,943	80,782	80,619	4	80,623	-	80,623	80,623	-	80,623
RVSCG	4,038	204,062	245,478	11	245,489	-	245,489	245,489	-	245,489
RVSCV	4,285	228,256	255,850	-	255,850	3	255,847	255,847	-	255,847
SBLQ	536	22,604	20,006	7	20,013	-	20,013	20,013	-	20,013
SBLY	2,413	44,128	62,237	-	62,237	14	62,223	62,223	-	62,223
ACC1	19,980	254,931	322,272	-	322,272	7	322,265	322,265	-	322,265
AVIE	2,644	95,940	112,416	-	112,416	7	112,409	112,409	-	112,409
IVBRA2	36,542	382,391	376,018	-	376,018	7	376,011	376,011	-	376,011
IVCPBI	146,027	968,319	1,011,964	2	1,011,966	-	1,011,966	1,011,966	-	1,011,966
IVDDI	7,508	191,253	193,104	7	193,111	-	193,111	193,111	-	193,111
IVGMMI	4,585,263	4,585,258	4,585,263	-	4,585,263	1	4,585,262	4,585,262	-	4,585,262
IVGS1	324	3,774	3,903	-	3,903	5	3,898	3,898	-	3,898
IVHS	2,997	77,269	100,953	18	100,971	-	100,971	100,971	-	100,971
IVKEI1	44,616	785,797	799,962	-	799,962	2	799,960	799,960	-	799,960
IVMCC2	2,185	24,041	22,377	-	22,377	14	22,363	22,363	-	22,363
IVRE	18,064	302,692	265,366	7	265,373	-	265,373	265,373	-	265,373
IVT	12,092	369,875	441,977	27	442,004	-	442,004	442,004	-	442,004
OVGSS	4,134	144,899	212,311	-	212,311	9	212,302	212,302	-	212,302
OVIGS	42,662	104,263	129,691	-	129,691	11	129,680	129,680	-	129,680
OVSBS	26,893	134,052	134,465	3	134,468	-	134,468	134,468	-	134,468
OVTRBS	15,996	126,290	132,926	3	132,929	-	132,929	132,929	-	132,929
WRBDP	248,243	1,440,018	1,502,295	-	1,502,295	1	1,502,294	1,502,294	-	1,502,294
WRBP	13,326	107,601	116,065	-	116,065	2	116,063	116,063	-	116,063
WRENG	654	1,606	1,622	-	1,622	2	1,620	1,620	-	1,620

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
WRGBP	42,498	214,667	223,450	-	223,450	3	223,447	223,447	-	223,447
WRGNR	14,678	69,420	48,443	-	48,443	-	48,443	48,443	-	48,443
WRHIP	135,798	455,262	461,063	-	461,063	1	461,062	461,062	-	461,062
WRLTBP	6,663	32,642	33,378	5	33,383	-	33,383	33,383	-	33,383
WRMCG	5,144	79,134	89,938	-	89,938	3	89,935	89,935	-	89,935
WRSTP	10,239	303,157	367,309	-	367,309	22	367,287	367,287	-	367,287
WRVP	5,363	32,308	34,317	-	34,317	1	34,316	34,316	-	34,316
JABIN	60,546	2,375,878	2,638,608	-	2,638,608	12	2,638,596	2,638,596	-	2,638,596
JAEI	9,167	710,118	863,653	22	863,675	-	863,675	863,675	-	863,675
JAFBS	15,044	196,285	210,313	-	210,313	1	210,312	210,312	-	210,312
JAFRIN	25,014	1,043,060	1,425,789	-	1,425,789	10	1,425,779	1,425,779	-	1,425,779
JAGRIN	1,218	67,455	77,497	8	77,505	-	77,505	77,505	-	77,505
JAIG	2,143	75,088	81,901	6	81,907	-	81,907	81,907	-	81,907
JARIN	1,185	42,543	58,492	17	58,509	-	58,509	58,509	-	58,509
JIULVV	31,812	597,069	582,162	7	582,169	-	582,169	582,169	-	582,169
JMCVIN	18,281	279,615	293,235	-	293,235	7	293,228	293,228	-	293,228
JHEVTN	64,214	565,563	620,311	-	620,311	6	620,305	620,305	-	620,305
JPIGA2	28,128	476,505	554,967	-	554,967	4	554,963	554,963	-	554,963
JPIIB2	24,048	252,881	271,498	4	271,502	-	271,502	271,502	-	271,502
LZREMS	12,746	255,589	269,330	-	269,330	5	269,325	269,325	-	269,325
LZRIES	21,624	207,380	229,649	-	229,649	1	229,648	229,648	-	229,648
LZRUSM	11,266	172,670	183,297	15	183,312	-	183,312	183,312	-	183,312
LPVCAI	787	21,743	23,655	-	23,655	3	23,652	23,652	-	23,652
LPVCII	12,736	214,929	281,465	12	281,477	-	281,477	281,477	-	281,477
LPVQD2	1,246	16,236	15,301	-	15,301	1	15,300	15,300	-	15,300
LVCLGI	17,724	480,567	668,560	3	668,563	-	668,563	668,563	-	668,563
SBVSG2	39,489	1,125,229	1,360,783	-	1,360,783	14	1,360,769	1,360,769	-	1,360,769
SBVHY	10,269	74,502	76,302	-	76,302	4	76,298	76,298	-	76,298
LOVBD	223,807	2,792,766	2,795,344	-	2,795,344	5	2,795,339	2,795,339	-	2,795,339
LOVCDG	22,071	356,478	395,742	-	395,742	3	395,739	395,739	-	395,739
MNCPS	68,517	1,161,340	1,232,926	5	1,232,931	-	1,232,931	1,232,931	-	1,232,931
MEGSS	5,995	353,292	421,056	-	421,056	5	421,051	421,051	-	421,051
MNDSC	2,673	58,234	63,113	4	63,117	-	63,117	63,117	-	63,117
MVFSC	18,453	359,500	368,313	6	368,319	-	368,319	368,319	-	368,319
DTRTFY	153,765	1,557,609	1,566,865	-	1,566,865	-	1,566,865	1,566,865	-	1,566,865

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
GVEXD	160,649	3,300,358	3,598,531	-	3,598,531	3	3,598,528	3,598,528	-	3,598,528
GVIXY	169,815	1,624,610	1,771,166	5	1,771,171	-	1,771,171	1,771,171	-	1,771,171
MCIFD	32,721	732,802	751,610	8	751,618	-	751,618	751,618	-	751,618
NVBXD	29,005	305,616	324,857	-	324,857	2	324,855	324,855	-	324,855
NVMMV1	28,024	281,354	216,624	1	216,625	-	216,625	216,625	-	216,625
NVSIXD	167,867	1,318,282	1,554,451	-	1,554,451	5	1,554,446	1,554,446	-	1,554,446
SAMY	7,853,013	7,853,012	7,853,013	-	7,853,013	6	7,853,007	7,853,007	-	7,853,007
TRF	174	4,058	4,089	-	4,089	7	4,082	4,082	-	4,082
AMCG	11,730	308,138	466,837	7	466,844	-	466,844	466,844	-	466,844
AMRI	3,789	62,152	58,343	-	58,343	2	58,341	58,341	-	58,341
AMTB	6,584	67,848	70,314	5	70,319	-	70,319	70,319	-	70,319
NBARMS	3,295	32,222	33,970	3	33,973	-	33,973	33,973	-	33,973
NO7TB3	20,550	240,342	256,670	4	256,674	-	256,674	256,674	-	256,674
NOTB2	17,890	204,709	211,102	-	211,102	6	211,096	211,096	-	211,096
NOTBBA	881	9,342	8,041	-	8,041	2	8,039	8,039	-	8,039
NOVPDI	519	8,930	6,756	5	6,761	-	6,761	6,761	-	6,761
NOVPM	240	6,727	6,087	11	6,098	-	6,098	6,098	-	6,098
PMUBAM	1,666	17,012	17,639	-	17,639	4	17,635	17,635	-	17,635
PMVAAA	3,785	36,414	41,905	-	41,905	-	41,905	41,905	-	41,905
PMVEBA	24,576	320,020	330,306	-	330,306	-	330,306	330,306	-	330,306
PMVFHA	49,178	544,280	552,764	-	552,764	10	552,754	552,754	-	552,754
PMVGBA	11,669	131,499	142,242	1	142,243	-	142,243	142,243	-	142,243
PMVHYA	50,871	400,071	407,480	4	407,484	-	407,484	407,484	-	407,484
PMVID	351,406	3,752,534	3,868,984	4	3,868,988	-	3,868,988	3,868,988	-	3,868,988
PMVLDA	140,247	1,431,310	1,455,767	-	1,455,767	-	1,455,767	1,455,767	-	1,455,767
PMVLGA	34,397	532,611	508,047	1	508,048	-	508,048	508,048	-	508,048
PMVRRA	98,200	1,337,646	1,366,949	-	1,366,949	-	1,366,949	1,366,949	-	1,366,949
PMVRSA	3,930	24,806	23,775	4	23,779	-	23,779	23,779	-	23,779
PMVTRA	399,363	4,515,923	4,628,615	-	4,628,615	1	4,628,614	4,628,614	-	4,628,614
PVSTA	97,393	1,005,772	1,014,830	-	1,014,830	6	1,014,824	1,014,824	-	1,014,824
PROA30	266	17,815	20,172	-	20,172	2	20,170	20,170	-	20,170
PROBIO	476	39,990	39,065	-	39,065	3	39,062	39,062	-	39,062
PROCS	1,328	100,546	101,152	-	101,152	9	101,143	101,143	-	101,143
PROEM	504	16,204	18,477	4	18,481	-	18,481	18,481	-	18,481
PROGMM	434	434	434	2	436	-	436	436	-	436

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PROHC	249	18,685	18,754	18	18,772	-	18,772	18,772	-	18,772
PROIND	275	20,084	24,967	-	24,967	13	24,954	24,954	-	24,954
PROJP	498	27,247	31,680	-	31,680	9	31,671	31,671	-	31,671
PROLCG	7,520	543,829	580,751	-	580,751	4	580,747	580,747	-	580,747
PROMC	3,599	65,219	65,319	5	65,324	-	65,324	65,324	-	65,324
PROMCV	2,676	108,229	105,325	-	105,325	9	105,316	105,316	-	105,316
PRON	2,525	158,559	178,615	-	178,615	21	178,594	178,594	-	178,594
PRONET	6,296	334,432	368,608	25	368,633	-	368,633	368,633	-	368,633
PROPM	1,155	40,693	35,676	3	35,679	-	35,679	35,679	-	35,679
PROSC	1,194	36,970	47,561	-	47,561	13	47,548	47,548	-	47,548
PROSCG	496	16,286	18,121	7	18,128	-	18,128	18,128	-	18,128
PROSCN	1,742	94,588	143,786	3	143,789	-	143,789	143,789	-	143,789
PROSCV	382	15,985	16,196	8	16,204	-	16,204	16,204	-	16,204
PROUTL	514	24,230	19,191	-	19,191	7	19,184	19,184	-	19,184
PVDIB	6,905	41,059	39,428	1	39,429	-	39,429	39,429	-	39,429
PVEIB	27,237	644,185	694,819	1	694,820	-	694,820	694,820	-	694,820
PVHYB	17,133	105,540	106,739	-	106,739	8	106,731	106,731	-	106,731
PVIB	50,304	574,005	576,488	5	576,493	-	576,493	576,493	-	576,493
PVNOB	75	3,079	3,323	5	3,328	-	3,328	3,328	-	3,328
RWMVN	875	8,983	8,946	5	8,951	-	8,951	8,951	-	8,951
ROCMC	12,642	130,395	150,565	-	150,565	11	150,554	150,554	-	150,554
ROCSC	13,422	109,042	99,460	5	99,465	-	99,465	99,465	-	99,465
TRBCG2	74,869	2,797,952	3,629,670	-	3,629,670	16	3,629,654	3,629,654	-	3,629,654
TREI2	3,598	89,823	93,916	10	93,926	-	93,926	93,926	-	93,926
TRHS2	16,116	772,905	934,105	37	934,142	-	934,142	934,142	-	934,142
TRLT2	72,410	350,817	360,604	7	360,611	-	360,611	360,611	-	360,611
TPVSGP	1,495	16,705	17,867	4	17,871	-	17,871	17,871	-	17,871
VVGGS	2,634	33,719	30,769	3	30,772	-	30,772	30,772	-	30,772
VWBF	867	7,420	7,654	4	7,658	-	7,658	7,658	-	7,658
VWEM	34,463	499,407	582,077	-	582,077	11	582,066	582,066	-	582,066
VWHA	3,450	67,692	77,558	4	77,562	-	77,562	77,562	-	77,562
VVB	174,917	4,021,998	4,491,862	4	4,491,866	-	4,491,866	4,491,866	-	4,491,866
VVCA	18,438	476,258	523,651	1	523,652	-	523,652	523,652	-	523,652
VVCG	36,506	1,262,295	1,650,455	-	1,650,455	9	1,650,446	1,650,446	-	1,650,446
VVDV	73,700	813,914	1,012,631	-	1,012,631	1	1,012,630	1,012,630	-	1,012,630

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
VVEI	105,995	2,335,126	2,445,301	6	2,445,307	-	2,445,307	2,445,307	-	2,445,307
VVEIX	105,863	4,405,900	5,691,191	5	5,691,196	-	5,691,196	5,691,196	-	5,691,196
VVG	83,564	2,203,316	3,003,287	4	3,003,291	-	3,003,291	3,003,291	-	3,003,291
VVGBI	9,278	201,282	207,836	3	207,839	-	207,839	207,839	-	207,839
VVHGB	889,879	10,760,574	11,399,349	6	11,399,355	-	11,399,355	11,399,355	-	11,399,355
VVHYB	193,502	1,491,049	1,571,232	-	1,571,232	3	1,571,229	1,571,229	-	1,571,229
VVI	171,153	4,783,166	7,457,143	-	7,457,143	-	7,457,143	7,457,143	-	7,457,143
VVMCI	99,736	2,210,316	2,570,193	1	2,570,194	-	2,570,194	2,570,194	-	2,570,194
VVREI	105,336	1,294,941	1,309,331	-	1,309,331	3	1,309,328	1,309,328	-	1,309,328
VVSCG	27,463	594,582	672,569	-	672,569	6	672,563	672,563	-	672,563
VVSTC	726,060	7,807,065	8,073,786	-	8,073,786	4	8,073,782	8,073,782	-	8,073,782
VVTISI	51,685	1,014,671	1,187,713	-	1,187,713	5	1,187,708	1,187,708	-	1,187,708
VVTSM	193,402	7,565,841	9,391,592	8	9,391,600	-	9,391,600	9,391,600	-	9,391,600
VRVDRA	6,500	122,919	115,122	4	115,126	-	115,126	115,126	-	115,126
VRVNMA	52,477	488,570	502,202	5	502,207	-	502,207	502,207	-	502,207
SVDF	6,398	220,434	311,760	-	311,760	37	311,723	311,723	-	311,723
MGRFV	37,767	436,950	461,137	-	461,137	4	461,133	461,133	-	461,133

Total (unaudited)			$199,806,409	$7,163	$199,813,572	$827	$199,812,745	$199,812,745	$-	$199,812,745

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	APTGBS	ALCAI2	ALCGI2	ALMGI2	ALVGIA	ALVIVB	ALVSVB
Reinvested dividends	$2,887,546	27,076	-	1,207	-	2,633	640	970
Mortality and expense risk charges (note 2)	(178,674)	-	-	-	-	-	-	-

Net investment income (loss)	2,708,872	27,076	-	1,207	-	2,633	640	970

Realized gain (loss) on investments	1,293,693	49,957	15,045	350,618	39,139	(588)	(107,453)	(23,105)
Change in unrealized gain (loss) on investments	14,418,204	2,695	66,933	(47,331)	52,164	(6,756)	43,087	47,189

Net gain (loss) on investments	15,711,897	52,652	81,978	303,287	91,303	(7,344)	(64,366)	24,084

Reinvested capital gains	3,467,867	251	68,095	107,870	51,778	8,905	-	5,973

Net increase (decrease) in contract owners’ equity resulting from operations	$21,888,636	79,979	150,073	412,364	143,081	4,194	(63,726)	31,027

Investment Activity:	AAEIP3	AAGEA2	ABEAA2	ACEAA2	AGEAA2	ARLPE3	AUGEA2	ACVB
Reinvested dividends	$4,338	362	10,038	5,938	5,626	-	3,323	9,561
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	4,338	362	10,038	5,938	5,626	-	3,323	9,561

Realized gain (loss) on investments	(81,797)	(10)	(4,659)	3,789	(55)	61	923	11,584
Change in unrealized gain (loss) on investments	2,926	1,244	43,309	(518)	14,122	(113)	8,646	58,306

Net gain (loss) on investments	(78,871)	1,234	38,650	3,271	14,067	(52)	9,569	69,890

Reinvested capital gains	-	401	6,427	1,900	8,049	-	1,866	22,971

Net increase (decrease) in contract owners’ equity resulting from operations	$(74,533)	1,997	55,115	11,109	27,742	(52)	14,758	102,422

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	ACVI	ACVIG	ACVIP2	ACVU1	ACVV	AMVAA4	AMVBC4	AMVBD4
Reinvested dividends	$3,370	5,579	2,911	-	2	14,922	1,633	7,283
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	3,370	5,579	2,911	-	2	14,922	1,633	7,283

Realized gain (loss) on investments	(12,275)	(2,038)	12,854	1,552	(251)	1,691	(11,203)	3,142
Change in unrealized gain (loss) on investments	120,175	33,021	3,260	11,372	(283)	108,249	7,952	14,511

Net gain (loss) on investments	107,900	30,983	16,114	12,924	(534)	109,940	(3,251)	17,653

Reinvested capital gains	10,164	7,920	-	1,045	64	4,769	1,722	3,135

Net increase (decrease) in contract owners’ equity resulting from operations	$121,434	44,482	19,025	13,969	(468)	129,631	104	28,071

Investment Activity:	AMVCB4	AMVGB4	AMVGG4	AMVGI4	AMVGR4	AMVGS4	AMVGW4	AMVHI4
Reinvested dividends	$6,474	1,861	38	5,655	1,604	46	130	17,235
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	6,474	1,861	38	5,655	1,604	46	130	17,235

Realized gain (loss) on investments	8	164	4,645	340	21,402	959	2	27,452
Change in unrealized gain (loss) on investments	3,838	11,339	1,172	39,824	297,338	6,870	3,678	2,084

Net gain (loss) on investments	3,846	11,503	5,817	40,164	318,740	7,829	3,680	29,536

Reinvested capital gains	-	3,013	688	13,080	18,668	2,229	301	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,320	16,377	6,543	58,899	339,012	10,104	4,111	46,771

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	AMVI4	AMVIG4	AMVM4	AMVNW4	AMVUA4	AVPAP2	AVRBP2	PIVB2
Reinvested dividends	$2,194	140	594	310	6,136	5,151	1,557	21,247
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	2,194	140	594	310	6,136	5,151	1,557	21,247

Realized gain (loss) on investments	(67,869)	(357)	3,730	(41,925)	11,833	959	(4,042)	28,790
Change in unrealized gain (loss) on investments	97,217	(825)	1,291	170,488	(6,506)	(1,389)	(3,110)	16,471

Net gain (loss) on investments	29,348	(1,182)	5,021	128,563	5,327	(430)	(7,152)	45,261

Reinvested capital gains	-	-	184	8,681	5,709	13,414	2,856	-

Net increase (decrease) in contract owners’ equity resulting from operations	$31,542	(1,042)	5,799	137,554	17,172	18,135	(2,739)	66,508

Investment Activity:	PIVEI2	PIVMV2	PIVSI2	BRVED3	BRVHY3	BRVTR3	BRVUG3	BVLCC3
Reinvested dividends	$742	52	2,580	4,064	28,111	18,844	11,042	382
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	742	52	2,580	4,064	28,111	18,844	11,042	382

Realized gain (loss) on investments	(1,551)	-	(3,186)	(12,950)	(1,010)	17,597	17,364	-
Change in unrealized gain (loss) on investments	730	(113)	5,230	5,336	15,333	(7,420)	15,421	3,415

Net gain (loss) on investments	(821)	(113)	2,044	(7,614)	14,323	10,177	32,785	3,415

Reinvested capital gains	1,215	175	250	7,125	-	47,945	-	3,902

Net increase (decrease) in contract owners’ equity resulting from operations	$1,136	114	4,874	3,575	42,434	76,966	43,827	7,699

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	BVLFG3	MLVGA3	DSIF	DSRG	DVSCS	CVSBF	CLVGT2	CLVLV1
Reinvested dividends	$-	9,673	3,180	318	13,020	1,031	-	-
Mortality and expense risk charges (note 2)	-	-	(559)	-	-	-	-	-

Net investment income (loss)	-	9,673	2,621	318	13,020	1,031	-	-

Realized gain (loss) on investments	97,716	138	(16,937)	(499)	(125,392)	(40,818)	39,075	-
Change in unrealized gain (loss) on investments	36,037	88,914	15,898	8,995	116,252	(4,820)	97,860	18,549

Net gain (loss) on investments	133,753	89,052	(1,039)	8,496	(9,140)	(45,638)	136,935	18,549

Reinvested capital gains	8,987	46,552	18,009	345	74,137	2,128	37,671	-

Net increase (decrease) in contract owners’ equity resulting from operations	$142,740	145,277	19,591	9,159	78,017	(42,479)	174,606	18,549

Investment Activity:	CLVSI2	CLVSV1	CSCRS	DWVSVS	DFVEA	DFVGB	DFVGMI	DFVIS
Reinvested dividends	$13,796	-	1,163	2,695	24,986	386	24,442	27,737
Mortality and expense risk charges (note 2)	-	-	-	-	(2,525)	(3,394)	(5,095)	(2,948)

Net investment income (loss)	13,796	-	1,163	2,695	22,461	(3,008)	19,347	24,789

Realized gain (loss) on investments	174	(15,723)	(344)	(3,736)	8,976	(9,160)	36,672	(105,258)
Change in unrealized gain (loss) on investments	13,095	75,951	(763)	820	250,416	28,027	152,430	167,668

Net gain (loss) on investments	13,269	60,228	(1,107)	(2,916)	259,392	18,867	189,102	62,410

Reinvested capital gains	-	-	-	15,368	3,789	-	26,435	24,431

Net increase (decrease) in contract owners’ equity resulting from operations	$27,065	60,228	56	15,147	285,642	15,859	234,884	111,630

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	DFVIV	DFVSTF	DFVULV	DFVUTV	ETVFR	FHIB	FVK2S	FVU2
Reinvested dividends	$75,220	14,458	70,486	29,259	25,314	24,593	-	6,457
Mortality and expense risk charges (note 2)	(6,678)	(4,731)	(7,331)	(3,147)	-	-	-	-

Net investment income (loss)	68,542	9,727	63,155	26,112	25,314	24,593	-	6,457

Realized gain (loss) on investments	(120,730)	3,679	(221,875)	(94,435)	(70,845)	121	10,330	1,552
Change in unrealized gain (loss) on investments	101,887	(9,094)	197,000	410,398	3,802	13,573	130,646	8,445

Net gain (loss) on investments	(18,843)	(5,415)	(24,875)	315,963	(67,043)	13,694	140,976	9,997

Reinvested capital gains	-	-	-	-	-	-	65,064	-

Net increase (decrease) in contract owners’ equity resulting from operations	$49,699	4,312	38,280	342,075	(41,729)	38,287	206,040	16,454

Investment Activity:	FB2	FC2	FDSCS2	FEI2	FG2	FGI2	FGO2	FHI2
Reinvested dividends	$6,936	388	582	54	346	323	-	3,631
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	6,936	388	582	54	346	323	-	3,631

Realized gain (loss) on investments	97,547	22,011	(35,029)	(3,532)	232,509	3,419	288,704	(21,148)
Change in unrealized gain (loss) on investments	12,502	141,672	13,798	(2,443)	183,343	3,544	295,340	(343)

Net gain (loss) on investments	110,049	163,683	(21,231)	(5,975)	415,852	6,963	584,044	(21,491)

Reinvested capital gains	7,647	2,649	-	821	84,593	174	57,715	-

Net increase (decrease) in contract owners’ equity resulting from operations	$124,632	166,720	(20,649)	(5,100)	500,791	7,460	641,759	(17,860)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FIGBP2	FMC2	FO2	FRESS2	FV2	FVFI2	FVICA2	FVSIS2
Reinvested dividends	$39,136	543	467	642	2,507	1,462	509	9,834
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	39,136	543	467	642	2,507	1,462	509	9,834

Realized gain (loss) on investments	53,741	(318)	424	(1,887)	(52)	7,274	325	(14,558)
Change in unrealized gain (loss) on investments	79,462	25,474	30,263	(2,312)	106,066	1,007	40,371	19,160

Net gain (loss) on investments	133,203	25,156	30,687	(4,199)	106,014	8,281	40,696	4,602

Reinvested capital gains	709	-	871	1,396	158	2,614	14,494	3,207

Net increase (decrease) in contract owners’ equity resulting from operations	$173,048	25,699	32,025	(2,161)	108,679	12,357	55,699	17,643

Investment Activity:	FEOVF	FTVGI2	FTVGR2	FTVIS2	FTVMS2	FTVRD2	FTVSI2	FTVUG2
Reinvested dividends	$3,417	51,369	343	7,023	299	1,854	15,235	1,320
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	3,417	51,369	343	7,023	299	1,854	15,235	1,320

Realized gain (loss) on investments	(4,155)	(11,351)	(1,192)	(11,516)	(6,124)	(10,121)	(10,645)	42
Change in unrealized gain (loss) on investments	672	(73,520)	(1,202)	(7,043)	232	17,459	7,925	135

Net gain (loss) on investments	(3,483)	(84,871)	(2,394)	(18,559)	(5,892)	7,338	(2,720)	177

Reinvested capital gains	6,042	-	1,102	99	415	7,864	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,976	(33,502)	(949)	(11,437)	(5,178)	17,056	12,515	1,497

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVMSA	GVFRB	GVR2XS	GVTRBE	RAF	RBF	RBKF	RBMF
Reinvested dividends	$1,004	75,896	-	30,062	-	-	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	1,004	75,896	-	30,062	-	-	-	-

Realized gain (loss) on investments	(1)	(34,497)	4,888	27,012	(99,629)	(2,815)	4,749	8,716
Change in unrealized gain (loss) on investments	2,678	20,309	-	164,647	-	(4,772)	(5,325)	-

Net gain (loss) on investments	2,677	(14,188)	4,888	191,659	(99,629)	(7,587)	(576)	8,716

Reinvested capital gains	-	-	-	-	-	4,769	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,681	61,708	4,888	221,721	(99,629)	(2,818)	(576)	8,716

Investment Activity:	RCPF	RELF	RENF	RESF	RHCF	RHYS	RINF	RJNF
Reinvested dividends	$-	-	4	92	-	-	-	52
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	4	92	-	-	-	52

Realized gain (loss) on investments	(12,934)	28,486	224	(4,621)	1,718	(12,451)	18,230	(397)
Change in unrealized gain (loss) on investments	(29,588)	48,304	18	(4,841)	2,789	5,866	-	(13)

Net gain (loss) on investments	(42,522)	76,790	242	(9,462)	4,507	(6,585)	18,230	(410)

Reinvested capital gains	-	2,214	-	-	917	-	951	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(42,522)	79,004	246	(9,370)	5,424	(6,585)	19,181	(358)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	RLF	RNF	ROF	RPMF	RREF	RRF	RSRF	RTEC
Reinvested dividends	$-	1,332	2,720	19,283	1,213	-	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	1,332	2,720	19,283	1,213	-	-	-

Realized gain (loss) on investments	11,293	547	30,053	36,512	(1,272)	(665)	(7,949)	110,416
Change in unrealized gain (loss) on investments	3,262	14,201	15,656	365	(7,881)	1,752	3,867	87,988

Net gain (loss) on investments	14,555	14,748	45,709	36,877	(9,153)	1,087	(4,082)	198,404

Reinvested capital gains	2,252	15,625	108,529	-	1,124	-	-	8,608

Net increase (decrease) in contract owners’ equity resulting from operations	$16,807	31,705	156,958	56,160	(6,816)	1,087	(4,082)	207,012

Investment Activity:	RTF	RTRF	RUF	RUGB	RUTL	RVARS	RVF	RVISC
Reinvested dividends	$-	-	-	219	-	782	2,382	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	219	-	782	2,382	-

Realized gain (loss) on investments	(55,110)	(6,867)	232	(8,875)	(16,274)	2	277,305	(4,321)
Change in unrealized gain (loss) on investments	(33,413)	6,788	-	256	(430)	3,446	40,739	-

Net gain (loss) on investments	(88,523)	(79)	232	(8,619)	(16,704)	3,448	318,044	(4,321)

Reinvested capital gains	-	-	-	-	-	-	171,586	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(88,523)	(79)	232	(8,400)	(16,704)	4,230	492,012	(4,321)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	RVLCG	RVLCV	RVLDD	RVMCV	RVMFU	RVSCG	RVSCV	SBLJ
Reinvested dividends	$-	414	-	-	3,079	-	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	414	-	-	3,079	-	-	-

Realized gain (loss) on investments	11,006	(9,290)	12,443	(65,177)	289	3,691	(39,819)	(1,075)
Change in unrealized gain (loss) on investments	5,169	(595)	-	59,183	(1,861)	41,417	27,595	(1,822)

Net gain (loss) on investments	16,175	(9,885)	12,443	(5,994)	(1,572)	45,108	(12,224)	(2,897)

Reinvested capital gains	12,618	1,593	-	-	451	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$28,793	(7,878)	12,443	(5,994)	1,958	45,108	(12,224)	(2,897)

Investment Activity:	SBLP	SBLQ	SBLY	ACC1	AVHY1	AVIE	IVBRA2	IVCPBI
Reinvested dividends	$-	181	649	5,947	-	2,081	24,012	17,387
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	181	649	5,947	-	2,081	24,012	17,387

Realized gain (loss) on investments	5,140	(6)	3	16,665	24,706	60	(4,090)	2,786
Change in unrealized gain (loss) on investments	4,496	(1,682)	14,222	67,341	-	12,837	(7,633)	36,818

Net gain (loss) on investments	9,636	(1,688)	14,225	84,006	24,706	12,897	(11,723)	39,604

Reinvested capital gains	-	1,307	2,224	6,524	-	2,005	16,041	4,956

Net increase (decrease) in contract owners’ equity resulting from operations	$9,636	(200)	17,098	96,477	24,706	16,983	28,330	61,947

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	IVDDI	IVGMMI	IVGS1	IVHS	IVKEI1	IVMCC2	IVRE	IVT
Reinvested dividends	$6,808	22,064	94	283	17,406	95	12,313	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	6,808	22,064	94	283	17,406	95	12,313	-

Realized gain (loss) on investments	(51,364)	-	4	7	(302)	(19)	(6,864)	443
Change in unrealized gain (loss) on investments	(9,248)	-	137	10,306	43,659	(2,364)	(47,152)	54,920

Net gain (loss) on investments	(60,612)	-	141	10,313	43,357	(2,383)	(54,016)	55,363

Reinvested capital gains	5,662	-	-	2,154	32,064	4,113	6,878	31,622

Net increase (decrease) in contract owners’ equity resulting from operations	$(48,142)	22,064	235	12,750	92,827	1,825	(34,825)	86,985

Investment Activity:	OVGIS	OVGSS	OVIGS	OVSBS	OVTRBS	WRBDP	WRBP	WRENG
Reinvested dividends	$468	779	721	1,126	2,210	21,702	-	25
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	468	779	721	1,126	2,210	21,702	-	25

Realized gain (loss) on investments	(13,834)	(22,201)	(185)	(15)	6,796	54,836	(4,145)	(4,411)
Change in unrealized gain (loss) on investments	-	64,988	25,375	688	(786)	50,403	8,071	16

Net gain (loss) on investments	(13,834)	42,787	25,190	673	6,010	105,239	3,926	(4,395)

Reinvested capital gains	3,959	6,461	1,514	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,407)	50,027	27,425	1,799	8,220	126,941	3,926	(4,370)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WRGBP	WRGNR	WRHIP	WRLTBP	WRMCG	WRSTP	WRVP	JABIN
Reinvested dividends	$7,807	1,017	46,864	776	-	-	602	49,440
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	7,807	1,017	46,864	776	-	-	602	49,440

Realized gain (loss) on investments	2,702	(12)	(24,066)	17	59	4,647	24	(26,029)
Change in unrealized gain (loss) on investments	5,433	(7,610)	5,127	380	10,803	49,519	(1,209)	120,083

Net gain (loss) on investments	8,135	(7,622)	(18,939)	397	10,862	54,166	(1,185)	94,054

Reinvested capital gains	-	-	-	-	246	37,419	1,258	21,342

Net increase (decrease) in contract owners’ equity resulting from operations	$15,942	(6,605)	27,925	1,173	11,108	91,585	675	164,836

Investment Activity:	JAEI	JAFBS	JAFRIN	JAGRIN	JAIG	JARIN	JIULVV	JMCVIN
Reinvested dividends	$806	4,446	8,472	519	379	263	10,502	3,058
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	806	4,446	8,472	519	379	263	10,502	3,058

Realized gain (loss) on investments	29,318	23	9,806	294	1,246	47	(703)	(5,819)
Change in unrealized gain (loss) on investments	26,462	12,259	297,890	8,720	4,453	10,386	(22,737)	6,124

Net gain (loss) on investments	55,780	12,282	307,696	9,014	5,699	10,433	(23,440)	305

Reinvested capital gains	50,343	-	79,779	3,259	-	3,833	34,762	4,810

Net increase (decrease) in contract owners’ equity resulting from operations	$106,929	16,728	395,947	12,792	6,078	14,529	21,824	8,173

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	JHEVTN	JPIGA2	JPIIB2	LZREMS	LZRGDM	LZRIES	LZRUSM	LPVCAI
Reinvested dividends	$12,768	7,948	8,267	5,815	-	3,412	293	166
Mortality and expense risk charges (note 2)	(510)	-	-	-	-	-	-	-

Net investment income (loss)	12,258	7,948	8,267	5,815	-	3,412	293	166

Realized gain (loss) on investments	(38,151)	(4,967)	22,077	(42,707)	(2,525)	(20,246)	(1,363)	(36)
Change in unrealized gain (loss) on investments	39,106	54,466	(17,597)	12,005	(7,048)	19,972	6,923	1,464

Net gain (loss) on investments	955	49,499	4,480	(30,702)	(9,573)	(274)	5,560	1,428

Reinvested capital gains	-	4,260	-	-	-	5,000	11,204	1,955

Net increase (decrease) in contract owners’ equity resulting from operations	$13,213	61,707	12,747	(24,887)	(9,573)	8,138	17,057	3,549

Investment Activity:	LPVCII	LPVQD2	LVCLGI	SBVSG2	SBVHY	LOVBD	LOVCDG	MNCPS
Reinvested dividends	$3,633	254	97	-	2,979	101,486	3,489	3,706
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	3,633	254	97	-	2,979	101,486	3,489	3,706

Realized gain (loss) on investments	131	(12)	688	(35,093)	36,152	38,739	-	227,416
Change in unrealized gain (loss) on investments	66,535	(1,647)	161,126	252,428	2,041	16,485	41,239	89,580

Net gain (loss) on investments	66,666	(1,659)	161,814	217,335	38,193	55,224	41,239	316,996

Reinvested capital gains	2,248	-	23,977	89,492	-	-	6,507	8,751

Net increase (decrease) in contract owners’ equity resulting from operations	$72,547	(1,405)	185,888	306,827	41,172	156,710	51,235	329,453

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	MEGSS	MNDSC	MVFSC	DTRTFY	GVEXD	GVIXY	MCIFD	NVBXD
Reinvested dividends	$-	-	1,442	39,791	42,667	44,104	8,256	7,282
Mortality and expense risk charges (note 2)	-	-	-	(3,613)	(4,698)	(4,510)	(1,487)	(824)

Net investment income (loss)	-	-	1,442	36,178	37,969	39,594	6,769	6,458

Realized gain (loss) on investments	21,336	6	8,572	7,140	98,136	(70,242)	(57,358)	7,967
Change in unrealized gain (loss) on investments	36,057	4,878	(2,961)	9,885	195,956	68,425	90,714	8,319

Net gain (loss) on investments	57,393	4,884	5,611	17,025	294,092	(1,817)	33,356	16,286

Reinvested capital gains	13,573	523	4,847	-	43,102	56,503	30,654	-

Net increase (decrease) in contract owners’ equity resulting from operations	$70,966	5,407	11,900	53,203	375,163	94,280	70,779	22,744

Investment Activity:	NVDCAP	NVFIY	NVMMV1	NVSIXD	SAMY	TRF	AMCG	AMRI
Reinvested dividends	$-	-	4,155	14,924	4,961	-	-	591
Mortality and expense risk charges (note 2)	-	(26)	-	(2,442)	-	-	-	-

Net investment income (loss)	-	(26)	4,155	12,482	4,961	-	-	591

Realized gain (loss) on investments	(6,966)	410	(51)	(92,740)	-	-	1,506	(38,482)
Change in unrealized gain (loss) on investments	-	-	(6,436)	361,983	-	31	146,641	12,451

Net gain (loss) on investments	(6,966)	410	(6,487)	269,243	-	31	148,147	(26,031)

Reinvested capital gains	-	-	-	54,109	-	-	18,933	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,966)	384	(2,332)	335,834	4,961	31	167,080	(25,440)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	AMTB	NBARMS	NO7TB3	NOTB2	NOTBBA	NOVPDI	NOVPM	PMUBAM
Reinvested dividends	$1,620	261	4,653	5,311	180	353	10	1,407
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	1,620	261	4,653	5,311	180	353	10	1,407

Realized gain (loss) on investments	(8,443)	-	(2,327)	943	-	(23,326)	-	(188)
Change in unrealized gain (loss) on investments	1,622	179	1,185	6,393	5	10,507	(559)	666

Net gain (loss) on investments	(6,821)	179	(1,142)	7,336	5	(12,819)	(559)	478

Reinvested capital gains	-	2,151	6,137	3,261	-	-	475	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,201)	2,591	9,648	15,908	185	(12,466)	(74)	1,885

Investment Activity:	PMVAAA	PMVEBA	PMVFHA	PMVGBA	PMVHYA	PMVID	PMVLDA	PMVLGA
Reinvested dividends	$1,907	17,635	32,988	2,866	16,654	174,771	16,300	7,770
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	1,907	17,635	32,988	2,866	16,654	174,771	16,300	7,770

Realized gain (loss) on investments	(891)	1,524	494	(1,452)	9,208	(10,080)	1,525	26,305
Change in unrealized gain (loss) on investments	5,474	45	(5,003)	10,528	1,713	48,486	25,168	(23,208)

Net gain (loss) on investments	4,583	1,569	(4,509)	9,076	10,921	38,406	26,693	3,097

Reinvested capital gains	-	-	-	-	-	11,514	-	5,088

Net increase (decrease) in contract owners’ equity resulting from operations	$6,490	19,204	28,479	11,942	27,575	224,691	42,993	15,955

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PMVRRA	PMVRSA	PMVTRA	PVSTA	PROA30	PROBIO	PROBL	PROCS
Reinvested dividends	$8,920	1,725	50,470	12,170	99	8	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	8,920	1,725	50,470	12,170	99	8	-	-

Realized gain (loss) on investments	29,101	(4,394)	13,438	(3,225)	24,084	60	926	-
Change in unrealized gain (loss) on investments	23,375	2,312	92,309	10,113	(3,723)	(924)	-	(4,609)

Net gain (loss) on investments	52,476	(2,082)	105,747	6,888	20,361	(864)	926	(4,609)

Reinvested capital gains	-	-	27,144	-	906	3,155	-	27,651

Net increase (decrease) in contract owners’ equity resulting from operations	$61,396	(357)	183,361	19,058	21,366	2,299	926	23,042

Investment Activity:	PROEM	PROFIN	PROGMM	PROGVP	PROHC	PROIND	PROJP	PROLCG
Reinvested dividends	$46	-	38	-	-	50	46	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	46	-	38	-	-	50	46	-

Realized gain (loss) on investments	52	(13,810)	-	(2,968)	-	625	(3,000)	81,132
Change in unrealized gain (loss) on investments	2,054	(10,866)	-	-	69	2,420	(1,414)	(24,803)

Net gain (loss) on investments	2,106	(24,676)	-	(2,968)	69	3,045	(4,414)	56,329

Reinvested capital gains	-	-	-	-	1,139	549	-	12,894

Net increase (decrease) in contract owners’ equity resulting from operations	$2,152	(24,676)	38	(2,968)	1,208	3,644	(4,368)	69,223

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PROMC	PROMCV	PRON	PRONET	PROOG	PROPM	PRORE	PROSC
Reinvested dividends	$552	364	-	-	-	67	60	28
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	552	364	-	-	-	67	60	28

Realized gain (loss) on investments	(1,644)	(3,635)	8,521	42,533	1,903	158,186	(801)	1,304
Change in unrealized gain (loss) on investments	(4,929)	(3,646)	14,947	40,807	-	(91,240)	(352)	7,813

Net gain (loss) on investments	(6,573)	(7,281)	23,468	83,340	1,903	66,946	(1,153)	9,117

Reinvested capital gains	17,057	7,285	3,824	85,029	-	-	211	1,772

Net increase (decrease) in contract owners’ equity resulting from operations	$11,036	368	27,292	168,369	1,903	67,013	(882)	10,917

Investment Activity:	PROSCG	PROSCN	PROSCV	PROTEC	PROTEL	PROUN	PROUSC	PROUTL
Reinvested dividends	$-	377	4	-	-	-	-	293
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	377	4	-	-	-	-	293

Realized gain (loss) on investments	(420)	-	(549)	2,618	(2,119)	3,053	1,175	522
Change in unrealized gain (loss) on investments	470	37,374	(3,415)	(1,085)	1,815	-	-	(5,192)

Net gain (loss) on investments	50	37,374	(3,964)	1,533	(304)	3,053	1,175	(4,670)

Reinvested capital gains	1,975	7,330	1,815	1,048	-	-	-	4,091

Net increase (decrease) in contract owners’ equity resulting from operations	$2,025	45,081	(2,145)	2,581	(304)	3,053	1,175	(286)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PVAGIB	PVDIB	PVEIB	PVHYB	PVIB	PVNOB	RWMVN	ROCMC
Reinvested dividends	$8,661	3,408	11,187	-	22,347	-	330	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	8,661	3,408	11,187	-	22,347	-	330	-

Realized gain (loss) on investments	(2,692)	(893)	(37,668)	11,852	1,136	6	-	38
Change in unrealized gain (loss) on investments	(10,343)	(3,381)	(12,072)	(350)	(333)	245	546	27,305

Net gain (loss) on investments	(13,035)	(4,274)	(49,740)	11,502	803	251	546	27,343

Reinvested capital gains	-	-	45,044	-	4,147	-	-	1,936

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,374)	(866)	6,491	11,502	27,297	251	876	29,279

Investment Activity:	ROCSC	TRBCG2	TREI2	TRHS2	TRLT2	TPVSGP	VVGGS	VWBF
Reinvested dividends	$916	-	1,471	-	6,893	85	2,364	498
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	916	-	1,471	-	6,893	85	2,364	498

Realized gain (loss) on investments	(32,378)	111,619	(2,207)	97,808	12,071	(4)	13,570	(885)
Change in unrealized gain (loss) on investments	(7,588)	703,696	2,503	122,824	(1,314)	630	(2,950)	212

Net gain (loss) on investments	(39,966)	815,315	296	220,632	10,757	626	10,620	(673)

Reinvested capital gains	1,668	117,572	1,999	53,326	-	784	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(37,382)	932,887	3,766	273,958	17,650	1,495	12,984	(175)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	VWEM	VWHA	VVB	VVCA	VVCG	VVDV	VVEI	VVEIX
Reinvested dividends	$9,534	67	107,697	2,696	16,912	8,681	58,652	72,104
Mortality and expense risk charges (note 2)	-	-	(10,760)	(789)	(3,258)	(1,648)	(5,525)	(11,732)

Net investment income (loss)	9,534	67	96,937	1,907	13,654	7,033	53,127	60,372

Realized gain (loss) on investments	(4,344)	(6)	2,980	281	21,224	(41,648)	(70,886)	268,986
Change in unrealized gain (loss) on investments	72,469	11,943	149,700	45,624	194,065	182,704	(16,858)	575,939

Net gain (loss) on investments	68,125	11,937	152,680	45,905	215,289	141,056	(87,744)	844,925

Reinvested capital gains	14,319	-	131,340	1,656	36,007	56,158	73,203	84,587

Net increase (decrease) in contract owners’ equity resulting from operations	$91,978	12,004	380,957	49,468	264,950	204,247	38,586	989,884

Investment Activity:	VVG	VVGBI	VVHGB	VVHYB	VVI	VVMCI	VVREI	VVSCG
Reinvested dividends	$5,883	2,053	232,428	76,049	57,901	28,069	31,352	3,441
Mortality and expense risk charges (note 2)	(5,321)	(350)	(25,736)	(3,371)	(12,778)	(4,756)	(3,173)	(1,383)

Net investment income (loss)	562	1,703	206,692	72,678	45,123	23,313	28,179	2,058

Realized gain (loss) on investments	16,690	328	90,473	(23,118)	51,119	(30,995)	(24,298)	(55,651)
Change in unrealized gain (loss) on investments	702,806	6,109	357,698	7,036	2,336,009	255,074	(94,579)	89,802

Net gain (loss) on investments	719,496	6,437	448,171	(16,082)	2,387,128	224,079	(118,877)	34,151

Reinvested capital gains	83,579	499	-	-	105,825	105,097	19,716	49,730

Net increase (decrease) in contract owners’ equity resulting from operations	$803,637	8,639	654,863	56,596	2,538,076	352,489	(70,982)	85,939

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	VVSTC	VVTISI	VVTSM	VRVDIA	VRVDRA	VRVNMA	SVDF	MGRFV
Reinvested dividends	$132,043	7,366	97,452	-	1,246	16,166	-	-
Mortality and expense risk charges (note 2)	(14,330)	(1,445)	(17,801)	-	-	-	-	-

Net investment income (loss)	117,713	5,921	79,651	-	1,246	16,166	-	-

Realized gain (loss) on investments	15,217	4,883	216,069	4,212	(1,058)	(20,828)	3,234	(172)
Change in unrealized gain (loss) on investments	157,345	158,349	1,033,506	-	(2,695)	16,957	104,943	29,984

Net gain (loss) on investments	172,562	163,232	1,249,575	4,212	(3,753)	(3,871)	108,177	29,812

Reinvested capital gains	-	2,081	188,005	-	1,962	-	20,210	1,180

Net increase (decrease) in contract owners’ equity resulting from operations	$290,275	171,234	1,517,231	4,212	(545)	12,295	128,387	30,992

Investment Activity:	DVIV	CLVQF2	NVLCAP	PVAAAD
Reinvested dividends	$1,900	4,370	872	2,092
Mortality and expense risk charges (note 2)	-	-	-	-

Net investment income (loss)	1,900	4,370	872	2,092

Realized gain (loss) on investments	(23,398)	(11,168)	(5,304)	(41,461)
Change in unrealized gain (loss) on investments	(5,620)	11,277	(5,926)	6,342

Net gain (loss) on investments	(29,018)	109	(11,230)	(35,119)

Reinvested capital gains	-	-	3,100	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(27,118)	4,479	(7,258)	(33,027)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		APTGBS		ALCAI2		ALCGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,708,872	2,323,348	27,076	365	-	-	1,207	-
Realized gain (loss) on investments	1,293,693	320,679	49,957	(92)	15,045	(4,639)	350,618	25,643
Change in unrealized gain (loss) on investments	14,418,204	12,739,832	2,695	15,209	66,933	37,523	(47,331)	1,214
Reinvested capital gains	3,467,867	3,288,258	251	-	68,095	40,194	107,870	231

Net increase (decrease) in contract owners’ equity resulting from operations	21,888,636	18,672,117	79,979	15,482	150,073	73,078	412,364	27,088

Equity transactions:
Purchase payments received from contract owners (note 4)	47,737,707	36,323,505	9	56,038	-	41,030	89,817	16,465
Transfers between funds	-	-	300,408	32,478	16,635	128,770	472,363	(42,442)
Redemptions (notes 2, 3, and 4)	(12,893,511)	(8,373,789)	(5,534)	(3,077)	(3,438)	(1,613)	(90,892)	(1,430)
Adjustments to maintain reserves	1,545	(195)	5	(8)	13	-	8	1

Net equity transactions	34,845,741	27,949,521	294,888	85,431	13,210	168,187	471,296	(27,406)

Net change in contract owners’ equity	56,734,377	46,621,638	374,867	100,913	163,283	241,265	883,660	(318)
Contract owners’ equity at beginning of period	143,078,368	96,456,730	178,811	77,898	370,210	128,945	12,552	12,870

Contract owners’ equity at end of period	$199,812,745	143,078,368	553,678	178,811	533,493	370,210	896,212	12,552

CHANGE IN UNITS:
Beginning units	8,959,961	7,275,011	16,920	8,694	6,024	2,803	338	441
Units purchased	16,591,248	9,372,834	51,698	8,780	3,772	10,364	77,945	19,833
Units redeemed	(14,367,552)	(7,687,884)	(24,844)	(554)	(3,672)	(7,143)	(63,853)	(19,936)

Ending units	11,183,657	8,959,961	43,774	16,920	6,124	6,024	14,430	338

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ALMGI2		ALVGIA		ALVIVB		ALVSVB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	2,633	2,220	640	1,927	970	530
Realized gain (loss) on investments	39,139	9	(588)	228	(107,453)	(6,856)	(23,105)	(4,259)
Change in unrealized gain (loss) on investments	52,164	-	(6,756)	16,261	43,087	41,751	47,189	19,220
Reinvested capital gains	51,778	-	8,905	18,851	-	-	5,973	18,304

Net increase (decrease) in contract owners’ equity resulting from operations	143,081	9	4,194	37,560	(63,726)	36,822	31,027	33,795

Equity transactions:
Purchase payments received from contract owners (note 4)	4,841	-	-	-	3,834	-	4	8,136
Transfers between funds	345,264	(9)	2	-	(139,227)	(9,689)	26,737	(34,047)
Redemptions (notes 2, 3, and 4)	(3,176)	-	(5,874)	(6,175)	(1,317)	(2,845)	(5,757)	(3,707)
Adjustments to maintain reserves	(9)	-	1	-	3	(1)	10	(1)

Net equity transactions	346,920	(9)	(5,871)	(6,175)	(136,707)	(12,535)	20,994	(29,619)

Net change in contract owners’ equity	490,001	-	(1,677)	31,385	(200,433)	24,287	52,021	4,176
Contract owners’ equity at beginning of period	-	-	191,185	159,800	248,397	224,110	172,568	168,392

Contract owners’ equity at end of period	$490,001	-	189,508	191,185	47,964	248,397	224,589	172,568

CHANGE IN UNITS:
Beginning units	-	-	6,907	7,154	30,305	31,932	6,362	7,443
Units purchased	15,504	104	38	40	720	2,606	7,643	2,640
Units redeemed	(6,088)	(104)	(280)	(287)	(25,300)	(4,233)	(5,971)	(3,721)

Ending units	9,416	-	6,665	6,907	5,725	30,305	8,034	6,362

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AAEIP3		AAGEA2		ABEAA2		ACEAA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,338	5,966	362	299	10,038	7,286	5,938	558
Realized gain (loss) on investments	(81,797)	(81)	(10)	4	(4,659)	(168)	3,789	(178)
Change in unrealized gain (loss) on investments	2,926	29,732	1,244	794	43,309	37,334	(518)	1,727
Reinvested capital gains	-	-	401	686	6,427	7,286	1,900	218

Net increase (decrease) in contract owners’ equity resulting from operations	(74,533)	35,617	1,997	1,783	55,115	51,738	11,109	2,325

Equity transactions:
Purchase payments received from contract owners (note 4)	1,926	10,080	-	18,861	-	4,251	-	9,984
Transfers between funds	(145,725)	205,900	-	-	(14,498)	5,831	(6,052)	(12,732)
Redemptions (notes 2, 3, and 4)	(8,192)	(834)	(256)	(109)	(1,031)	(2,616)	(3,350)	(197)
Adjustments to maintain reserves	2	1	6	(1)	8	1	(3)	-

Net equity transactions	(151,989)	215,147	(250)	18,751	(15,521)	7,467	(9,405)	(2,945)

Net change in contract owners’ equity	(226,522)	250,764	1,747	20,534	39,594	59,205	1,704	(620)
Contract owners’ equity at beginning of period	379,649	128,885	20,534	-	375,201	315,996	28,372	28,992

Contract owners’ equity at end of period	$153,127	379,649	22,281	20,534	414,795	375,201	30,076	28,372

CHANGE IN UNITS:
Beginning units	37,417	15,295	1,103	-	21,681	21,229	1,966	2,201
Units purchased	10,232	22,209	-	1,109	6,844	611	43,713	712
Units redeemed	(27,493)	(87)	(15)	(6)	(6,559)	(159)	(43,722)	(947)

Ending units	20,156	37,417	1,088	1,103	21,966	21,681	1,957	1,966

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AGEAA2		ARLPE3		AUGEA2		ACVB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,626	4,075	-	-	3,323	5,943	9,561	9,057
Realized gain (loss) on investments	(55)	(3)	61	-	923	(530)	11,584	1,164
Change in unrealized gain (loss) on investments	14,122	25,162	(113)	113	8,646	1,173	58,306	77,505
Reinvested capital gains	8,049	10,477	-	24	1,866	6,620	22,971	11,146

Net increase (decrease) in contract owners’ equity resulting from operations	27,742	39,711	(52)	137	14,758	13,206	102,422	98,872

Equity transactions:
Purchase payments received from contract owners (note 4)	15,823	23,389	-	-	-	126,220	-	114,099
Transfers between funds	-	1,071	(2,226)	2,146	(138,658)	151,104	86,604	(4,616)
Redemptions (notes 2, 3, and 4)	(919)	(442)	(2)	(3)	(3,003)	(13,784)	(3,444)	(4,117)
Adjustments to maintain reserves	(1)	(1)	-	-	2	(1)	(9)	2

Net equity transactions	14,903	24,017	(2,228)	2,143	(141,659)	263,539	83,151	105,368

Net change in contract owners’ equity	42,645	63,728	(2,280)	2,280	(126,901)	276,745	185,573	204,240
Contract owners’ equity at beginning of period	264,392	200,664	2,280	-	295,189	18,444	661,695	457,455

Contract owners’ equity at end of period	$307,037	264,392	-	2,280	168,288	295,189	847,268	661,695

CHANGE IN UNITS:
Beginning units	14,477	13,159	149	-	18,660	1,316	25,287	20,952
Units purchased	859	1,344	-	150	1,384	18,253	6,795	4,686
Units redeemed	(53)	(26)	(149)	(1)	(10,233)	(909)	(3,308)	(351)

Ending units	15,283	14,477	-	149	9,811	18,660	28,774	25,287

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVI		ACVIG		ACVIP2		ACVU1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,370	5,431	5,579	2,930	2,911	3,881	-	-
Realized gain (loss) on investments	(12,275)	(4,662)	(2,038)	(356)	12,854	2	1,552	(5,265)
Change in unrealized gain (loss) on investments	120,175	120,317	33,021	16,914	3,260	9,750	11,372	12,752
Reinvested capital gains	10,164	32,621	7,920	8,600	-	-	1,045	9,664

Net increase (decrease) in contract owners’ equity resulting from operations	121,434	153,707	44,482	28,088	19,025	13,633	13,969	17,151

Equity transactions:
Purchase payments received from contract owners (note 4)	-	35	14,267	26,047	-	9,173	-	-
Transfers between funds	(268,324)	13,313	517,252	59,762	(1,589)	9,446	204,459	1,082
Redemptions (notes 2, 3, and 4)	(254)	(193)	(1,500)	(385)	(405)	(106)	(11,291)	(86,558)
Adjustments to maintain reserves	12	1	(17)	-	(6)	(2)	(22)	-

Net equity transactions	(268,566)	13,156	530,002	85,424	(2,000)	18,511	193,146	(85,476)

Net change in contract owners’ equity	(147,132)	166,863	574,484	113,512	17,025	32,144	207,115	(68,325)
Contract owners’ equity at beginning of period	705,878	539,015	204,424	90,912	177,450	145,306	10,138	78,463

Contract owners’ equity at end of period	$558,746	705,878	778,908	204,424	194,475	177,450	217,253	10,138

CHANGE IN UNITS:
Beginning units	29,261	28,694	6,828	3,764	10,959	9,773	276	2,875
Units purchased	987	1,769	18,980	3,570	8,901	1,194	4,106	35
Units redeemed	(11,848)	(1,202)	(2,540)	(506)	(8,897)	(8)	(435)	(2,634)

Ending units	18,400	29,261	23,268	6,828	10,963	10,959	3,947	276

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVV		AMVAA4		AMVBC4		AMVBD4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2	226	14,922	14,657	1,633	3,068	7,283	7,186
Realized gain (loss) on investments	(251)	336	1,691	1,015	(11,203)	(6,290)	3,142	537
Change in unrealized gain (loss) on investments	(283)	1,851	108,249	84,390	7,952	15,065	14,511	13,648
Reinvested capital gains	64	1,565	4,769	39,458	1,722	12,937	3,135	-

Net increase (decrease) in contract owners’ equity resulting from operations	(468)	3,978	129,631	139,520	104	24,780	28,071	21,371

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	204,048	-	11,848	93,100	14,012
Transfers between funds	(2,367)	(25,298)	69,097	(2,346)	(65,228)	25,822	(11,353)	184,057
Redemptions (notes 2, 3, and 4)	(9)	(28)	(6,822)	(14,899)	(3,134)	(2,402)	(3,407)	(22,351)
Adjustments to maintain reserves	(1)	1	5	1	4	-	2	-

Net equity transactions	(2,377)	(25,325)	62,280	186,804	(68,358)	35,268	78,342	175,718

Net change in contract owners’ equity	(2,845)	(21,347)	191,911	326,324	(68,254)	60,048	106,413	197,089
Contract owners’ equity at beginning of period	2,845	24,192	924,907	598,583	171,162	111,114	295,132	98,043

Contract owners’ equity at end of period	$-	2,845	1,116,818	924,907	102,908	171,162	401,545	295,132

CHANGE IN UNITS:
Beginning units	94	1,015	58,336	45,654	9,699	7,621	24,657	8,935
Units purchased	-	1	6,878	13,826	-	6,434	9,875	17,630
Units redeemed	(94)	(922)	(2,410)	(1,144)	(4,323)	(4,356)	(3,862)	(1,908)

Ending units	-	94	62,804	58,336	5,376	9,699	30,670	24,657

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVCB4		AMVGB4		AMVGG4		AMVGI4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$6,474	3,880	1,861	2,674	38	196	5,655	7,042
Realized gain (loss) on investments	8	37	164	39	4,645	3	340	3,058
Change in unrealized gain (loss) on investments	3,838	14,645	11,339	10,427	1,172	3,077	39,824	43,708
Reinvested capital gains	-	-	3,013	-	688	1,127	13,080	54,926

Net increase (decrease) in contract owners’ equity resulting from operations	10,320	18,562	16,377	13,140	6,543	4,403	58,899	108,734

Equity transactions:
Purchase payments received from contract owners (note 4)	-	232,451	3,343	13,957	-	-	24,312	62,806
Transfers between funds	-	-	(31,787)	32,502	(3,324)	9,144	(56,946)	(10,677)
Redemptions (notes 2, 3, and 4)	(1,987)	(877)	(2,897)	(3,562)	(32)	(32)	(7,931)	(34,219)
Adjustments to maintain reserves	(2)	-	6	(1)	4	1	7	(1)

Net equity transactions	(1,989)	231,574	(31,335)	42,896	(3,352)	9,113	(40,558)	17,909

Net change in contract owners’ equity	8,331	250,136	(14,958)	56,036	3,191	13,516	18,341	126,643
Contract owners’ equity at beginning of period	255,646	5,510	203,095	147,059	23,003	9,487	521,595	394,952

Contract owners’ equity at end of period	$263,977	255,646	188,137	203,095	26,194	23,003	539,936	521,595

CHANGE IN UNITS:
Beginning units	22,726	576	18,165	14,145	1,928	1,073	26,740	25,482
Units purchased	-	22,231	697	4,531	1,121	859	2,038	40,453
Units redeemed	(187)	(81)	(3,511)	(511)	(1,362)	(4)	(4,336)	(39,195)

Ending units	22,539	22,726	15,351	18,165	1,687	1,928	24,442	26,740

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVGR4		AMVGS4		AMVGW4		AMVHI4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,604	4,006	46	3	130	-	17,235	9,177
Realized gain (loss) on investments	21,402	(1,154)	959	62	2	-	27,452	32,012
Change in unrealized gain (loss) on investments	297,338	97,865	6,870	2,065	3,678	-	2,084	3,685
Reinvested capital gains	18,668	82,845	2,229	1,896	301	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	339,012	183,562	10,104	4,026	4,111	-	46,771	44,874

Equity transactions:
Purchase payments received from contract owners (note 4)	38,934	11,848	1,917	15,575	-	-	3,582	23,696
Transfers between funds	(91,062)	(42,726)	(7,198)	17,174	9,422	-	(37,620)	42,688
Redemptions (notes 2, 3, and 4)	(15,443)	(48,148)	(1,837)	(2,517)	(14)	-	(2,161)	(2,201)
Adjustments to maintain reserves	15	(2)	(5)	-	3	-	(6)	1

Net equity transactions	(67,556)	(79,028)	(7,123)	30,232	9,411	-	(36,205)	64,184

Net change in contract owners’ equity	271,456	104,534	2,981	34,258	13,522	-	10,566	109,058
Contract owners’ equity at beginning of period	738,154	633,620	34,258	-	-	-	170,896	61,838

Contract owners’ equity at end of period	$1,009,610	738,154	37,239	34,258	13,522	-	181,462	170,896

CHANGE IN UNITS:
Beginning units	33,897	37,953	2,980	-	-	-	13,310	5,407
Units purchased	4,479	6,085	234	3,212	1,072	-	190,907	119,480
Units redeemed	(7,817)	(10,141)	(710)	(232)	(1)	-	(191,099)	(111,577)

Ending units	30,559	33,897	2,504	2,980	1,071	-	13,118	13,310

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVI4		AMVIG4		AMVM4		AMVNW4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,194	7,653	140	631	594	2,102	310	7,916
Realized gain (loss) on investments	(67,869)	(17,680)	(357)	2	3,730	-	(41,925)	(24,919)
Change in unrealized gain (loss) on investments	97,217	118,300	(825)	2,378	1,291	1,744	170,488	205,557
Reinvested capital gains	-	16,150	-	187	184	-	8,681	32,974

Net increase (decrease) in contract owners’ equity resulting from operations	31,542	124,423	(1,042)	3,198	5,799	3,846	137,554	221,528

Equity transactions:
Purchase payments received from contract owners (note 4)	2,139	35,469	2,162	27,612	-	2,340	97,193	203,832
Transfers between funds	(88,887)	(27,999)	(19,747)	-	(63,944)	10,642	44,629	51,552
Redemptions (notes 2, 3, and 4)	(9,546)	(65,591)	(602)	(62)	(1,119)	(673)	(59,481)	(25,097)
Adjustments to maintain reserves	34	(1)	5	-	2	-	(194)	(2)

Net equity transactions	(96,260)	(58,122)	(18,182)	27,550	(65,061)	12,309	82,147	230,285

Net change in contract owners’ equity	(64,718)	66,301	(19,224)	30,748	(59,262)	16,155	219,701	451,813
Contract owners’ equity at beginning of period	652,368	586,067	30,748	-	95,360	79,205	1,187,186	735,373

Contract owners’ equity at end of period	$587,650	652,368	11,524	30,748	36,098	95,360	1,406,887	1,187,186

CHANGE IN UNITS:
Beginning units	46,304	51,028	2,866	-	8,361	7,278	83,333	66,492
Units purchased	6,325	6,736	230	2,872	28	1,142	38,095	33,380
Units redeemed	(15,931)	(11,460)	(2,080)	(6)	(5,414)	(59)	(41,331)	(16,539)

Ending units	36,698	46,304	1,016	2,866	2,975	8,361	80,097	83,333

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVUA4		AVPAP2		AVRBP2		PIVB2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$6,136	2,145	5,151	7,668	1,557	1,493	21,247	23,812
Realized gain (loss) on investments	11,833	21	959	392	(4,042)	(154)	28,790	(473)
Change in unrealized gain (loss) on investments	(6,506)	2,106	(1,389)	32,065	(3,110)	6,121	16,471	34,664
Reinvested capital gains	5,709	-	13,414	14,072	2,856	4,773	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,172	4,272	18,135	54,197	(2,739)	12,233	66,508	58,003

Equity transactions:
Purchase payments received from contract owners (note 4)	21,494	23,696	-	-	-	-	4,992	11,700
Transfers between funds	312,416	82,269	(35,252)	-	(31,834)	-	(498,336)	549,900
Redemptions (notes 2, 3, and 4)	(12,033)	(424)	(7,067)	(8,199)	(231)	(2,102)	(19,421)	(54,822)
Adjustments to maintain reserves	(5)	-	(3)	-	(1)	1	(43)	42

Net equity transactions	321,872	105,541	(42,322)	(8,199)	(32,066)	(2,101)	(512,808)	506,820

Net change in contract owners’ equity	339,044	109,813	(24,187)	45,998	(34,805)	10,132	(446,300)	564,823
Contract owners’ equity at beginning of period	121,090	11,277	349,110	303,112	99,271	89,139	1,137,009	572,186

Contract owners’ equity at end of period	$460,134	121,090	324,923	349,110	64,466	99,271	690,709	1,137,009

CHANGE IN UNITS:
Beginning units	11,201	1,097	24,269	24,861	6,956	7,113	62,434	34,211
Units purchased	66,738	10,178	-	-	-	-	5,104	31,319
Units redeemed	(39,063)	(74)	(2,936)	(592)	(2,382)	(157)	(32,557)	(3,096)

Ending units	38,876	11,201	21,333	24,269	4,574	6,956	34,981	62,434

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PIVEI2		PIVMV2		PIVSI2		BRVED3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$742	1,634	52	572	2,580	2,920	4,064	1,576
Realized gain (loss) on investments	(1,551)	(28,032)	-	(3,962)	(3,186)	(151)	(12,950)	140
Change in unrealized gain (loss) on investments	730	38,991	(113)	10,211	5,230	5,901	5,336	5,195
Reinvested capital gains	1,215	11,823	175	3,411	250	-	7,125	8,952

Net increase (decrease) in contract owners’ equity resulting from operations	1,136	24,416	114	10,232	4,874	8,670	3,575	15,863

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	28,631	-	-	7,790
Transfers between funds	3,847	(141,687)	-	-	(31,225)	(15,970)	80,305	124,072
Redemptions (notes 2, 3, and 4)	(1,641)	(1,339)	(2)	(49,942)	(367)	(427)	(15,694)	(1,497)
Adjustments to maintain reserves	-	1	(4)	-	(5)	(5)	(9)	-

Net equity transactions	2,206	(143,025)	(6)	(49,942)	(2,966)	(16,402)	64,602	130,365

Net change in contract owners’ equity	3,342	(118,609)	108	(39,710)	1,908	(7,732)	68,177	146,228
Contract owners’ equity at beginning of period	30,238	148,847	6,071	45,781	85,671	93,403	146,228	-

Contract owners’ equity at end of period	$33,580	30,238	6,179	6,071	87,579	85,671	214,405	146,228

CHANGE IN UNITS:
Beginning units	925	5,703	237	2,291	4,465	5,331	5,835	-
Units purchased	164	1,413	-	-	2,028	699	6,384	5,896
Units redeemed	(59)	(6,191)	-	(2,054)	(2,242)	(1,565)	(3,959)	(61)

Ending units	1,030	925	237	237	4,251	4,465	8,260	5,835

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	BRVHY3		BRVTR3		BRVUG3		BVLCC3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$28,111	27,057	18,844	8,256	11,042	6,942	382	343
Realized gain (loss) on investments	(1,010)	17,547	17,597	(109)	17,364	(9,623)	-	(13,478)
Change in unrealized gain (loss) on investments	15,333	20,571	(7,420)	16,928	15,421	23,007	3,415	6,503
Reinvested capital gains	-	-	47,945	1,278	-	-	3,902	1,422

Net increase (decrease) in contract owners’ equity resulting from operations	42,434	65,175	76,966	26,353	43,827	20,326	7,699	(5,210)

Equity transactions:
Purchase payments received from contract owners (note 4)	9,609	(1)	44,510	23,289	-	212,789	-	-
Transfers between funds	155,187	546,932	533,800	83,064	212,982	(207,732)	15,552	11,344
Redemptions (notes 2, 3, and 4)	(11,180)	(53,393)	(45,061)	(20,488)	(6,262)	(42,889)	(6)	(40)
Adjustments to maintain reserves	1,323	(2)	714	(1)	44	1	(2)	-

Net equity transactions	154,939	493,536	533,963	85,864	206,764	(37,831)	15,544	11,304

Net change in contract owners’ equity	197,373	558,711	610,929	112,217	250,591	(17,505)	23,243	6,094
Contract owners’ equity at beginning of period	889,504	330,793	372,751	260,534	335,617	353,122	27,433	21,339

Contract owners’ equity at end of period	$1,086,877	889,504	983,680	372,751	586,208	335,617	50,676	27,433

CHANGE IN UNITS:
Beginning units	55,262	23,605	29,541	22,536	29,920	33,414	966	966
Units purchased	179,659	101,664	67,555	9,877	40,987	29,630	527	31,385
Units redeemed	(171,836)	(70,007)	(25,280)	(2,872)	(21,621)	(33,124)	-	(31,385)

Ending units	63,085	55,262	71,816	29,541	49,286	29,920	1,493	966

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	BVLFG3		MLVGA3		DSIF		DSRG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	9,673	7,338	2,621	5,351	318	779
Realized gain (loss) on investments	97,716	(29,950)	138	109	(16,937)	54,169	(499)	27
Change in unrealized gain (loss) on investments	36,037	(3,297)	88,914	54,685	15,898	24,928	8,995	11,545
Reinvested capital gains	8,987	54,962	46,552	22,694	18,009	21,942	345	1,725

Net increase (decrease) in contract owners’ equity resulting from operations	142,740	21,715	145,277	84,826	19,591	106,390	9,159	14,076

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	14,316	27,641	-	-	-	-
Transfers between funds	(535,207)	426,326	89,329	70,478	10,992	40,132	22,427	(1,639)
Redemptions (notes 2, 3, and 4)	(13,113)	(53,081)	(4,073)	(42,210)	(122,804)	(4,185)	(60)	(31,506)
Adjustments to maintain reserves	22	1	(2)	-	4	(1)	(15)	1

Net equity transactions	(548,298)	373,246	99,570	55,909	(111,808)	35,946	22,352	(33,144)

Net change in contract owners’ equity	(405,558)	394,961	244,847	140,735	(92,217)	142,336	31,511	(19,068)
Contract owners’ equity at beginning of period	531,677	136,716	600,907	460,172	298,807	156,471	28,444	47,512

Contract owners’ equity at end of period	$126,119	531,677	845,754	600,907	206,590	298,807	59,955	28,444

CHANGE IN UNITS:
Beginning units	15,261	5,193	36,866	33,244	15,539	10,648	805	1,807
Units purchased	23,564	45,808	9,808	8,357	7,729	79,345	672	-
Units redeemed	(36,301)	(35,740)	(3,688)	(4,735)	(14,141)	(74,454)	(110)	(1,002)

Ending units	2,524	15,261	42,986	36,866	9,127	15,539	1,367	805

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DVSCS		CVSBF		CLVGT2		CLVLV1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$13,020	6,428	1,031	1,062	-	-	-	-
Realized gain (loss) on investments	(125,392)	(21,294)	(40,818)	5,728	39,075	9,597	-	23,262
Change in unrealized gain (loss) on investments	116,252	137,120	(4,820)	17,105	97,860	129,361	18,549	65,241
Reinvested capital gains	74,137	61,340	2,128	2,444	37,671	66,520	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	78,017	183,594	(42,479)	26,339	174,606	205,478	18,549	88,503

Equity transactions:
Purchase payments received from contract owners (note 4)	8,891	131,509	42,947	-	-	-	-	-
Transfers between funds	(175,707)	423,618	(251,384)	304,839	(362,400)	304,570	-	(167,944)
Redemptions (notes 2, 3, and 4)	(95,038)	(9,345)	(9,561)	(55,068)	(11,567)	(7,746)	(55)	(79)
Adjustments to maintain reserves	(15)	1	(1)	(1)	(6)	(1)	(2)	-

Net equity transactions	(261,869)	545,783	(217,999)	249,770	(373,973)	296,823	(57)	(168,023)

Net change in contract owners’ equity	(183,852)	729,377	(260,478)	276,109	(199,367)	502,301	18,492	(79,520)
Contract owners’ equity at beginning of period	1,396,072	666,695	335,528	59,419	786,709	284,408	262,017	341,537

Contract owners’ equity at end of period	$1,212,220	1,396,072	75,050	335,528	587,342	786,709	280,509	262,017

CHANGE IN UNITS:
Beginning units	37,235	21,731	22,184	4,883	10,962	6,141	10,198	16,850
Units purchased	6,104	19,973	27,358	28,109	1,011	7,544	-	138
Units redeemed	(14,116)	(4,469)	(45,218)	(10,808)	(6,360)	(2,723)	(2)	(6,790)

Ending units	29,223	37,235	4,324	22,184	5,613	10,962	10,196	10,198

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	CLVSI2		CLVSV1		CSCRS		DWVSVS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$13,796	9,757	-	-	1,163	179	2,695	1,740
Realized gain (loss) on investments	174	3,542	(15,723)	32	(344)	(35)	(3,736)	(5,726)
Change in unrealized gain (loss) on investments	13,095	19,439	75,951	10,573	(763)	1,098	820	42,555
Reinvested capital gains	-	-	-	-	-	-	15,368	17,938

Net increase (decrease) in contract owners’ equity resulting from operations	27,065	32,738	60,228	10,605	56	1,242	15,147	56,507

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	3,573	-	-	-	1,943	4,550
Transfers between funds	68,654	(16,970)	45,674	-	2,579	1,448	28,449	13,870
Redemptions (notes 2, 3, and 4)	(4,409)	(15,385)	(1,055)	(1,133)	(260)	(180)	(2,951)	(3,515)
Adjustments to maintain reserves	(2)	1	(5)	(1)	3	(1)	(5)	(1)

Net equity transactions	64,243	(32,354)	48,187	(1,134)	2,322	1,267	27,436	14,904

Net change in contract owners’ equity	91,308	384	108,415	9,471	2,378	2,509	42,583	71,411
Contract owners’ equity at beginning of period	341,028	340,644	69,359	59,888	20,866	18,357	269,055	197,644

Contract owners’ equity at end of period	$432,336	341,028	177,774	69,359	23,244	20,866	311,638	269,055

CHANGE IN UNITS:
Beginning units	28,252	31,103	3,318	3,374	3,876	3,638	18,458	17,318
Units purchased	5,820	5,271	8,136	-	708	273	3,984	9,608
Units redeemed	(481)	(8,122)	(3,665)	(56)	(201)	(35)	(587)	(8,468)

Ending units	33,591	28,252	7,789	3,318	4,383	3,876	21,855	18,458

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DFVEA		DFVGB		DFVGMI		DFVIS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$22,461	10,262	(3,008)	29,994	19,347	41,085	24,789	29,690
Realized gain (loss) on investments	8,976	584	(9,160)	(4,948)	36,672	11,790	(105,258)	(3,342)
Change in unrealized gain (loss) on investments	250,416	81,578	28,027	19,447	152,430	251,997	167,668	187,017
Reinvested capital gains	3,789	4,480	-	-	26,435	15,132	24,431	14,353

Net increase (decrease) in contract owners’ equity resulting from operations	285,642	96,904	15,859	44,493	234,884	320,004	111,630	227,718

Equity transactions:
Purchase payments received from contract owners (note 4)	578,925	132,818	36,466	88,694	181,471	24,097	117,502	169,610
Transfers between funds	99,007	290,550	75,669	147,418	(5,014)	662	33,328	45,359
Redemptions (notes 2, 3, and 4)	(48,298)	(1,853)	(14,833)	(24,772)	(166,434)	(18,024)	(45,254)	(62,571)
Adjustments to maintain reserves	(1)	(1)	4	-	16	-	59	(1)

Net equity transactions	629,633	421,514	97,306	211,340	10,039	6,735	105,635	152,397

Net change in contract owners’ equity	915,275	518,418	113,165	255,833	244,923	326,739	217,265	380,115
Contract owners’ equity at beginning of period	643,429	125,011	1,310,351	1,054,518	2,113,395	1,786,656	1,313,473	933,358

Contract owners’ equity at end of period	$1,558,704	643,429	1,423,516	1,310,351	2,358,318	2,113,395	1,530,738	1,313,473

CHANGE IN UNITS:
Beginning units	55,746	13,603	115,700	96,766	157,417	156,808	96,743	84,963
Units purchased	71,803	43,872	26,330	28,939	23,861	6,161	34,541	34,049
Units redeemed	(6,842)	(1,729)	(17,835)	(10,005)	(23,042)	(5,552)	(27,981)	(22,269)

Ending units	120,707	55,746	124,195	115,700	158,236	157,417	103,303	96,743

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DFVIV		DFVSTF		DFVULV		DFVUTV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$68,542	87,524	9,727	24,519	63,155	58,665	26,112	12,072
Realized gain (loss) on investments	(120,730)	23,547	3,679	1,918	(221,875)	64,004	(94,435)	10,503
Change in unrealized gain (loss) on investments	101,887	223,150	(9,094)	(2,463)	197,000	499,343	410,398	133,682
Reinvested capital gains	-	-	-	-	-	33,600	-	25,380

Net increase (decrease) in contract owners’ equity resulting from operations	49,699	334,221	4,312	23,974	38,280	655,612	342,075	181,637

Equity transactions:
Purchase payments received from contract owners (note 4)	154,655	301,147	382,492	44,661	41,076	126,447	9,538	106,604
Transfers between funds	502,021	213,388	855,002	321,654	142,629	44,972	626,739	(47,557)
Redemptions (notes 2, 3, and 4)	(43,261)	(54,997)	(66,482)	(85,346)	(31,692)	(47,236)	(24,744)	(27,340)
Adjustments to maintain reserves	35	(2)	(10)	-	8	(3)	14	1

Net equity transactions	613,450	459,536	1,171,002	280,969	152,021	124,180	611,547	31,708

Net change in contract owners’ equity	663,149	793,757	1,175,314	304,943	190,301	779,792	953,622	213,345
Contract owners’ equity at beginning of period	2,829,155	2,035,398	1,259,220	954,277	3,327,620	2,547,828	1,044,112	830,767

Contract owners’ equity at end of period	$3,492,304	2,829,155	2,434,534	1,259,220	3,517,921	3,327,620	1,997,734	1,044,112

CHANGE IN UNITS:
Beginning units	251,014	208,706	120,203	93,152	204,544	196,501	74,659	72,622
Units purchased	131,497	69,882	163,825	47,861	95,927	39,951	83,436	22,783
Units redeemed	(66,303)	(27,574)	(52,436)	(20,810)	(80,666)	(31,908)	(20,377)	(20,746)

Ending units	316,208	251,014	231,592	120,203	219,805	204,544	137,718	74,659

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ETVFR		FHIB		FVK2S		FVU2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$25,314	92,156	24,593	12,555	-	-	6,457	5,001
Realized gain (loss) on investments	(70,845)	(11,023)	121	(2,710)	10,330	(1,054)	1,552	270
Change in unrealized gain (loss) on investments	3,802	42,265	13,573	16,412	130,646	39,466	8,445	40,479
Reinvested capital gains	-	-	-	-	65,064	2,147	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(41,729)	123,398	38,287	26,257	206,040	40,559	16,454	45,750

Equity transactions:
Purchase payments received from contract owners (note 4)	-	62,905	12,569	10,786	1,681	16,954	-	4,251
Transfers between funds	(1,512,108)	728,739	231,823	32,397	50,832	458,079	101,997	9,253
Redemptions (notes 2, 3, and 4)	(13,420)	(27,624)	(60,282)	(260)	(745)	(57)	(129)	(1,662)
Adjustments to maintain reserves	25	(2)	5	-	2	1	(1)	-

Net equity transactions	(1,525,503)	764,018	184,115	42,923	51,770	474,977	101,867	11,842

Net change in contract owners’ equity	(1,567,232)	887,416	222,402	69,180	257,810	515,536	118,321	57,592
Contract owners’ equity at beginning of period	2,054,723	1,167,307	202,109	132,929	627,581	112,045	279,270	221,678

Contract owners’ equity at end of period	$487,491	2,054,723	424,511	202,109	885,391	627,581	397,591	279,270

CHANGE IN UNITS:
Beginning units	143,944	87,557	7,317	5,513	18,590	4,432	9,681	9,240
Units purchased	8,011	96,842	42,289	24,982	3,786	17,834	4,263	505
Units redeemed	(118,473)	(40,455)	(35,050)	(23,178)	(1,963)	(3,676)	(288)	(64)

Ending units	33,482	143,944	14,556	7,317	20,413	18,590	13,656	9,681

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FB2		FC2		FDSCS2		FEI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$6,936	7,625	388	778	582	1,029	54	291
Realized gain (loss) on investments	97,547	(8,334)	22,011	(1,202)	(35,029)	(312)	(3,532)	20
Change in unrealized gain (loss) on investments	12,502	85,519	141,672	50,718	13,798	10,829	(2,443)	2,443
Reinvested capital gains	7,647	21,828	2,649	26,881	-	2,688	821	38

Net increase (decrease) in contract owners’ equity resulting from operations	124,632	106,638	166,720	77,175	(20,649)	14,234	(5,100)	2,792

Equity transactions:
Purchase payments received from contract owners (note 4)	-	150,048	2,472,197	148,643	-	105,675	-	-
Transfers between funds	554,300	(137,364)	11,897	17,831	(43,229)	16,010	(14,002)	18,745
Redemptions (notes 2, 3, and 4)	(11,601)	(8,513)	(42,937)	(13,062)	(1,382)	(1,390)	(2,143)	(292)
Adjustments to maintain reserves	(7)	-	1	(1)	14	1	-	-

Net equity transactions	542,692	4,171	2,441,158	153,411	(44,597)	120,296	(16,145)	18,453

Net change in contract owners’ equity	667,324	110,809	2,607,878	230,586	(65,246)	134,530	(21,245)	21,245
Contract owners’ equity at beginning of period	527,817	417,008	436,771	206,185	163,708	29,178	21,245	-

Contract owners’ equity at end of period	$1,195,141	527,817	3,044,649	436,771	98,462	163,708	-	21,245

CHANGE IN UNITS:
Beginning units	23,395	22,941	15,421	9,557	6,528	1,436	827	-
Units purchased	45,589	9,850	76,936	6,372	340	5,158	-	839
Units redeemed	(25,608)	(9,396)	(9,813)	(508)	(3,544)	(66)	(827)	(12)

Ending units	43,376	23,395	82,544	15,421	3,324	6,528	-	827

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FG2		FGI2		FGO2		FHI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$346	761	323	831	-	-	3,631	9,904
Realized gain (loss) on investments	232,509	(19,136)	3,419	(6,336)	288,704	10,734	(21,148)	18,590
Change in unrealized gain (loss) on investments	183,343	172,583	3,544	293	295,340	52,763	(343)	442
Reinvested capital gains	84,593	86,546	174	3,426	57,715	10,732	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	500,791	240,754	7,460	(1,786)	641,759	74,229	(17,860)	28,936

Equity transactions:
Purchase payments received from contract owners (note 4)	82,277	62,700	15,847	3,277	276,669	98,015	39,204	148,643
Transfers between funds	408,064	(1,121,236)	42,298	2,379	1,270,095	426,798	(414,173)	132,970
Redemptions (notes 2, 3, and 4)	(78,233)	(18,002)	(264)	(218)	(42,587)	(61,131)	(1,024)	(514)
Adjustments to maintain reserves	21	(1)	(13)	(1)	13	-	1	(1)

Net equity transactions	412,129	(1,076,539)	57,868	5,437	1,504,190	463,682	(375,992)	281,098

Net change in contract owners’ equity	912,920	(835,785)	65,328	3,651	2,145,949	537,911	(393,852)	310,034
Contract owners’ equity at beginning of period	350,356	1,186,141	3,651	-	557,120	19,209	784,743	474,709

Contract owners’ equity at end of period	$1,263,276	350,356	68,979	3,651	2,703,069	557,120	390,891	784,743

CHANGE IN UNITS:
Beginning units	9,856	44,706	126	-	12,467	604	47,649	33,081
Units purchased	55,640	33,974	3,693	36,910	58,854	23,132	83,082	86,195
Units redeemed	(40,739)	(68,824)	(1,601)	(36,784)	(35,364)	(11,269)	(107,558)	(71,627)

Ending units	24,757	9,856	2,218	126	35,957	12,467	23,173	47,649

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FIGBP2		FMC2		FO2		FRESS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$39,136	22,021	543	921	467	2,996	642	534
Realized gain (loss) on investments	53,741	(536)	(318)	(118)	424	137	(1,887)	(50)
Change in unrealized gain (loss) on investments	79,462	44,137	25,474	11,801	30,263	34,766	(2,312)	3,650
Reinvested capital gains	709	-	-	14,347	871	6,304	1,396	510

Net increase (decrease) in contract owners’ equity resulting from operations	173,048	65,622	25,699	26,951	32,025	44,203	(2,161)	4,644

Equity transactions:
Purchase payments received from contract owners (note 4)	240,239	255,507	-	3,277	-	-	25,483	-
Transfers between funds	567,227	260,533	4,137	(2,478)	110	11,817	(19,347)	11,327
Redemptions (notes 2, 3, and 4)	(34,151)	(14,296)	(3,012)	(3,510)	(2,318)	(1,887)	(5,324)	(687)
Adjustments to maintain reserves	2	-	5	-	(5)	-	(6)	(1)

Net equity transactions	773,317	501,744	1,130	(2,711)	(2,213)	9,930	806	10,639

Net change in contract owners’ equity	946,365	567,366	26,829	24,240	29,812	54,133	(1,355)	15,283
Contract owners’ equity at beginning of period	1,170,713	603,347	140,805	116,565	211,016	156,883	35,762	20,479

Contract owners’ equity at end of period	$2,117,078	1,170,713	167,634	140,805	240,828	211,016	34,407	35,762

CHANGE IN UNITS:
Beginning units	86,062	48,525	6,645	6,776	12,625	11,968	1,537	1,082
Units purchased	104,064	39,365	352	197	25	793	1,236	486
Units redeemed	(47,558)	(1,828)	(285)	(328)	(157)	(136)	(1,187)	(31)

Ending units	142,568	86,062	6,712	6,645	12,493	12,625	1,586	1,537

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FV2		FVFI2		FVICA2		FVSIS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,507	54	1,462	2,598	509	918	9,834	14,286
Realized gain (loss) on investments	(52)	-	7,274	(48)	325	(3,088)	(14,558)	(261)
Change in unrealized gain (loss) on investments	106,066	226	1,007	5,656	40,371	46,292	19,160	14,438
Reinvested capital gains	158	38	2,614	1,364	14,494	2,566	3,207	3,382

Net increase (decrease) in contract owners’ equity resulting from operations	108,679	318	12,357	9,570	55,699	46,688	17,643	31,845

Equity transactions:
Purchase payments received from contract owners (note 4)	-	4,077	-	58,486	129,309	214,072	-	154,467
Transfers between funds	193,593	-	(11,597)	22,758	(180,945)	36,064	(141,256)	15,782
Redemptions (notes 2, 3, and 4)	(572)	(11)	(4,727)	(2,873)	(5,704)	(2,584)	(10,730)	(10,358)
Adjustments to maintain reserves	7	-	-	1	(6)	2	5	-

Net equity transactions	193,028	4,066	(16,324)	78,372	(57,346)	247,554	(151,981)	159,891

Net change in contract owners’ equity	301,707	4,384	(3,967)	87,942	(1,647)	294,242	(134,338)	191,736
Contract owners’ equity at beginning of period	4,384	-	145,844	57,902	429,698	135,456	468,794	277,058

Contract owners’ equity at end of period	$306,091	4,384	141,877	145,844	428,051	429,698	334,456	468,794

CHANGE IN UNITS:
Beginning units	165	-	12,111	5,368	19,489	8,167	32,199	21,057
Units purchased	10,739	166	15,018	6,998	7,656	17,727	8,180	11,880
Units redeemed	(23)	(1)	(16,446)	(255)	(11,220)	(6,405)	(18,942)	(738)

Ending units	10,881	165	10,683	12,111	15,925	19,489	21,437	32,199

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FEOVF		FTVGI2		FTVGR2		FTVIS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,417	443	51,369	49,471	343	231	7,023	10,389
Realized gain (loss) on investments	(4,155)	(1,449)	(11,351)	5,217	(1,192)	711	(11,516)	100
Change in unrealized gain (loss) on investments	672	8,165	(73,520)	(49,099)	(1,202)	635	(7,043)	6,059
Reinvested capital gains	6,042	4,801	-	-	1,102	181	99	3,140

Net increase (decrease) in contract owners’ equity resulting from operations	5,976	11,960	(33,502)	5,589	(949)	1,758	(11,437)	19,688

Equity transactions:
Purchase payments received from contract owners (note 4)	18,457	25,836	-	31,778	-	3,555	2,882	26,542
Transfers between funds	(30,462)	68,731	63,188	181,415	(3,187)	(396)	(91,478)	96,728
Redemptions (notes 2, 3, and 4)	(2,864)	(5,366)	(7,316)	(44,400)	(531)	(352)	(530)	(383)
Adjustments to maintain reserves	(12)	1	(7)	1	1	-	(4)	-

Net equity transactions	(14,881)	89,202	55,865	168,794	(3,717)	2,807	(89,130)	122,887

Net change in contract owners’ equity	(8,905)	101,162	22,363	174,383	(4,666)	4,565	(100,567)	142,575
Contract owners’ equity at beginning of period	144,221	43,059	635,151	460,768	12,163	7,598	232,413	89,838

Contract owners’ equity at end of period	$135,316	144,221	657,514	635,151	7,497	12,163	131,846	232,413

CHANGE IN UNITS:
Beginning units	6,201	2,173	35,321	26,139	470	359	8,511	3,818
Units purchased	918	5,402	7,833	18,314	-	507	126	4,836
Units redeemed	(1,674)	(1,374)	(4,551)	(9,132)	(164)	(396)	(3,842)	(143)

Ending units	5,445	6,201	38,603	35,321	306	470	4,795	8,511

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVMS2		FTVRD2		FTVSI2		FTVUG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$299	644	1,854	2,508	15,235	39,119	1,320	1,042
Realized gain (loss) on investments	(6,124)	(291)	(10,121)	764	(10,645)	(4,178)	42	-
Change in unrealized gain (loss) on investments	232	5,029	17,459	15,638	7,925	(6,949)	135	794
Reinvested capital gains	415	3,446	7,864	31,100	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,178)	8,828	17,056	50,010	12,515	27,992	1,497	1,836

Equity transactions:
Purchase payments received from contract owners (note 4)	-	11,622	-	8,134	84,732	8	-	-
Transfers between funds	(20,006)	(24,673)	(116,534)	76,804	(320,048)	463,883	6,320	-
Redemptions (notes 2, 3, and 4)	(156)	(748)	(3,128)	(6,415)	(18,091)	(51,983)	(19)	(10)
Adjustments to maintain reserves	(9)	1	(2)	1	2	(2)	4	-

Net equity transactions	(20,171)	(13,798)	(119,664)	78,524	(253,405)	411,906	6,305	(10)

Net change in contract owners’ equity	(25,349)	(4,970)	(102,608)	128,534	(240,890)	439,898	7,802	1,826
Contract owners’ equity at beginning of period	37,054	42,024	290,652	162,118	676,793	236,895	36,937	35,111

Contract owners’ equity at end of period	$11,705	37,054	188,044	290,652	435,903	676,793	44,739	36,937

CHANGE IN UNITS:
Beginning units	1,293	1,797	17,559	12,657	33,749	12,765	2,778	2,779
Units purchased	-	439	1,398	5,352	11,457	31,652	1,389	-
Units redeemed	(863)	(943)	(9,161)	(450)	(24,190)	(10,668)	(926)	(1)

Ending units	430	1,293	9,796	17,559	21,016	33,749	3,241	2,778

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVMSA		GVFRB		GVR2XS		GVTRBE
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,004	1,399	75,896	19,065	-	-	30,062	37,452
Realized gain (loss) on investments	(1)	-	(34,497)	(3,198)	4,888	-	27,012	42
Change in unrealized gain (loss) on investments	2,678	1,979	20,309	22,611	-	-	164,647	22,116
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,681	3,378	61,708	38,478	4,888	-	221,721	59,610

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	129,929	281,706
Transfers between funds	-	13,207	1,730,051	(168,545)	(4,888)	-	355,626	146,034
Redemptions (notes 2, 3, and 4)	(28)	(21)	(54,365)	(82,835)	-	-	(189,140)	(100,265)
Adjustments to maintain reserves	-	(1)	(1)	-	-	-	(5)	2

Net equity transactions	(28)	13,185	1,675,685	(251,380)	(4,888)	-	296,410	327,477

Net change in contract owners’ equity	3,653	16,563	1,737,393	(212,902)	-	-	518,131	387,087
Contract owners’ equity at beginning of period	55,986	39,423	390,867	603,769	-	-	1,546,061	1,158,974

Contract owners’ equity at end of period	$59,639	55,986	2,128,260	390,867	-	-	2,064,192	1,546,061

CHANGE IN UNITS:
Beginning units	5,610	4,290	30,849	51,275	-	-	104,593	81,923
Units purchased	-	1,322	169,028	4,609	13,527	-	76,790	32,429
Units redeemed	(3)	(2)	(31,919)	(25,035)	(13,527)	-	(59,111)	(9,759)

Ending units	5,607	5,610	167,958	30,849	-	-	122,272	104,593

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RAF		RBF		RBKF		RBMF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	(99,629)	(1,949)	(2,815)	1,249	4,749	(1,869)	8,716	-
Change in unrealized gain (loss) on investments	-	(220)	(4,772)	21,946	(5,325)	5,435	-	-
Reinvested capital gains	-	-	4,769	2,008	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(99,629)	(2,169)	(2,818)	25,203	(576)	3,566	8,716	-

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	103,560	(27,272)	(22,105)	4,315	(42,907)	54,756	(8,502)	-
Redemptions (notes 2, 3, and 4)	(3,929)	(2)	(605)	(626)	(213)	(142)	(214)	-
Adjustments to maintain reserves	(2)	-	(20)	1	(3)	1	-	-

Net equity transactions	99,629	(27,274)	(22,730)	3,690	(43,123)	54,615	(8,716)	-

Net change in contract owners’ equity	-	(29,443)	(25,548)	28,893	(43,699)	58,181	-	-
Contract owners’ equity at beginning of period	-	29,443	97,373	68,480	58,181	-	-	-

Contract owners’ equity at end of period	$-	-	71,825	97,373	14,482	58,181	-	-

CHANGE IN UNITS:
Beginning units	-	22,203	1,738	1,524	5,741	-	-	-
Units purchased	1,310,838	24,178	6,283	4,196	7,242	10,314	2,669	-
Units redeemed	(1,310,838)	(46,381)	(6,964)	(3,982)	(11,422)	(4,573)	(2,669)	-

Ending units	-	-	1,057	1,738	1,561	5,741	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RCPF		RELF		RENF		RESF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	2,994	-	-	4	44	92	-
Realized gain (loss) on investments	(12,934)	1,983	28,486	(2,483)	224	3,260	(4,621)	(18,566)
Change in unrealized gain (loss) on investments	(29,588)	57,803	48,304	42,262	18	58	(4,841)	1,138
Reinvested capital gains	-	723	2,214	163	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(42,522)	63,503	79,004	39,942	246	3,362	(9,370)	(17,428)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	(93)	-	-	-	-	-
Transfers between funds	(301,589)	4,953	(87,814)	240,501	(431)	5,159	(896)	43,750
Redemptions (notes 2, 3, and 4)	(30)	(306)	(156)	(142)	(12)	(7,982)	(2,842)	(4,823)
Adjustments to maintain reserves	-	1	(8)	1	(1)	-	3	(1)

Net equity transactions	(301,619)	4,648	(88,071)	240,360	(444)	(2,823)	(3,735)	38,926

Net change in contract owners’ equity	(344,141)	68,151	(9,067)	280,302	(198)	539	(13,105)	21,498
Contract owners’ equity at beginning of period	344,141	275,990	307,577	27,275	539	-	21,498	-

Contract owners’ equity at end of period	$-	344,141	298,510	307,577	341	539	8,393	21,498

CHANGE IN UNITS:
Beginning units	10,110	9,919	8,245	1,165	48	-	3,859	-
Units purchased	-	3,233	6,931	9,084	3,525	11,031	-	29,327
Units redeemed	(10,110)	(3,042)	(10,045)	(2,004)	(3,527)	(10,983)	(1,455)	(25,468)

Ending units	-	10,110	5,131	8,245	46	48	2,404	3,859

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RHCF		RHYS		RINF		RJNF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	52	-
Realized gain (loss) on investments	1,718	(7,943)	(12,451)	-	18,230	291	(397)	(2,156)
Change in unrealized gain (loss) on investments	2,789	3,700	5,866	-	-	-	(13)	272
Reinvested capital gains	917	1,186	-	-	951	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,424	(3,057)	(6,585)	-	19,181	291	(358)	(1,884)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	50,830	6,704	170,009	-	(19,017)	(225)	4,288	1,324
Redemptions (notes 2, 3, and 4)	(148)	(210)	(28)	-	(165)	(67)	(142)	(144)
Adjustments to maintain reserves	9	1	(2)	-	1	1	1	-

Net equity transactions	50,691	6,495	169,979	-	(19,181)	(291)	4,147	1,180

Net change in contract owners’ equity	56,115	3,438	163,394	-	-	-	3,789	(704)
Contract owners’ equity at beginning of period	18,732	15,294	-	-	-	-	4,590	5,294

Contract owners’ equity at end of period	$74,847	18,732	163,394	-	-	-	8,379	4,590

CHANGE IN UNITS:
Beginning units	494	494	-	-	-	-	1,376	1,376
Units purchased	1,882	16,552	51,741	-	3,915	541	96,162	33,532
Units redeemed	(714)	(16,552)	(39,507)	-	(3,915)	(541)	(94,356)	(33,532)

Ending units	1,662	494	12,234	-	-	-	3,182	1,376

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RLF		RNF		ROF		RPMF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	142	1,332	-	2,720	319	19,283	-
Realized gain (loss) on investments	11,293	(1,515)	547	-	30,053	76,924	36,512	5
Change in unrealized gain (loss) on investments	3,262	-	14,201	(724)	15,656	149,912	365	-
Reinvested capital gains	2,252	570	15,625	-	108,529	5,761	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,807	(803)	31,705	(724)	156,958	232,916	56,160	5

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	15,325	33,744	-	-
Transfers between funds	157	1,008	10,607	156,585	59,367	(922,644)	127,767	(5)
Redemptions (notes 2, 3, and 4)	(147)	(206)	(25)	(2)	(22,615)	(12,334)	-	-
Adjustments to maintain reserves	(6)	1	13	1	16	(2)	-	-

Net equity transactions	4	803	10,595	156,584	52,093	(901,236)	127,767	(5)

Net change in contract owners’ equity	16,811	-	42,300	155,860	209,051	(668,320)	183,927	-
Contract owners’ equity at beginning of period	-	-	155,860	-	391,834	1,060,154	-	-

Contract owners’ equity at end of period	$16,811	-	198,160	155,860	600,885	391,834	183,927	-

CHANGE IN UNITS:
Beginning units	-	-	3,734	-	6,859	25,398	-	-
Units purchased	3,515	2,633	447	3,734	53,994	28,904	40,124	53
Units redeemed	(3,070)	(2,633)	(226)	-	(53,597)	(47,443)	(30,034)	(53)

Ending units	445	-	3,955	3,734	7,256	6,859	10,090	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RREF		RRF		RSRF		RTEC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,213	842	-	-	-	196	-	-
Realized gain (loss) on investments	(1,272)	5,507	(665)	553	(7,949)	(100)	110,416	18,179
Change in unrealized gain (loss) on investments	(7,881)	4,689	1,752	-	3,867	1,222	87,988	67,149
Reinvested capital gains	1,124	415	-	-	-	-	8,608	17,494

Net increase (decrease) in contract owners’ equity resulting from operations	(6,816)	11,453	1,087	553	(4,082)	1,318	207,012	102,822

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	15,048	29,760	-
Transfers between funds	4,173	(2,474)	13,155	(487)	(31,087)	956	(275,385)	605,004
Redemptions (notes 2, 3, and 4)	(78)	(153)	(74)	(65)	(210)	(328)	(15,872)	(56,417)
Adjustments to maintain reserves	(11)	(1)	16	(1)	-	-	15	(1)

Net equity transactions	4,084	(2,628)	13,097	(553)	(31,297)	15,676	(261,482)	548,586

Net change in contract owners’ equity	(2,732)	8,825	14,184	-	(35,379)	16,994	(54,470)	651,408
Contract owners’ equity at beginning of period	45,314	36,489	-	-	35,379	18,385	676,558	25,150

Contract owners’ equity at end of period	$42,582	45,314	14,184	-	-	35,379	622,088	676,558

CHANGE IN UNITS:
Beginning units	2,089	2,093	-	-	2,041	1,119	16,819	874
Units purchased	1,981	5,869	670	430	258	941	14,517	39,186
Units redeemed	(1,986)	(5,873)	(355)	(430)	(2,299)	(19)	(20,974)	(23,241)

Ending units	2,084	2,089	315	-	-	2,041	10,362	16,819

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RTF		RTRF		RUF		RUGB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	219	153
Realized gain (loss) on investments	(55,110)	(1,631)	(6,867)	-	232	-	(8,875)	139
Change in unrealized gain (loss) on investments	(33,413)	118,260	6,788	1,071	-	-	256	(731)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(88,523)	116,629	(79)	1,071	232	-	(8,400)	(439)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(135,721)	(244,268)	12,689	46,936	(230)	-	(29,854)	26,990
Redemptions (notes 2, 3, and 4)	(7)	(36)	(176)	-	(2)	-	(1,954)	(145)
Adjustments to maintain reserves	-	1	(10)	-	-	-	304	-

Net equity transactions	(135,728)	(244,303)	12,503	46,936	(232)	-	(31,504)	26,845

Net change in contract owners’ equity	(224,251)	(127,674)	12,424	48,007	-	-	(39,904)	26,406
Contract owners’ equity at beginning of period	224,251	351,925	48,007	-	-	-	39,904	13,498

Contract owners’ equity at end of period	$-	224,251	60,431	48,007	-	-	-	39,904

CHANGE IN UNITS:
Beginning units	4,424	11,284	1,579	-	-	-	1,857	734
Units purchased	3,106	572	8,925	1,579	7,439	-	110,894	10,137
Units redeemed	(7,530)	(7,432)	(9,091)	-	(7,439)	-	(112,751)	(9,014)

Ending units	-	4,424	1,413	1,579	-	-	-	1,857

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RUTL		RVARS		RVF		RVISC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	14	782	1,039	2,382	927	-	-
Realized gain (loss) on investments	(16,274)	4,951	2	624	277,305	(99,413)	(4,321)	-
Change in unrealized gain (loss) on investments	(430)	430	3,446	3,079	40,739	341,096	-	-
Reinvested capital gains	-	-	-	-	171,586	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(16,704)	5,395	4,230	4,742	492,012	242,610	(4,321)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(68,586)	80,077	-	(103,570)	187,678	40,414	4,321	-
Redemptions (notes 2, 3, and 4)	(140)	(43)	(48)	(39)	(37,565)	(19,941)	-	-
Adjustments to maintain reserves	-	1	(2)	-	(964)	-	-	-

Net equity transactions	(68,726)	80,035	(50)	(103,609)	149,149	20,473	4,321	-

Net change in contract owners’ equity	(85,430)	85,430	4,180	(98,867)	641,161	263,083	-	-
Contract owners’ equity at beginning of period	85,430	-	57,263	156,130	712,011	448,928	-	-

Contract owners’ equity at end of period	$-	85,430	61,443	57,263	1,353,172	712,011	-	-

CHANGE IN UNITS:
Beginning units	2,838	-	5,377	15,397	4,443	5,057	-	-
Units purchased	4,679	6,876	-	1,233	9,816	6,855	56,936	-
Units redeemed	(7,517)	(4,038)	(4)	(11,253)	(9,740)	(7,469)	(56,936)	-

Ending units	-	2,838	5,373	5,377	4,519	4,443	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVLCG		RVLCV		RVLDD		RVMCV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	414	450	-	-	-	-
Realized gain (loss) on investments	11,006	3,924	(9,290)	(2,905)	12,443	125	(65,177)	261
Change in unrealized gain (loss) on investments	5,169	620	(595)	12,466	-	-	59,183	-
Reinvested capital gains	12,618	982	1,593	675	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,793	5,526	(7,878)	10,686	12,443	125	(5,994)	261

Equity transactions:
Purchase payments received from contract owners (note 4)	95	-	95	-	-	-	160	-
Transfers between funds	31,539	32,506	(70,351)	219,859	(12,200)	(125)	570,771	(162)
Redemptions (notes 2, 3, and 4)	(5,386)	(18,959)	(11,986)	(20,403)	(243)	-	(1,784)	(99)
Adjustments to maintain reserves	17	-	(11)	1	-	-	(15)	-

Net equity transactions	26,265	13,547	(82,253)	199,457	(12,443)	(125)	569,132	(261)

Net change in contract owners’ equity	55,058	19,073	(90,131)	210,143	-	-	563,138	-
Contract owners’ equity at beginning of period	19,073	-	218,172	8,029	-	-	-	-

Contract owners’ equity at end of period	$74,131	19,073	128,041	218,172	-	-	563,138	-

CHANGE IN UNITS:
Beginning units	536	-	7,629	346	-	-	-	-
Units purchased	9,672	4,452	43,388	12,160	5,863	174	37,059	4,803
Units redeemed	(8,572)	(3,916)	(46,011)	(4,877)	(5,863)	(174)	(17,472)	(4,803)

Ending units	1,636	536	5,006	7,629	-	-	19,587	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVMFU		RVSCG		RVSCV		SBLJ
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,079	619	-	-	-	-	-	121
Realized gain (loss) on investments	289	267	3,691	-	(39,819)	7,020	(1,075)	228
Change in unrealized gain (loss) on investments	(1,861)	4,264	41,417	-	27,595	-	(1,822)	2,490
Reinvested capital gains	451	-	-	-	-	-	-	1,334

Net increase (decrease) in contract owners’ equity resulting from operations	1,958	5,150	45,108	-	(12,224)	7,020	(2,897)	4,173

Equity transactions:
Purchase payments received from contract owners (note 4)	833	1,950	11,520	-	-	-	-	-
Transfers between funds	2,388	12,116	189,474	-	268,848	(6,018)	(481)	(184)
Redemptions (notes 2, 3, and 4)	(784)	(8,728)	(624)	-	(773)	(1,002)	(12,718)	(107)
Adjustments to maintain reserves	3	1	11	-	(4)	-	-	-

Net equity transactions	2,440	5,339	200,381	-	268,071	(7,020)	(13,199)	(291)

Net change in contract owners’ equity	4,398	10,489	245,489	-	255,847	-	(16,096)	3,882
Contract owners’ equity at beginning of period	76,225	65,736	-	-	-	-	16,096	12,214

Contract owners’ equity at end of period	$80,623	76,225	245,489	-	255,847	-	-	16,096

CHANGE IN UNITS:
Beginning units	10,219	9,531	-	-	-	-	555	559
Units purchased	1,690	3,305	17,725	-	29,892	12,196	-	53
Units redeemed	(1,374)	(2,617)	(10,828)	-	(16,952)	(12,196)	(555)	(57)

Ending units	10,535	10,219	6,897	-	12,940	-	-	555

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SBLP		SBLQ		SBLY		ACC1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	12,460	181	148	649	788	5,947	-
Realized gain (loss) on investments	5,140	(945)	(6)	(2)	3	1	16,665	-
Change in unrealized gain (loss) on investments	4,496	6,039	(1,682)	2,485	14,222	7,214	67,341	-
Reinvested capital gains	-	-	1,307	1,097	2,224	3,439	6,524	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,636	17,554	(200)	3,728	17,098	11,442	96,477	-

Equity transactions:
Purchase payments received from contract owners (note 4)	-	76,512	-	-	-	-	336,331	-
Transfers between funds	(217,839)	(930)	-	-	-	-	(109,504)	-
Redemptions (notes 2, 3, and 4)	-	(8,411)	(18)	(22)	(19)	(17)	(1,032)	-
Adjustments to maintain reserves	-	(1)	7	(1)	(15)	(1)	(7)	-

Net equity transactions	(217,839)	67,170	(11)	(23)	(34)	(18)	225,788	-

Net change in contract owners’ equity	(208,203)	84,724	(211)	3,705	17,064	11,424	322,265	-
Contract owners’ equity at beginning of period	208,203	123,479	20,224	16,519	45,159	33,735	-	-

Contract owners’ equity at end of period	$-	208,203	20,013	20,224	62,223	45,159	322,265	-

CHANGE IN UNITS:
Beginning units	12,643	8,376	918	919	1,424	1,425	-	-
Units purchased	79,458	4,849	-	-	-	-	22,450	-
Units redeemed	(92,101)	(582)	(1)	(1)	(1)	(1)	(10,032)	-

Ending units	-	12,643	917	918	1,423	1,424	12,418	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AVHY1		AVIE		IVBRA2		IVCPBI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	2,081	37	24,012	-	17,387	8,796
Realized gain (loss) on investments	24,706	42,545	60	2,475	(4,090)	(2,407)	2,786	(476)
Change in unrealized gain (loss) on investments	-	-	12,837	4,657	(7,633)	44,299	36,818	22,853
Reinvested capital gains	-	-	2,005	150	16,041	-	4,956	-

Net increase (decrease) in contract owners’ equity resulting from operations	24,706	42,545	16,983	7,319	28,330	41,892	61,947	31,173

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	40,027	14,316	(6,940)	-	80,054
Transfers between funds	(24,686)	(42,476)	34,795	(2,064)	11,480	6,578	531,290	40,263
Redemptions (notes 2, 3, and 4)	(20)	(68)	(1,276)	(1,981)	(2,265)	(12,127)	(2,831)	(4,017)
Adjustments to maintain reserves	-	(1)	(6)	1	(8)	1	2	(1)

Net equity transactions	(24,706)	(42,545)	33,513	35,983	23,523	(12,488)	528,461	116,299

Net change in contract owners’ equity	-	-	50,496	43,302	51,853	29,404	590,408	147,472
Contract owners’ equity at beginning of period	-	-	61,913	18,611	324,158	294,754	421,558	274,086

Contract owners’ equity at end of period	$-	-	112,409	61,913	376,011	324,158	1,011,966	421,558

CHANGE IN UNITS:
Beginning units	-	-	4,184	1,617	23,199	24,234	35,688	25,770
Units purchased	78,221	81,943	2,567	4,325	3,928	833	45,237	14,465
Units redeemed	(78,221)	(81,943)	(87)	(1,758)	(2,661)	(1,868)	(2,845)	(4,547)

Ending units	-	-	6,664	4,184	24,466	23,199	78,080	35,688

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVDDI		IVGMMI		IVGS1		IVHS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$6,808	9,580	22,064	155,981	94	813	283	33
Realized gain (loss) on investments	(51,364)	5,983	-	-	4	20,594	7	(456)
Change in unrealized gain (loss) on investments	(9,248)	50,419	-	-	137	897	10,306	15,817
Reinvested capital gains	5,662	17,779	-	-	-	-	2,154	1,853

Net increase (decrease) in contract owners’ equity resulting from operations	(48,142)	83,761	22,064	155,981	235	22,304	12,750	17,247

Equity transactions:
Purchase payments received from contract owners (note 4)	1,426	13,957	8,927,888	18,447,357	-	-	-	-
Transfers between funds	(116,447)	(61,545)	(4,005,731)	(22,728,411)	-	(499,851)	-	58,270
Redemptions (notes 2, 3, and 4)	(1,139)	(18,830)	(5,982,190)	(2,297,409)	(89)	(487)	(194)	(156)
Adjustments to maintain reserves	7	(1)	(14)	(36)	(6)	1	19	2

Net equity transactions	(116,153)	(66,419)	(1,060,047)	(6,578,499)	(95)	(500,337)	(175)	58,116

Net change in contract owners’ equity	(164,295)	17,342	(1,037,983)	(6,422,518)	140	(478,033)	12,575	75,363
Contract owners’ equity at beginning of period	357,406	340,064	5,623,245	12,045,763	3,758	481,791	88,396	13,033

Contract owners’ equity at end of period	$193,111	357,406	4,585,262	5,623,245	3,898	3,758	100,971	88,396

CHANGE IN UNITS:
Beginning units	15,005	17,860	539,441	1,177,433	253	34,418	2,322	454
Units purchased	3,581	3,671	3,480,438	3,172,229	-	1,984	-	1,959
Units redeemed	(10,490)	(6,526)	(3,581,287)	(3,810,221)	(6)	(36,149)	(5)	(91)

Ending units	8,096	15,005	438,592	539,441	247	253	2,317	2,322

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVKEI1		IVMCC2		IVRE		IVT
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$17,406	14,363	95	16	12,313	7,765	-	-
Realized gain (loss) on investments	(302)	1,091	(19)	(820)	(6,864)	723	443	(3,270)
Change in unrealized gain (loss) on investments	43,659	51,733	(2,364)	2,495	(47,152)	24,417	54,920	71,427
Reinvested capital gains	32,064	40,098	4,113	821	6,878	199	31,622	26,511

Net increase (decrease) in contract owners’ equity resulting from operations	92,827	107,285	1,825	2,512	(34,825)	33,104	86,985	94,668

Equity transactions:
Purchase payments received from contract owners (note 4)	-	4,251	-	11,848	71,812	62,750	-	2,330
Transfers between funds	117,984	(54,793)	-	-	(10,356)	10,020	29,929	88,341
Redemptions (notes 2, 3, and 4)	(3,011)	(4,475)	(120)	(36)	(2,516)	(2,153)	(52,704)	(51,411)
Adjustments to maintain reserves	(2)	(2)	(12)	-	8	(2)	28	-

Net equity transactions	114,971	(55,019)	(132)	11,812	58,948	70,615	(22,747)	39,260

Net change in contract owners’ equity	207,798	52,266	1,693	14,324	24,123	103,719	64,238	133,928
Contract owners’ equity at beginning of period	592,162	539,896	20,670	6,346	241,250	137,531	377,766	243,838

Contract owners’ equity at end of period	$799,960	592,162	22,363	20,670	265,373	241,250	442,004	377,766

CHANGE IN UNITS:
Beginning units	27,526	30,208	775	298	9,657	6,772	9,079	7,963
Units purchased	6,440	527	-	845	3,799	3,327	4,068	4,304
Units redeemed	(146)	(3,209)	(5)	(368)	(1,341)	(442)	(5,877)	(3,188)

Ending units	33,820	27,526	770	775	12,115	9,657	7,270	9,079

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVGIS		OVGSS		OVIGS		OVSBS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$468	334	779	661	721	610	1,126	699
Realized gain (loss) on investments	(13,834)	(5,124)	(22,201)	(261)	(185)	(171)	(15)	(1)
Change in unrealized gain (loss) on investments	-	3,911	64,988	10,221	25,375	12,491	688	1,357
Reinvested capital gains	3,959	6,621	6,461	14,939	1,514	4,219	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,407)	5,742	50,027	25,560	27,425	17,149	1,799	2,055

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	82,532	-	6,019	100	-
Transfers between funds	9,562	(41,871)	(30,351)	74,374	38,879	15,203	111,477	-
Redemptions (notes 2, 3, and 4)	(155)	(254)	(22,927)	(422)	(1,220)	(30,096)	(324)	(24)
Adjustments to maintain reserves	-	(1)	(8)	-	(11)	1	2	-

Net equity transactions	9,407	(42,126)	(53,286)	156,484	37,648	(8,873)	111,255	(24)

Net change in contract owners’ equity	-	(36,384)	(3,259)	182,044	65,073	8,276	113,054	2,031
Contract owners’ equity at beginning of period	-	36,384	215,561	33,517	64,607	56,331	21,414	19,383

Contract owners’ equity at end of period	$-	-	212,302	215,561	129,680	64,607	134,468	21,414

CHANGE IN UNITS:
Beginning units	-	1,671	8,510	1,739	3,445	3,843	1,592	1,594
Units purchased	2,877	1,584	2,994	6,885	2,705	1,314	8,137	-
Units redeemed	(2,877)	(3,255)	(4,922)	(114)	(437)	(1,712)	(24)	(2)

Ending units	-	-	6,582	8,510	5,713	3,445	9,705	1,592

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVTRBS		WRBDP		WRBP		WRENG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,210	6,311	21,702	-	-	-	25	-
Realized gain (loss) on investments	6,796	(52)	54,836	-	(4,145)	-	(4,411)	111
Change in unrealized gain (loss) on investments	(786)	10,622	50,403	11,873	8,071	394	16	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,220	16,881	126,941	11,873	3,926	394	(4,370)	111

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	34,751	58,687	-	-	-	-
Transfers between funds	(63,471)	7,518	550,947	720,197	111,890	39,474	5,992	(111)
Redemptions (notes 2, 3, and 4)	(424)	(17,908)	(1,100)	(1)	(39,618)	-	-	-
Adjustments to maintain reserves	2	-	-	(1)	(2)	(1)	(2)	-

Net equity transactions	(63,893)	(10,390)	584,598	778,882	72,270	39,473	5,990	(111)

Net change in contract owners’ equity	(55,673)	6,491	711,539	790,755	76,196	39,867	1,620	-
Contract owners’ equity at beginning of period	188,602	182,111	790,755	-	39,867	-	-	-

Contract owners’ equity at end of period	$132,929	188,602	1,502,294	790,755	116,063	39,867	1,620	-

CHANGE IN UNITS:
Beginning units	13,619	14,367	54,390	-	1,650	-	-	-
Units purchased	5,568	1,840	122,733	54,390	5,808	1,650	12,235	3,981
Units redeemed	(10,415)	(2,588)	(84,002)	-	(3,248)	-	(11,927)	(3,981)

Ending units	8,772	13,619	93,121	54,390	4,210	1,650	308	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRGBP		WRGNR		WRHIP		WRLTBP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$7,807	2,699	1,017	528	46,864	6,916	776	499
Realized gain (loss) on investments	2,702	1,061	(12)	(7)	(24,066)	5,741	17	1
Change in unrealized gain (loss) on investments	5,433	4,310	(7,610)	4,238	5,127	3,155	380	644
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,942	8,070	(6,605)	4,759	27,925	15,812	1,173	1,144

Equity transactions:
Purchase payments received from contract owners (note 4)	83,207	62,804	-	-	-	-	-	-
Transfers between funds	(4,987)	(31,343)	-	-	399,768	(80,679)	4,110	-
Redemptions (notes 2, 3, and 4)	(3,903)	(12,177)	(19)	(26)	(697)	(43)	(47)	(85)
Adjustments to maintain reserves	(2)	-	1	-	(2)	-	5	(1)

Net equity transactions	74,315	19,284	(18)	(26)	399,069	(80,722)	4,068	(86)

Net change in contract owners’ equity	90,257	27,354	(6,623)	4,733	426,994	(64,910)	5,241	1,058
Contract owners’ equity at beginning of period	133,190	105,836	55,066	50,333	34,068	98,978	28,142	27,084

Contract owners’ equity at end of period	$223,447	133,190	48,443	55,066	461,062	34,068	33,383	28,142

CHANGE IN UNITS:
Beginning units	10,344	8,994	7,970	7,974	1,629	5,262	2,559	2,567
Units purchased	12,966	8,544	-	-	70,837	36,406	445	-
Units redeemed	(7,265)	(7,194)	(3)	(4)	(51,676)	(40,039)	(89)	(8)

Ending units	16,045	10,344	7,967	7,970	20,790	1,629	2,915	2,559

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRMCG		WRSTP		WRVP		JABIN
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	-	-	602	-	49,440	44,527
Realized gain (loss) on investments	59	(6,438)	4,647	115	24	1	(26,029)	196,524
Change in unrealized gain (loss) on investments	10,803	-	49,519	28,224	(1,209)	3,219	120,083	107,174
Reinvested capital gains	246	-	37,419	29,784	1,258	-	21,342	62,407

Net increase (decrease) in contract owners’ equity resulting from operations	11,108	(6,438)	91,585	58,123	675	3,220	164,836	410,632

Equity transactions:
Purchase payments received from contract owners (note 4)	2,999	-	-	-	-	31,669	127,014	186,859
Transfers between funds	76,042	6,465	(72,776)	249,773	186	-	298,045	800,594
Redemptions (notes 2, 3, and 4)	(212)	(27)	(120)	(1,590)	(1,399)	(33)	(487,570)	(263,227)
Adjustments to maintain reserves	(2)	-	(21)	(1)	(2)	-	(10)	(20)

Net equity transactions	78,827	6,438	(72,917)	248,182	(1,215)	31,636	(62,521)	724,206

Net change in contract owners’ equity	89,935	-	18,668	306,305	(540)	34,856	102,315	1,134,838
Contract owners’ equity at beginning of period	-	-	348,619	42,314	34,856	-	2,536,281	1,401,443

Contract owners’ equity at end of period	$89,935	-	367,287	348,619	34,316	34,856	2,638,596	2,536,281

CHANGE IN UNITS:
Beginning units	-	-	8,082	1,466	1,247	-	90,904	61,576
Units purchased	1,585	7,200	580	7,949	8	1,248	44,347	148,214
Units redeemed	(4)	(7,200)	(2,372)	(1,333)	(51)	(1)	(52,520)	(118,886)

Ending units	1,581	-	6,290	8,082	1,204	1,247	82,731	90,904

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JAEI		JAFBS		JAFRIN		JAGRIN
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$806	1,628	4,446	4,472	8,472	1,551	519	129
Realized gain (loss) on investments	29,318	39,320	23	(61)	9,806	(610)	294	(2,980)
Change in unrealized gain (loss) on investments	26,462	129,750	12,259	9,431	297,890	206,494	8,720	4,802
Reinvested capital gains	50,343	45,694	-	-	79,779	70,001	3,259	-

Net increase (decrease) in contract owners’ equity resulting from operations	106,929	216,392	16,728	13,842	395,947	277,436	12,792	1,951

Equity transactions:
Purchase payments received from contract owners (note 4)	88,742	50,197	33,978	-	9,983	97,698	5,705	55,827
Transfers between funds	(279,659)	209,120	-	-	(332,427)	352,855	107	(20,102)
Redemptions (notes 2, 3, and 4)	(21,869)	(48,131)	(1,623)	(2,734)	(58,827)	(7,224)	(165)	(71)
Adjustments to maintain reserves	22	-	(1)	(1)	(10)	-	8	(1)

Net equity transactions	(212,764)	211,186	32,354	(2,735)	(381,281)	443,329	5,655	35,653

Net change in contract owners’ equity	(105,835)	427,578	49,082	11,107	14,666	720,765	18,447	37,604
Contract owners’ equity at beginning of period	969,510	541,932	161,230	150,123	1,411,113	690,348	59,058	21,454

Contract owners’ equity at end of period	$863,675	969,510	210,312	161,230	1,425,779	1,411,113	77,505	59,058

CHANGE IN UNITS:
Beginning units	21,224	16,073	12,979	13,206	36,580	24,546	2,508	1,175
Units purchased	4,353	9,078	2,504	-	923	18,067	734	3,207
Units redeemed	(9,752)	(3,927)	(127)	(227)	(10,989)	(6,033)	(501)	(1,874)

Ending units	15,825	21,224	15,356	12,979	26,514	36,580	2,741	2,508

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JAIG		JARIN		JIULVV		JMCVIN
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$379	400	263	489	10,502	1,519	3,058	1,730
Realized gain (loss) on investments	1,246	(1,515)	47	21,293	(703)	15,992	(5,819)	(34)
Change in unrealized gain (loss) on investments	4,453	5,956	10,386	(3,420)	(22,737)	9,020	6,124	22,806
Reinvested capital gains	-	-	3,833	16,259	34,762	1,516	4,810	8,623

Net increase (decrease) in contract owners’ equity resulting from operations	6,078	4,841	14,529	34,621	21,824	28,047	8,173	33,125

Equity transactions:
Purchase payments received from contract owners (note 4)	51,656	-	-	-	247,034	135,699	20,455	60,517
Transfers between funds	(782)	3,374	-	(121,001)	(7,828)	170,021	60,950	18,082
Redemptions (notes 2, 3, and 4)	(307)	(137)	(182)	(34)	(44,454)	(1,761)	(1,522)	(1,967)
Adjustments to maintain reserves	4	1	18	1	6	(1)	(8)	-

Net equity transactions	50,571	3,238	(164)	(121,034)	194,758	303,958	79,875	76,632

Net change in contract owners’ equity	56,649	8,079	14,365	(86,413)	216,582	332,005	88,048	109,757
Contract owners’ equity at beginning of period	25,258	17,179	44,144	130,557	365,587	33,582	205,180	95,423

Contract owners’ equity at end of period	$81,907	25,258	58,509	44,144	582,169	365,587	293,228	205,180

CHANGE IN UNITS:
Beginning units	1,661	1,435	1,314	5,267	24,975	2,938	8,401	5,093
Units purchased	3,977	1,419	-	-	17,072	97,351	5,149	3,396
Units redeemed	(1,007)	(1,193)	(4)	(3,953)	(3,623)	(75,314)	(1,433)	(88)

Ending units	4,631	1,661	1,310	1,314	38,424	24,975	12,117	8,401

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JHEVTN		JPIGA2		JPIIB2		LZREMS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$12,258	14,137	7,948	6,828	8,267	6,900	5,815	2,728
Realized gain (loss) on investments	(38,151)	(18,512)	(4,967)	88	22,077	4,846	(42,707)	(31,059)
Change in unrealized gain (loss) on investments	39,106	52,510	54,466	44,994	(17,597)	40,034	12,005	78,941
Reinvested capital gains	-	-	4,260	-	-	581	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,213	48,135	61,707	51,910	12,747	52,361	(24,887)	50,610

Equity transactions:
Purchase payments received from contract owners (note 4)	43,792	178,328	-	152,893	-	5,711	-	18,767
Transfers between funds	5,454	(21,275)	(35,088)	116,034	(428,179)	485,265	59,508	(13,517)
Redemptions (notes 2, 3, and 4)	(10,733)	(938)	(2,938)	(18,100)	(476)	(51,760)	(103,586)	(19,066)
Adjustments to maintain reserves	(7)	1	(4)	1	2	(1)	(4)	1

Net equity transactions	38,506	156,116	(38,030)	250,828	(428,653)	439,215	(44,082)	(13,815)

Net change in contract owners’ equity	51,719	204,251	23,677	302,738	(415,906)	491,576	(68,969)	36,795
Contract owners’ equity at beginning of period	568,586	364,335	531,286	228,548	687,408	195,832	338,294	301,499

Contract owners’ equity at end of period	$620,305	568,586	554,963	531,286	271,502	687,408	269,325	338,294

CHANGE IN UNITS:
Beginning units	40,756	28,931	40,314	20,217	54,410	17,712	11,731	12,352
Units purchased	11,984	20,063	26,007	21,582	2,642	51,959	7,680	7,045
Units redeemed	(9,830)	(8,238)	(29,830)	(1,485)	(36,627)	(15,261)	(9,951)	(7,666)

Ending units	42,910	40,756	36,491	40,314	20,425	54,410	9,460	11,731

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LZRGDM		LZRIES		LZRUSM		LPVCAI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	30	3,412	840	293	-	166	190
Realized gain (loss) on investments	(2,525)	-	(20,246)	(10,982)	(1,363)	(8,285)	(36)	(33)
Change in unrealized gain (loss) on investments	(7,048)	7,048	19,972	55,989	6,923	55,633	1,464	3,809
Reinvested capital gains	-	88	5,000	-	11,204	3,629	1,955	358

Net increase (decrease) in contract owners’ equity resulting from operations	(9,573)	7,166	8,138	45,847	17,057	50,977	3,549	4,324

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	555	1,300	-	-
Transfers between funds	(59,197)	61,610	67,221	13,458	8,453	(39,277)	-	-
Redemptions (notes 2, 3, and 4)	-	(8)	(107,312)	(36,653)	(3,979)	(22,842)	(702)	(1,250)
Adjustments to maintain reserves	-	2	3	1	16	-	(2)	(2)

Net equity transactions	(59,197)	61,604	(40,088)	(23,194)	5,045	(60,819)	(704)	(1,252)

Net change in contract owners’ equity	(68,770)	68,770	(31,950)	22,653	22,102	(9,842)	2,845	3,072
Contract owners’ equity at beginning of period	68,770	-	261,598	238,945	161,210	171,052	20,807	17,735

Contract owners’ equity at end of period	$-	68,770	229,648	261,598	183,312	161,210	23,652	20,807

CHANGE IN UNITS:
Beginning units	3,947	-	12,786	14,132	5,089	7,016	750	799
Units purchased	-	3,948	9,580	3,366	687	25,835	-	-
Units redeemed	(3,947)	(1)	(11,996)	(4,712)	(356)	(27,762)	(28)	(49)

Ending units	-	3,947	10,370	12,786	5,420	5,089	722	750

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LPVCII		LPVQD2		LVCLGI		SBVSG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,633	-	254	333	97	788	-	-
Realized gain (loss) on investments	131	4,458	(12)	1	688	244	(35,093)	(64,016)
Change in unrealized gain (loss) on investments	66,535	-	(1,647)	1,943	161,126	23,609	252,428	76,726
Reinvested capital gains	2,248	-	-	-	23,977	10,927	89,492	52,464

Net increase (decrease) in contract owners’ equity resulting from operations	72,547	4,458	(1,405)	2,277	185,888	35,568	306,827	65,174

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	84,298	21,648
Transfers between funds	209,431	(4,458)	-	-	234,859	152,797	123,917	301,335
Redemptions (notes 2, 3, and 4)	(513)	-	(141)	(153)	(1,796)	(903)	(15,469)	(6,984)
Adjustments to maintain reserves	12	-	(2)	-	3	1	(15)	1

Net equity transactions	208,930	(4,458)	(143)	(153)	233,066	151,895	192,731	316,000

Net change in contract owners’ equity	281,477	-	(1,548)	2,124	418,954	187,463	499,558	381,174
Contract owners’ equity at beginning of period	-	-	16,848	14,724	249,609	62,146	861,211	480,037

Contract owners’ equity at end of period	$281,477	-	15,300	16,848	668,563	249,609	1,360,769	861,211

CHANGE IN UNITS:
Beginning units	-	-	1,139	1,150	6,900	2,271	34,350	24,231
Units purchased	9,984	8,977	-	-	7,282	4,671	15,112	40,863
Units redeemed	(19)	(8,977)	(11)	(11)	(45)	(42)	(11,483)	(30,744)

Ending units	9,965	-	1,128	1,139	14,137	6,900	37,979	34,350

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SBVHY		LOVBD		LOVCDG		MNCPS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,979	3,665	101,486	67,890	3,489	4,854	3,706	5,504
Realized gain (loss) on investments	36,152	4,541	38,739	15,575	-	-	227,416	2,591
Change in unrealized gain (loss) on investments	2,041	4,423	16,485	(1,978)	41,239	(1,975)	89,580	(5,175)
Reinvested capital gains	-	-	-	-	6,507	11,030	8,751	61,570

Net increase (decrease) in contract owners’ equity resulting from operations	41,172	12,629	156,710	81,487	51,235	13,909	329,453	64,490

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	24,016	-	-	46,021	10,475
Transfers between funds	(35,832)	(3,489)	890,750	1,539,548	15,013	315,586	201,988	503,077
Redemptions (notes 2, 3, and 4)	(301)	(76)	(32,120)	(7,357)	(1)	-	(63,768)	(72,493)
Adjustments to maintain reserves	(4)	-	(5)	1	(3)	-	4	-

Net equity transactions	(36,137)	(3,565)	858,625	1,556,208	15,009	315,586	184,245	441,059

Net change in contract owners’ equity	5,035	9,064	1,015,335	1,637,695	66,244	329,495	513,698	505,549
Contract owners’ equity at beginning of period	71,263	62,199	1,780,004	142,309	329,495	-	719,233	213,684

Contract owners’ equity at end of period	$76,298	71,263	2,795,339	1,780,004	395,739	329,495	1,232,931	719,233

CHANGE IN UNITS:
Beginning units	2,984	2,979	82,505	7,477	9,575	-	56,967	20,674
Units purchased	99,279	23,389	180,974	135,558	389	9,575	133,377	46,169
Units redeemed	(99,286)	(23,384)	(142,732)	(60,530)	-	-	(118,383)	(9,876)

Ending units	2,977	2,984	120,747	82,505	9,964	9,575	71,961	56,967

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MEGSS		MNDSC		MVFSC		DTRTFY
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	-	-	1,442	3,334	36,178	42,409
Realized gain (loss) on investments	21,336	3,913	6	-	8,572	10,519	7,140	3,649
Change in unrealized gain (loss) on investments	36,057	20,482	4,878	-	(2,961)	17,095	9,885	6,289
Reinvested capital gains	13,573	12,237	523	-	4,847	8,012	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	70,966	36,632	5,407	-	11,900	38,960	53,203	52,347

Equity transactions:
Purchase payments received from contract owners (note 4)	7,159	31,970	12,717	-	52,273	20,340	114,665	109,175
Transfers between funds	212,488	10,685	45,212	-	126,966	68,694	113,480	911,335
Redemptions (notes 2, 3, and 4)	(19,108)	(10,716)	(222)	-	(10,046)	(41,618)	(115,400)	(133,005)
Adjustments to maintain reserves	(7)	-	3	-	5	(1)	-	(1)

Net equity transactions	200,532	31,939	57,710	-	169,198	47,415	112,745	887,504

Net change in contract owners’ equity	271,498	68,571	63,117	-	181,098	86,375	165,948	939,851
Contract owners’ equity at beginning of period	149,553	80,982	-	-	187,221	100,846	1,400,917	461,066

Contract owners’ equity at end of period	$421,051	149,553	63,117	-	368,319	187,221	1,566,865	1,400,917

CHANGE IN UNITS:
Beginning units	8,008	5,975	-	-	12,594	8,785	130,915	46,005
Units purchased	15,859	2,676	3,849	-	21,013	10,090	37,366	98,080
Units redeemed	(6,726)	(643)	(14)	-	(9,604)	(6,281)	(27,265)	(13,170)

Ending units	17,141	8,008	3,835	-	24,003	12,594	141,016	130,915

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVEXD		GVIXY		MCIFD		NVBXD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$37,969	25,837	39,594	61,674	6,769	8,024	6,458	7,341
Realized gain (loss) on investments	98,136	28,730	(70,242)	16,091	(57,358)	(3,914)	7,967	1,053
Change in unrealized gain (loss) on investments	195,956	238,720	68,425	247,175	90,714	24,698	8,319	16,433
Reinvested capital gains	43,102	59,353	56,503	3,345	30,654	88,326	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	375,163	352,640	94,280	328,285	70,779	117,134	22,744	24,827

Equity transactions:
Purchase payments received from contract owners (note 4)	930,657	212,789	18,730	246,452	33,940	136,418	-	69,083
Transfers between funds	865,911	(125,534)	(238,654)	71,381	(29,464)	63,798	(29,469)	(25,858)
Redemptions (notes 2, 3, and 4)	(31,476)	(97,464)	(117,440)	(29,976)	(15,563)	(39,557)	(1,134)	(47,796)
Adjustments to maintain reserves	64	-	6	1	9	(2)	(3)	1

Net equity transactions	1,765,156	(10,209)	(337,358)	287,858	(11,078)	160,657	(30,606)	(4,570)

Net change in contract owners’ equity	2,140,319	342,431	(243,078)	616,143	59,701	277,791	(7,862)	20,257
Contract owners’ equity at beginning of period	1,458,209	1,115,778	2,014,249	1,398,106	691,917	414,126	332,717	312,460

Contract owners’ equity at end of period	$3,598,528	1,458,209	1,771,171	2,014,249	751,618	691,917	324,855	332,717

CHANGE IN UNITS:
Beginning units	75,474	75,655	163,518	137,994	41,967	31,543	27,759	28,246
Units purchased	127,245	28,670	35,693	40,513	8,138	14,259	4,764	7,348
Units redeemed	(44,798)	(28,851)	(65,318)	(14,989)	(9,761)	(3,835)	(7,209)	(7,835)

Ending units	157,921	75,474	133,893	163,518	40,344	41,967	25,314	27,759

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVDCAP		NVFIY		NVMMV1		NVSIXD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	(26)	-	4,155	4,645	12,482	5,956
Realized gain (loss) on investments	(6,966)	-	410	-	(51)	(11)	(92,740)	(3,967)
Change in unrealized gain (loss) on investments	-	-	-	-	(6,436)	1,510	361,983	(63,933)
Reinvested capital gains	-	-	-	-	-	30,650	54,109	152,456

Net increase (decrease) in contract owners’ equity resulting from operations	(6,966)	-	384	-	(2,332)	36,794	335,834	90,512

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	1,943	4,550	235,165	254,601
Transfers between funds	6,986	-	224	-	-	28,042	405,611	47,769
Redemptions (notes 2, 3, and 4)	(20)	-	(608)	-	(67)	(27)	(78,090)	(4,206)
Adjustments to maintain reserves	-	-	-	-	1	-	(4)	1

Net equity transactions	6,966	-	(384)	-	1,877	32,565	562,682	298,165

Net change in contract owners’ equity	-	-	-	-	(455)	69,359	898,516	388,677
Contract owners’ equity at beginning of period	-	-	-	-	217,080	147,721	655,930	267,253

Contract owners’ equity at end of period	$-	-	-	-	216,625	217,080	1,554,446	655,930

CHANGE IN UNITS:
Beginning units	-	-	-	-	18,587	15,680	42,912	21,871
Units purchased	23,849	-	14,271	-	171	2,909	56,952	23,169
Units redeemed	(23,849)	-	(14,271)	-	(9)	(2)	(14,704)	(2,128)

Ending units	-	-	-	-	18,749	18,587	85,160	42,912

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SAMY		TRF		AMCG		AMRI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,961	6,091	-	-	-	-	591	1,272
Realized gain (loss) on investments	-	-	-	-	1,506	13,544	(38,482)	(6,337)
Change in unrealized gain (loss) on investments	-	-	31	-	146,641	16,622	12,451	11,598
Reinvested capital gains	-	-	-	-	18,933	7,566	-	20,697

Net increase (decrease) in contract owners’ equity resulting from operations	4,961	6,091	31	-	167,080	37,732	(25,440)	27,230

Equity transactions:
Purchase payments received from contract owners (note 4)	20,127,573	1,291,601	-	-	-	-	962	5,040
Transfers between funds	(12,674,935)	(642,545)	4,059	-	190,468	(36,615)	(27,073)	(64,755)
Redemptions (notes 2, 3, and 4)	(212,330)	(47,219)	(1)	-	(2,445)	(3,441)	(10,557)	(3,647)
Adjustments to maintain reserves	(190)	-	(7)	-	7	1	(5)	1

Net equity transactions	7,240,118	601,837	4,051	-	188,030	(40,055)	(36,673)	(63,361)

Net change in contract owners’ equity	7,245,079	607,928	4,082	-	355,110	(2,323)	(62,113)	(36,131)
Contract owners’ equity at beginning of period	607,928	-	-	-	111,734	114,057	120,454	156,585

Contract owners’ equity at end of period	$7,853,007	607,928	4,082	-	466,844	111,734	58,341	120,454

CHANGE IN UNITS:
Beginning units	60,063	-	-	-	2,563	3,473	4,325	6,563
Units purchased	4,658,275	576,068	288	-	5,199	589	285	884
Units redeemed	(3,944,731)	(516,005)	(1)	-	(112)	(1,499)	(2,459)	(3,122)

Ending units	773,607	60,063	287	-	7,650	2,563	2,151	4,325

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMTB		NBARMS		NO7TB3		NOTB2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,620	2,416	261	46	4,653	3,865	5,311	-
Realized gain (loss) on investments	(8,443)	-	-	-	(2,327)	104	943	-
Change in unrealized gain (loss) on investments	1,622	1,918	179	4,110	1,185	24,018	6,393	-
Reinvested capital gains	-	-	2,151	-	6,137	5,390	3,261	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,201)	4,334	2,591	4,156	9,648	33,377	15,908	-

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	232,458	-
Transfers between funds	7,861	3,274	-	-	(9,899)	14,059	10,957	-
Redemptions (notes 2, 3, and 4)	(54,992)	(55)	(2)	(7)	(3,621)	(2,346)	(48,222)	-
Adjustments to maintain reserves	4	1	3	(1)	4	(1)	(5)	-

Net equity transactions	(47,127)	3,220	1	(8)	(13,516)	11,712	195,188	-

Net change in contract owners’ equity	(52,328)	7,554	2,592	4,148	(3,868)	45,089	211,096	-
Contract owners’ equity at beginning of period	122,647	115,093	31,381	27,233	260,542	215,453	-	-

Contract owners’ equity at end of period	$70,319	122,647	33,973	31,381	256,674	260,542	211,096	-

CHANGE IN UNITS:
Beginning units	9,443	9,188	2,975	2,976	22,546	21,463	-	-
Units purchased	41,838	259	-	-	-	1,298	16,922	-
Units redeemed	(46,048)	(4)	-	(1)	(1,473)	(215)	(3,340)	-

Ending units	5,233	9,443	2,975	2,975	21,073	22,546	13,582	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NOTBBA		NOVPDI		NOVPM		PMUBAM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$180	315	353	804	10	47	1,407	10,511
Realized gain (loss) on investments	-	-	(23,326)	(116)	-	-	(188)	(567)
Change in unrealized gain (loss) on investments	5	(105)	10,507	(2,360)	(559)	403	666	5,882
Reinvested capital gains	-	-	-	-	475	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	185	210	(12,466)	(1,672)	(74)	450	1,885	15,826

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	4,681
Transfers between funds	524	-	(37,263)	-	-	-	(3,042)	(461,219)
Redemptions (notes 2, 3, and 4)	-	-	(112)	(506)	(1)	(4)	(484)	(2,250)
Adjustments to maintain reserves	(2)	-	5	-	10	-	(5)	1

Net equity transactions	522	-	(37,370)	(506)	9	(4)	(3,531)	(458,787)

Net change in contract owners’ equity	707	210	(49,836)	(2,178)	(65)	446	(1,646)	(442,961)
Contract owners’ equity at beginning of period	7,332	7,122	56,597	58,775	6,163	5,717	19,281	462,242

Contract owners’ equity at end of period	$8,039	7,332	6,761	56,597	6,098	6,163	17,635	19,281

CHANGE IN UNITS:
Beginning units	673	673	3,804	3,838	304	304	1,546	38,888
Units purchased	48	-	-	-	-	-	9,274	430
Units redeemed	-	-	(3,314)	(34)	-	-	(9,471)	(37,772)

Ending units	721	673	490	3,804	304	304	1,349	1,546

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVAAA		PMVEBA		PMVFHA		PMVGBA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,907	25	17,635	17,636	32,988	8,709	2,866	1,261
Realized gain (loss) on investments	(891)	3	1,524	40,786	494	1,222	(1,452)	(176)
Change in unrealized gain (loss) on investments	5,474	17	45	7,733	(5,003)	18,056	10,528	2,230
Reinvested capital gains	-	-	-	-	-	3,449	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,490	45	19,204	66,155	28,479	31,436	11,942	3,315

Equity transactions:
Purchase payments received from contract owners (note 4)	15,823	25,729	7,155	79,349	37,177	5,590	-	44,719
Transfers between funds	(5,542)	-	(22,094)	(17,852)	(58,254)	152,521	21,227	33,035
Redemptions (notes 2, 3, and 4)	(454)	(187)	(6,466)	(49,832)	(5,147)	(8,874)	(2,834)	(5,600)
Adjustments to maintain reserves	1	-	5	(142)	(9)	(1)	-	-

Net equity transactions	9,828	25,542	(21,400)	11,523	(26,233)	149,236	18,393	72,154

Net change in contract owners’ equity	16,318	25,587	(2,196)	77,678	2,246	180,672	30,335	75,469
Contract owners’ equity at beginning of period	25,587	-	332,502	254,824	550,508	369,836	111,908	36,439

Contract owners’ equity at end of period	$41,905	25,587	330,306	332,502	552,754	550,508	142,243	111,908

CHANGE IN UNITS:
Beginning units	1,336	-	14,729	12,949	26,500	19,050	6,476	2,238
Units purchased	7,815	1,345	123,321	97,684	5,496	11,289	3,279	4,570
Units redeemed	(7,126)	(9)	(124,338)	(95,904)	(6,789)	(3,839)	(2,280)	(332)

Ending units	2,025	1,336	13,712	14,729	25,207	26,500	7,475	6,476

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVHYA		PMVID		PMVLDA		PMVLGA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$16,654	21,045	174,771	75,250	16,300	12,190	7,770	2,573
Realized gain (loss) on investments	9,208	22,845	(10,080)	(346)	1,525	(205)	26,305	(311)
Change in unrealized gain (loss) on investments	1,713	13,373	48,486	94,675	25,168	2,238	(23,208)	12,955
Reinvested capital gains	-	-	11,514	-	-	-	5,088	-

Net increase (decrease) in contract owners’ equity resulting from operations	27,575	57,263	224,691	169,579	42,993	14,223	15,955	15,217

Equity transactions:
Purchase payments received from contract owners (note 4)	5,705	90,630	51,198	382,489	3,565	51,160	-	-
Transfers between funds	(65,535)	(14,145)	(488,110)	2,734,050	350,396	800,515	365,369	(18)
Redemptions (notes 2, 3, and 4)	(2,195)	(3,855)	(178,982)	(41,918)	(2,345)	(460)	(2,548)	(33)
Adjustments to maintain reserves	(17)	-	10	(6)	-	(3)	(15)	-

Net equity transactions	(62,042)	72,630	(615,884)	3,074,615	351,616	851,212	362,806	(51)

Net change in contract owners’ equity	(34,467)	129,893	(391,193)	3,244,194	394,609	865,435	378,761	15,166
Contract owners’ equity at beginning of period	441,951	312,058	4,260,181	1,015,987	1,061,158	195,723	129,287	114,121

Contract owners’ equity at end of period	$407,484	441,951	3,868,988	4,260,181	1,455,767	1,061,158	508,048	129,287

CHANGE IN UNITS:
Beginning units	19,248	15,592	342,844	88,768	71,338	13,688	5,490	5,491
Units purchased	77,515	42,250	42,557	261,831	35,118	59,001	35,486	225
Units redeemed	(79,980)	(38,594)	(93,074)	(7,755)	(11,431)	(1,351)	(22,599)	(226)

Ending units	16,783	19,248	292,327	342,844	95,025	71,338	18,377	5,490

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVRRA		PMVRSA		PMVTRA		PVSTA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$8,920	5,007	1,725	1,443	50,470	43,762	12,170	36,781
Realized gain (loss) on investments	29,101	31	(4,394)	(1,864)	13,438	834	(3,225)	(3,747)
Change in unrealized gain (loss) on investments	23,375	19,149	2,312	4,157	92,309	67,693	10,113	6,277
Reinvested capital gains	-	-	-	-	27,144	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	61,396	24,187	(357)	3,736	183,361	112,289	19,058	39,311

Equity transactions:
Purchase payments received from contract owners (note 4)	1,882	2,340	-	-	2,145,445	201,228	44,909	59,551
Transfers between funds	1,000,120	(4,316)	(6,688)	(9,647)	601,221	114,613	(421,073)	1,281,312
Redemptions (notes 2, 3, and 4)	(4,735)	(1,038)	(563)	(757)	(14,700)	(9,904)	(26,525)	(1,209,271)
Adjustments to maintain reserves	6	-	3	-	(5)	-	(7)	2

Net equity transactions	997,273	(3,014)	(7,248)	(10,404)	2,731,961	305,937	(402,696)	131,594

Net change in contract owners’ equity	1,058,669	21,173	(7,605)	(6,668)	2,915,322	418,226	(383,638)	170,905
Contract owners’ equity at beginning of period	308,280	287,107	31,384	38,052	1,713,292	1,295,066	1,398,462	1,227,557

Contract owners’ equity at end of period	$1,366,949	308,280	23,779	31,384	4,628,614	1,713,292	1,014,824	1,398,462

CHANGE IN UNITS:
Beginning units	18,051	18,229	4,721	6,378	85,647	70,149	99,307	89,609
Units purchased	82,966	596	744	20	148,370	21,490	27,387	106,688
Units redeemed	(29,370)	(774)	(1,936)	(1,677)	(21,052)	(5,992)	(56,210)	(96,990)

Ending units	71,647	18,051	3,529	4,721	212,965	85,647	70,484	99,307

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROA30		PROBIO		PROBL		PROCS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$99	390	8	-	-	-	-	-
Realized gain (loss) on investments	24,084	(1,607)	60	2	926	273	-	808
Change in unrealized gain (loss) on investments	(3,723)	38,783	(924)	-	-	-	(4,609)	11,835
Reinvested capital gains	906	-	3,155	-	-	-	27,651	2,730

Net increase (decrease) in contract owners’ equity resulting from operations	21,366	37,566	2,299	2	926	273	23,042	15,373

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(164,727)	(16,402)	36,921	(2)	(922)	(273)	10,172	-
Redemptions (notes 2, 3, and 4)	-	-	(153)	-	(4)	-	-	(19,947)
Adjustments to maintain reserves	(3)	1	(5)	-	-	-	(8)	(2)

Net equity transactions	(164,730)	(16,401)	36,763	(2)	(926)	(273)	10,164	(19,949)

Net change in contract owners’ equity	(143,364)	21,165	39,062	-	-	-	33,206	(4,576)
Contract owners’ equity at beginning of period	163,534	142,369	-	-	-	-	67,937	72,513

Contract owners’ equity at end of period	$20,170	163,534	39,062	-	-	-	101,143	67,937

CHANGE IN UNITS:
Beginning units	12,177	13,389	-	-	-	-	1,994	2,653
Units purchased	2,390	1,002	1,358	17	3,190	658	319	-
Units redeemed	(13,459)	(2,214)	(472)	(17)	(3,190)	(658)	-	(659)

Ending units	1,108	12,177	886	-	-	-	2,313	1,994

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROEM		PROFIN		PROGMM		PROGVP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$46	35	-	573	38	1,560	-	4
Realized gain (loss) on investments	52	(598)	(13,810)	3,768	-	-	(2,968)	(1,111)
Change in unrealized gain (loss) on investments	2,054	2,252	(10,866)	18,535	-	-	-	-
Reinvested capital gains	-	-	-	5,380	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,152	1,689	(24,676)	28,256	38	1,560	(2,968)	(1,107)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,582	-	-	-	(2)	493,711	-	-
Transfers between funds	5,420	(2,429)	(76,545)	(18,837)	(11,196)	(848,981)	2,968	1,181
Redemptions (notes 2, 3, and 4)	(726)	(383)	(7)	(19,000)	(109,157)	(4,301)	-	(73)
Adjustments to maintain reserves	4	(2)	2	(2)	2	-	-	(1)

Net equity transactions	8,280	(2,814)	(76,550)	(37,839)	(120,353)	(359,571)	2,968	1,107

Net change in contract owners’ equity	10,432	(1,125)	(101,226)	(9,583)	(120,315)	(358,011)	-	-
Contract owners’ equity at beginning of period	8,049	9,174	101,226	110,809	120,751	478,762	-	-

Contract owners’ equity at end of period	$18,481	8,049	-	101,226	436	120,751	-	-

CHANGE IN UNITS:
Beginning units	730	1,033	4,082	5,821	11,915	47,604	-	-
Units purchased	786	76	1,177	-	10,729	99,249	3,528	758
Units redeemed	(194)	(379)	(5,259)	(1,739)	(22,601)	(134,938)	(3,528)	(758)

Ending units	1,322	730	-	4,082	43	11,915	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROHC		PROIND		PROJP		PROLCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	50	-	46	86	-	-
Realized gain (loss) on investments	-	(1,720)	625	(28,647)	(3,000)	7	81,132	22,778
Change in unrealized gain (loss) on investments	69	4,867	2,420	4,952	(1,414)	9,775	(24,803)	61,725
Reinvested capital gains	1,139	-	549	33,989	-	-	12,894	81,706

Net increase (decrease) in contract owners’ equity resulting from operations	1,208	3,147	3,644	10,294	(4,368)	9,868	69,223	166,209

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	17,546	(58,280)	(1,496)	53,914	(31,237)	15,734	(521,809)	873,490
Redemptions (notes 2, 3, and 4)	-	-	(7,075)	(50,455)	(772)	(324)	(6,326)	(35)
Adjustments to maintain reserves	18	-	(13)	1	(8)	-	(4)	(1)

Net equity transactions	17,564	(58,280)	(8,584)	3,460	(32,017)	15,410	(528,139)	873,454

Net change in contract owners’ equity	18,772	(55,133)	(4,940)	13,754	(36,385)	25,278	(458,916)	1,039,663
Contract owners’ equity at beginning of period	-	55,133	29,894	16,140	68,056	42,778	1,039,663	-

Contract owners’ equity at end of period	$18,772	-	24,954	29,894	31,671	68,056	580,747	1,039,663

CHANGE IN UNITS:
Beginning units	-	1,894	1,056	744	3,657	2,758	32,402	-
Units purchased	472	-	-	22,573	613	917	39,109	83,486
Units redeemed	-	(1,894)	(301)	(22,261)	(2,802)	(18)	(57,687)	(51,084)

Ending units	472	-	755	1,056	1,468	3,657	13,824	32,402

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROMC		PROMCV		PRON		PRONET
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$552	85	364	223	-	-	-	-
Realized gain (loss) on investments	(1,644)	(17,479)	(3,635)	(38)	8,521	16,159	42,533	5,247
Change in unrealized gain (loss) on investments	(4,929)	28,739	(3,646)	5,842	14,947	27,906	40,807	(2,649)
Reinvested capital gains	17,057	-	7,285	3,689	3,824	2,181	85,029	2,981

Net increase (decrease) in contract owners’ equity resulting from operations	11,036	11,345	368	9,716	27,292	46,246	168,369	5,579

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	(50)	-	-	-
Transfers between funds	(4,747)	(26,413)	(19,455)	97,462	114,735	(219,496)	65,189	98,839
Redemptions (notes 2, 3, and 4)	(452)	(830)	(28)	(228)	(10,289)	(31,560)	(1,969)	(38)
Adjustments to maintain reserves	6	(1)	(9)	(1)	(22)	1	25	1

Net equity transactions	(5,193)	(27,244)	(19,492)	97,233	104,374	(251,055)	63,245	98,802

Net change in contract owners’ equity	5,843	(15,899)	(19,124)	106,949	131,666	(204,809)	231,614	104,381
Contract owners’ equity at beginning of period	59,481	75,380	124,440	17,491	46,928	251,737	137,019	32,638

Contract owners’ equity at end of period	$65,324	59,481	105,316	124,440	178,594	46,928	368,633	137,019

CHANGE IN UNITS:
Beginning units	2,525	3,953	5,280	921	1,161	8,513	3,600	1,012
Units purchased	4,299	2,017	-	4,370	4,408	22,734	14,396	7,915
Units redeemed	(4,320)	(3,445)	(912)	(11)	(2,534)	(30,086)	(11,575)	(5,327)

Ending units	2,504	2,525	4,368	5,280	3,035	1,161	6,421	3,600

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROOG		PROPM		PRORE		PROSC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	67	73	60	690	28	-
Realized gain (loss) on investments	1,903	-	158,186	6,153	(801)	769	1,304	(1)
Change in unrealized gain (loss) on investments	-	-	(91,240)	78,520	(352)	352	7,813	2,777
Reinvested capital gains	-	-	-	-	211	325	1,772	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,903	-	67,013	84,746	(882)	2,136	10,917	2,776

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(1,784)	-	(412,641)	236,168	(7,090)	5,835	(5,315)	39,712
Redemptions (notes 2, 3, and 4)	(119)	-	(1,719)	(11,079)	-	-	(418)	(111)
Adjustments to maintain reserves	-	-	1	(1)	-	1	(13)	-

Net equity transactions	(1,903)	-	(414,359)	225,088	(7,090)	5,836	(5,746)	39,601

Net change in contract owners’ equity	-	-	(347,346)	309,834	(7,972)	7,972	5,171	42,377
Contract owners’ equity at beginning of period	-	-	383,025	73,191	7,972	-	42,377	-

Contract owners’ equity at end of period	$-	-	35,679	383,025	-	7,972	47,548	42,377

CHANGE IN UNITS:
Beginning units	-	-	68,134	19,005	352	-	1,897	-
Units purchased	4,523	-	18,788	55,957	-	4,265	463	1,902
Units redeemed	(4,523)	-	(81,808)	(6,828)	(352)	(3,913)	(542)	(5)

Ending units	-	-	5,114	68,134	-	352	1,818	1,897

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROSCG		PROSCN		PROSCV		PROTEC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	377	205	4	-	-	-
Realized gain (loss) on investments	(420)	(7,520)	-	-	(549)	(1,260)	2,618	253
Change in unrealized gain (loss) on investments	470	16,011	37,374	23,257	(3,415)	7,172	(1,085)	1,085
Reinvested capital gains	1,975	17,974	7,330	5,962	1,815	-	1,048	233

Net increase (decrease) in contract owners’ equity resulting from operations	2,025	26,465	45,081	29,424	(2,145)	5,912	2,581	1,571

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	(131,480)	10,172	-	(10,728)	2,157	(11,294)	7,142
Redemptions (notes 2, 3, and 4)	(2,258)	(2,004)	-	(9)	(2,174)	(2,135)	-	-
Adjustments to maintain reserves	5	1	2	-	6	(1)	-	-

Net equity transactions	(2,253)	(133,483)	10,174	(9)	(12,896)	21	(11,294)	7,142

Net change in contract owners’ equity	(228)	(107,018)	55,255	29,415	(15,041)	5,933	(8,713)	8,713
Contract owners’ equity at beginning of period	18,356	125,374	88,534	59,119	31,245	25,312	8,713	-

Contract owners’ equity at end of period	$18,128	18,356	143,789	88,534	16,204	31,245	-	8,713

CHANGE IN UNITS:
Beginning units	649	5,280	2,240	2,241	1,349	1,339	229	-
Units purchased	-	1,711	272	-	-	1,780	122	520
Units redeemed	(103)	(6,342)	-	(1)	(657)	(1,770)	(351)	(291)

Ending units	546	649	2,512	2,240	692	1,349	-	229

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROTEL		PROUN		PROUSC		PROUTL
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	352	-	-	-	-	293	-
Realized gain (loss) on investments	(2,119)	(24)	3,053	2,551	1,175	(105)	522	71
Change in unrealized gain (loss) on investments	1,815	1,103	-	-	-	-	(5,192)	153
Reinvested capital gains	-	-	-	-	-	-	4,091	-

Net increase (decrease) in contract owners’ equity resulting from operations	(304)	1,431	3,053	2,551	1,175	(105)	(286)	224

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	19,522
Transfers between funds	(10,712)	-	(1,356)	(2,551)	(1,175)	111	(183)	(37)
Redemptions (notes 2, 3, and 4)	(10)	(117)	(1,696)	-	-	(7)	(3)	(47)
Adjustments to maintain reserves	-	-	(1)	-	-	1	(6)	-

Net equity transactions	(10,722)	(117)	(3,053)	(2,551)	(1,175)	105	(192)	19,438

Net change in contract owners’ equity	(11,026)	1,314	-	-	-	-	(478)	19,662
Contract owners’ equity at beginning of period	11,026	9,712	-	-	-	-	19,662	-

Contract owners’ equity at end of period	$-	11,026	-	-	-	-	19,184	19,662

CHANGE IN UNITS:
Beginning units	664	671	-	-	-	-	734	-
Units purchased	-	1	1,264	1,589	876	5,433	254	987
Units redeemed	(664)	(8)	(1,264)	(1,589)	(876)	(5,433)	(254)	(253)

Ending units	-	664	-	-	-	-	734	734

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVAGIB		PVDIB		PVEIB		PVHYB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$8,661	2,743	3,408	1,500	11,187	10,719	-	-
Realized gain (loss) on investments	(2,692)	441	(893)	27	(37,668)	2,493	11,852	2,607
Change in unrealized gain (loss) on investments	(10,343)	10,964	(3,381)	3,795	(12,072)	93,407	(350)	1,550
Reinvested capital gains	-	-	-	-	45,044	45,809	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,374)	14,148	(866)	5,322	6,491	152,428	11,502	4,157

Equity transactions:
Purchase payments received from contract owners (note 4)	-	114,365	-	-	27,004	48,033	-	-
Transfers between funds	(128,516)	(32,717)	(7,197)	7,163	(92,868)	111,457	25,360	65,893
Redemptions (notes 2, 3, and 4)	(488)	(1,149)	(550)	(20,327)	(5,357)	(34,662)	(83)	(90)
Adjustments to maintain reserves	-	1	2	1	40	(1)	(8)	-

Net equity transactions	(129,004)	80,500	(7,745)	(13,163)	(71,181)	124,827	25,269	65,803

Net change in contract owners’ equity	(133,378)	94,648	(8,611)	(7,841)	(64,690)	277,255	36,771	69,960
Contract owners’ equity at beginning of period	133,378	38,730	48,040	55,881	759,510	482,255	69,960	-

Contract owners’ equity at end of period	$-	133,378	39,429	48,040	694,820	759,510	106,731	69,960

CHANGE IN UNITS:
Beginning units	10,522	3,458	3,372	4,363	25,493	21,109	4,160	-
Units purchased	437	9,995	-	538	6,280	7,998	125,097	74,829
Units redeemed	(10,959)	(2,931)	(579)	(1,529)	(9,730)	(3,614)	(123,225)	(70,669)

Ending units	-	10,522	2,793	3,372	22,043	25,493	6,032	4,160

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVIB		PVNOB		RWMVN		ROCMC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$22,347	2,211	-	-	330	77	-	-
Realized gain (loss) on investments	1,136	(1)	6	-	-	-	38	(706)
Change in unrealized gain (loss) on investments	(333)	4,708	245	-	546	423	27,305	7,446
Reinvested capital gains	4,147	487	-	-	-	-	1,936	10,888

Net increase (decrease) in contract owners’ equity resulting from operations	27,297	7,405	251	-	876	500	29,279	17,628

Equity transactions:
Purchase payments received from contract owners (note 4)	227,359	138,393	-	-	-	-	-	-
Transfers between funds	4,934	109,200	3,204	-	1,836	-	1,961	31,074
Redemptions (notes 2, 3, and 4)	(3,899)	(111)	(131)	-	-	-	(1,831)	(4,567)
Adjustments to maintain reserves	5	-	4	-	5	(1)	(11)	(1)

Net equity transactions	228,399	247,482	3,077	-	1,841	(1)	119	26,506

Net change in contract owners’ equity	255,696	254,887	3,328	-	2,717	499	29,398	44,134
Contract owners’ equity at beginning of period	320,797	65,910	-	-	6,234	5,735	121,156	77,022

Contract owners’ equity at end of period	$576,493	320,797	3,328	-	8,951	6,234	150,554	121,156

CHANGE IN UNITS:
Beginning units	21,307	4,898	-	-	528	528	5,090	3,868
Units purchased	17,466	16,417	246	-	159	-	119	1,999
Units redeemed	(2,557)	(8)	(9)	-	-	-	(100)	(777)

Ending units	36,216	21,307	237	-	687	528	5,109	5,090

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ROCSC		TRBCG2		TREI2		TRHS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$916	1,252	-	-	1,471	1,069	-	-
Realized gain (loss) on investments	(32,378)	(115)	111,619	1,629	(2,207)	(10,033)	97,808	(22,890)
Change in unrealized gain (loss) on investments	(7,588)	1,859	703,696	295,339	2,503	20,164	122,824	93,047
Reinvested capital gains	1,668	22,462	117,572	50,236	1,999	4,742	53,326	16,483

Net increase (decrease) in contract owners’ equity resulting from operations	(37,382)	25,458	932,887	347,204	3,766	15,942	273,958	86,640

Equity transactions:
Purchase payments received from contract owners (note 4)	3,361	23,525	229,072	207,263	10,396	20,552	81,204	91,391
Transfers between funds	(29,668)	92,999	588,887	410,832	2,425	(33,869)	245,934	(225,850)
Redemptions (notes 2, 3, and 4)	(30,947)	(6,128)	(51,532)	(78,545)	(2,727)	(2,110)	(43,138)	(6,655)
Adjustments to maintain reserves	5	-	46	-	10	-	35	1

Net equity transactions	(57,249)	110,396	766,473	539,550	10,104	(15,427)	284,035	(141,113)

Net change in contract owners’ equity	(94,631)	135,854	1,699,360	886,754	13,870	515	557,993	(54,473)
Contract owners’ equity at beginning of period	194,096	58,242	1,930,294	1,043,540	80,056	79,541	376,149	430,622

Contract owners’ equity at end of period	$99,465	194,096	3,629,654	1,930,294	93,926	80,056	934,142	376,149

CHANGE IN UNITS:
Beginning units	6,934	2,469	47,006	32,929	3,282	4,110	5,855	8,622
Units purchased	597	9,004	42,929	49,127	1,543	2,146	11,742	3,717
Units redeemed	(3,704)	(4,539)	(23,932)	(35,050)	(1,011)	(2,974)	(6,349)	(6,484)

Ending units	3,827	6,934	66,003	47,006	3,814	3,282	11,248	5,855

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	TRLT2		TPVSGP		VVGGS		VWBF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$6,893	12,799	85	117	2,364	-	498	86
Realized gain (loss) on investments	12,071	657	(4)	(1)	13,570	(14,343)	(885)	(1,452)
Change in unrealized gain (loss) on investments	(1,314)	9,927	630	2,473	(2,950)	9,199	212	1,997
Reinvested capital gains	-	-	784	158	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,650	23,383	1,495	2,747	12,984	(5,144)	(175)	631

Equity transactions:
Purchase payments received from contract owners (note 4)	3,834	120,081	-	-	(993)	-	-	-
Transfers between funds	(376,276)	42,572	-	-	19,032	(35,189)	1,480	1,019
Redemptions (notes 2, 3, and 4)	(14,294)	(17,085)	(149)	(150)	(253)	(1,686)	(2)	(19,102)
Adjustments to maintain reserves	-	(1)	5	-	2	-	5	-

Net equity transactions	(386,736)	145,567	(144)	(150)	17,788	(36,875)	1,483	(18,083)

Net change in contract owners’ equity	(369,086)	168,950	1,351	2,597	30,772	(42,019)	1,308	(17,452)
Contract owners’ equity at beginning of period	729,697	560,747	16,520	13,923	-	42,019	6,350	23,802

Contract owners’ equity at end of period	$360,611	729,697	17,871	16,520	30,772	-	7,658	6,350

CHANGE IN UNITS:
Beginning units	56,621	45,295	1,016	1,026	-	5,534	411	1,735
Units purchased	6,303	14,260	-	-	26,529	7,586	1,887	1,814
Units redeemed	(36,137)	(2,934)	(9)	(10)	(24,422)	(13,120)	(1,843)	(3,138)

Ending units	26,787	56,621	1,007	1,016	2,107	-	455	411

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VWEM		VWHA		VVB		VVCA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$9,534	1,923	67	-	96,937	93,846	1,907	(49)
Realized gain (loss) on investments	(4,344)	(24,367)	(6)	(2)	2,980	(6,201)	281	16
Change in unrealized gain (loss) on investments	72,469	126,098	11,943	851	149,700	433,227	45,624	1,769
Reinvested capital gains	14,319	9,530	-	-	131,340	207,407	1,656	-

Net increase (decrease) in contract owners’ equity resulting from operations	91,978	113,184	12,004	849	380,957	728,279	49,468	1,736

Equity transactions:
Purchase payments received from contract owners (note 4)	10,737	-	-	-	164,947	(15,997)	28,959	48,906
Transfers between funds	36,497	(941)	57,594	-	(257,544)	1,497,780	359,172	45,008
Redemptions (notes 2, 3, and 4)	(5,847)	(55,408)	(41)	(5)	(373,836)	(148,923)	(7,943)	(1,655)
Adjustments to maintain reserves	61	1	4	-	4	-	2	(1)

Net equity transactions	41,448	(56,348)	57,557	(5)	(466,429)	1,332,860	380,190	92,258

Net change in contract owners’ equity	133,426	56,836	69,561	844	(85,472)	2,061,139	429,658	93,994
Contract owners’ equity at beginning of period	448,640	391,804	8,001	7,157	4,577,338	2,516,199	93,994	-

Contract owners’ equity at end of period	$582,066	448,640	77,562	8,001	4,491,866	4,577,338	523,652	93,994

CHANGE IN UNITS:
Beginning units	13,505	15,403	471	471	280,365	188,301	8,780	-
Units purchased	4,789	5,926	3,361	-	94,439	151,338	35,830	8,939
Units redeemed	(3,350)	(7,824)	(2)	-	(125,600)	(59,274)	(722)	(159)

Ending units	14,944	13,505	3,830	471	249,204	280,365	43,888	8,780

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVCG		VVDV		VVEI		VVEIX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$13,654	11,114	7,033	12,549	53,127	29,049	60,372	53,499
Realized gain (loss) on investments	21,224	79,231	(41,648)	(11,761)	(70,886)	2,235	268,986	67,788
Change in unrealized gain (loss) on investments	194,065	162,322	182,704	59,831	(16,858)	237,664	575,939	698,994
Reinvested capital gains	36,007	34,456	56,158	26,890	73,203	80,110	84,587	81,224

Net increase (decrease) in contract owners’ equity resulting from operations	264,950	287,123	204,247	87,509	38,586	349,058	989,884	901,505

Equity transactions:
Purchase payments received from contract owners (note 4)	8,346	46,317	-	-	287,479	560,506	408,923	606,659
Transfers between funds	153,536	(225,625)	459,119	(117,533)	(200,952)	294,363	341,810	4,887
Redemptions (notes 2, 3, and 4)	(29,742)	(4,023)	(29,298)	(6,413)	(52,551)	(57,659)	(190,754)	(77,077)
Adjustments to maintain reserves	(8)	(2)	(1)	-	7	(1)	49	-

Net equity transactions	132,132	(183,333)	429,820	(123,946)	33,983	797,209	560,028	534,469

Net change in contract owners’ equity	397,082	103,790	634,067	(36,437)	72,569	1,146,267	1,549,912	1,435,974
Contract owners’ equity at beginning of period	1,253,364	1,149,574	378,563	415,000	2,372,738	1,226,471	4,141,284	2,705,310

Contract owners’ equity at end of period	$1,650,446	1,253,364	1,012,630	378,563	2,445,307	2,372,738	5,691,196	4,141,284

CHANGE IN UNITS:
Beginning units	58,515	67,721	24,467	33,630	134,508	86,295	213,966	183,067
Units purchased	17,080	5,056	41,994	817	43,745	55,754	110,647	53,698
Units redeemed	(9,839)	(14,262)	(7,764)	(9,980)	(43,657)	(7,541)	(75,225)	(22,799)

Ending units	65,756	58,515	58,697	24,467	134,596	134,508	249,388	213,966

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVG		VVGBI		VVHGB		VVHYB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$562	88	1,703	(81)	206,692	111,355	72,678	38,684
Realized gain (loss) on investments	16,690	17,189	328	121	90,473	(12,491)	(23,118)	(4,778)
Change in unrealized gain (loss) on investments	702,806	124,268	6,109	445	357,698	358,380	7,036	109,153
Reinvested capital gains	83,579	55,895	499	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	803,637	197,440	8,639	485	654,863	457,244	56,596	143,059

Equity transactions:
Purchase payments received from contract owners (note 4)	288,854	585,070	34,874	97,029	1,931,637	2,155,257	236,473	121,810
Transfers between funds	681,610	200,621	32,701	40,435	886,430	1,638,240	(162,295)	639,801
Redemptions (notes 2, 3, and 4)	(129,417)	(97,409)	(2,309)	(4,018)	(459,919)	(303,736)	(74,463)	(23,749)
Adjustments to maintain reserves	20	-	3	-	38	2	(4)	(1)

Net equity transactions	841,067	688,282	65,269	133,446	2,358,186	3,489,763	(289)	737,861

Net change in contract owners’ equity	1,644,704	885,722	73,908	133,931	3,013,049	3,947,007	56,307	880,920
Contract owners’ equity at beginning of period	1,358,587	472,865	133,931	-	8,386,306	4,439,299	1,514,922	634,002

Contract owners’ equity at end of period	$3,003,291	1,358,587	207,839	133,931	11,399,355	8,386,306	1,571,229	1,514,922

CHANGE IN UNITS:
Beginning units	64,371	29,907	12,751	-	697,348	400,159	111,672	53,926
Units purchased	52,570	45,071	6,472	13,135	341,021	400,214	48,554	74,813
Units redeemed	(17,248)	(10,607)	(626)	(384)	(155,071)	(103,025)	(50,346)	(17,067)

Ending units	99,693	64,371	18,597	12,751	883,298	697,348	109,880	111,672

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVI		VVMCI		VVREI		VVSCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$45,123	33,114	23,313	11,771	28,179	25,102	2,058	1,701
Realized gain (loss) on investments	51,119	37,710	(30,995)	876	(24,298)	(13,916)	(55,651)	(8,686)
Change in unrealized gain (loss) on investments	2,336,009	722,808	255,074	194,673	(94,579)	198,621	89,802	85,509
Reinvested capital gains	105,825	90,352	105,097	75,436	19,716	50,605	49,730	73,712

Net increase (decrease) in contract owners’ equity resulting from operations	2,538,076	883,984	352,489	282,756	(70,982)	260,412	85,939	152,236

Equity transactions:
Purchase payments received from contract owners (note 4)	527,465	472,466	418,878	419,381	22,529	115,828	-	-
Transfers between funds	270,271	731,333	163,866	271,736	37,501	127,190	(97,746)	41,530
Redemptions (notes 2, 3, and 4)	(344,838)	(108,443)	(110,490)	(37,098)	(14,845)	(15,481)	(14,627)	(55,291)
Adjustments to maintain reserves	(5)	(2)	26	2	4	2	(8)	-

Net equity transactions	452,893	1,095,354	472,280	654,021	45,189	227,539	(112,381)	(13,761)

Net change in contract owners’ equity	2,990,969	1,979,338	824,769	936,777	(25,793)	487,951	(26,442)	138,475
Contract owners’ equity at beginning of period	4,466,174	2,486,836	1,745,425	808,648	1,335,121	847,170	699,005	560,530

Contract owners’ equity at end of period	$7,457,143	4,466,174	2,570,194	1,745,425	1,309,328	1,335,121	672,563	699,005

CHANGE IN UNITS:
Beginning units	289,901	211,283	100,321	60,675	73,928	60,271	41,682	42,713
Units purchased	90,016	103,636	47,012	44,312	25,524	34,176	1,170	4,950
Units redeemed	(71,976)	(25,018)	(21,904)	(4,666)	(23,064)	(20,519)	(10,213)	(5,981)

Ending units	307,941	289,901	125,429	100,321	76,388	73,928	32,639	41,682

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVSTC		VVTISI		VVTSM		VRVDIA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$117,713	87,101	5,921	(220)	79,651	50,793	-	-
Realized gain (loss) on investments	15,217	3,862	4,883	(35)	216,069	68,521	4,212	-
Change in unrealized gain (loss) on investments	157,345	106,822	158,349	14,693	1,033,506	964,263	-	-
Reinvested capital gains	-	-	2,081	-	188,005	112,012	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	290,275	197,785	171,234	14,438	1,517,231	1,195,589	4,212	-

Equity transactions:
Purchase payments received from contract owners (note 4)	1,378,544	524,133	176,613	87,466	1,105,541	637,273	-	-
Transfers between funds	2,120,007	693,464	578,336	166,889	1,060,963	1,395,735	(3,888)	-
Redemptions (notes 2, 3, and 4)	(162,496)	(198,182)	(4,954)	(2,302)	(709,180)	(129,985)	(324)	-
Adjustments to maintain reserves	(1)	(1)	(14)	2	58	(3)	-	-

Net equity transactions	3,336,054	1,019,414	749,981	252,055	1,457,382	1,903,020	(4,212)	-

Net change in contract owners’ equity	3,626,329	1,217,199	921,215	266,493	2,974,613	3,098,609	-	-
Contract owners’ equity at beginning of period	4,447,453	3,230,254	266,493	-	6,416,987	3,318,378	-	-

Contract owners’ equity at end of period	$8,073,782	4,447,453	1,187,708	266,493	9,391,600	6,416,987	-	-

CHANGE IN UNITS:
Beginning units	392,036	300,204	24,759	-	342,110	230,737	-	-
Units purchased	339,490	129,100	79,725	24,989	197,763	139,626	3,013	-
Units redeemed	(55,215)	(37,268)	(4,987)	(230)	(123,506)	(28,253)	(3,013)	-

Ending units	676,311	392,036	99,497	24,759	416,367	342,110	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VRVDRA		VRVNMA		SVDF		MGRFV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,246	1,759	16,166	10,292	-	-	-	3,332
Realized gain (loss) on investments	(1,058)	(3,909)	(20,828)	44	3,234	30,568	(172)	19,266
Change in unrealized gain (loss) on investments	(2,695)	14,618	16,957	4,523	104,943	(6,509)	29,984	(16,111)
Reinvested capital gains	1,962	10,552	-	-	20,210	45,100	1,180	14,739

Net increase (decrease) in contract owners’ equity resulting from operations	(545)	23,020	12,295	14,859	128,387	69,159	30,992	21,226

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	135,100	223,853	-	-	-	46,618
Transfers between funds	7,470	13,430	724	21,690	(53,292)	20,990	101,572	(496,188)
Redemptions (notes 2, 3, and 4)	(710)	(8,662)	(4,299)	(21,029)	(5,616)	(39,199)	(1,201)	(3,798)
Adjustments to maintain reserves	5	-	5	-	(36)	(1)	(5)	-

Net equity transactions	6,765	4,768	131,530	224,514	(58,944)	(18,210)	100,366	(453,368)

Net change in contract owners’ equity	6,220	27,788	143,825	239,373	69,443	50,949	131,358	(432,142)
Contract owners’ equity at beginning of period	108,906	81,118	358,382	119,009	242,280	191,331	329,775	761,917

Contract owners’ equity at end of period	$115,126	108,906	502,207	358,382	311,723	242,280	461,133	329,775

CHANGE IN UNITS:
Beginning units	4,762	4,519	24,049	8,822	4,374	4,802	24,725	60,648
Units purchased	494	810	23,960	18,055	219	7,314	8,307	5,078
Units redeemed	(143)	(567)	(16,375)	(2,828)	(1,133)	(7,742)	(834)	(41,001)

Ending units	5,113	4,762	31,634	24,049	3,460	4,374	32,198	24,725

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DVIV		CLVQF2		NVLCAP		PVAAAD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,900	1,853	4,370	-	872	3,942	2,092	4,856
Realized gain (loss) on investments	(23,398)	5,066	(11,168)	(83)	(5,304)	(60,902)	(41,461)	(3,985)
Change in unrealized gain (loss) on investments	(5,620)	12,532	11,277	831	(5,926)	127,093	6,342	11,814
Reinvested capital gains	-	-	-	-	3,100	1,460	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(27,118)	19,451	4,479	748	(7,258)	71,593	(33,027)	12,685

Equity transactions:
Purchase payments received from contract owners (note 4)	4,473	24	-	-	-	234,423	-	74,321
Transfers between funds	(76,348)	(6,360)	(153,196)	18,087	(238,491)	(684,718)	(181,640)	(40,130)
Redemptions (notes 2, 3, and 4)	(1,213)	(6,054)	(3)	(251)	-	-	(367)	(211)
Adjustments to maintain reserves	-	-	-	1	(2)	(1)	-	(1)

Net equity transactions	(73,088)	(12,390)	(153,199)	17,837	(238,493)	(450,296)	(182,007)	33,979

Net change in contract owners’ equity	(100,206)	7,061	(148,720)	18,585	(245,751)	(378,703)	(215,034)	46,664
Contract owners’ equity at beginning of period	100,206	93,145	148,720	130,135	245,751	624,454	215,034	168,370

Contract owners’ equity at end of period	$-	100,206	-	148,720	-	245,751	-	215,034

CHANGE IN UNITS:
Beginning units	6,226	7,083	17,849	15,684	20,417	62,200	20,631	17,263
Units purchased	392	1,171	-	2,489	-	20,417	580	8,722
Units redeemed	(6,618)	(2,028)	(17,849)	(324)	(20,417)	(62,200)	(21,211)	(5,354)

Ending units	-	6,226	-	17,849	-	20,417	-	20,631

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RFSF		RMED		RMEK		RVMCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	102	-	-	-	-	-	-
Realized gain (loss) on investments	-	730	-	526	-	(75,039)	-	3,056
Change in unrealized gain (loss) on investments	-	-	-	-	-	76,434	-	-
Reinvested capital gains	-	476	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	1,308	-	526	-	1,395	-	3,056

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	(1,118)	-	19,043	-	(172,278)	-	(3,056)
Redemptions (notes 2, 3, and 4)	-	(190)	-	(19,569)	-	-	-	-
Adjustments to maintain reserves	-	-	-	-	-	-	-	-

Net equity transactions	-	(1,308)	-	(526)	-	(172,278)	-	(3,056)

Net change in contract owners’ equity	-	-	-	-	-	(170,883)	-	-
Contract owners’ equity at beginning of period	-	-	-	-	-	170,883	-	-

Contract owners’ equity at end of period	$-	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	6,860	-	-
Units purchased	-	2,583	-	734	-	-	-	1,410
Units redeemed	-	(2,583)	-	(734)	-	(6,860)	-	(1,410)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVSDL		RTEL		AVGI		AMSRS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	599
Realized gain (loss) on investments	-	(67)	-	177	-	3,870	-	(3,831)
Change in unrealized gain (loss) on investments	-	56	-	-	-	-	-	(133)
Reinvested capital gains	-	-	-	-	-	-	-	7,982

Net increase (decrease) in contract owners’ equity resulting from operations	-	(11)	-	177	-	3,870	-	4,617

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	(2,291)	-	(118)	-	(3,870)	-	(24,524)
Redemptions (notes 2, 3, and 4)	-	-	-	(59)	-	-	-	(14)
Adjustments to maintain reserves	-	-	-	-	-	-	-	1

Net equity transactions	-	(2,291)	-	(177)	-	(3,870)	-	(24,537)

Net change in contract owners’ equity	-	(2,302)	-	-	-	-	-	(19,920)
Contract owners’ equity at beginning of period	-	2,302	-	-	-	-	-	19,920

Contract owners’ equity at end of period	$-	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	275	-	-	-	-	-	743
Units purchased	-	-	-	800	-	14,003	-	9,898
Units redeemed	-	(275)	-	(800)	-	(14,003)	-	(10,641)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVGMAA		PMVFBA		LOIOVC		OVGMAS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	-	48	-	283	-	249
Realized gain (loss) on investments	-	(925)	-	(2,092)	-	(50,922)	-	(582)
Change in unrealized gain (loss) on investments	-	2,509	-	2,516	-	65,562	-	1,092
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	1,584	-	472	-	14,923	-	759

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	(23,203)	-	-	-	(118,832)	-	(22,680)
Redemptions (notes 2, 3, and 4)	-	(41)	-	(18,966)	-	(22,887)	-	(75)
Adjustments to maintain reserves	-	(1)	-	1	-	(1)	-	-

Net equity transactions	-	(23,245)	-	(18,965)	-	(141,720)	-	(22,755)

Net change in contract owners’ equity	-	(21,661)	-	(18,493)	-	(126,797)	-	(21,996)
Contract owners’ equity at beginning of period	-	21,661	-	18,493	-	126,797	-	21,996

Contract owners’ equity at end of period	$-	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	1,835	-	1,358	-	10,913	-	2,285
Units purchased	-	-	-	-	-	4,612	-	-
Units redeemed	-	(1,835)	-	(1,358)	-	(15,525)	-	(2,285)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	TTVMP2		JGUBSV		AMTP
	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	3,469	-	363	-	5,945
Realized gain (loss) on investments	-	(23,564)	-	(4,300)	-	(64,813)
Change in unrealized gain (loss) on investments	-	63,848	-	3,347	-	-
Reinvested capital gains	-	-	-	-	-	63,763

Net increase (decrease) in contract owners’ equity resulting from operations	-	43,753	-	(590)	-	4,895

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-
Transfers between funds	-	(308,539)	-	(90,459)	-	(4,895)
Redemptions (noes 2, 3, and 4)	-	(9)	-	-	-	-
Adjustments to maintain reserves	-	-	-	-	-	-

Net equity transactions	-	(308,548)	-	(90,459)	-	(4,895)

Net change in contract owners’ equity	-	(264,795)	-	(91,049)	-	-
Contract owners’ equity at beginning of period	-	264,795	-	91,049	-	-

Contract owners’ equity at end of period	$-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	35,711	-	9,116	-	-
Units purchased	-	9,903	-	-	-	11,657
Units redeemed	-	(45,614)	-	(9,116)	-	(11,657)

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Jefferson National Life of NY Annuity Account 1 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company of New York (the Company) on June 20, 2014. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account. The Separate Account offers an interest-only variable annuity product.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

ADVISORS PREFERRED TRUST

Advisors Preferred Trust Gold Bullion Strategy (APTGBS)

ALGER PORTFOLIOS

Alger Capital Appreciation Class I-2 (ALCAI2)

Alger Large Cap Growth Class I-2 (ALCGI2)

Alger Mid Cap Growth (ALMGI2)

ALLIANCE VAR PRODUCTS SERIES

AB International Growth Class B (ABIGB)*

AB Global Thematic Growth Cl B (ABTGB)*

AB Dynamic Asset Allocation Class B (ALVDAB)*

AB Growth and Income Class A (ALVGIA)

AB International Value Class B (ALVIVB)

AB Small-Mid Cap Value - Class B (ALVSVB)

ALPS VARIABLE INVESTMENT TRUST

ALPS Alerian Energy Infrastructure Class III (AAEIP3)

ALPS Aggressive Growth ETF Asset Allocation II (AAGEA2)

ALPS Balanced ETF Asset Allocation II (ABEAA2)

ALPS Conservative ETF Asset Allocation II (ACEAA2)

ALPS Growth ETF Asset Allocation II (AGEAA2)

ALPS Red Rocks Global Opportunity Cl III (ARLPE3)*

ALPS Income and Growth ETF Asset Allocation II (AUGEA2)

AMERICAN CENTURY VARIABLE PORT

American Century VP Balanced - Class I (ACVB)

American Century VP International I (ACVI)

American Century VP Disciplined Core Value I (ACVIG)

American Century VP Inflation Protection Class II (ACVIP2)

American Century VP Large Company Value I (ACVLVI)*

American Century VP Ultra I (ACVU1)

American Century VP Value I (ACVV)*

AMERICAN FUNDS INS SERIES

American Funds Asset Allocation Class 4 (AMVAA4)

American Funds Blue Chip Income and Growth 4 (AMVBC4)

American Funds Bond Class 4 (AMVBD4)

American Funds Capital Income Builder Class 4 (AMVCB4)

American Funds Capital World Bond Class 4 (AMVGB4)

American Funds Global Growth Class 4 (AMVGG4)

American Funds Growth-Income Class 4 (AMVGI4)

American Funds Growth Class 4 (AMVGR4)

American Funds Global Small Cap Class 4 (AMVGS4)

American Funds Global Growth and Income Class 4 (AMVGW4)

American Funds High-Income Bond Class 4 (AMVHI4)

American Funds International Class 4 (AMVI4)

American Funds International Growth and Income Class 4 (AMVIG4)

American Funds Mortgage Class 4 (AMVM4)

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

American Funds New World (AMVNW4)

American Funds US Government/AAA Rated Securities 4 (AMVUA4)

American Funds Mngd Rsk Asset Allocation P-2 (AVPAP2)

American Funds Mngd Rsk Blue Chp Inc & Gr P-2 (AVRBP2)

AMUNDI PIONEER ASSET MGMNT

Amundi Pioneer High Yield VCT Class II (PIHYB2)*

Amundi Pioneer Bond VCT II (PIVB2)

Amundi Pioneer Equity Income VCT Class II (PIVEI2)

Amundi Pioneer Fund VCT Class II (PIVF2)*

Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)

Amundi Pioneer Strategic Income VCT Class II (PIVSI2)

BLACKROCK VAR SERIES TRST FNDS

BlackRock Equity Dividend V.I. Cl3 (BRVED3)

BlackRock High Yield V.I. Cl3 (BRVHY3)

BlackRock Total Return V.I. Cl3 (BRVTR3)

BlackRock U.S. Government Bond V.I. Cl3 (BRVUG3)

BlackRock Advantage Large Cap Core V.I. Cl3 (BVLCC3)

BlackRock Advantage Large Cap Value V.I. Cl3 (BVLCV3)*

BlackRock Large Cap Focus Growth V.I. Cl3 (BVLFG3)

BlackRock Global Allocation V.I. Cl3 (MLVGA3)

BNY MELLON FUNDS

BNY Mellon Stock Index (DSIF)

BNY Mellon Sustainable U.S. Equity (DSRG)

BNY Mellon Small Cap Stock Index - Serv (DVSCS)

CALVERT VARIABLE SERIES

Calvert VP SRI Balanced Class F (CVSBF)

COLUMBIA VARIABLE PORTFOLIO

CVP Seligman Global Technology - Class 2 (CLVGT2)

CVP Select Large Cap Value (CLVLV1)

CVP Strategic Income 2 (CLVSI2)

CVP Select Small Cap Value (CLVSV1)

CREDIT SUISSE TRUST

Credit Suisse Trust Commodity Return Strategy (CSCRS)

DELAWARE VIP TRUST

Delaware VIP Small Cap Value - Service (DWVSVS)

DFA INVESTMENT DIMENSIONS

DFA VA Equity Allocation (DFVEA)

DFA VA Global Bond (DFVGB)

DFA VA Global Moderate Allocation (DFVGMI)

DFA VA International Small (DFVIS)

DFA VA International Value (DFVIV)

DFA VA Short-Term Fixed (DFVSTF)

DFA VA U.S. Large Value (DFVULV)

DFA VA U.S. Targeted Value (DFVUTV)

EATON VANCE VP

Eaton Vance VT Floating-Rate Income (ETVFR)

FEDERATED HERMES INSURANCE SERIES

Federated Hermes High Income Bond II (FHIB)

Federated Hermes Kaufmann II (FVK2S)

Federated Hermes Managed Volatility II (FVU2)

FIDELITY VIP

Fidelity VIP Balanced - Serv II (FB2)

Fidelity VIP Contrafund - Serv II (FC2)

Fidelity VIP Disciplined Small Cap - Serv II (FDSCS2)

Fidelity VIP Equity-Income - Serv II (FEI2)*

Fidelity VIP Growth - Serv II (FG2)

Fidelity VIP Growth & Income - Serv II (FGI2)

Fidelity VIP Growth Opportunities - Serv II (FGO2)

Fidelity VIP High Income - Serv II (FHI2)

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)

Fidelity VIP Mid Cap - Serv II (FMC2)

Fidelity VIP Energy Service Class 2 (FNRS2)*

Fidelity VIP Overseas - Serv II (FO2)

Fidelity VIP Real Estate - Serv II (FRESS2)

Fidelity VIP Value -Serv II (FV2)

Fidelity VIP Freedom Income Serv II (FVFI2)

Fidelity VIP Intl Capital Apprec - Serv II (FVICA2)

Fidelity VIP Strategic Income - Serv II (FVSIS2)

FIRST EAGLE

First Eagle Overseas (FEOVF)

FRANKLIN TEMPLETON VIP TRUST

Franklin Templeton Global Bond II (FTVGI2)

Franklin Global Real Estate II (FTVGR2)

Franklin Income II (FTVIS2)

Franklin Mutual Shares II (FTVMS2)

Franklin Rising Dividends II (FTVRD2)

Franklin Strategic Income II (FTVSI2)

Franklin U.S. Government Securities II (FTVUG2)

GOLDMAN SACHS VAR INS TRUST

Goldman Sachs VIT Multi-Strategy Alternatives (GVMSA)

GUGGENHEIM VARIABLE TRUST

Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)

Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)*

Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)

Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)*

Guggenheim Rydex Biotechnology (RBF)

Guggenheim Rydex Banking (RBKF)

Guggenheim Rydex Basic Materials (RBMF)*

Guggenheim Rydex Consumer Products (RCPF)*

Guggenheim Rydex Electronics (RELF)

Guggenheim Rydex Energy (RENF)

Guggenheim Rydex Energy Services (RESF)

Guggenheim Rydex Financial Services (RFSF)*

Guggenheim Rydex Health Care (RHCF)

Guggenheim Rydex High Yield Strategy (RHYS)

Guggenheim Rydex Internet (RINF)*

Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)

Guggenheim Rydex Europe 1.25X Strategy (RLCE)*

Guggenheim Rydex Japan 2X Strategy (RLCJ)*

Guggenheim Rydex Leisure (RLF)

Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)*

Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)*

Guggenheim Rydex Nova (RNF)

Guggenheim Rydex NASDAQ-100 (ROF)

Guggenheim Rydex Precious Metals (RPMF)

Guggenheim Rydex Real Estate (RREF)

Guggenheim Rydex Retailing (RRF)

Guggenheim Long Short Equity (RSRF)*

Guggenheim Rydex Technology (RTEC)

Guggenheim Rydex Telecommunications (RTEL)*

Guggenheim Rydex S&P 500 2X Strategy (RTF)*

Guggenheim Rydex Transportation (RTRF)

Guggenheim Rydex Inverse S&P 500 Strategy (RUF)*

Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)*

Guggenheim Rydex Utilities (RUTL)*

Guggenheim Multi-Hedge Strategies (RVARS)

Guggenheim Rydex Commodities Strategy (RVCMD)*

Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)*

Guggenheim Rydex Inverse Mid-Cap Strategy (RVIMC)*

Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)*

Guggenheim Rydex S&P 500 Pure Growth (RVLCG)

Guggenheim Rydex S&P 500 Pure Value (RVLCV)

Guggenheim Rydex Dow 2X Strategy (RVLDD)*

Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)*

Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)

Guggenheim Global Managed Futures Strategy (RVMFU)

Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)

Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)

Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)*

Guggenheim Rydex Weakening Dollar 2X Strategy (RVWDL)*

Guggenheim Var Ser StylePlus Mid Growth Ser J (SBLJ)*

Guggenheim Var Ser High Yield Ser P (SBLP)*

Guggenheim Var Ser Small Cap Value Ser Q (SBLQ)

Guggenheim Var Ser StylePlus Large Growth Ser Y (SBLY)

INVESCO V. I.

Invesco V.I. Comstock I (ACC1)

Invesco V.I. Growth and Income I (ACGI)*

Invesco V.I. Core Equity I (AVGI)*

Invesco V.I. High Yield I (AVHY1)*

Invesco V.I. International Growth I (AVIE)

Invesco V.I. Balanced Risk Allocation II (IVBRA2)

Invesco V.I. Core Plus Bond I (IVCPBI)

Invesco V.I. Diversified Dividend I (IVDDI)

Invesco V.I. Government Money Market I (IVGMMI)

Invesco V.I. Government Securities I (IVGS1)

Invesco V.I. Health Care I (IVHS)

Invesco V.I. Equity and Income I (IVKEI1)

Invesco V.I. Mid Cap Core Equity II (IVMCC2)

Invesco V.I. Global Real Estate I (IVRE)

Invesco V.I. Technology I (IVT)

Invesco Oppenheimer V.I. Main Street - S2 (OVGIS)*

Invesco Oppenheimer V.I. Global - S2 (OVGSS)

Invesco Oppenheimer V.I. International Growth - S2 (OVIGS)

Invesco Oppenheimer V.I. Global Strategic Inc - S2 (OVSBS)

Invesco Oppenheimer V.I. Total Return Bond - S2 (OVTRBS)

IVY VIP

Ivy VIP Asset Strategy (WRASP)*

Ivy VIP Corporate Bond (WRBDP)

Ivy VIP Balanced (WRBP)

Ivy VIP Energy (WRENG)

Ivy VIP Global Bond (WRGBP)

Ivy VIP Natural Resources (WRGNR)

Ivy VIP High Income (WRHIP)

Ivy VIP Limited-Term Bond (WRLTBP)

Ivy VIP Mid Cap Growth (WRMCG)

Ivy VIP Science and Technology (WRSTP)

Ivy VIP Value (WRVP)

JANUS ASPEN SERIES

Janus Henderson Balanced - Inst (JABIN)

Janus Henderson Enterprise - Inst (JAEI)

Janus Henderson Flexible Bond - Serv (JAFBS)

Janus Henderson Forty - Inst (JAFRIN)

Janus Henderson Global Research - Inst (JAGRIN)

Janus Henderson Overseas - Inst (JAIG)

Janus Henderson Research - Inst (JARIN)

Janus Henderson US Low Volatility - Serv (JIULVV)

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Janus Henderson Mid Cap Value - Inst (JMCVIN)

JOHN HANCOCK

JHancock Emerging Markets Value Trust NAV (JHEVTN)

JPMORGAN

JPMorgan Global Allocation Class 2 (JPIGA2)

JPMorgan Income Builder Class 2 (JPIIB2)

LAZARD RETIREMENT SERIES FUND

Lazard Retirement Emerging Markets Equity (LZREMS)

Lazard Retirement Global Dynamic Multi-Asset (LZRGDM)*

Lazard Retirement International Equity (LZRIES)

Lazard Retirement US Small-Mid Cap Equity (LZRUSM)

LMPV EQUITY TRUST

LMCBV Aggressive Growth I (LPVCAI)

LMCBV Dividend Strategy I (LPVCII)

LM QS Dynamic Multi Strategy II (LPVQD2)

LMCBV Large Cap Growth I (LVCLGI)

LMCBV Small Cap Growth II (SBVSG2)

LMPV INCOME TRUST

LMWAV Global High Yield Bond I (SBVHY)

LORD ABBETT SERIES FUND, INC.

Lord Abbett Bond Debenture (LOVBD)

Lord Abbett Dividend Growth (LOVCDG)

Lord Abbett Growth and Income (LOVGI)*

MAINSTAY VP FUNDS TRUST

MainStay VP MacKay Convertible Service (MNCPS)

MFS VARIABLE INSURANCE TRUST

MFS Growth Series - Service (MEGSS)

MFS VIT New Discovery Series - Service (MNDSC)

MFS Value Series - Service (MVFSC)

NATIONWIDE VARIABLE INSURANCE

NW DoubleLine NVIT Total Return Tactical Cl Y (DTRTFY)

NVIT S&P 500 Index - Class Y (GVEXD)

NVIT International Index - Class Y (GVIXY)

NVIT Mid Cap Index - Class Y (MCIFD)

NVIT JP Morgan Mozaic Multi-Asset Class Y (NJMMAY)*

NVIT Bond Index - Class Y (NVBXD)

NVIT Investor Destinations Capital Appreciation Class P (NVDCAP)*

NVIT iShares ETF Fixed Income Fund Y (NVFIY)*

NVIT iShares ETF Global Equity Fund Y (NVGEY)*

NVIT Investor Destinations Moderate Class P (NVIDMP)*

NVIT Columbia Overseas Value Class X (NVMIVX)*

NVIT Multi-Manager Mid Cap Value I (NVMMV1)

Nationwide Newton NVIT Sustainable U.S. Equity I (NVNSR1)*

NVIT Small Cap Index - Class Y (NVSIXD)

NVIT Government Money Market (SAMY)

Nationwide NVIT AQR Large Cap Defensive Style Class 1 (TRF)

NEUBERGER BERMAN ADV MGT TRUST

Neuberger Berman AMT Mid Cap Growth Class I (AMCG)

Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)

Neuberger Berman AMT Sustainable Equity Class I (AMSRS)*

Neuberger Berman AMT Short Duration Bond (AMTB)

Neuberger Berman AMT US Equity Index PutWrite Strategy (NBARMS)

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts Rational Trend Aggregation VA (HVDCT)*

Ntrn Lts 7Twelve Balanced Cl 3 (NO7TB3)

Ntrn Lts TOPS Aggressive Growth ETF - Class 2 (NOTAG2)*

Ntrn Lts TOPS Managed Risk Balanced ETF - Class 2 (NOTB2)

Ntrn Lts BTS Tactical Fixed Income VIT CL 2 (NOTBBA)

Ntrn Lts TOPS Balanced ETF - Class 2 (NOTBE2)*

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Ntrn Lts TOPS Conservative ETF - Class 2 (NOTC2)*

Ntrn Lts TOPS Managed Risk Growth ETF - Class 2 (NOTG2)*

Ntrn Lts TOPS Growth ETF - Class 2 (NOTGR2)*

Ntrn Lts TOPS Moderate Growth ETF - Class 2 (NOTMD2)*

Ntrn Lts TOPS Managed Risk Moderate Growth ETF -2 (NOTMG2)*

Ntrn Lts Probabilities Class 1 (NOVPB1)*

Ntrn Lts Power Dividend Index (NOVPDI)

Ntrn Lts Power Income Class 2 (NOVPI2)*

Ntrn Lts Power Momentum (NOVPM)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT Dynamic Bond - Admin (PMUBAM)

PIMCO VIT All Asset - Admin (PMVAAA)

PIMCO VIT All Asset - Inst (PMVAAI)*

PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)

PIMCO VIT International Bond (Unhedged)- Admin (PMVFBA)*

PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)

PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)

PIMCO VIT High Yield - Admin (PMVHYA)

PIMCO VIT Income - Admin (PMVID)

PIMCO VIT Low Duration - Admin (PMVLDA)

PIMCO VIT Long Term US Government - Admin (PMVLGA)

PIMCO VIT Real Return - Admin (PMVRRA)

PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)

PIMCO VIT Total Return - Admin (PMVTRA)

PIMCO VIT Global Core Bond (Hedged) Adm (PVGCBA)*

PIMCO VIT Global Managed Allocation Adm (PVGMAA)*

PIMCO VIT Short-Term - Admin (PVSTA)

PROFUNDS VP

ProFunds VP Asia 30 (PROA30)

ProFunds Access VP High Yield (PROAHY)*

ProFunds VP Biotechnology (PROBIO)

ProFunds VP Bull (PROBL)*

ProFunds VP Basic Materials (PROBM)*

ProFunds VP Banks (PROBNK)*

ProFunds VP Bear (PROBR)*

ProFunds VP Consumer Goods (PROCG)*

ProFunds VP Consumer Services (PROCS)

ProFunds VP Europe 30 (PROE30)*

ProFunds VP Emerging Markets (PROEM)

ProFunds VP Financials (PROFIN)*

ProFunds VP Falling US Dollar (PROFUD)*

ProFunds VP Government Money Market (PROGMM)

ProFunds VP U.S. Government Plus (PROGVP)*

ProFunds VP Health Care (PROHC)

ProFunds VP Industrials (PROIND)

ProFunds VP International (PROINT)*

ProFunds VP Japan (PROJP)

ProFunds VP Large-Cap Growth (PROLCG)

ProFunds VP Large-Cap Value (PROLCV)*

ProFunds VP Mid-Cap (PROMC)

ProFunds VP Mid-Cap Growth (PROMCG)*

ProFunds VP Mid-Cap Value (PROMCV)

ProFunds VP NASDAQ-100 (PRON)

ProFunds VP Internet (PRONET)

ProFunds VP Oil & Gas (PROOG)*

ProFunds VP Pharmaceuticals (PROPHR)*

ProFunds VP Precious Metals (PROPM)

ProFunds VP Real Estate (PRORE)*

ProFunds VP Rising Rates Opportunity (PRORRO)*

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

ProFunds VP Small Cap (PROSC)

ProFunds VP Small-Cap Growth (PROSCG)

ProFunds VP Semiconductor (PROSCN)

ProFunds VP Small-Cap Value (PROSCV)

ProFunds VP Short Emerging Markets (PROSEM)*

ProFunds VP Short International (PROSIN)*

ProFunds VP Short Mid-Cap (PROSMC)*

ProFunds VP Short NASDAQ-100 (PROSN)*

ProFunds VP Short Small-Cap (PROSSC)*

ProFunds VP Technology (PROTEC)*

ProFunds VP Telecommunications (PROTEL)*

ProFunds VP UltraBull (PROUB)*

ProFunds VP UltraMid-Cap (PROUMC)*

ProFunds VP UltraNASDAQ-100 (PROUN)*

ProFunds VP UltraSmall-Cap (PROUSC)*

ProFunds VP UltraShort NASDAQ-100 (PROUSN)*

ProFunds VP Utilities (PROUTL)

PUTNAM VARIABLE TRUST

Putnam VT Mortgage Securities Cl IB (PVAGIB)*

Putnam VT Multi Asset Absolute Return Cl B (PVAR5B)*

Putnam VT Diversified Income Cl IB (PVDIB)

Putnam VT Equity Income Cl IB (PVEIB)

Putnam VT High Yield Cl IB (PVHYB)

Putnam VT Income Cl IB (PVIB)

Putnam VT International Value Class IB (PVIGIB)*

Putnam VT Sustainable Leaders Class IB (PVNOB)

REDWOOD

Redwood Managed Volatility Class I (RWMVI)*

Redwood Managed Volatility Class N (RWMVN)

ROYCE CAPITAL FUND

Royce Micro-Cap (ROCMC)

Royce Small-Cap (ROCSC)

T. ROWE PRICE VIP II

T. Rowe Price Blue Chip Growth II (TRBCG2)

T. Rowe Price Equity Income II (TREI2)

T. Rowe Price Health Sciences II (TRHS2)

T. Rowe Price Limited-Term Bond II (TRLT2)

THIRD AVENUE FFI STRATEGIES

Third Avenue FFI Strategies Portfolio (TAVV)*

TIMOTHY PLAN VARIABLE SERIES

Timothy Plan Conservative Growth VS (TPVCGP)*

Timothy Plan Strategic Growth VS (TPVSGP)

VANECK VIP

VanEck VIP Global Gold Class S (VVGGS)

VanEck Emerging Markets Bond (VWBF)

VanEck VIP Emerging Markets (VWEM)

VanEck VIP Global Hard Assets Initial Cl (VWHA)

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Balanced (VVB)

Vanguard VIF Conservative Allocation (VVCA)

Vanguard VIF Capital Growth (VVCG)

Vanguard VIF Diversified Value (VVDV)

Vanguard VIF Equity Income (VVEI)

Vanguard VIF Equity Index (VVEIX)

Vanguard VIF Growth (VVG)

Vanguard VIF Global Bond Index (VVGBI)

Vanguard VIF Total Bond Market Index (VVHGB)

Vanguard VIF High Yield Bond (VVHYB)

Vanguard VIF International (VVI)

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Vanguard VIF Moderate Allocation (VVMA)*

Vanguard VIF Mid-Cap Index (VVMCI)

Vanguard VIF REIT Index (VVREI)

Vanguard VIF Small Company Growth (VVSCG)

Vanguard VIF Short-Term Investment Grade (VVSTC)

Vanguard VIF Total International Stock Market Index (VVTISI)

Vanguard VIF Total Stock Market Index (VVTSM)

VIRTUS VAR INSURANCE TRUST

Virtus SGA International Class A (VRVDIA)*

Virtus Duff & Phelps Real Estate Securities Class A (VRVDRA)

Virtus Newfleet Multi-Sector Intermediate Bond Class A (VRVNMA)

WELLS FARGO VARIABLE TRUST

Wells Fargo VT Discovery (SVDF)

Wells Fargo VT Opportunity (SVOF)*

WESTCHESTER CAPITAL MGMT

Westchester Merger Fund VL (MGRFV)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)	2/7/2020
Guggenheim Rydex Basic Materials (RBMF)	4/7/2020
Guggenheim Rydex High Yield Strategy (RHYS)	4/6/2020
Invesco V.I. Comstock I (ACC1)	3/27/2020
NVIT AQR Large Cap Defensive Style Class 1 (TRF)	12/30/2020
Ntrn Lts TOPS Managed Risk Balanced ETF - Class 2 (NOTB2)	2/24/2020
ProFunds VP Oil & Gas (PROOG)	3/10/2020
Virtus SGA International Growth - Class A (VRVDIA)	5/19/2020
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)	10/23/2020
MFS VIT New Discovery Series - Service (MNDSC)	5/1/2020
Putnam VT Sustainable Leaders Class IB (PVNOB)	5/1/2020
NVIT iShares ETF Fixed Income Fund Y (NVFIY)	5/1/2020
NVIT Government Money Market (SAMY)	5/1/2019
Vanguard VIF Conservative Allocation (VVCA)	5/1/2019
Vanguard VIF Global Bond Index (VVGBI)	5/1/2019
Vanguard VIF Total International Stock Market Index (VVTISI)	5/1/2019

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)	4/30/2020
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)	4/23/2020
Lord Abbett International Opportunities (LOIOVC)	7/31/2019
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)	4/30/2019
Invesco Oppenheimer V.I. Global Multi-Alternatives - Cl 2 (OVGMAS)	4/26/2019
Tortoise VIP MLP & Pipeline Class II (TTVMP2)	3/6/2019
Janus Henderson Global Unconstrained Bond - Serv (JGUBSV)	2/27/2019

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
PVAAAD	PIMCO VIT All Asset All Authority - Admin	PMVAAI	PIMCO VIT All Asset - Inst	6/1/2020
PVAAAI	PIMCO VIT All Asset All Authority - Inst	PMVAAI	PIMCO VIT All Asset - Inst	6/1/2020
GVDIVI	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	NVMIVX	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	10/16/2020
NVLCAP	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)	NVDCAP	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P	10/23/2020
NVLMP	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)	NVIDMP	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P	10/23/2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
AMVGB4	American Funds Capital World Bond Class 4	American Funds Global Bond Class 4	4/29/2020
ARLPE3	ALPS Red Rocks Global Opportunity Cl III	ALPS/Red Rocks Listed Private Equity Cl III	5/1/2020
FHIB	Federated Hermes High Income Bond II	Federated High Income Bond II	5/1/2020
FVK2S	Federated Hermes Kaufmann II	Federated Kaufmann II	5/1/2020
FVU2	Federated Hermes Managed Volatility II	Federated Managed Volatility II	5/1/2020
LOVCDG	Lord Abbett Dividend Growth	Lord Abbett Calibrated Dividend Growth	5/1/2020
NVNSR1	Nationwide Newton NVIT Sustainable U.S. Equity I	NW Neuberger Berman NVIT Socially Responsible I	5/1/2020
PVGMAA	PIMCO VIT Global Managed Allocation Adm	PIMCO VIT Global Multi-Asset Managed Allocation Adm	5/1/2020
TAVV	Third Avenue FFI Strategies Portfolio	Third Avenue Variable Annuity Trust Value	5/1/2020
TRF	Nationwide NVIT AQR Large Cap Defensive Style Class 1	NVIT Nationwide Fund Class 1	5/1/2020
VWBF	VanEck Emerging Markets Bond	VanEck VIP Unconstrained Emerging Markets Bond	5/1/2020
ACVIG	American Century VP Disciplined Core Value I	American Century VP Income & Growth I	9/25/2020

Effective May 1, 2020, the trust name Janus Henderson VIT Funds was changed to Janus Aspen Series.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Company deducts a monthly subscription charge of $20 to issue and administer each Monument Advisor NY contract. These fees were $87,971 and $69,876 for the years ended December 31, 2020 and 2019, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity.

The Company deducts a total daily charge from certain low-cost investments of Monument Advisor NY, which is equivalent to the effective annual rate of 0.25% of the daily total net assets. This fee is charged on the low-cost investments that do not provide the Company with the amount of revenue it requires to meet its revenue targets. These fees were $178,605 and $128,439 for the year ended December 31, 2020 and 2019, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity.

Pursuant to an agreement between the Separate Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Separate Account.

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$199,806,409	$-	$-	$199,806,409

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
APTGBS	$597,817	$275,607
ALCGI2	3,686,806	3,106,443
ALMGI2	536,554	137,846
ALCAI2	319,009	237,716
ALVGIA	11,541	5,870
ALVIVB	4,474	140,544
ALVSVB	106,654	78,728
AAGEA2	763	255
ABEAA2	122,699	121,763
ACEAA2	665,395	666,958
AGEAA2	29,439	860
AUGEA2	27,124	163,596
AAEIP3	53,509	201,161
ARLPE3	-	2,228
ACVB	204,688	88,997
ACVIG	591,411	47,896
ACVIP2	155,091	154,175
ACVI	39,084	294,128
ACVU1	206,318	12,103
ACVV	65	2,375
AMVM4	1,122	65,406
AVRBP2	4,413	32,064
AMVHI4	2,427,883	2,446,845
AMVGI4	55,830	77,658
AMVGR4	140,360	187,656
AMVGB4	12,815	39,280
AMVBD4	137,661	48,903
AMVAA4	120,370	38,405
AMVGS4	4,192	9,035
AVPAP2	18,565	42,320
AMVI4	71,074	165,139
AMVBC4	3,355	68,360
AMVNW4	572,983	481,852
AMVGW4	9,853	13
AMVGG4	16,533	19,162
AMVUA4	717,171	383,451
AMVIG4	2,302	20,349
AMVCB4	6,474	1,988
PIVB2	36,224	527,773
PIVEI2	5,804	1,641
PIVMV2	227	2
PIVSI2	40,065	40,189
BRVUG3	462,788	245,023
BVLFG3	949,657	1,488,989
BVLCC3	19,836	6
BRVHY3	2,925,645	2,743,962
BRVTR3	933,213	333,161
BRVED3	158,610	82,810
MLVGA3	208,880	53,082
DVSCS	146,728	321,425
DSIF	46,210	137,391
DSRG	26,583	3,554
CVSBF	417,332	632,171
CLVSI2	83,715	5,673
CLVGT2	104,077	440,377

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

CLVSV1	84,275	36,082
CLVLV1	-	56
CLVQF2	4,370	153,200
CSCRS	4,483	1,000
DWVSVS	51,891	6,389
DFVEA	744,511	88,626
DFVGMI	357,278	301,462
DFVGB	280,964	186,670
DFVIS	433,914	279,058
DFVIV	1,214,591	532,606
DFVSTF	1,715,750	535,017
DFVULV	1,286,302	1,071,132
DFVUTV	856,246	218,582
ETVFR	133,092	1,633,284
FVK2S	195,617	78,785
FVU2	116,484	8,159
FHIB	1,117,575	908,872
FVICA2	189,451	231,788
FVFI2	195,877	208,124
FDSCS2	9,089	53,118
FC2	2,739,057	294,862
FB2	1,204,420	647,140
FEI2	875	16,145
FGI2	100,443	42,065
FGO2	3,193,560	1,631,657
FG2	2,134,717	1,637,667
FHI2	1,313,392	1,685,753
FIGBP2	1,426,463	613,303
FMC2	7,517	5,850
FO2	1,766	2,635
FV2	196,258	571
FRESS2	27,891	25,041
FVSIS2	126,981	265,927
FEOVF	28,365	33,778
FTVMS2	714	20,161
FTVIS2	10,276	92,279
FTVGR2	1,445	3,719
FTVRD2	28,492	138,436
FTVUG2	20,369	12,748
FTVGI2	183,432	76,195
FTVSI2	248,234	486,405
GVMSA	1,004	27
GVR2XS	154,491	159,379
GVTRBE	1,102,177	775,702
RVMFU	15,438	9,472
RSRF	4,268	35,564
RBKF	64,824	107,944
RBMF	49,679	58,395
RBF	367,900	385,841
RCPF	-	301,618
RVLDD	232,505	244,948
RELF	216,845	302,694
RENF	20,004	20,442
RESF	92	3,737
RUGB	2,790,369	2,821,653
RHCF	78,857	27,258
RINF	237,477	255,707
RJNF	261,162	256,964
RAF	1,200,701	1,101,072

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

RVISC	115,000	110,679
RUF	15,000	15,232
RLF	94,026	91,765
RVARS	782	48
RVF	1,966,602	1,643,461
ROF	3,338,418	3,175,094
RNF	38,763	11,225
RPMF	643,518	496,468
RREF	46,435	40,005
RRF	26,616	13,536
RTF	149,644	285,372
RVLCG	389,861	350,994
RVLCV	910,280	990,517
RVMCV	909,509	340,363
RVSCG	447,200	246,829
RVSCV	499,767	231,692
RTEC	608,510	861,397
RTRF	277,720	265,207
RUTL	139,170	207,896
GVFRB	2,140,245	388,664
SBLJ	-	13,198
SBLP	1,197,239	1,415,079
SBLQ	1,488	19
SBLY	2,873	19
RHYS	644,665	474,685
ACC1	430,080	191,814
IVKEI1	167,454	3,009
IVHS	2,438	194
IVRE	102,615	24,480
AVHY1	1,832,294	1,857,000
IVBRA2	96,718	33,135
AVIE	38,882	1,276
IVDDI	91,289	194,977
IVT	242,000	233,150
IVMCC2	4,208	120
IVGS1	94	91
IVCPBI	587,433	36,631
IVGMMI	26,273,496	27,311,483
OVTRBS	81,235	142,922
OVIGS	48,143	8,249
OVGSS	62,665	108,702
OVGIS	90,926	77,092
OVSBS	112,702	324
WRBP	147,182	74,910
WRBDP	1,914,364	1,308,064
WRENG	60,246	54,229
WRGBP	177,337	95,213
WRGNR	1,017	19
WRHIP	1,454,103	1,008,169
WRLTBP	5,822	981
WRMCG	79,287	212
WRSTP	63,388	98,865
WRVP	2,041	1,394
JABIN	1,072,225	1,063,951
JAFRIN	115,222	408,242
JAGRIN	21,487	12,063
JIULVV	292,639	52,625
JMCVIN	113,920	26,170
JARIN	4,096	183

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

JAEI	189,023	350,661
JAFBS	38,416	1,615
JAIG	66,116	15,172
JHEVTN	151,909	101,139
JPIGA2	350,959	376,777
JPIIB2	39,009	459,398
LZRGDM	-	59,197
LZRUSM	24,857	8,328
LZREMS	98,395	136,657
LZRIES	78,431	110,105
LPVCAI	2,121	704
LPVCII	215,312	514
SBVSG2	532,571	250,337
SVDF	31,582	70,282
LPVQD2	254	140
LVCLGI	258,932	1,795
SBVHY	2,303,910	2,337,063
LOVCDG	25,009	1
LOVBD	4,077,992	3,117,874
MNCPS	1,910,582	1,713,883
MNDSC	58,268	40
MEGSS	260,254	46,142
MGRFV	112,645	11,095
MVFSC	318,707	143,226
SAMY	39,192,636	31,947,552
NVFIY	160,949	161,359
DTRTFY	442,924	294,000
DVIV	6,373	77,560
TRF	4,059	1
GVIXY	392,914	634,182
NVMMV1	6,097	66
NVBXD	67,495	91,643
NVDCAP	238,491	231,525
NVSIXD	764,053	134,775
NVLCAP	3,971	238,492
MCIFD	161,482	135,147
GVEXD	2,715,876	869,645
NBARMS	2,412	2
AMTB	477,915	523,426
AMCG	212,470	5,513
AMRI	8,118	44,196
NOTB2	254,972	51,206
NOVPM	485	-
NOVPDI	353	37,376
NO7TB3	10,791	13,520
NOTBBA	703	-
PVSTA	277,877	668,396
PMUBAM	116,210	118,330
PMVAAA	139,916	128,182
PMVRSA	6,125	11,650
PMVHYA	1,739,380	1,784,770
PMVID	614,748	1,044,344
PMVLGA	1,018,275	642,612
PMVLDA	541,571	173,657
PMVRRA	1,547,639	541,448
PMVTRA	3,088,726	279,151
PMVEBA	2,670,842	2,674,607
PMVGBA	59,714	38,452
PMVFHA	147,111	140,344

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

PROGMM	38	120,355
PROLCG	1,419,807	1,935,048
PROMC	99,495	87,083
PROMCV	7,649	19,485
PROSC	8,971	12,905
PROSCG	1,975	2,258
PROSCV	1,818	12,901
PROUB	10,000	9,813
PROUSC	15,000	16,175
PROA30	30,374	194,097
PROBIO	61,014	21,084
PROBL	82,140	83,066
PROCS	37,823	1
PROEM	9,048	725
PROFIN	24,594	101,146
PROHC	18,685	-
PROIND	599	8,571
PRONET	717,093	568,844
PROJP	12,557	44,520
PRON	141,125	32,903
PROOG	24,823	26,726
PROPM	132,280	546,576
PRORE	271	7,090
PROSCN	17,878	-
PROTEC	6,048	16,294
PROTEL	-	10,720
PROGVP	88,775	85,807
PROUN	139,001	142,054
PROUTL	11,542	7,343
PVAGIB	13,083	133,426
PVAAAD	6,739	186,654
PVDIB	3,408	7,747
PVEIB	218,100	233,053
PVHYB	2,087,636	2,062,359
PVIB	295,250	40,362
PVNOB	3,204	131
RWMVN	2,166	-
ROCMC	4,596	2,529
ROCSC	17,022	71,693
TRBCG2	1,862,629	978,566
TREI2	35,537	21,976
TRHS2	747,169	409,842
TRLT2	89,648	469,498
VRVDIA	39,100	43,312
VRVDRA	13,155	3,186
VRVNMA	373,509	225,817
TPVSGP	869	149
VVGGS	189,374	169,225
VWBF	30,477	28,500
VWEM	172,279	106,963
VWHA	57,662	40
VVCA	392,471	8,720
VVB	1,447,710	1,685,865
VVCG	323,878	142,078
VVDV	600,899	107,887
VVEI	775,734	615,430
VVEIX	1,700,535	995,552
VVG	1,255,889	330,683
VVGBI	72,522	5,053

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

VVHYB	689,585	617,188
VVI	1,466,748	862,907
VVMCI	906,942	306,254
VVREI	445,965	352,879
VVSTC	3,957,807	504,038
VVSCG	73,760	134,344
VVHGB	4,135,712	1,570,839
VVTISI	814,141	56,153
VVTSM	3,698,539	1,973,508

	$197,804,389	$156,783,771

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Advisors Preferred Trust Gold Bullion Strategy (APTGBS)
2020	0.00%			43,774	$12.65			$553,678	6.88%	19.69%
2019	0.00%			17	10.57			179	0.35%	17.94%
2018	0.00%			9	8.96			78	10.76%	-4.38%
2017	0.00%	to	0.15%	3	9.37	to	10.19	26	0.00%	1.90%	to	11.28%
2016	0.00%			3	8.42			24	0.00%	6.85%
Alger Capital Appreciation Class I-2 (ALCAI2)
2020	0.00%			6,124	87.12			533,493	0.00%	41.75%
2019	0.00%			6	61.46			370	0.00%	33.58%
2018	0.00%			3	46.01			129	0.08%	-0.09%
2017	0.00%	to	0.15%	2	11.41	to	46.05	109	0.26%	14.10%	to	31.08%
2016	0.00%			1	35.13			47	0.24%	0.49%
Alger Large Cap Growth Class I-2 (ALCGI2)
2020	0.00%			14,430	62.11			896,212	0.16%	67.03%
2019	0.00%			-	37.18			13	0.00%	27.43%
2018	0.00%			-	29.18			13	0.00%	2.21%
2017	0.00%	to	0.15%	-	11.22	to	28.55	12	0.00%	12.20%	to	28.49%
2016	0.00%			-	22.22			10	0.00%	-0.85%
Alger Mid Cap Growth (ALMGI2)
2020	0.00%			9,416	52.04			490,001	0.00%	64.63%
AB Growth and Income Class A (ALVGIA)
2020	0.00%			6,665	28.43			189,508	1.58%	2.72%
2019	0.00%			7	27.68			191	1.25%	23.91%
2018	0.00%			7	22.34			160	0.97%	-5.62%
2017	0.00%	to	0.15%	9	11.46	to	23.67	222	1.44%	14.60%	to	18.94%
2016	0.00%			8	19.90			163	1.27%	11.30%
AB International Value Class B (ALVIVB)
2020	0.00%			5,725	8.38			47,964	0.78%	2.21%
2019	0.00%			30	8.20			248	0.82%	16.79%
2018	0.00%			32	7.02			224	1.25%	-22.94%
2017	0.00%	to	0.15%	3	9.11	to	11.20	27	2.61%	12.00%	to	25.14%
2016	0.00%			2	7.28			16	2.77%	-0.82%
AB Small-Mid Cap Value – Class B (ALVSVB)
2020	0.00%			8,034	27.95			224,589	0.69%	3.05%
2019	0.00%			6	27.13			173	0.30%	19.90%
2018	0.00%			7	22.62			168	0.23%	-15.31%
2017	0.00%	to	0.15%	9	11.09	to	26.71	252	0.26%	10.90%	to	12.84%
2016	0.00%			4	23.67			99	0.39%	24.78%
ALPS Alerian Energy Infrastructure Class III (AAEIP3)
2020	0.00%			20,156	7.60			153,127	1.98%	-25.12%
2019	0.00%			37	10.15			380	1.84%	20.41%
2018	0.00%			15	8.43			129	1.00%	-18.94%
2017	0.00%	to	0.15%	22	9.82	to	10.40	233	1.93%	-1.80%	to	-0.86%
2016	0.00%			37	10.49			392	2.63%	40.81%
ALPS Aggressive Growth ETF Asset Allocation II (AAGEA2)
2020	0.00%			1,088	20.48			22,281	1.90%	9.96%
2019	0.00%			1	18.62			21	1.54%	22.17%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
ALPS Balanced ETF Asset Allocation II (ABEAA2)
2020	0.00%			21,966	18.88			414,795	2.29%	9.12%
2019	0.00%			22	17.31			375	2.09%	16.26%
2018	0.00%			21	14.88			316	2.27%	-6.24%
2017	0.00%	to	0.15%	8	10.75	to	15.87	130	2.44%	7.50%	to	13.28%
2016	0.00%			4	14.01			52	3.01%	8.52%
ALPS Conservative ETF Asset Allocation II (ACEAA2)
2020	0.00%			1,957	15.37			30,076	7.92%	6.49%
2019	0.00%			2	14.43			28	2.05%	9.53%
2018	0.00%			2	13.18			29	3.12%	-2.37%
ALPS Growth ETF Asset Allocation II (AGEAA2)
2020	0.00%			15,283	20.09			307,037	2.12%	10.01%
2019	0.00%			14	18.26			264	1.83%	19.77%
2018	0.00%			13	15.25			201	2.12%	-8.02%
2017	0.00%	to	0.15%	2	10.98	to	16.58	35	1.38%	9.80%	to	17.26%
2016	0.00%			2	14.14			30	0.00%	9.70%
ALPS Red Rocks Global Opportunity Cl III (ARLPE3)
2019	0.00%			-	15.26			2	0.00%	39.84%
ALPS Income and Growth ETF Asset Allocation II (AUGEA2)
2020	0.00%			9,811	17.15			168,288	1.22%	8.43%
2019	0.00%			19	15.82			295	5.22%	12.90%
2018	0.00%			1	14.01			18	1.91%	-4.24%
2017	0.00%	to	0.15%	1	10.54	to	14.63	19	1.78%	5.40%	to	9.92%
2016	0.00%			1	13.31			18	2.23%	6.39%
American Century VP Balanced – Class I (ACVB)
2020	0.00%			28,774	29.45			847,268	1.27%	12.53%
2019	0.00%			25	26.17			662	1.54%	19.85%
2018	0.00%			21	21.83			457	1.50%	-3.83%
2017	0.00%	to	0.15%	14	10.81	to	22.70	311	1.73%	8.10%	to	13.90%
2016	0.00%			3	19.93			52	1.95%	6.98%
American Century VP International I (ACVI)
2020	0.00%			18,400	30.37			558,746	0.59%	25.88%
2019	0.00%			29	24.12			706	0.87%	28.42%
2018	0.00%			29	18.78			539	1.26%	-15.25%
2017	0.00%	to	0.15%	29	11.64	to	22.16	636	0.00%	16.40%	to	31.20%
American Century VP Disciplined Core Value I (ACVIG)
2020	0.00%			23,268	33.48			778,908	2.28%	11.81%
2019	0.00%			7	29.94			204	2.30%	23.95%
2018	0.00%			4	24.16			91	1.95%	-6.86%
2017	0.00%	to	0.15%	4	11.28	to	25.94	99	2.56%	12.80%	to	20.48%
2016	0.00%			2	21.53			42	2.38%	13.49%
American Century VP Inflation Protection Class II (ACVIP2)
2020	0.00%			10,963	17.74			194,475	1.35%	9.55%
2019	0.00%			11	16.19			177	2.34%	8.90%
2018	0.00%			10	14.87			145	2.45%	-2.81%
2017	0.00%	to	0.15%	9	10.21	to	15.30	137	2.65%	2.10%	to	3.66%
2016	0.00%			8	14.76			122	0.96%	4.38%
American Century VP Ultra I (ACVU1)
2020	0.00%			3,947	55.04			217,253	0.00%	49.85%
2019	0.00%			-	36.73			10	0.00%	34.58%
2018	0.00%			3	27.29			78	0.03%	0.74%
2017	0.00%	to	0.15%	-	11.65	to	27.09	7	0.00%	16.50%	to	32.21%
American Century VP Value I (ACVV)
2019	0.00%			-	30.29			3	2.13%	27.03%
2018	0.00%			1	23.84			24	1.70%	-9.18%
2017	0.00%	to	0.15%	1	10.74	to	26.25	24	1.97%	7.40%	to	8.74%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
American Funds Asset Allocation Class 4 (AMVAA4)
2020	0.00%			62,804	17.78			1,116,818	1.52%	12.16%
2019	0.00%			58	15.85			925	1.92%	20.93%
2018	0.00%			46	13.11			599	1.54%	-4.86%
2017	0.00%	to	0.15%	36	10.89	to	13.78	495	1.87%	8.90%	to	15.90%
2016	0.00%			11	11.89			127	1.90%	9.18%
American Funds Blue Chip Income and Growth 4 (AMVBC4)
2020	0.00%			5,376	19.14			102,908	1.33%	8.47%
2019	0.00%			10	17.65			171	1.87%	21.03%
2018	0.00%			8	14.58			111	2.04%			-8.93%	****
2017	0.00%	to	0.15%	5	11.21	to	16.01	77	2.43%	12.10%	to	16.69%
2016	0.00%			3	13.72			36	12.86%	18.48%
American Funds Bond Class 4 (AMVBD4)
2020	0.00%			30,670	13.09			401,545	2.33%	9.38%
2019	0.00%			25	11.97			295	2.73%	9.08%
2018	0.00%			9	10.97			98	0.96%	-0.90%
2017	0.00%	to	0.15%	62	10.17	to	11.07	682	2.08%	1.70%	to	3.26%
2016	0.00%			54	10.72			574	2.02%	2.78%
American Funds Capital Income Builder Class 4 (AMVCB4)
2020	0.00%			22,539	11.71			263,977	2.67%	4.11%
2019	0.00%			23	11.25			256	2.57%	17.62%
2018	0.00%			1	19.56			6	2.30%			-4.40%	****
American Funds Capital World Bond Class 4 (AMVGB4)
2020	0.00%			15,351	12.26			188,137	0.98%	9.62%
2019	0.00%			18	11.18			203	1.47%	7.54%
2018	0.00%			14	10.40			147	1.20%	-1.61%
2017	0.00%	to	0.15%	10	10.32	to	10.57	103	1.52%	3.20%	to	6.66%
2016	0.00%			-	9.91			-	0.00%	2.38%
American Funds Global Growth Class 4 (AMVGG4)
2020	0.00%			1,687	15.53			26,194	0.16%	30.17%
2019	0.00%			2	11.93			23	1.11%	34.87%
2018	0.00%			1	18.84			9	5.04%			-11.60%	****
American Funds Growth-Income Class 4 (AMVGI4)
2020	0.00%			24,442	22.09			539,936	1.18%	13.25%
2019	0.00%			27	19.51			522	1.47%	25.85%
2018	0.00%			25	15.50			395	1.32%	-2.02%
2017	0.00%	to	0.15%	22	11.31	to	15.82	351	1.53%	13.10%	to	22.07%
2016	0.00%			15	12.96			199	1.26%	11.24%
American Funds Growth Class 4 (AMVGR4)
2020	0.00%			30,559	33.04			1,009,610	0.20%	51.71%
2019	0.00%			34	21.78			738	0.56%	30.44%
2018	0.00%			38	16.69			634	0.27%	-0.54%
2017	0.00%	to	0.15%	31	11.38	to	16.78	518	0.47%	13.80%	to	27.99%
2016	0.00%			8	13.11			101	0.49%	9.25%
American Funds Global Small Cap Class 4 (AMVGS4)
2020	0.00%			2,504	14.87			37,239	0.13%	29.39%
2019	0.00%			3	11.49			34	0.01%	31.24%
American Funds Global Growth and Income Class 4 (AMVGW4)
2020	0.00%			1,071	12.63			13,522	1.13%	8.55%
American Funds High-Income Bond Class 4 (AMVHI4)
2020	0.00%			13,118	13.83			181,462	5.89%	7.74%
2019	0.00%			13	12.84			171	2.10%	12.27%
2018	0.00%			5	11.44			62	1.97%	-2.64%
2017	0.00%	to	0.15%	54	10.29	to	11.75	637	5.58%	2.90%	to	6.62%
2016	0.00%			84	11.02			931	4.40%	17.36%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
American Funds International Class 4 (AMVI4)
2020	0.00%			36,698	16.01			587,650	0.42%	13.66%
2019	0.00%			46	14.09			652	1.27%	22.67%
2018	0.00%			51	11.49			586	1.48%	-13.35%
2017	0.00%	to	0.15%	57	11.59	to	13.26	762	1.66%	15.90%	to	31.81%
2016	0.00%			35	10.06			357	1.30%	3.29%
American Funds International Growth and Income Class 4 (AMVIG4)
2020	0.00%			1,016	11.34			11,524	0.83%	5.73%
2019	0.00%			3	10.73			31	3.23%	22.46%
American Funds Mortgage Class 4 (AMVM4)
2020	0.00%			2,975	12.13			36,098	0.69%	6.38%
2019	0.00%			8	11.41			95	2.45%	4.80%
2018	0.00%			7	10.88			79	0.78%	0.00%
2017	0.00%	to	0.15%	46	9.98	to	10.88	500	1.13%	-0.20%	to	1.02%
2016	0.00%			63	10.77			678	1.54%	1.99%
American Funds New World (AMVNW4)
2020	0.00%			80,097	17.56			1,406,887	0.03%	23.29%
2019	0.00%			83	14.25			1,187	0.87%	28.82%
2018	0.00%			66	11.06			735	0.86%	-14.26%
2017	0.00%	to	0.15%	39	11.40	to	12.90	504	1.33%	14.00%	to	29.13%
2016	0.00%			5	9.99			51	0.46%	5.05%
American Funds US Government/AAA Rated Securities 4 (AMVUA4)
2020	0.00%			38,876	11.84			460,134	2.10%	9.48%
2019	0.00%			11	10.81			121	2.49%	5.14%
2018	0.00%			1	20.28			11	2.75%	2.80%
American Funds Mngd Rsk Asset Allocation P-2 (AVPAP2)
2020	0.00%			21,333	15.23			324,923	1.57%	5.88%
2019	0.00%			24	14.38			349	2.32%	17.99%
2018	0.00%			25	12.19			303	1.35%	-4.91%
2017	0.00%	to	0.15%	22	10.83	to	12.82	287	0.98%	8.30%	to	14.77%
2016	0.00%			9	11.17			98	1.32%	7.30%
American Funds Mngd Rsk Blue Chp Inc & Gr P-2 (AVRBP2)
2020	0.00%			4,574	14.09			64,466	1.94%	-1.25%
2019	0.00%			7	14.27			99	1.59%	13.88%
2018	0.00%			7	12.53			89	3.47%	-7.39%
2017	0.00%	to	0.15%	5	11.08	to	13.53	62	1.48%	10.80%	to	15.05%
2016	0.00%			2	11.76			25	4.93%	13.40%
Amundi Pioneer Bond VCT II (PIVB2)
2020	0.00%			34,981	19.75			690,709	2.80%	8.42%
2019	0.00%			62	18.21			1,137	3.03%	8.89%
2018	0.00%			34	16.73			572	3.04%	-0.95%
2017	0.00%	to	0.15%	13	10.22	to	16.89	224	2.60%	2.20%	to	3.62%
2016	0.00%			10	16.30			166	2.54%	3.95%
Amundi Pioneer Equity Income VCT Class II (PIVEI2)
2020	0.00%			1,030	32.60			33,580	2.49%	-0.26%
2019	0.00%			1	32.69			30	2.11%	25.23%
2018	0.00%			6	26.10			149	1.81%	-8.77%
2017	0.00%	to	0.15%	11	11.16	to	28.61	329	4.16%	11.60%	to	15.18%
2016	0.00%			-	24.84			11	2.59%	19.54%
Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)
2020	0.00%			237	26.07			6,179	0.96%	1.87%
2019	0.00%			-	25.59			6	1.40%	28.08%
2018	0.00%			2	19.98			46	0.11%	-19.50%
2017	0.00%	to	0.15%	-	10.96	to	24.82	6	0.75%	9.60%	to	12.87%
2016	0.00%			-	21.99			6	0.00%	16.23%
Amundi Pioneer Strategic Income VCT Class II (PIVSI2)
2020	0.00%			4,251	20.60			87,579	3.26%	7.37%
2019	0.00%			4	19.19			86	3.11%	9.52%
2018	0.00%			5	17.52			93	3.00%	-1.96%
2017	0.00%	to	0.15%	6	10.25	to	17.87	99	3.32%	2.50%	to	4.75%
2016	0.00%			1	17.06			19	3.24%	7.36%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
BlackRock Equity Dividend V.I. Cl3 (BRVED3)
2020	0.00%			8,260	25.96			214,405	2.11%	3.57%
2019	0.00%			6	25.06			146	1.69%	27.46%
BlackRock High Yield V.I. Cl3 (BRVHY3)
2020	0.00%			63,085	17.23			1,086,877	4.96%	7.04%
2019	0.00%			55	16.10			890	5.13%	14.86%
2018	0.00%			24	14.01			329	5.23%	-2.91%
2017	0.00%	to	0.15%	36	10.32	to	14.43	517	4.91%	3.20%	to	7.05%
2016	0.00%			19	13.48			251	5.23%	12.80%
BlackRock Total Return V.I. Cl3 (BRVTR3)
2020	0.00%			71,816	13.70			983,680	1.79%	8.55%
2019	0.00%			30	12.62			373	2.60%	9.15%
2018	0.00%			23	11.56			260	2.43%	-0.69%
2017	0.00%	to	0.15%	72	10.17	to	11.64	832	2.21%	1.70%	to	3.19%
2016	0.00%			70	11.28			794	1.77%	2.45%
BlackRock U.S. Government Bond V.I. Cl3 (BRVUG3)
2020	0.00%			49,286	11.89			586,208	1.51%	6.03%
2019	0.00%			30	11.22			336	2.02%	6.14%
2018	0.00%			33	10.57			353	1.91%	0.00%
2017	0.00%	to	0.15%	32	10.03	to	10.57	340	1.78%	0.30%	to	1.25%
2016	0.00%			33	10.44			341	1.43%	0.97%
BlackRock Advantage Large Cap Core V.I. Cl3 (BVLCC3)
2020	0.00%			1,493	33.94			50,676	1.10%	19.50%
2019	0.00%			1	28.40			27	0.41%	28.56%
2018	0.00%			1	22.09			21	0.58%	-5.52%
2017	0.00%	to	0.15%	1	11.20	to	23.38	34	3.08%	12.00%	to	21.96%
BlackRock Large Cap Focus Growth V.I. Cl3 (BVLFG3)
2020	0.00%			2,524	49.97			126,119	0.00%	43.43%
2019	0.00%			15	34.84			532	0.00%	32.33%
2018	0.00%			5	26.33			137	0.00%	2.77%
BlackRock Global Allocation V.I. Cl3 (MLVGA3)
2020	0.00%			42,986	19.68			845,754	1.42%	20.71%
2019	0.00%			37	16.30			601	1.37%	17.76%
2018	0.00%			33	13.84			460	0.89%	-7.61%
2017	0.00%	to	0.15%	27	10.73	to	14.98	410	1.36%	7.30%	to	13.74%
2016	0.00%			27	13.17			358	1.31%	3.78%
BNY Mellon Stock Index (DSIF)
2020	0.25%			9,127	22.64			206,590	1.43%	17.71%
2019	0.25%			16	19.23			299	1.54%	30.86%
2018	0.25%			11	14.69			156	1.24%	-4.92%
2017	0.25%	to	0.40%	93	11.30	to	15.45	1,439	1.76%	13.00%	to	21.27%
2016	0.25%			81	12.74			1,038	3.34%	11.36%
BNY Mellon Sustainable U.S. Equity (DSRG)
2020	0.00%			1,367	43.86			59,955	0.82%	24.14%
2019	0.00%			1	35.33			28	1.57%	34.36%
2018	0.00%			2	26.29			48	1.73%	-4.43%
2017	0.00%	to	0.15%	2	10.74	to	27.51	50	0.93%	7.40%	to	15.35%
2016	0.00%			1	23.85			24	0.00%	10.37%
BNY Mellon Small Cap Stock Index – Serv (DVSCS)
2020	0.00%			29,223	41.48			1,212,220	1.18%	10.64%
2019	0.00%			37	37.49			1,396	0.68%	22.21%
2018	0.00%			22	30.68			667	0.70%	-8.96%
2017	0.00%	to	0.15%	8	10.98	to	33.70	259	0.44%	9.80%	to	12.41%
2016	0.00%			4	29.98			117	0.63%	25.70%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Calvert VP SRI Balanced Class F (CVSBF)
2020	0.00%			4,324	17.36			75,050	0.59%	14.76%
2019	0.00%			22	15.12			336	0.94%	24.28%
2018	0.00%			5	12.17			59	1.78%	-2.64%
2017	0.00%	to	0.15%	5	10.73	to	12.50	61	2.02%	7.30%	to	11.31%
2016	0.00%			5	11.23			55	5.37%	7.36%
CVP Seligman Global Technology - Class 2 (CLVGT2)
2020	0.00%			5,613	104.64			587,342	0.00%	45.80%
2019	0.00%			11	71.77			787	0.00%	54.97%
2018	0.00%			6	46.31			284	0.00%	-8.46%
2017	0.00%			4	11.31	to	50.59	220	0.00%	13.10%	to	34.94%
CVP Select Large Cap Value (CLVLV1)
2020	0.00%			10,196	27.51			280,509	0.00%	7.08%
2019	0.00%			10	25.69			262	0.00%	26.75%
2018	0.00%			17	20.27			342	0.00%	-12.21%
2017	0.00%			17	11.56	to	23.09	385	0.00%	15.60%	to	20.95%
CVP Strategic Income 2 (CLVSI2)
2020	0.00%			33,591	12.87			432,336	3.53%	6.62%
2019	0.00%			28	12.07			341	3.03%	10.22%
2018	0.00%			31	10.95			341	2.25%	-0.64%
2017	0.00%			7	10.30	to	11.02	78	0.00%	3.00%	to	5.86%
CVP Select Small Cap Value (CLVSV1)
2020	0.00%			7,789	22.82			177,774	0.00%	9.19%
2019	0.00%			3	20.90			69	0.00%	17.74%
2018	0.00%			3	17.75			60	0.00%	-12.60%
2017	0.00%			1	11.01	to	20.31	10	0.00%	10.10%	to	12.27%
Credit Suisse Trust Commodity Return Strategy (CSCRS)
2020	0.00%			4,383	5.30			23,244	5.64%	-1.48%
2019	0.00%			4	5.38			21	0.89%	6.69%
2018	0.00%			4	5.05			18	2.84%	-11.56%
2017	0.00%			1	5.71	to	10.45	8	0.00%	1.42%	to	4.50%
2016	0.00%			1	5.63			8	0.00%	12.15%
Delaware VIP Small Cap Value - Service (DWVSVS)
2020	0.00%			21,855	14.26			311,638	1.10%	-2.18%
2019	0.00%			18	14.58			269	0.74%	27.72%
2018	0.00%			17	11.41			198	0.60%	-16.96%
2017	0.00%			19	10.77	to	13.74	257	0.00%	7.70%	to	11.71%
2016	0.00%			6	12.30			79	0.65%	31.13%
DFA VA Equity Allocation (DFVEA)
2020	0.25%			120,707	12.91			1,558,704	2.46%	11.88%
2019	0.25%			56	11.54			643	2.66%	25.60%
2018	0.25%			14	9.19			125	4.24%	-11.38%
DFA VA Global Bond (DFVGB)
2020	0.25%			124,195	11.46			1,423,516	0.03%	1.21%
2019	0.25%			116	11.33			1,310	2.77%	3.93%
2018	0.25%			97	10.90			1,055	4.50%	1.49%
2017	0.00%			92	10.04	to	10.74	991	0.00%	40.00%	to	1.90%
2016	0.25%			73	10.54			766	4.59%	1.44%
DFA VA Global Moderate Allocation (DFVGMI)
2020	0.25%			158,236	14.90			2,358,318	1.20%	11.01%
2019	0.25%			157	13.43			2,113	2.34%	17.83%
2018	0.25%			157	11.39			1,787	2.13%	-7.17%
2017	0.00%			140	10.88	to	12.27	1,713	0.00%	8.80%	to	14.25%
2016	0.25%			111	10.74			1,192	1.80%	8.81%
DFA VA International Small (DFVIS)
2020	0.25%			103,303	14.82			1,530,738	2.35%	9.14%
2019	0.25%			97	13.58			1,313	3.06%	23.59%
2018	0.25%			85	10.99			933	1.60%	-19.96%
2017	0.00%			65	11.60	to	13.73	887	0.00%	16.00%	to	29.65%
2016	0.25%			29	10.59			307	3.18%	6.01%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
DFA VA International Value (DFVIV)
2020	0.25%			316,208	11.04			3,492,304	2.81%	-2.01%
2019	0.25%			251	11.27			2,829	3.98%	15.57%
2018	0.25%			209	9.75			2,035	3.08%	-17.30%
2017	0.25%	to	0.40%	101	11.66	to	11.79	1,188	3.05%	16.60%	to	25.43%
2016	0.25%			80	9.40			751	4.26%	8.92%
DFA VA Short-Term Fixed (DFVSTF)
2020	0.25%			231,592	10.51			2,434,534	0.76%	0.35%
2019	0.25%			120	10.48			1,259	2.50%	2.26%
2018	0.25%			93	10.24			954	1.98%	1.49%
2017	0.25%	to	0.40%	34	10.02	to	10.09	340	1.04%	20.00%	to	0.60%
2016	0.25%			13	10.03			126	1.50%	0.50%
DFA VA U.S. Large Value (DFVULV)
2020	0.25%			219,805	16.00			3,517,921	2.41%	-1.62%
2019	0.25%			205	16.27			3,328	2.19%	25.47%
2018	0.25%			197	12.97			2,548	2.49%	-12.31%
2017	0.25%	to	0.40%	78	11.39	to	14.79	1,149	2.91%	13.90%	to	18.80%
2016	0.25%			43	12.45			536	2.60%	18.57%
DFA VA U.S. Targeted Value (DFVUTV)
2020	0.25%			137,718	14.51			1,997,734	2.32%	3.72%
2019	0.25%			75	13.99			1,044	1.52%	22.25%
2018	0.25%			73	11.44			831	1.01%	-16.07%
2017	0.25%	to	0.40%	62	10.96	to	13.63	847	1.45%	9.48%	to	9.60%
2016	0.25%			35	12.45			438	1.63%	27.17%
Eaton Vance VT Floating-Rate Income (ETVFR)
2020	0.00%			33,482	14.56			487,491	3.59%	2.00%
2019	0.00%			144	14.27			2,055	4.28%	7.07%
2018	0.00%			88	13.33			1,167	3.80%	-0.07%
2017	0.00%	to	0.15%	97	10.19	to	13.34	1,294	3.28%	1.90%	to	3.49%
2016	0.00%			95	12.89			1,227	3.39%	8.87%
Federated Hermes High Income Bond II (FHIB)
2020	0.00%			14,556	29.16			424,511	5.41%	5.59%
2019	0.00%			7	27.62			202	6.30%	14.54%
2018	0.00%			6	24.11			133	6.46%	-3.29%
2017	0.00%	to	0.15%	3	10.29	to	24.93	77	3.40%	2.90%	to	6.95%
2016	0.00%			1	23.31			30	0.16%	14.77%
Federated Hermes Kaufmann II (FVK2S)
2020	0.00%			20,413	43.37			885,391	0.00%	28.48%
2019	0.00%			19	33.76			628	0.00%	33.52%
2018	0.00%			4	25.28			112	0.00%	3.56%
2017	0.00%	to	0.15%	1	11.48	to	24.41	19	0.00%	14.80%	to	27.94%
2016	0.00%			-	19.08			9	0.00%	3.41%
Federated Hermes Managed Volatility II (FVU2)
2020	0.00%			13,656	29.11			397,591	1.94%	0.93%
2019	0.00%			10	28.85			279	1.99%	20.23%
2018	0.00%			9	23.99			222	3.10%	-8.50%
2017	0.00%	to	0.15%	5	11.08	to	26.22	139	2.69%	10.80%	to	18.11%
2016	0.00%			3	22.20			58	2.51%	7.71%
Fidelity VIP Balanced – Serv II (FB2)
2020	0.00%			43,376	27.55			1,195,141	1.21%	22.13%
2019	0.00%			23	22.56			528	1.43%	24.11%
2018	0.00%			23	18.18			417	1.22%	-4.42%
2017	0.00%	to	0.15%	30	10.87	to	19.02	572	1.34%	8.70%	to	16.12%
2016	0.00%			1	16.38			18	2.55%	6.99%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Fidelity VIP Contrafund – Serv II (FC2)
2020	0.00%			82,544	36.89			3,044,649	0.06%	30.23%
2019	0.00%			15	28.32			437	0.27%	31.27%
2018	0.00%			10	21.57			206	0.48%	-6.66%
2017	0.00%	to	0.15%	9	11.11	to	23.11	196	1.15%	11.10%	to	21.57%
2016	0.00%			3	19.01			59	0.61%	7.77%
Fidelity VIP Disciplined Small Cap – Serv II (FDSCS2)
2020	0.00%			3,324	29.62			98,462	0.66%	18.12%
2019	0.00%			7	25.08			164	1.56%	23.37%
2018	0.00%			1	20.33			29	0.25%	-13.27%
2017	0.00%	to	0.15%	5	10.46	to	23.44	124	0.67%	4.60%	to	6.79%
2016	0.00%			1	21.95			14	0.86%	22.28%
Fidelity VIP Equity-Income – Serv II (FEI2)
2019	0.00%			1	25.70			21	1.48%	27.11%
Fidelity VIP Growth – Serv II (FG2)
2020	0.00%			24,757	51.03			1,263,276	0.03%	43.55%
2019	0.00%			10	35.55			350	0.09%	33.98%
2018	0.00%			45	26.53			1,186	0.01%	-0.45%
2017	0.00%	to	0.15%	4	11.56	to	26.65	109	0.06%	15.60%	to	34.80%
2016	0.00%			2	19.77			40	0.00%	0.56%
Fidelity VIP Growth & Income – Serv II (FGI2)
2020	0.00%			2,218	31.10			68,979	1.48%	7.59%
2019	0.00%			-	28.90			4	1.03%	29.68%
Fidelity VIP Growth Opportunities – Serv II (FGO2)
2020	0.00%			35,957	75.18			2,703,069	0.00%	68.23%
2019	0.00%			12	44.69			557	0.00%	40.49%
2018	0.00%			1	31.81			19	0.00%	12.20%
Fidelity VIP High Income – Serv II (FHI2)
2020	0.00%			23,173	16.87			390,891	2.78%	2.42%
2019	0.00%			48	16.47			785	4.40%	14.77%
2018	0.00%			33	14.35			475	0.00%	-3.63%
2017	0.00%	to	0.15%	2	10.29	to	14.89	34	3.82%	2.90%	to	6.89%
Fidelity VIP Investment Grade Bond – Serv II (FIGBP2)
2020	0.00%			142,568	14.85			2,117,078	1.89%	9.16%
2019	0.00%			86	13.60			1,171	2.87%	9.40%
2018	0.00%			49	12.43			603	2.09%	-0.80%
2017	0.00%	to	0.15%	40	10.21	to	12.53	495	2.69%	2.10%	to	3.98%
2016	0.00%			26	12.05			310	3.24%	4.51%
Fidelity VIP Mid Cap – Serv II (FMC2)
2020	0.00%			6,712	24.98			167,634	0.41%	17.87%
2019	0.00%			7	21.19			141	0.69%	23.17%
2018	0.00%			7	17.20			117	0.43%	-14.77%
2017	0.00%	to	0.15%	3	11.29	to	20.18	57	0.52%	12.90%	to	20.48%
2016	0.00%			3	16.75			44	0.39%	11.97%
Fidelity VIP Overseas – Serv II (FO2)
2020	0.00%			12,493	19.28			240,828	0.23%	15.33%
2019	0.00%			13	16.71			211	1.60%	27.50%
2018	0.00%			12	13.11			157	1.27%	-15.04%
2017	0.00%	to	0.15%	13	11.37	to	15.43	193	1.78%	13.70%	to	29.99%
2016	0.00%			8	11.87			92	1.40%	-5.27%
Fidelity VIP Real Estate – Serv II (FRESS2)
2020	0.00%			1,586	21.69			34,407	2.87%	-6.79%
2019	0.00%			2	23.27			36	2.16%	22.95%
2018	0.00%			1	18.93			20	2.52%	-6.47%
2017	0.00%	to	0.15%	1	10.28	to	20.24	25	1.74%	2.80%	to	3.79%
2016	0.00%			-	19.50			9	0.38%	5.46%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Fidelity VIP Value -Serv II (FV2)
2020	0.00%			10,881	28.13			306,091	1.43%	6.02%
2019			0.00%	-	26.53			4	1.26%	31.88%
Fidelity VIP Freedom Income Serv II (FVFI2)
2020			0.00%	10,683			13.28	141,877	0.96%	10.29%
2019			0.00%	12			12.04	146	2.59%	11.63%
2018			0.00%	5			10.79	58	1.72%	-2.26%
2017	0.00%	to	0.15%	4	10.44	to	11.04	49	5.90%	4.40%	to	8.34%
Fidelity VIP Intl Capital Apprec – Serv II (FVICA2)
2020			0.00%	15,925			26.88	428,051	0.13%	21.91%
2019			0.00%	19			22.05	430	0.53%	32.93%
2018			0.00%	8			16.59	135	0.53%	-12.96%
2017	0.00%	to	0.15%	8	11.76	to	19.06	153	1.04%	17.60%	to	36.05%
Fidelity VIP Strategic Income – Serv II (FVSIS2)
2020			0.00%	21,437	15.60			334,456	2.63%	7.16%
2019			0.00%	32	14.56			469	4.19%	10.66%
2018			0.00%	21	13.16			277	3.13%	-2.81%
2017	0.00%	to	0.15%	18	10.38	to	13.54	244	4.90%	3.80%	to	7.55%
2016			0.00%	5	12.59			63	3.82%	7.98%
First Eagle Overseas (FEOVF)
2020			0.00%	5,445	24.85			135,316	2.75%	6.85%
2019			0.00%	6	23.26			144	0.46%	17.38%
2018			0.00%	2	19.81			43	1.08%	-10.56%
2017	0.00%	to	0.15%	1	10.66	to	22.15	33	0.26%	6.60%	to	14.59%
Franklin Templeton Global Bond II (FTVGI2)
2020			0.00%	38,603	17.03			657,514	8.28%	-5.28%
2019			0.00%	35	17.98			635	7.87%	2.01%
2018			0.00%	26	17.63			461	0.00%	1.97%
2017	0.00%	to	0.15%	29	9.79	to	17.29	500	0.00%	-2.10%	to	1.89%
2016			0.00%	19	16.97			321	0.00%	2.97%
Franklin Global Real Estate II (FTVGR2)
2020			0.00%	306	24.50			7,497	3.69%	-5.39%
2019			0.00%	-	25.90			12	2.22%	22.37%
2018			0.00%	-	21.16			8	3.33%	-6.78%
2017	0.00%	to	0.15%	-	10.66	to	22.70	9	3.96%	6.60%	to	10.46%
Franklin Income II (FTVIS2)
2020			0.00%	4,795	27.50			131,846	4.66%	0.69%
2019			0.00%	9	27.31			232	5.94%	16.06%
2018			0.00%	4	23.53			90	5.27%	-4.31%
2017	0.00%	to	0.15%	3	10.60	to	24.59	74	4.62%	6.00%	to	9.68%
2016			0.00%	1	22.42			27	5.44%	14.04%
Franklin Mutual Shares II (FTVMS2)
2020			0.00%	430	27.22			11,705	2.02%	-5.04%
2019			0.00%	1	28.67			37	1.39%	22.57%
2018			0.00%	2	23.39			42	2.49%	-9.06%
2017	0.00%	to	0.15%	1	10.33	to	25.72	38	1.18%	3.30%	to	8.34%
2016			0.00%	2	23.74			57	2.30%	16.09%
Franklin Rising Dividends II (FTVRD2)
2020			0.00%	9,796	19.20			188,044	0.93%	15.97%
2019			0.00%	18	16.55			291	1.24%	29.23%
2018			0.00%	13	12.81			162	1.29%	-5.04%
2017	0.00%	to	0.15%	17	11.27	to	13.49	224	1.69%	12.70%	to	20.55%
2016			0.00%	11	11.19			128	1.53%	16.08%
Franklin Strategic Income II (FTVSI2)
2020			0.00%	21,016			20.74	435,903	4.97%	3.43%
2019			0.00%	34			20.05	677	7.63%	8.05%
2018			0.00%	13			18.56	237	2.65%	-2.11%
2017	0.00%	to	0.15%	9	10.19	to	18.96	162	2.81%	1.90%	to	4.52%
2016			0.00%	3			18.14	56	4.19%	7.98%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Franklin U.S. Government Securities II (FTVUG2)
2020	0.00%			3,241	13.80			44,739	3.25%	3.83%
2019	0.00%			3	13.29			37	2.88%	5.23%
2018	0.00%			3	12.63			35	2.73%	0.32%
2017	0.00%	to	0.15%	3	10.05	to	12.59	36	2.70%	50.00%	to	1.29%
2016	0.00%			5	12.43			57	2.70%	0.73%
Goldman Sachs VIT Multi-Strategy Alternatives (GVMSA)
2020	0.00%			5,607	10.64			59,639	1.80%	6.58%
2019	0.00%			6	9.98			56	3.33%	8.60%
2018	0.00%			4	9.19			39	2.26%	-7.08%
2017	0.00%	to	0.15%	4	9.89	to	10.21	42	4.64%	2.10%	to	5.10%
2016	0.00%			1	9.41			10	0.71%	0.32%
Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)
2020	0.00%			167,958	12.67			2,128,260	8.06%	0.01%
2019	0.00%			31	12.67			391	3.92%	7.60%
2018	0.00%			51	11.78			604	2.68%	-0.76%
2017	0.00%	to	0.15%	38	10.22	to	11.87	451	2.03%	2.20%	to	3.49%
2016	0.00%			88	11.47			1,015	3.83%	8.51%
Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)
2020	0.00%			122,272	16.88			2,064,192	1.80%	14.21%
2019	0.00%			105	14.78			1,546	2.70%	4.49%
2018	0.00%			82	14.15			1,159	4.47%	1.14%
2017	0.00%	to	0.15%	69	10.39	to	13.99	959	3.08%	3.90%	to	6.71%
2016	0.00%			3	13.11			35	0.00%	6.85%
Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)
2018	0.00%			22	1.33			29	0.00%	-2.21%
Guggenheim Rydex Biotechnology (RBF)
2020	0.00%			1,057	67.95			71,825	0.00%	21.31%
2019	0.00%			2	56.01			97	0.00%	24.67%
2018	0.00%			2	44.93			68	0.00%	-9.45%
2017	0.00%	to	0.15%	-	11.16	to	49.62	16	0.00%	11.60%	to	29.45%
Guggenheim Rydex Banking (RBKF)
2020	0.00%			1,561	9.28			14,482	0.00%	-8.46%
2019	0.00%			6	10.13			58	0.00%	28.39%
2017	0.00%	to	0.15%	5	9.77	to	11.24	46	0.00%	12.40%	to	12.56%
Guggenheim Rydex Basic Materials (RBMF)
2017	0.00%	to	0.15%	1	11.38	to	23.85	25	0.24%	13.80%	to	21.44%
2016	0.00%			6	19.64			121	0.00%	30.85%
Guggenheim Rydex Consumer Products (RCPF)
2019	0.00%			10	34.04			344	0.91%	22.33%
2018	0.00%			10	27.82			276	0.47%	-12.13%
2017	0.00%	to	0.15%	10	10.49	to	31.66	313	0.97%	4.90%	to	11.52%
2016	0.00%			10	28.39			274	0.79%	5.42%
Guggenheim Rydex Electronics (RELF)
2020	0.00%			5,131	58.18			298,510	0.00%	55.96%
2019	0.00%			8	37.30			308	0.00%	59.28%
2018	0.00%			1	23.42			27	0.00%	-12.71%
2017	0.00%	to	1.50%	1	11.82	to	26.83	35	0.00%	18.20%	to	31.07%
Guggenheim Rydex Energy (RENF)
2020	0.00%			46	7.41			341	0.85%	-34.17%
2019	0.00%			-	11.26			1	0.40%	6.81%
2017	0.00%	to	0.15%	2	10.70	to	14.15	30	0.58%	-6.29%	to	7.00%
2016	0.00%			1	15.10			20	0.40%	31.42%
Guggenheim Rydex Energy Services (RESF)
2020	0.00%			2,404	3.49			8,393	0.87%	-37.33%
2019	0.00%			4	5.57			21	0.00%	-0.07%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Rydex Financial Services (RFSF)
2017	0.00%	to	0.15%	2	11.22	to	14.62	28	1.13%	12.20%	to	15.57%
2016	0.00%			1	12.65			17	0.00%	15.84%
Guggenheim Rydex Health Care (RHCF)
2020	0.00%			1,662	45.03			74,847	0.00%	18.68%
2019	0.00%			-	37.95			19	0.00%	22.57%
2018	0.00%			-	30.96			15	0.00%	1.24%
2017	0.00%	to	0.15%	1	10.91	to	30.58	39	0.00%	9.10%	to	22.86%
2016	0.00%			1	24.89			15	0.00%	-9.69%
Guggenheim Rydex High Yield Strategy (RHYS)
2020	0.00%			12,234	13.36			163,394	0.00%			-0.47%	****
Guggenheim Rydex Internet (RINF)
2017	0.00%	to	0.15%	1	11.59	to	39.59	38	0.00%	15.90%	to	33.98%
Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)
2020	0.00%			3,182	2.63			8,379	0.50%	-21.09%
2019	0.00%			1	3.34			5	0.00%	-13.29%
2018	0.00%			1	3.85			5	0.00%	3.77%
2017	0.00%	to	0.15%	6	3.71	to	9.30	22	0.00%	-8.85%	to	-7.00%
Guggenheim Rydex Leisure (RLF)
2020	0.00%			445	37.78			16,811	0.00%	21.01%
Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)
2018	0.00%			7	24.91			171	0.00%	-19.57%
Guggenheim Rydex Nova (RNF)
2020	0.00%			3,955	50.10			198,160	0.88%	20.03%
2019	0.00%			4	41.74			156	0.00%	45.04%
2017	0.00%	to	0.15%	9	11.91	to	32.09	282	0.05%	19.10%	to	31.79%
2016	0.00%			9	24.35			214	0.00%	15.73%
Guggenheim Rydex NASDAQ-100 (ROF)
2020	0.00%			7,256	82.81			600,885	0.46%	44.96%
2019	0.00%			7	57.13			392	0.05%	36.86%
2018	0.00%			25	41.74			1,060	0.00%	-1.81%
2017	0.00%	to	0.15%	1	11.34	to	42.51	60	0.00%	13.40%	to	31.12%
2016	0.00%			1	32.42			17	0.00%	5.98%
Guggenheim Rydex Precious Metals (RPMF)
2020	0.00%			10,090	18.23			183,927	13.72%	34.30%
2016	0.00%			8	9.99			78	0.00%	65.67%
Guggenheim Rydex Real Estate (RREF)
2020	0.00%			2,084	20.43			42,582	2.92%	-5.82%
2019	0.00%			2	21.69			45	1.52%	24.43%
2018	0.00%			2	17.43			36	0.65%	-7.34%
2017	0.00%	to	0.15%	3	10.27	to	18.81	63	3.42%	2.70%	to	6.63%
2016	0.00%			1	17.64			16	0.00%	10.18%
Guggenheim Rydex Retailing (RRF)
2020	0.00%			315	45.03			14,184	0.00%	43.67%
2017	0.00%	to	0.15%	1	10.79	to	26.02	25	0.00%	7.90%	to	12.84%
2016	0.00%			1	23.06			16	0.00%	0.30%
Guggenheim Long Short Equity (RSRF)
2019	0.00%			2	17.34			35	0.60%	5.54%
2018	0.00%			1	16.43			18	0.00%	-12.93%
Guggenheim Rydex Technology (RTEC)
2020	0.00%			10,362	60.04			622,088	0.00%	49.25%
2019	0.00%			17	40.23			677	0.00%	39.75%
2018	0.00%			1	28.78			25	0.00%	-1.51%
2017	0.00%	to	0.15%	1	11.67	to	29.22	40	0.00%	16.70%	to	32.64%
2016	0.00%			1	22.03			16	0.00%	11.04%
Guggenheim Rydex Telecommunications (RTEL)
2017	0.00%	to	0.15%	2	10.42	to	15.02	24	1.26%	4.20%	to	5.85%
2016	0.00%			1	14.19			19	0.00%	17.37%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Rydex S&P 500 2X Strategy (RTF)
2019	0.00%			4	50.69			224	0.00%	62.52%
2018	0.00%			11	31.19			352	0.05%			-15.41%
2017	0.00%	to	0.15%	6	12.57	to	36.87	223	0.00%	25.70%	to	43.52%
Guggenheim Rydex Transportation (RTRF)
2020	0.00%			1,413	42.77			60,431	0.00%			40.62%
2019	0.00%			2	30.41			48	0.00%			22.24%
2017	0.00%	to	0.15%	1	11.66	to	31.12	43	0.00%	16.60%	to	22.04%
Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)
2019	0.00%			2	21.48			40	0.85%			16.78%
2018	0.00%			1	18.40			13	1.65%			-5.30%
Guggenheim Rydex Utilities (RUTL)
2019	0.00%			3	30.11			85	0.04%			19.01%
2017	0.00%	to	0.15%	1	10.49	to	24.37	23	1.39%	4.90%	to	10.97%
2016	0.00%			1	21.96			16	0.00%			16.38%
Guggenheim Multi-Hedge Strategies (RVARS)
2020	0.00%			5,373	11.44			61,443	1.30%			7.39%
2019	0.00%			5	10.65			57	1.57%			5.01%
2018	0.00%			15	10.14			156	0.00%			-5.06%
2017	0.00%	to	0.15%	14	10.28	to	10.68	146	0.00%	280.00%	to	3.69%
2016	0.00%			7	10.30			68	0.10%			-0.48%
Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)
2020	0.00%			4,519	299.44			1,353,172	0.27%			86.87%
2019	0.00%			4	160.24			712	0.19%			80.50%
2018	0.00%			5	88.78			449	0.00%			-9.31%
2017	0.00%	to	0.15%	4	12.70	to	97.89	385	0.00%	27.00%	to	69.48%
2016	0.00%			3	57.76			196	0.00%			9.60%
Guggenheim Rydex S&P 500 Pure Growth (RVLCG)
2020	0.00%			1,636	45.31			74,131	0.00%			27.32%
2019	0.00%			1	35.59			19	0.00%			26.60%
Guggenheim Rydex S&P 500 Pure Value (RVLCV)
2020	0.00%			5,006	25.58			128,041	0.49%			-10.56%
2019	0.00%			8	28.60			218	0.75%			23.27%
2018	0.00%			-	23.20			8	0.41%			-13.30%
2017	0.00%	to	0.15%	2	11.31	to	26.76	51	0.47%	13.10%	to	15.84%
2016	0.00%			1	23.10			18	1.41%			17.38%
Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)
2020	0.00%			19,587	28.75			563,138	0.00%			7.42%
Guggenheim Global Managed Futures Strategy (RVMFU)
2020	0.00%			10,535	7.65			80,623	3.75%			2.60%
2019	0.00%			10	7.46			76	0.86%			8.14%
2018	0.00%			10	6.90			66	0.00%			-8.97%
2017	0.00%	to	0.15%	9	7.58	to	10.55	65	1.87%	5.50%	to	8.75%
2016	0.00%			1	6.97			8	3.85%			-14.79%
Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)
2020	0.00%			6,897	35.59			245,489	0.00%			15.76%
2016	0.00%			-	25.87			3	0.00%			18.72%
Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)
2020	0.00%			12,940	19.77			255,847	0.00%			-5.97%
2016	0.00%			1	22.00			30	0.00%			31.74%
Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)
2018	0.00%			-	8.38			2	0.00%			11.73%
Guggenheim Var Ser StylePlus Mid Growth Ser J (SBLJ)
2019	0.00%			1	28.98			16	0.81%			32.70%
2018	0.00%			1	21.84			12	1.30%			-7.10%
2017	0.00%	to	0.15%	1	11.44	to	23.51	15	1.02%	14.40%	to	24.66%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Var Ser High Yield Ser P (SBLP)
2019	0.00%			13	16.47			208	7.36%	11.71%
2018	0.00%			8	14.74			123	5.79%	-4.10%
2017	0.00%	to	0.15%	10	10.29	to	15.37	160	7.93%	2.90%	to	6.22%
Guggenheim Var Ser Small Cap Value Ser Q (SBLQ)
2020	0.00%			917	21.82			20,013	1.07%	-0.97%
2019	0.00%			1	22.04			20	0.80%	22.58%
2018	0.00%			1	17.98			17	0.32%	-12.68%
2017	0.00%	to	0.15%	1	10.32	to	20.59	19	0.00%	3.20%	to	3.73%
Guggenheim Var Ser StylePlus Large Growth Ser Y (SBLY)
2020	0.00%			1,423	43.73			62,223	1.29%	37.87%
2019	0.00%			1	31.72			45	1.96%	33.92%
2018	0.00%			1	23.68			34	1.59%	-3.66%
2017	0.00%	to	0.15%	1	11.64	to	24.58	35	1.57%	16.40%	to	30.12%
Invesco V.I. Comstock I (ACC1)
2020	0.00%			12,418	25.95			322,265	0.00%			-0.85%	****
Invesco V.I. International Growth I (AVIE)
2020	0.00%			6,664	16.87			112,409	2.72%	14.00%
2019	0.00%			4	14.80			62	0.14%	28.57%
2018	0.00%			2	11.51			19	2.07%	-14.99%
2017	0.00%	to	0.15%	2	11.12	to	13.54	22	1.43%	11.20%	to	23.09%
2016	0.00%			1	11.00			13	0.00%	-0.45%
Invesco V.I. Balanced Risk Allocation II (IVBRA2)
2020	0.00%			24,466	15.37			376,011	7.86%	9.99%
2019	0.00%			23	13.97			324	0.00%	14.88%
2018	0.00%			24	12.16			295	2.22%	-6.75%
2017	0.00%	to	0.15%	6	10.69	to	13.04	72	6.40%	6.90%	to	9.86%
2016	0.00%			-	11.87			-	1.53%	11.56%
Invesco V.I. Core Plus Bond I (IVCPBI)
2020	0.00%			78,080	12.96			1,011,966	2.44%	9.72%
2019	0.00%			36	11.81			422	2.77%	11.06%
2018	0.00%			26	10.64			274	3.71%	-2.30%
2017	0.00%	to	0.15%	17	10.31	to	10.89	184	0.00%	3.10%	to	6.35%
Invesco V.I. Diversified Dividend I (IVDDI)
2020	0.00%			8,096	23.85			193,111	3.00%	0.14%
2019	0.00%			15	23.82			357	2.54%	25.09%
2018	0.00%			18	19.04			340	2.34%	-7.57%
2017	0.00%	to	0.15%	14	10.59	to	20.60	290	1.72%	5.90%	to	8.59%
2016	0.00%			10	18.97			193	1.29%	14.76%
Invesco V.I. Government Money Market I (IVGMMI)
2020	0.00%			438,592	10.45			4,585,262	0.26%	0.29%
2019	0.00%			539	10.42			5,623	1.93%	1.89%
2018	0.00%			1,177	10.23			12,046	1.57%	1.59%
2017	0.00%	to	0.15%	798	10.03	to	10.07	8,035	0.61%	0.30%	to	0.50%
2016	0.00%			328	10.02			3,286	0.10%	0.10%
Invesco V.I. Government Securities I (IVGS1)
2020	0.00%			247	15.78			3,898	2.43%	6.27%
2019	0.00%			-	14.85			4	0.32%	6.07%
2018	0.00%			34	14.00			482	2.64%	0.57%
2017	0.00%	to	0.15%	-	10.10	to	13.92	4	2.34%	1.00%	to	1.98%
2016	0.00%			1	13.65			8	2.12%	1.19%
Invesco V.I. Health Care I (IVHS)
2020	0.00%			2,317	43.58			100,971	0.32%	14.46%
2019	0.00%			2	38.07			88	0.05%	32.50%
2018	0.00%			-	28.73			13	0.00%	0.88%
2017	0.00%	to	0.15%	-	10.34	to	28.48	13	0.85%	3.40%	to	15.87%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Invesco V.I. Equity and Income I (IVKEI1)
2020	0.00%			33,820	23.65			799,960	2.69%	9.95%
2019	0.00%			28	21.51			592	2.43%	20.36%
2018	0.00%			30	17.87			540	2.38%	-9.52%
2017	0.00%	to	0.15%	23	10.78	to	19.75	458	2.37%	7.80%	to	11.02%
2016	0.00%			5	17.79			94	3.28%	15.15%
Invesco V.I. Mid Cap Core Equity II (IVMCC2)
2020	0.00%			770	29.04			22,363	0.50%	8.94%
2019	0.00%			1	26.66			21	0.17%	25.04%
2018	0.00%			-	21.32			6	0.04%	-11.61%
2017	0.00%	to	0.15%	-	10.79	to	24.12	7	0.17%	7.90%	to	14.64%
2016	0.00%			-	21.04			6	0.00%	13.18%
Invesco V.I. Global Real Estate I (IVRE)
2020	0.00%			12,115	21.90			265,373	5.24%	-12.32%
2019	0.00%			10	24.98			241	4.44%	23.00%
2018	0.00%			7	20.31			138	3.73%	-6.15%
2017	0.00%	to	0.15%	3	10.78	to	21.64	71	3.61%	7.80%	to	13.06%
2016	0.00%			1	19.14			24	1.60%	2.03%
Invesco V.I. Technology I (IVT)
2020	0.00%			7,270	60.80			442,004	0.00%	46.11%
2019	0.00%			9	41.61			378	0.00%	35.88%
2018	0.00%			8	30.62			244	0.00%	-0.46%
2017	0.00%	to	0.15%	3	11.47	to	30.76	101	0.00%	14.70%	to	35.15%
2016	0.00%			-	22.76			5	0.00%	-0.78%
Invesco Oppenheimer V.I. Main Street - S2 (OVGIS)
2018	0.00%			2	21.78			36	1.84%	-8.10%
Invesco Oppenheimer V.I. Global - S2 (OVGSS)
2020	0.00%			6,582	32.25			212,302	0.41%	27.34%
2019	0.00%			9	25.33			216	0.57%	31.45%
2018	0.00%			2	19.27			34	0.53%	-13.39%
2017	0.00%	to	0.15%	3	11.79	to	22.25	62	0.61%	17.90%	to	36.34%
Invesco Oppenheimer V.I. International Growth - S2 (OVIGS)
2020	0.00%			5,713	22.70			129,680	0.70%	21.04%
2019	0.00%			3	18.75			65	0.79%	27.95%
2018	0.00%			4	14.66			56	0.61%	-19.54%
2017	0.00%	to	0.15%	3	11.23	to	18.22	51	0.95%	12.30%	to	26.44%
2016	0.00%			2	14.41			22	0.78%	-2.70%
Invesco Oppenheimer V.I. Global Strategic Inc - S2 (OVSBS)
2020	0.00%			9,705	13.86			134,468	4.43%	2.99%
2019	0.00%			2	13.45			21	3.38%	10.61%
2018	0.00%			2	12.16			19	4.54%	-4.55%
2017	0.00%	to	0.15%	2	10.29	to	12.74	20	0.00%	2.90%	to	5.99%
Invesco Oppenheimer V.I. Total Return Bond - S2 (OVTRBS)
2020	0.00%			8,772	15.15			132,929	2.03%	9.43%
2019	0.00%			14	13.85			189	3.32%	9.25%
2018	0.00%			14	12.68			182	2.98%	-1.25%
2017	0.00%	to	0.15%	9	10.25	to	12.84	117	1.96%	2.50%	to	4.31%
2016	0.00%			3	12.31			38	4.01%	3.10%
Ivy VIP Asset Strategy (WRASP)
2016	0.00%			4	12.67			50	0.00%	-2.54%
Ivy VIP Corporate Bond (WRBDP)
2020	0.00%			93,121	16.13			1,502,294	1.83%	10.97%
2019	0.00%			54	14.54			791	0.00%	12.18%
Ivy VIP Balanced (WRBP)
2020	0.00%			4,210	27.57			116,063	0.00%	14.11%
2019	0.00%			2	24.16			40	0.00%	22.09%
Ivy VIP Energy (WRENG)
2020	0.00%			308	5.26			1,620	0.88%	-36.83%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Ivy VIP Global Bond (WRGBP)
2020	0.00%			16,045	13.93			223,447	3.79%	8.15%
2019	0.00%			10	12.88			133	3.07%	9.42%
2018	0.00%			9	11.77			106	2.56%	-0.17%
2017	0.00%	to	0.15%	3	10.21	to	11.79	38	1.63%	2.10%	to	4.24%
2016	0.00%			1	11.31			15	0.00%	7.10%
Ivy VIP Natural Resources (WRGNR)
2020	0.00%			7,967	6.08			48,443	2.29%	-11.99%
2019	0.00%			8	6.91			55	0.98%	9.46%
2018	0.00%			8	6.31			50	0.31%	-23.24%
Ivy VIP High Income (WRHIP)
2020	0.00%			20,790	22.18			461,062	71.26%	6.03%
2019	0.00%			2	20.92			34	5.35%	11.19%
2018	0.00%			5	18.81			99	4.86%	-2.13%
2017	0.00%	to	0.15%	1	10.30	to	19.22	15	3.03%	3.00%	to	6.72%
2016	0.00%			-	18.01			1	7.26%	16.19%
Ivy VIP Limited-Term Bond (WRLTBP)
2020	0.00%			2,915	11.45			33,383	2.58%	4.14%
2019	0.00%			3	11.00			28	1.80%	4.23%
2018	0.00%			3	10.55			27	1.66%	0.76%
2017	0.00%	to	0.15%	3	10.04	to	10.47	27	0.77%	0.40%	to	1.45%
2016	0.00%			-	10.32			5	0.00%	1.88%
Ivy VIP Mid Cap Growth (WRMCG)
2020	0.00%			1,581	56.89			89,935	0.00%	49.00%
Ivy VIP Science and Technology (WRSTP)
2020	0.00%			6,290	58.39			367,287	0.00%	35.36%
2019	0.00%			8	43.14			349	0.00%	49.48%
2018	0.00%			1	28.86			42	0.00%	-5.22%
2017	0.00%	to	0.15%	1	11.58	to	30.45	45	0.00%	15.80%	to	32.10%
Ivy VIP Value (WRVP)
2020	0.00%			1,204	28.50			34,316	1.98%	1.98%
2019	0.00%			1	27.95			35	0.00%	26.33%
Janus Henderson Balanced - Inst (JABIN)
2020	0.00%			82,731	31.89			2,638,596	2.40%	14.31%
2019	0.00%			91	27.90			2,536	1.92%	22.59%
2018	0.00%			62	22.76			1,401	2.27%	0.66%
2017	0.00%	to	0.15%	51	11.13	to	22.61	1,157	1.79%	11.30%	to	18.44%
2016	0.00%			30	19.09			576	2.37%	4.60%
Janus Henderson Enterprise - Inst (JAEI)
2020	0.00%			15,825	54.58			863,675	0.11%	19.47%
2019	0.00%			21	45.68			970	0.20%	35.49%
2018	0.00%			16	33.72			542	0.24%	-0.41%
2017	0.00%	to	0.15%	17	11.61	to	33.86	572	0.60%	16.10%	to	27.44%
2016	0.00%			9	26.57			245	0.91%	12.35%
Janus Henderson Flexible Bond - Serv (JAFBS)
2020	0.00%			15,356	13.70			210,312	2.56%	10.25%
2019	0.00%			13	12.42			161	2.85%	9.28%
2018	0.00%			13	11.37			150	2.54%	-1.30%
2017	0.00%	to	0.15%	30	10.16	to	11.52	341	2.54%	1.60%	to	3.41%
2016	0.00%			26	11.14			290	2.97%	2.20%
Janus Henderson Forty - Inst (JAFRIN)
2020	0.00%			26,514	53.77			1,425,779	0.67%	39.40%
2019	0.00%			37	38.58			1,411	0.16%	37.16%
2018	0.00%			25	28.12			690	0.00%	1.96%
2017	0.00%	to	0.15%	20	11.26	to	27.58	545	0.00%	12.60%	to	30.34%
2016	0.00%			2	21.16			39	1.01%	2.17%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Janus Henderson Global Research - Inst (JAGRIN)
2020	0.00%			2,741	28.28			77,505	0.80%	20.06%
2019	0.00%			3	23.55			59	1.38%	29.04%
2018	0.00%			1	18.25			21	1.74%	-6.89%
2017	0.00%	to	0.15%	-	11.39	to	19.60	5	0.00%	13.90%	to	27.03%
Janus Henderson Overseas - Inst (JAIG)
2020	0.00%			4,631	17.69			81,907	1.28%	16.30%
2019	0.00%			2	15.21			25	1.80%	27.02%
2018	0.00%			1	11.97			17	1.93%	-14.99%
2017	0.00%	to	0.15%	1	11.44	to	14.08	20	1.70%	14.40%	to	31.10%
Janus Henderson Research - Inst (JARIN)
2020	0.00%			1,310	44.66			58,509	0.54%	32.95%
2019	0.00%			1	33.59			44	0.45%	35.52%
2018	0.00%			5	24.79			131	0.55%	-2.56%
2017	0.00%	to	0.15%	6	11.28	to	25.44	146	0.43%	12.80%	to	27.84%
2016	0.00%			5	19.90			93	0.57%	0.51%
Janus Henderson US Low Volatility - Serv (JIULVV)
2020	0.00%			38,424	15.15			582,169	2.03%	3.51%
2019	0.00%			25	14.64			366	1.17%	28.05%
2018	0.00%			3	11.43			34	1.84%	-4.59%
2017	0.00%	to	0.15%	1	10.98	to	11.98	17	2.14%	9.80%	to	15.41%
Janus Henderson Mid Cap Value - Inst (JMCVIN)
2020	0.00%			12,117	24.20			293,228	1.29%	-0.92%
2019	0.00%			8	24.42			205	1.36%	30.35%
2018	0.00%			5	18.74			95	1.13%	-13.64%
2017	0.00%	to	0.15%	4	11.01	to	21.70	85	0.83%	10.10%	to	13.97%
2016	0.00%			2	19.04			46	1.03%	19.00%
JHancock Emerging Markets Value Trust NAV (JHEVTN)
2020	0.10%			42,910	14.46			620,305	2.50%	3.62%
2019	0.10%			41	13.95			569	3.65%	10.78%
2018	0.10%			29	12.59			364	4.76%	-13.59%
2017	0.10%	to	0.25%	3	11.57	to	14.57	42	1.54%	15.70%	to	32.58%
2016	0.10%			3	10.99			30	4.11%	17.92%
JPMorgan Global Allocation Class 2 (JPIGA2)
2020	0.00%			36,491	15.21			554,963	1.54%	15.40%
2019	0.00%			40	13.18			531	1.89%	16.58%
2018	0.00%			20	11.30			229	0.00%	-6.38%
2017	0.00%	to	0.15%	42	10.94	to	12.07	510	1.52%	9.40%	to	16.84%
2016	0.00%			8	10.33			81	4.05%	5.84%
JPMorgan Income Builder Class 2 (JPIIB2)
2020	0.00%			20,425	13.29			271,502	2.66%	5.21%
2019	0.00%			54	12.63			687	1.41%	14.27%
2018	0.00%			18	11.06			196	0.00%	-4.90%
2017	0.00%	to	0.15%	18	10.71	to	11.63	206	3.54%	7.10%	to	11.72%
2016	0.00%			18	10.41			185	8.97%	6.22%
Lazard Retirement Emerging Markets Equity (LZREMS)
2020	0.00%			9,460	28.47			269,325	2.28%	-1.27%
2019	0.00%			12	28.84			338	0.80%	18.14%
2018	0.00%			12	24.41			301	1.78%	-18.55%
2017	0.00%	to	0.15%	7	11.32	to	29.97	221	2.43%	13.20%	to	27.80%
2016	0.00%			3	23.45			78	1.21%	20.81%
Lazard Retirement Global Dynamic Multi-Asset (LZRGDM)
2019	0.00%			4	17.42			69	0.05%	17.79%
Lazard Retirement International Equity (LZRIES)
2020	0.00%			10,370	22.15			229,648	1.66%	8.24%
2019	0.00%			13	20.46			262	0.34%	21.00%
2018	0.00%			14	16.91			239	0.58%	-13.90%
2017	0.00%	to	0.15%	55	11.25	to	19.64	1,088	2.99%	12.50%	to	22.37%
2016	0.00%			35	16.05			565	1.55%	-4.29%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Lazard Retirement US Small-Mid Cap Equity (LZRUSM)
2020	0.00%			5,420	33.82			183,312	0.19%	6.76%
2019	0.00%			5	31.68			161	0.00%	29.93%
2018	0.00%			7	24.38			171	0.03%	-13.24%
2017	0.00%	to	0.15%	7	11.22	to	28.10	208	0.31%	12.20%	to	13.95%
2016	0.00%			7	24.66			170	0.00%	15.77%
LMCBV Aggressive Growth I (LPVCAI)
2020	0.00%			722	32.76			23,652	0.84%	18.02%
2019	0.00%			1	27.76			21	0.98%	25.07%
2018	0.00%			1	22.19			18	0.70%	-8.34%
2017	0.00%	to	0.15%	-	10.59	to	24.21	8	0.88%	5.80%	to	16.28%
LMCBV Dividend Strategy I (LPVCII)
2020	0.00%			9,965	28.25			281,477	2.16%	7.67%
LM QS Dynamic Multi Strategy II (LPVQD2)
2020	0.00%			1,128	13.56			15,300	1.68%	-8.31%
2019	0.00%			1	14.79			17	2.09%	15.51%
2018	0.00%			1	12.81			15	2.17%	-7.24%
LMCBV Large Cap Growth I (LVCLGI)
2020	0.00%			14,137	47.29			668,563	0.02%	30.74%
2019	0.00%			7	36.17			250	0.43%	32.16%
2018	0.00%			2	27.37			62	0.29%	0.00%
2017	0.00%	to	0.15%	3	11.43	to	27.37	76	0.30%	14.30%	to	25.78%
2016	0.00%			2	21.76			42	0.56%	7.40%
LMCBV Small Cap Growth II (SBVSG2)
2020	0.00%			37,979	35.83			1,360,769	0.00%	42.91%
2019	0.00%			34	25.07			861	0.00%	26.55%
2018	0.00%			24	19.81			480	0.00%	3.18%
2017	0.00%	to	0.15%	6	11.48	to	19.20	109	0.00%	14.80%	to	23.95%
2016	0.00%			5	15.49			79	0.00%	5.52%
LMWAV Global High Yield Bond I (SBVHY)
2020	0.00%			2,977	25.63			76,298	1.70%	7.32%
2019	0.00%			3	23.88			71	4.55%	14.39%
2018	0.00%			3	20.88			62	4.35%	-3.91%
2017	0.00%	to	0.15%	5	10.36	to	21.73	99	9.60%	3.60%	to	8.65%
2016	0.00%			-	20.00			3	4.04%	15.61%
Lord Abbett Bond Debenture (LOVBD)
2020	0.00%			120,747	23.15			2,795,339	11.29%	7.30%
2019	0.00%			83	21.57			1,780	6.19%	13.35%
2018	0.00%			7	19.03			142	1.77%	-4.03%
2017	0.00%	to	0.15%	54	10.51	to	19.83	1,068	5.85%	5.10%	to	9.20%
2016	0.00%			10	18.16			176	0.95%	12.17%
Lord Abbett Dividend Growth (LOVCDG)
2020	0.00%			9,964	39.72			395,739	1.06%	15.42%
2019	0.00%			10	34.41			329	1.52%	26.45%
2017	0.00%	to	0.15%	12	11.31	to	28.55	348	1.76%	13.10%	to	19.11%
2016	0.00%			12	23.97			292	7.62%	15.13%
MainStay VP MacKay Convertible Service (MNCPS)
2020	0.00%			71,961	17.13			1,232,931	0.45%	35.70%
2019	0.00%			57	12.63			719	1.19%	22.15%
2018	0.00%			21	10.34			214	1.37%	-2.45%
2017	0.00%	to	0.15%	8	10.59	to	10.60	87	3.98%	5.90%	to	6.00%	****
MFS Growth Series - Service (MEGSS)
2020	0.00%			17,141	24.56			421,051	0.00%	31.54%
2019	0.00%			8	18.67			150	0.00%	37.78%
2018	0.00%			6	13.55			81	0.00%	2.34%
2017	0.00%	to	0.15%	18	11.50	to	13.24	236	0.00%	15.00%	to	31.09%
2016	0.00%			19	10.10			196	0.00%	2.23%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
MFS VIT New Discovery Series - Service (MNDSC)
2020	0.00%			3,835	16.46			63,117	0.00%			64.58%	****
MFS Value Series - Service (MVFSC)
2020	0.00%			24,003	15.34			368,319	1.00%	3.22%
2019	0.00%			13	14.87			187	2.04%	29.51%
2018	0.00%			9	11.48			101	1.31%	-10.38%
2017	0.00%	to	0.15%	18	11.16	to	12.81	233	1.72%	11.60%	to	17.42%
2016	0.00%			20	10.91			221	2.13%	13.76%
NW DoubleLine NVIT Total Return Tactical Cl Y (DTRTFY)
2020	0.25%			141,016	11.11			1,566,865	2.75%	3.83%
2019	0.25%			131	10.70			1,401	4.75%	6.77%
2018	0.25%			46	10.02			461	3.15%	0.30%
2017	0.25%	to	0.40%	12	9.99			118	3.95%			-0.10%	****
NVIT S&P 500 Index - Class Y (GVEXD)
2020	0.25%			157,921	22.79			3,598,528	2.29%	17.94%
2019	0.25%			75	19.32			1,458	2.17%	31.00%
2018	0.25%			76	14.75			1,116	2.24%	-4.78%
2017	0.25%	to	0.40%	64	11.31	to	15.49	996	3.46%	13.10%	to	21.30%
2016	0.25%			2	12.77			24	2.27%	11.53%
NVIT International Index - Class Y (GVIXY)
2020	0.25%			133,893	13.23			1,771,171	2.45%	7.39%
2019	0.25%			164	12.32			2,014	3.87%	21.58%
2018	0.25%			138	10.13			1,398	3.60%	-13.86%
2017	0.25%	to	0.40%	83	11.26	to	11.76	978	4.20%	12.60%	to	24.84%
2016	0.25%			30	9.42			282	3.61%	0.75%
NVIT Mid Cap Index - Class Y (MCIFD)
2020	0.25%			40,344	18.63			751,618	1.39%	13.00%
2019	0.25%			42	16.49			692	1.71%	25.58%
2018	0.25%			32	13.13			414	1.59%	-11.52%
2017	0.25%	to	0.40%	15	11.01	to	14.84	222	1.95%	10.10%	to	15.67%
2016	0.25%			4	12.83			49	1.86%	20.24%
NVIT Bond Index - Class Y (NVBXD)
2020	0.25%			25,314	12.83			324,855	2.21%	7.07%
2019	0.25%			28	11.99			333	2.64%	8.35%
2018	0.25%			28	11.06			312	3.78%	-0.54%
2017	0.25%	to	0.40%	6	10.17	to	11.12	66	5.76%	1.70%	to	3.06%
2016	0.25%			2	10.79			25	2.75%	2.08%
NVIT Multi-Manager Mid Cap Value I (NVMMV1)
2020	0.00%			18,749	11.55			216,625	2.24%	-1.07%
2019	0.00%			19	11.68			217	2.60%	23.97%
2018	0.00%			16	9.42			148	2.98%	-13.10%
2017	0.00%	to	0.15%	5	10.83	to	10.84	49	0.00%	8.30%	to	8.40%	****
NVIT Small Cap Index - Class Y (NVSIXD)
2020	0.25%			85,160	18.25			1,554,446	1.52%	19.42%
2019	0.25%			43	15.29			656	1.68%	25.09%
2018	0.25%			22	12.22			267	2.03%	-11.32%
2017	0.25%	to	0.40%	11	10.98	to	13.78	145	2.42%	9.80%	to	14.26%
2016	0.25%			2	12.06			19	1.64%	20.96%
NVIT Government Money Market (SAMY)
2020	0.00%			773,607	10.15			7,853,007	0.12%	0.29%
2019	0.00%			60	10.12			608	1.06%			1.21%	****
Nationwide NVIT AQR Large Cap Defensive Style Class 1 (TRF)
2020	0.00%			287	14.22			4,082	0.00%			10.35%	****
Neuberger Berman AMT Mid Cap Growth Class I (AMCG)
2020	0.00%			7,650	61.03			466,844	0.00%	39.98%
2019	0.00%			3	43.60			112	0.00%	32.75%
2018	0.00%			3	32.84			114	0.00%	-6.41%
2017	0.00%	to	0.15%	4	11.46	to	35.09	129	0.00%	14.60%	to	25.28%
2016	0.00%			2	28.01			68	0.00%	4.40%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)
2020	0.00%			2,151	27.12			58,341	0.95%	-2.62%
2019	0.00%			4	27.85			120	0.75%	16.74%
2018	0.00%			7	23.86			157	0.44%	-15.27%
2017	0.00%	to	0.15%	8	10.89	to	28.16	232	0.85%	8.90%	to	16.75%
2016	0.00%			7	24.12			169	0.76%	16.18%
Neuberger Berman AMT Sustainable Equity Class I (AMSRS)
2018	0.00%			1	26.80			20	0.49%	-5.73%
2017	0.00%			1	28.43			21	0.53%	18.41%
2016	0.00%			1	24.01			18	1.45%	9.89%
Neuberger Berman AMT Short Duration Bond (AMTB)
2020	0.00%			5,233	13.44			70,319	1.65%	3.46%
2019	0.00%			9	12.99			123	2.01%	3.69%
2018	0.00%			9	12.53			115	1.58%	1.05%
2017	0.00%	to	0.15%	7	10.02	to	12.40	87	1.29%	0.20%	to	0.90%
2016	0.00%			4	12.29			44	1.12%	1.24%
Neuberger Berman AMT US Equity Index PutWrite Strategy (NBARMS)
2020	0.00%			2,975	11.42			33,973	0.86%	8.26%
2019	0.00%			3	10.55			31	0.16%	15.26%
2018	0.00%			3	9.15			27	0.00%	-6.82%
2017	0.00%	to	0.15%	3	9.82	to	10.57	29	0.00%	5.70%	to	6.74%
2016	0.00%			3	9.20			27	0.00%	-0.65%
Ntrn Lts 7Twelve Balanced Cl 3 (NO7TB3)
2020	0.00%			21,073	12.18			256,674	2.00%	5.40%
2019	0.00%			23	11.56			261	1.57%	15.12%
2018	0.00%			21	10.04			215	1.00%	-8.48%
2017	0.00%	to	0.15%	19	10.70	to	10.97	213	0.83%	7.00%	to	10.58%
Ntrn Lts TOPS Managed Risk Balanced ETF - Class 2 (NOTB2)
2020	0.00%			13,582	15.54			211,096	2.34%	5.90% ****
Ntrn Lts BTS Tactical Fixed Income VIT CL 2 (NOTBBA)
2020	0.00%			721	11.15			8,039	2.29%	2.42%
2019	0.00%			1	10.89			7	4.33%	2.95%
2018	0.00%			1	10.57			7	1.83%	-6.13%
2017	0.00%	to	0.15%	1	10.04	to	11.26	13	1.48%	0.40%	to	2.93%
2016	0.00%			3	10.94			27	0.02%	13.13%
Ntrn Lts Power Dividend Index (NOVPDI)
2020	0.00%			490	13.80			6,761	2.16%	-7.25%
2019	0.00%			4	14.88			57	1.42%	-2.84%
2018	0.00%			4	15.31			59	1.94%	-8.05%
Ntrn Lts Power Momentum (NOVPM)
2020	0.00%			304	20.06			6,098	0.18%	-1.20%
2019	0.00%			-	20.30			6	0.80%	7.87%
2018	0.00%			-	18.82			6	0.31%	-2.64%
2017	0.00%	to	0.15%	-	11.30	to	19.33	6	1.37%	13.00%	to	20.89%
2016	0.00%			-	15.99			5	0.00%	5.41%
PIMCO VIT Dynamic Bond - Admin (PMUBAM)
2020	0.00%			1,349	13.07			17,635	4.84%	4.81%
2019	0.00%			2	12.47			19	5.17%	4.93%
2018	0.00%			39	11.89			462	2.97%	1.02%
2017	0.00%	to	0.15%	5	10.24	to	11.77	58	1.75%	2.40%	to	5.09%
2016	0.00%			3	11.20			39	1.69%	4.67%
PIMCO VIT All Asset - Admin (PMVAAA)
2020	0.00%			2,025	20.69			41,905	5.02%	8.01%
2019	0.00%			1	19.16			26	0.65%	11.90%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)
2020	0.00%			13,712	24.09			330,306	5.26%	6.71%
2019	0.00%			15	22.58			333	4.53%	14.77%
2018	0.00%			13	19.67			255	4.07%	-4.75%
2017	0.00%	to	0.15%	16	10.38	to	20.65	333	5.05%	3.80%	to	9.90%
2016	0.00%			10	18.79			181	5.29%	13.33%
PIMCO VIT International Bond (Unhedged) - Admin (PMVFBA)
2018	0.00%			1	13.62			18	4.46%	-3.95%
PIMCO VIT International Bond (US Dollar Hedged) - Admin (PMVFHA)
2020	0.00%			25,207	21.93			552,754	6.02%	5.56%
2019	0.00%			26	20.77			551	1.77%	7.01%
2018	0.00%			19	19.41			370	1.34%	2.10%
2017	0.00%	to	0.15%	11	10.18	to	19.01	211	5.04%	1.80%	to	2.76%
2016	0.00%			10	18.50			176	1.59%	6.51%
PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)
2020	0.00%			7,475	19.03			142,243	2.39%	10.12%
2019	0.00%			6	17.28			112	2.39%	6.12%
2018	0.00%			2	16.28			36	8.07%	-4.24%
2017	0.00%	to	0.15%	2	10.49	to	17.00	39	1.98%	4.90%	to	8.63%
2016	0.00%			2	15.65			35	1.55%	4.06%
PIMCO VIT High Yield - Admin (PMVHYA)
2020	0.00%			16,783	24.28			407,484	4.84%	5.75%
2019	0.00%			19	22.96			442	4.98%	14.72%
2018	0.00%			16	20.01			312	5.20%	-2.68%
2017	0.00%	to	0.15%	10	10.30	to	20.56	204	4.84%	3.00%	to	6.64%
2016	0.00%			1	19.28			26	5.21%	12.42%
PIMCO VIT Income - Admin (PMVID)
2020	0.00%			292,327	13.24			3,868,988	4.64%	6.51%
2019	0.00%			343	12.43			4,260	3.47%	8.57%
2018	0.00%			89	11.45			1,016	3.19%	0.44%
2017	0.00%	to	0.15%	60	10.47	to	11.40	684	2.61%	4.70%	to	8.06%
2016	0.00%			22	20.55			230	11.88%			5.50%	****
PIMCO VIT Low Duration - Admin (PMVLDA)
2020	0.00%			95,025	15.32			1,455,767	1.15%	2.99%
2019	0.00%			71	14.87			1,061	2.56%	4.03%
2018	0.00%			14	14.30			196	1.85%	0.35%
2017	0.00%	to	0.15%	21	10.07	to	14.25	296	1.34%	70.00%	to	1.35%
2016	0.00%			21	14.06			292	1.49%	1.37%
PIMCO VIT Long Term US Government - Admin (PMVLGA)
2020	0.00%			18,377	27.65			508,048	1.58%	17.39%
2019	0.00%			5	23.55			129	2.06%	13.32%
2018	0.00%			5	20.78			114	2.40%	-2.40%
2017	0.00%	to	0.15%	5	10.59	to	21.29	117	2.18%	5.90%	to	8.96%
2016	0.00%			6	19.54			126	2.00%	0.67%
PIMCO VIT Real Return - Admin (PMVRRA)
2020	0.00%			71,647	19.08			1,366,949	1.38%	11.71%
2019	0.00%			18	17.08			308	1.67%	8.44%
2018	0.00%			18	15.75			287	2.55%	-2.23%
2017	0.00%	to	0.15%	18	10.16	to	16.11	294	2.43%	1.60%	to	3.67%
2016	0.00%			13	15.54			205	2.55%	5.21%
PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)
2020	0.00%			3,529	6.74			23,779	6.66%	1.35%
2019	0.00%			5	6.65			31	4.17%	11.43%
2018	0.00%			6	5.97			38	2.12%	-14.10%
2017	0.00%	to	0.15%	8	6.95	to	10.54	58	11.01%	2.21%	to	5.40%
2016	0.00%			4	6.80			26	1.12%	15.06%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
PIMCO VIT Total Return - Admin (PMVTRA)
2020	0.00%			212,965	21.73			4,628,614	2.09%	8.65%
2019	0.00%			86	20.00			1,713	3.00%	8.36%
2018	0.00%			70	18.46			1,295	2.52%	-0.54%
2017	0.00%	to	0.15%	97	10.27	to	18.56	1,803	2.02%	2.70%	to	4.92%
2016	0.00%			65	17.69			1,149	2.07%	2.67%
PIMCO VIT Global Managed Allocation Adm (PVGMAA)
2018	0.00%			2	11.81			22	1.71%	-5.44%
2017	0.00%	to	1.50%	2	10.78	to	12.49	23	2.72%	7.80%	to	14.06%
PIMCO VIT Short-Term - Admin (PVSTA)
2020	0.00%			70,484	14.40			1,014,824	1.25%	2.24%
2019	0.00%			99	14.08			1,398	2.45%	2.80%
2018	0.00%			90	13.70			1,228	2.24%	1.56%
2017	0.00%	to	0.15%	23	10.15	to	13.49	306	1.72%	1.50%	to	2.35%
2016	0.00%			11	13.18			145	1.62%	2.41%
ProFunds VP Asia 30 (PROA30)
2020	0.00%			1,108	18.20			20,170	0.11%	35.55%
2019	0.00%			12	13.43			164	0.25%	26.31%
2018	0.00%			13	10.63			142	0.45%	-18.61%
ProFunds VP Biotechnology (PROBIO)
2020	0.00%			886	44.09			39,062	0.02%	15.38%
ProFunds VP Bull (PROBL)
2017	0.00%	to	0.15%	-	11.19	to	22.74	7	0.00%	11.90%	to	19.37%
ProFunds VP Basic Materials (PROBM)
2016	0.00%			1	13.58			8	0.98%	18.50%
ProFunds VP Bear (PROBR)
2016	0.00%			41	3.54			146	0.00%	-13.02%
ProFunds VP Consumer Services (PROCS)
2020	0.00%			2,313	43.73			101,143	0.00%	28.34%
2019	0.00%			2	34.07			68	0.00%	24.64%
2018	0.00%			3	27.34			73	0.00%	0.63%
ProFunds VP Europe 30 (PROE30)
2017	0.00%	to	0.15%	2	10.91	to	14.48	35	3.36%	9.10%	to	19.77%
ProFunds VP Emerging Markets (PROEM)
2020	0.00%			1,322	13.98			18,481	0.57%	26.72%
2019	0.00%			1	11.03			8	0.42%	24.23%
2018	0.00%			1	8.88			9	0.12%	-15.27%
2017	0.00%	to	0.15%	2	10.48	to	11.64	24	0.02%	16.40%	to	33.33%
2016	0.00%			2	7.86			17	0.00%	11.02%
ProFunds VP Financials (PROFIN)
2019	0.00%			4	24.80			101	0.55%	30.27%
2018	0.00%			6	19.04			111	0.39%	-10.40%
2017	0.00%	to	0.15%	5	11.47	to	21.25	105	0.46%	14.70%	to	18.19%
ProFunds VP Government Money Market (PROGMM)
2020	0.00%			43	10.14			436	0.07%	0.04%
2019	0.00%			12	10.13			121	0.85%	0.77%
2018	0.00%			48	10.06			479	0.44%	0.40%
2017	0.00%	to	0.15%	9	9.99	to	10.02	86	0.02%	-0.10%	to	0.10%
2016	0.00%			48	10.01			484	0.02%	0.00%
ProFunds VP Health Care (PROHC)
2020	0.00%			472	39.77			18,772	0.00%	14.44%
2018	0.00%			2	29.11			55	0.00%	4.41%
ProFunds VP Industrials (PROIND)
2020	0.00%			755	33.05			24,954	0.19%	16.76%
2019	0.00%			1	28.31			30	0.00%	30.49%
2018	0.00%			1	21.69			16	0.09%	-12.79%
2017	0.00%	to	0.15%	1	11.42	to	24.87	24	0.18%	14.80%	to	22.39%
2016	0.00%			1	20.32			17	0.00%	17.59%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFunds VP Japan (PROJP)
2020	0.00%			1,468	21.57			31,671	0.14%	15.93%
2019	0.00%			4	18.61			68	0.16%	20.00%
2018	0.00%			3	15.51			43	0.00%	-11.62%
2017	0.00%	to	0.15%	3	11.70	to	17.55	48	0.00%	17.00%	to	18.42%
ProFunds VP Large-Cap Growth (PROLCG)
2020	0.00%			13,824	42.01			580,747	0.00%	30.93%
2019	0.00%			32	32.09			1,040	0.00%	28.89%
2017	0.00%	to	0.15%	9	11.33	to	25.37	216	0.00%	13.30%	to	25.28%
ProFunds VP Mid-Cap (PROMC)
2020	0.00%			2,504	26.09			65,324	0.95%	10.76%
2019	0.00%			3	23.55			59	0.11%	23.53%
2018	0.00%			4	19.07			75	0.00%	-12.84%
2017	0.00%	to	0.15%	2	10.87	to	21.88	38	0.00%	8.70%	to	13.43%
2016	0.00%			1	19.29			18	0.00%	18.20%
ProFunds VP Mid-Cap Value (PROMCV)
2020	0.00%			4,368	24.11			105,316	0.41%	2.30%
2019	0.00%			5	23.57			124	0.25%	24.08%
2018	0.00%			1	18.99			17	0.10%	-13.33%
2017	0.00%	to	0.15%	1	10.80	to	21.91	20	0.57%	8.00%	to	10.60%
ProFunds VP NASDAQ-100 (PRON)
2020	0.00%			3,035	58.84			178,594	0.00%	45.57%
2019	0.00%			1	40.42			47	0.00%	36.70%
2018	0.00%			9	29.57			252	0.00%	-1.86%
2017	0.00%	to	0.15%	-	11.29	to	30.13	10	0.00%	12.90%	to	30.38%
2016	0.00%			1	23.11			34	0.00%	5.24%
ProFunds VP Internet (PRONET)
2020	0.00%			6,421	57.41			368,633	0.00%	50.82%
2019	0.00%			4	38.07			137	0.00%	18.03%
2018	0.00%			1	32.25			33	0.00%	4.95%
2017	0.00%	to	0.15%	3	11.69	to	30.73	79	0.00%	16.90%	to	36.03%
ProFunds VP Precious Metals (PROPM)
2020	0.00%			5,114	6.98			35,679	0.03%	24.10%
2019	0.00%			68	5.62			383	0.03%	45.98%
2018	0.00%			19	3.85			73	0.00%	-13.48%
ProFunds VP Real Estate (PRORE)
2019	0.00%			-	22.65			8	1.24%	26.76%
ProFunds VP Small Cap (PROSC)
2020	0.00%			1,818	26.15			47,548	0.06%	17.06%
2019	0.00%			2	22.34			42	0.00%	23.60%
ProFunds VP Small-Cap Growth (PROSCG)
2020	0.00%			546	33.20			18,128	0.00%	17.39%
2019	0.00%			1	28.28			18	0.00%	19.12%
2018	0.00%			5	23.74			125	0.00%	-5.76%
2017	0.00%	to	0.15%	5	10.87	to	25.19	134	0.00%	8.70%	to	12.96%
ProFunds VP Semiconductor (PROSCN)
2020	0.00%			2,512	57.24			143,789	0.35%	44.85%
2019	0.00%			2	39.52			89	0.28%	49.77%
2018	0.00%			2	26.38			59	0.00%	-10.24%
2017	0.00%	to	0.15%	2	12.60	to	29.39	66	0.36%	26.00%	to	35.56%
ProFunds VP Small-Cap Value (PROSCV)
2020	0.00%			692	23.42			16,204	0.03%	1.06%
2019	0.00%			1	23.17			31	0.00%	22.56%
2018	0.00%			1	18.90			25	0.00%	-14.25%
2017	0.00%	to	0.15%	1	10.98	to	22.04	33	0.02%	9.71%	to	9.80%
2016	0.00%			1	20.09			24	0.00%	28.78%
ProFunds VP Technology (PROTEC)
2019	0.00%			-	38.02			9	0.00%	45.18%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFunds VP Telecommunications (PROTEL)
2019	0.00%			1	16.61			11	3.27%	14.77%
2018	0.00%			1	14.48			10	5.55%	-15.07%
2017	0.00%	to	0.15%	1	10.54	to	17.05	12	9.31%	-2.12%	to	5.40%
ProFunds VP UltraMid-Cap (PROUMC)
2017	0.00%	to	0.15%	2	11.84	to	42.85	66	0.00%	18.40%	to	28.83%
ProFunds VP UltraSmall-Cap (PROUSC)
2016	0.00%			8	28.67			222	0.00%	39.58%
ProFunds VP Utilities (PROUTL)
2020	0.00%			734	26.14			19,184	1.55%	-2.40%
2019	0.00%			1	26.78			20	0.00%	22.88%
Putnam VT Mortgage Securities Cl IB (PVAGIB)
2019	0.00%			11	12.68			133	2.28%	13.20%
2018	0.00%			3	11.20			39	2.80%	-0.88%
Putnam VT Diversified Income Cl IB (PVDIB)
2020	0.00%			2,793	14.12			39,429	7.98%	-0.90%
2019	0.00%			3	14.25			48	3.18%	11.23%
2018	0.00%			4	12.81			56	2.51%	-0.93%
2017	0.00%	to	0.15%	3	10.38	to	12.93	38	0.00%	3.80%	to	7.13%
Putnam VT Equity Income Cl IB (PVEIB)
2020	0.00%			22,043	31.52			694,820	1.90%	5.80%
2019	0.00%			25	29.79			760	1.84%	30.40%
2018	0.00%			21	22.85			482	0.75%	-8.49%
2017	0.00%	to	0.15%	19	11.35	to	24.97	483	0.80%	13.50%	to	18.79%
2016	0.00%			6	21.02			127	1.76%	13.62%
Putnam VT High Yield Cl IB (PVHYB)
2020	0.00%			6,032	17.69			106,731	0.00%	5.21%
2019	0.00%			4	16.82			70	0.00%	14.40%
2017	0.00%	to	0.15%	35	10.36	to	15.33	542	0.00%	3.60%	to	6.98%
Putnam VT Income Cl IB (PVIB)
2020	0.00%			36,216	15.92			576,493	4.39%	5.73%
2019	0.00%			21	15.06			321	3.05%	11.89%
2018	0.00%			5	13.46			66	3.23%	0.22%
2017	0.00%	to	0.15%	6	10.26	to	13.43	77	3.69%	2.60%	to	5.58%
2016	0.00%			3	12.72			43	4.89%	2.00%
Putnam VT Sustainable Leaders Class IB (PVNOB)
2020	0.00%			237	14.04			3,328	0.00%			40.44%	****
Redwood Managed Volatility Class N (RWMVN)
2020	0.00%			687	13.03			8,951	4.29%	10.26%
2019	0.00%			1	11.82			6	1.29%	8.72%
2018	0.00%			1	10.87			6	6.60%	-2.86%
2017	0.00%	to	0.15%	1	10.38	to	11.19	10	5.50%	3.80%	to	7.49%
Royce Micro-Cap (ROCMC)
2020	0.00%			5,109	29.47			150,554	0.00%	23.79%
2019	0.00%			5	23.80			121	0.00%	19.55%
2018	0.00%			4	19.91			77	0.00%	-9.05%
2017	0.00%	to	0.15%	1	10.53	to	21.89	14	0.68%	5.19%	to	5.30%
2016	0.00%			1	20.81			14	1.92%	19.67%
Royce Small-Cap (ROCSC)
2020	0.00%			3,827	25.99			99,465	0.78%	-7.15%
2019	0.00%			7	27.99			194	1.11%	18.67%
2018	0.00%			2	23.59			58	0.94%	-8.35%
2017	0.00%	to	0.15%	3	10.77	to	25.74	69	1.05%	5.41%	to	7.70%
T. Rowe Price Blue Chip Growth II (TRBCG2)
2020	0.00%			66,003	54.99			3,629,654	0.00%	33.92%
2019	0.00%			47	41.06			1,930	0.00%	29.58%
2018	0.00%			33	31.69			1,044	0.00%	1.64%
2017	0.00%	to	0.15%	32	11.79	to	31.18	989	0.00%	17.90%	to	35.86%
2016	0.00%			19	22.95			433	0.00%	0.53%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
T. Rowe Price Equity Income II (TREI2)
2020	0.00%			3,814	24.63			93,926	2.20%	0.96%
2019	0.00%			3	24.39			80	2.12%	26.04%
2018	0.00%			4	19.35			80	2.04%	-9.71%
2017	0.00%	to	0.15%	2	11.16	to	21.43	48	1.97%	11.60%	to	15.71%
2016	0.00%			1	18.52			12	2.53%	18.87%
T. Rowe Price Health Sciences II (TRHS2)
2020	0.00%			11,248	83.05			934,142	0.00%	29.27%
2019	0.00%			6	64.25			376	0.00%	28.63%
2018	0.00%			9	49.95			431	0.00%	0.87%
2017	0.00%	to	0.15%	2	11.12	to	49.52	92	0.00%	11.20%	to	27.30%
2016	0.00%			-	38.90			13	0.00%	-10.72%
T. Rowe Price Limited-Term Bond II (TRLT2)
2020	0.00%			26,787	13.46			360,611	1.78%	4.46%
2019	0.00%			57	12.89			730	2.14%	4.10%
2018	0.00%			45	12.38			561	1.99%	0.90%
2017	0.00%	to	0.15%	3	10.01	to	12.27	39	1.22%	10.00%	to	0.82%
2016	0.00%			3	12.17			38	1.12%	1.16%
Timothy Plan Strategic Growth VS (TPVSGP)
2020	0.00%			1,007	17.75			17,871	0.54%	9.18%
2019	0.00%			1	16.25			17	0.75%	19.78%
2018	0.00%			1	13.57			14	1.42%	-11.88%
VanEck VIP Global Gold Class S (VVGGS)
2020	0.00%			2,107	14.60			30,772	4.57%	38.62%
2018	0.00%			6	7.59			42	3.32%	-16.59%
2017	0.00%	to	0.15%	6	9.10	to	10.88	54	7.49%	8.80%	to	12.76%
2016	0.00%			7	8.07			56	0.00%	48.07%
VanEck Emerging Markets Bond (VWBF)
2020	0.00%			455	16.83			7,658	6.05%	8.92%
2019	0.00%			-	15.45			6	0.79%	12.62%
2018	0.00%			2	13.72			24	3.26%	-6.16%
2017	0.00%	to	0.15%	1	10.58	to	14.62	11	0.00%	5.80%	to	12.29%
VanEck VIP Emerging Markets (VWEM)
2020	0.00%			14,944	38.95			582,066	2.11%	17.25%
2019	0.00%			14	33.22			449	0.45%	30.60%
2018	0.00%			15	25.44			392	0.28%	-23.47%
2017	0.00%	to	0.15%	32	12.63	to	33.24	1,056	0.26%	26.30%	to	51.02%
2016	0.00%			14	22.01			299	0.34%	0.09%
VanEck VIP Global Hard Assets Initial Cl (VWHA)
2020	0.00%			3,830	20.25			77,562	0.42%	19.11%
2019	0.00%			-	17.00			8	0.00%	11.87%
2018	0.00%			-	15.20			7	0.00%	-28.27%
2017	0.00%	to	0.15%	-	10.81	to	21.19	10	0.00%	-1.72%	to	8.10%
2016	0.00%			1	21.56			12	0.00%	43.73%
Vanguard VIF Balanced (VVB)
2020	0.25%			249,204	18.02			4,491,866	2.50%	10.40%
2019	0.25%			280	16.33			4,577	2.76%	22.18%
2018	0.25%			188	13.36			2,516	2.28%	-3.68%
2017	0.25%	to	0.40%	211	10.98	to	13.87	2,929	1.45%	9.80%	to	14.44%
2016	0.25%			96	12.12			1,163	0.61%	10.79%
Vanguard VIF Conservative Allocation (VVCA)
2020	0.25%			43,888	11.93			523,652	0.85%	11.45%
2019	0.25%			9	10.71			94	0.00%			7.06%	****
2016	0.00%			-	-			-	0.00%	0.00%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Vanguard VIF Capital Growth (VVCG)
2020	0.25%			65,756	25.10			1,650,446	1.30%	17.18%
2019	0.25%			59	21.42			1,253	1.18%	26.18%
2018	0.25%			68	16.98			1,150	0.91%	-1.39%
2017	0.25%	to	0.40%	77	11.69	to	17.22	1,320	0.93%	16.90%	to	28.51%
2016	0.25%			35	13.40			476	0.79%	10.56%
Vanguard VIF Diversified Value (VVDV)
2020	0.25%			58,697	17.25			1,012,630	1.31%	11.50%
2019	0.25%			24	15.47			379	3.40%	25.38%
2018	0.25%			34	12.34			415	2.91%	-9.33%
2017	0.25%	to	0.40%	52	10.86	to	13.61	710	2.70%	8.60%	to	12.85%
2016	0.25%			46	12.06			554	1.84%	12.71%
Vanguard VIF Equity Income (VVEI)
2020	0.25%			134,596	18.17			2,445,307	2.66%	2.99%
2019	0.25%			135	17.64			2,373	2.09%	24.12%
2018	0.25%			86	14.21			1,226	2.13%	-6.20%
2017	0.25%	to	0.40%	74	11.29	to	15.15	1,121	1.74%	12.90%	to	17.90%
2016	0.25%			32	12.85			406	0.85%	14.83%
Vanguard VIF Equity Index (VVEIX)
2020	0.25%			249,388	22.82			5,691,196	1.53%	17.91%
2019	0.25%			214	19.35			4,141	1.81%	30.97%
2018	0.25%			183	14.78			2,705	1.37%	-4.71%
2017	0.25%	to	0.40%	174	11.31	to	15.51	2,702	1.59%	13.10%	to	21.36%
2016	0.25%			110	12.78			1,404	1.42%	11.52%
Vanguard VIF Growth (VVG)
2020	0.25%			99,693	30.13			3,003,291	0.28%	42.74%
2019	0.25%			64	21.11			1,359	0.26%	33.48%
2018	0.25%			30	15.81			473	0.25%	-0.06%
2017	0.25%	to	0.40%	14	11.64	to	15.82	219	0.16%	16.40%	to	30.64%
2016	0.25%			1	12.11			7	1.69%	-1.38%
Vanguard VIF Global Bond Index (VVGBI)
2020	0.25%			18,597	11.18			207,839	1.46%	6.40%
2019	0.25%			13	10.50			134	0.00%	5.03%
Vanguard VIF Total Bond Market Index (VVHGB)
2020	0.25%			883,298	12.91			11,399,355	2.25%	7.31%
2019	0.25%			697	12.03			8,386	2.03%	8.40%
2018	0.25%			400	11.09			4,439	2.21%	-0.45%
2017	0.25%	to	0.40%	338	10.17	to	11.14	3,767	2.08%	1.70%	to	3.24%
2016	0.25%			208	10.79			2,246	1.76%	2.27%
Vanguard VIF High Yield Bond (VVHYB)
2020	0.25%			109,880	14.30			1,571,229	5.64%	5.41%
2019	0.25%			112	13.57			1,515	3.50%	15.39%
2018	0.25%			54	11.76			634	4.12%	-2.97%
2017	0.25%	to	0.40%	79	10.30	to	12.12	951	2.12%	3.00%	to	6.78%
2016	0.25%			14	11.35			155	3.95%	11.06%
Vanguard VIF International (VVI)
2020	0.25%			307,941	24.22			7,457,143	1.13%	57.19%
2019	0.25%			290	15.41			4,466	1.24%	30.89%
2018	0.25%			211	11.77			2,487	0.69%	-12.81%
2017	0.25%	to	0.40%	173	12.07	to	13.50	2,332	0.85%	20.70%	to	42.26%
2016	0.25%			75	9.49			713	0.28%	1.61%
Vanguard VIF Mid-Cap Index (VVMCI)
2020	0.25%			125,429	20.49			2,570,194	1.47%	17.78%
2019	0.25%			100	17.40			1,745	1.27%	30.55%
2018	0.25%			61	13.33			809	0.98%	-9.57%
2017	0.25%	to	0.40%	39	11.05	to	14.74	572	0.85%	10.50%	to	18.78%
2016	0.25%			12	12.41			154	1.35%	10.90%

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Vanguard VIF REIT Index (VVREI)
2020	0.25%			76,388	17.14			1,309,328	2.47%	-5.09%
2019	0.25%			74	18.06			1,335	2.41%	28.48%
2018	0.25%			60	14.06			847	2.71%	-5.57%
2017	0.25%	to	0.40%	48	10.28	to	14.89	707	2.48%	2.80%	to	4.56%
2016	0.25%			45	14.24			638	2.05%	8.04%
Vanguard VIF Small Company Growth (VVSCG)
2020	0.25%			32,639	20.61			672,563	0.62%	22.88%
2019	0.25%			42	16.77			699	0.50%	27.79%
2018	0.25%			43	13.12			561	0.31%	-7.54%
2017	0.25%	to	0.40%	18	11.25	to	14.19	252	0.14%	12.50%	to	23.18%
2016	0.25%			2	11.52			24	0.19%	14.63%
Vanguard VIF Short-Term Investment Grade (VVSTC)
2020	0.25%			676,311	11.94			8,073,782	2.30%	5.23%
2019	0.25%			392	11.34			4,447	2.51%	5.43%
2018	0.25%			300	10.76			3,230	1.48%	0.75%
2017	0.25%	to	0.40%	260	10.06	to	10.68	2,777	1.29%	60.00%	to	1.91%
2016	0.25%			95	10.48			1,001	0.91%	2.44%
Vanguard VIF Total International Stock Market Index (VVTISI)
2020	0.25%			99,497	11.94			1,187,708	1.26%	10.90%
2019	0.25%			25	10.76			266	0.00%			7.64%	****
Vanguard VIF Total Stock Market Index (VVTSM)
2020	0.25%			416,367	22.56			9,391,600	1.37%	20.25%
2019	0.25%			342	18.76			6,417	1.33%	30.42%
2018	0.25%			231	14.38			3,318	1.40%	-5.58%
2017	0.25%	to	0.40%	171	11.27	to	15.23	2,604	1.55%	12.70%	to	20.68%
2016	0.25%			76	12.62			963	1.41%	12.28%
Virtus Duff & Phelps Real Estate Securities Class A (VRVDRA)
2020	0.00%			5,113	22.52			115,126	1.24%	-1.55%
2019	0.00%			5	22.87			109	1.72%	27.42%
2018	0.00%			5	17.95			81	3.04%	-6.51%
2017	0.00%	to	0.15%	2	10.47	to	19.20	36	1.62%	4.70%	to	5.96%
2016	0.00%			1	18.12			24	1.88%	6.84%
Virtus Newfleet Multi-Sector Intermediate Bond Class A (VRVNMA)
2020	0.00%			31,634	15.88			502,207	4.14%	6.53%
2019	0.00%			24	14.90			358	6.00%	10.47%
2018	0.00%			9	13.49			119	3.38%	-2.67%
2017	0.00%	to	0.15%	10	10.29	to	13.86	133	5.84%	2.90%	to	6.70%
2016	0.00%			-	-			-	0.00%	0.00%
Wells Fargo VT Discovery (SVDF)
2020	0.00%			3,460	90.09			311,723	0.00%	62.65%
2019	0.00%			4	55.39			242	0.00%	39.02%
2018	0.00%			5	39.84			191	0.00%	-7.07%
2017	0.00%	to	0.15%	6	11.35	to	42.87	251	0.00%	13.50%	to	29.13%
2016	0.00%			6	33.20			188	0.00%	7.65%
2017	0.00%			-	-			-	0.00%	0.00%
Westchester Merger Fund VL (MGRFV)
2020	0.00%			32,198	14.32			461,133	0.00%	7.38%
2019	0.00%			25	13.34			330	0.95%	6.17%
2018	0.00%			61	12.56			762	1.38%	7.08%
2017	0.00%	to	0.15%	23	10.09	to	11.73	268	0.00%	90.00%	to	2.53%
2016	0.00%			14	11.44			162	0.89%	2.51%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

JEFFERSON NATIONAL LIFE OF NY ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.
*****	Units and Contract Owners’ Equity is presented rounded in (000’s) for the years 2016 – 2019 and is presented unrounded for 2020, as applicable.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Jefferson National Life Insurance Company)

2020 Statutory Financial Statements and Supplemental Schedules

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

FOR THE YEAR ENDED DECEMBER 31, 2020

Independent Auditors’ Report

Board of Directors

Jefferson National Life Insurance Company of New York:

We have audited the accompanying financial statements of Jefferson National Life Insurance Company of New York (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services (“NYSDFS”). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the NYSDFS, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations, or its cash flows for each of the years in the three-year period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the NYSDFS described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments – Other Than Investments in Related Parties, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

April 21, 2021

2

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in thousands, except share amounts)	2020	2019

Admitted assets
Invested assets
Bonds	$4,982	$5,017
Stocks	-	103
Cash, cash equivalents and short-term investments	1,614	1,860
Total invested assets	$6,596	$6,980
Accrued investment income	13	33
Deferred federal income tax assets, net	147	167
Other assets	726	380
Separate account assets	199,813	143,078
Total admitted assets	$207,295	$150,638

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$465	$617
Due to parent and affiliates	163	11
Asset valuation reserve	4	13
Other liabilities	145	207
Separate account liabilities	199,813	143,078
Total liabilities	$200,590	$143,926

Capital and surplus
Capital shares ($1.00 par value; authorized - 2,000,000 shares, issued and outstanding - 2,000,000 shares)	$2,000	$2,000
Additional paid-in capital	5,649	5,649
Unassigned deficit	(944)	(937)
Total capital and surplus	$6,705	$6,712
Total liabilities, capital and surplus	$207,295	$150,638

See accompanying notes to statutory financial statements.

3

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2020	2019	2018

Revenues
Premiums and annuity considerations	$47,731	$36,425	$26,740
Net investment income	104	135	141
Amortization of interest maintenance reserve	4	(3)	(4)
Other revenue	267	198	156
Total revenues	$48,106	$36,755	$27,033

Benefits and expenses
Benefits to policyholders and beneficiaries	$12,810	$8,306	$6,386
General, administrative and other expenses	206	191	399
Taxes, licenses and fees	135	31	27
Net transfers to separate accounts	34,937	28,121	20,351
Total benefits and expenses	$48,088	$36,649	$27,163

Income (loss) before federal income tax expense and net realized capital losses on investments	$18	$106	$(130)
Federal income tax expense	17	-	115

Income (loss) before net realized capital losses on investments	$1	$106	$(245)
Net realized capital losses on investments, net of federal income tax expense of $19, $0 and $16 in 2020, 2019 and 2018 respectively, and excluding $57, $0 and $(4) of net realized capital gains (losses) transferred to the interest maintenance reserve in 2020, 2019 and 2018, respectively	(3)	-	(17)
Net (loss) Income	$(2)	$106	$(262)

See accompanying notes to statutory financial statements.

4

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

(in thousands)	Capital shares	Additional paid-in capital	Unassigned deficit	Capital and surplus
Balance as of December 31, 2017	$2,000	$5,649	$(870)	$6,779

Net loss	-	-	(262)	(262)
Change in asset valuation reserve	-	-	1	1
Change in deferred income taxes	-	-	109	109
Change in nonadmitted assets	-	-	(65)	(65)
Balance as of December 31, 2018	$2,000	$5,649	$(1,087)	$6,562

Net income	-	-	106	106
Change in asset valuation reserve	-	-	2	2
Change in deferred income taxes	-	-	86	86
Change in nonadmitted assets	-	-	(44)	(44)
Balance as of December 31, 2019	$2,000	$5,649	$(937)	$6,712

Net loss	-	-	(2)	(2)
Change in asset valuation reserve	-	-	9	9
Change in deferred income taxes	-	-	(275)	(275)
Change in nonadmitted assets	-	-	261	261
Balance as of December 31, 2020	$2,000	$5,649	$(944)	$6,705

See accompanying notes to statutory financial statements.

5

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2020	2019	2018

Cash flows from operating activities:
Premiums collected	$47,731	$36,425	$26,740
Net investment income	154	175	192
Other revenue	267	198	157
Policy benefits and claims paid	(12,810)	(8,306)	(6,386)
Commissions, operating expenses and taxes, other than federal income tax	(341)	(221)	(502)
Net transfers to separate accounts	(34,937)	(28,122)	(20,352)
Federal income taxes (paid) recovered	(40)	48	(147)
Net cash provided by (used in) operating activities	$24	$197	$(298)

Cash flows from investing activities:
Proceeds from investments sold, matured or paid:
Bonds	$3,404	$1,019	$1,099
Stocks	103	-	-
Total Investment proceeds	$3,507	$1,019	$1,099
Cost of investments acquired:
Bonds	$(3,325)	$-	$(974)
Total Investments acquired	$(3,325)	$-	$(974)
Net cash provided by investing activities	$182	$1,019	$125

Cash flows from financing activities and miscellaneous sources:
Net change in deposits on deposit-type contract funds and other insurance liabilities	$(152)	$617	$-
Other cash (used) provided	(300)	(781)	466
Net cash (used in) provided by financing activities and miscellaneous sources	$(452)	$(164)	$466

Net (decrease) increase in cash, cash equivalents and short-term investments	$(246)	$1,052	$293
Cash, cash equivalents and short-term investments at beginning of year	1,860	808	515
Cash, cash equivalents and short-term investments at end of year	$1,614	$1,860	$808

See accompanying notes to statutory financial statements.

6

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Jefferson National Life Insurance Company of New York (“JNLNY” or “the Company”) was incorporated in 2014 and is a New York domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

The Company is licensed only in New York and is a wholly-owned subsidiary of Jefferson National Life Insurance Company (“JNL”), an insurance company incorporated and domiciled in the State of Texas and a wholly-owned subsidiary of Jefferson National Financial Corporation (“JN Financial”), a holding company incorporated in the state of Delaware. On March 1, 2017, Nationwide Life Insurance Company (“NLIC”) acquired all of the stock of JN Financial which resulted in JN Financial becoming a wholly-owned subsidiary of NLIC. NLIC is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company markets one product, a flat insurance fee variable annuity called Monument Advisor to the New York market, primarily sold by independent registered investment advisors and other fee-based advisors.

The Company is subject to regulation by New York, the state in which it is domiciled and transacts business. The Company is subject to periodic examinations by the New York State Department of Financial Services (“NYSDFS”).

As of December 31, 2020, and 2019, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, or distribution source in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment valuations, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the NYSDFS. Insurance companies domiciled in New York are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain modifications prescribed or permitted by NYSDFS (“NY SAP”). There were no significant differences between NY SAP and NAIC SAP that affected the financial statements of JNLNY. NYSDFS has the right to permit specific practices that deviate from prescribed practices. There were no such permitted practice waivers requested by JNLNY in 2020 and 2019.

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

7

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by NYSDFS. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Annuity considerations are recognized as revenue when received. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public and privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

8

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than- temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

9

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds. The Company carries short- term investments at amortized cost which approximates fair value.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds and loan-backed and structured securities sold. The IMR is applied as follows:

•

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

10

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

COVID-19

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a pandemic. The COVID-19 pandemic conditions create financial market volatility and uncertainty regarding whether and when certain customer behaviors will return to historical patterns, including sales of new and retention of existing policies, life insurance mortality and credit allowance exposure. Although impacting certain sales and revenues, none of the aforementioned items have had a material impact on the overall financial condition of the Company. The extent to which the COVID-19 pandemic may impact the Company’s ongoing operations and financial condition will depend on future developments that are evolving and uncertain.

Subsequent Events

The Company evaluated subsequent events through April 21, 2021, the date the statutory financial statements were issued.

11

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

(3)	Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
At fair value	$-	$-	$199,813	$199,813	100%
Total with market value adjustment or at fair value	$-	$-	$199,813	$199,813	100%
At book value without adjustment (minimal or no charge or adjustment)	-	-	-	-	0%
Total, gross	$-	$-	$199,813	$199,813	100%
Less: Reinsurance ceded	-	-	-	-
Total, net	$-	$-	$199,813	$199,813
December 31, 2019
Subject to discretionary withdrawal:
At fair value	$-	$-	$143,078	$143,078	100%
Total with market value adjustment or at fair value	$-	$-	$143,078	$143,078	100%
At book value without adjustment (minimal or no charge or adjustment)	-	-	-	-	0%
Total, gross	$-	$-	$143,078	$143,078	100%
Less: Reinsurance ceded	-	-	-	-
Total, net	$-	$-	$143,078	$143,078

12

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
At fair value	$-	$-	$-	$-	0%
Total with market value adjustment or at fair value	$-	$-	$-	$-	0%
At book value without adjustment (minimal or no charge or adjustment)	465	-	-	465	100%
Total, gross	$465	$-	$-	$465	100%
Less: Reinsurance ceded	-	-	-	-
Total, net	$465	$-	$-	$465

December 31, 2019
At fair value	$-	$-	$-	$-	0%
Total with market value adjustment or at fair value	$-	$-	$-	$-	0%
At book value without adjustment (minimal or no charge or adjustment)	617	-	-	617	100%
Total, gross	$617	$-	$-	$617	100%
Less: Reinsurance ceded	-	-	-	-
Total, net	$617	$-	$-	$617

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2020	2019
Life, accident and health annual statement:
Deposit-type contracts	$465	$617
Subtotal	$465	$617
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	199,813	143,078
Subtotal	$199,813	$143,078
Total annuity actuarial reserves and deposit fund liabilities, net	$200,278	$143,695

13

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2020		December 31, 2019
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / Transaction:
Individual Annuities	$199,813	$-	$143,078	$-
Total	$199,813	$-	$143,078	$-

The Company does not engage in securities lending transactions within its separate accounts.

All separate accounts held by the Company relate to individual variable annuity of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contractholder and can be positive or negative. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed. No guaranteed benefits were offered on the variable annuity contracts in 2020 and 2019.

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in thousands)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2020
Premiums, considerations or deposits	$-	$-	$-	$47,726	$47,726
Reserves
For accounts with assets at:
Fair value	$-	$-	$-	$199,813	$199,813
Total reserves	$-	$-	$-	$199,813	$199,813
By withdrawal characteristics:
At fair value	$-	$-	$-	$199,813	199,813
Total reserves	$-	$-	$-	$199,813	$199,813

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in thousands)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$-	$-	$36,324	$36,324
Reserves
For accounts with assets at:
Fair value	$-	$-	$-	$143,078	$143,078
Total reserves	$-	$-	$-	$143,078	$143,078
By withdrawal characteristics:
At fair value	-	-	-	143,078	143,078
Total reserves	$-	$-	$-	$143,078	$143,078

14

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2020	2019	2018
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$47,726	$36,324	$26,842
Transfers from separate accounts	12,794	8,305	6,388
Net transfers to separate accounts	$34,932	$28,019	$20,454
Reconciling adjustments:
Fees not included in general account transfers	(10)	-	2
Exchange accounts offsetting in the general account	15	102	(105)
Transfers as reported in the statutory statements of operations	$34,937	$28,121	$20,351

(5)	Investments

Bonds

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2020
Bonds:
U.S. Government	$3,787	$232	$-	$4,019
Loan-backed and structured securities	1,195	31	-	1,226
Total bonds	$4,982	$263	$-	$5,245
Total bonds and stocks	$4,982	$263	$-	$5,245

December 31, 2019
Bonds:
U.S. Government	$2,992	$52	$1	$3,043
Special revenues	100	1	-	101
Industrial and miscellaneous	1,721	58	-	1,779
Loan-backed and structured securities	204	9	-	213
Total bonds	$5,017	$120	$1	$5,136
Preferred stocks	103	-	1	102
Total stocks	103	-	1	102
Total bonds and stocks	$5,120	$120	$2	$5,238

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $195 as of December 31, 2020 and 2019.

15

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2020. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in thousands)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,003	$1,006
Due after one year through five years	993	1,059
Due after five years through ten years	1,791	1,954
Due after ten years	-	-
Total bonds excluding loan-backed and structured securities	$3,787	$4,019
Loan-backed and structured securities	1,195	1,226
Total bonds	$4,982	$5,245

There were no bonds or stocks in an unrealized loss position as of December 31, 2020. The following table summarizes the fair value and unrealized losses on bonds and stock (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of December 31, 2019:

	Less than or equal to one year		More than one year		Total
(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Bonds:
U.S Government	$-	$-	$1,011	$1	$1,011	$1
Total bonds	$-	$-	$1,011	$1	$1,011	$1
Preferred stock	$103	$1	- -	$-	$103	$1
Total bonds and stocks	$103	$1	$1,011	$1	$1,114	$2

Management evaluates securities in an unrealized loss position and all non-marketable securities for impairment. As of the December 31, 2019, the Company had the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2020 and 2019.

16

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in thousands)	2020	2019	2018
Bonds	$106	$128	$135
Preferred stocks	-	5	5
Other	1	6	6
Gross investment income	$107	$139	$146
Investment expenses	(3)	(4)	(5)
Net investment income	$104	$135	$141

There was no investment income due and accrued that was nonadmitted as of December 31, 2020 and 2019.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in thousands)	2020	2019	2018
Gross gains on sales	$74	$-	$-
Gross losses on sales	(1)	-	(5)
Net realized gains (losses) on sales	$73	$-	$(5)
Tax expense	19	-	16
Net realized capital gains (losses), net of tax	$54	$-	$(21)
Less: Realized gains (losses) transferred to the IMR	57	-	(4)
Net realized capital losses, net of tax and transfers to the IMR	$(3)	$-	$(17)

For the year ended December 31, 2020, the gross realized gains on sales of bonds were $74 and there were no gross realized losses on sales of bonds. For the year ended December 31, 2018, all gross realized gains and losses on sales were related to bonds.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2020, 2019 and 2018.

17

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

(6)	Fair Value Measurements

The following table summarizes assets held at fair value as of December 31, 2020 and 2019:

(in thousands)	Level 1	Level 2	Level 3	Total
December 31, 2020
Assets
Separate account assets	$199,813	$-	$-	$199,813
Assets at fair value	$199,813	$-	$-	$199,813
December 31, 2019
Assets
Separate account assets	$143,078	$-	$-	$143,078
Assets at fair value	$143,078	$-	$-	$143,078

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described in Note 2.

	Fair value
(in thousands)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2020
Assets
Bonds	$5,245	$-	$-	$5,245	$4,982
Cash, cash equivalents and short-term investments	1,614	-	-	1,614	1,614
Total assets	$6,859	$-	$-	$6,859	$6,596

December 31, 2019
Assets
Bonds	$3,043	$2,093	$-	$5,136	$5,017
Stocks	-	102	-	102	103
Total assets	$3,043	$2,195	$-	$5,238	$5,120

18

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

(7)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2020
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$570	$-	$570
Statutory valuation allowance adjustment	420	-	420
Adjusted gross deferred tax assets	$150	$-	$150
Less: Deferred tax assets nonadmitted	-	-	-
Net admitted deferred tax assets	$150	$-	$150
Less: Deferred tax liabilities	-	3	3
Net admitted deferred tax assets	$150	$(3)	$147

	December 31, 2019
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$428	$-	$428
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$428	$-	$428
Less: Deferred tax assets nonadmitted	255	-	255
Net admitted deferred tax assets	$173	$-	$173
Less: Deferred tax liabilities	-	6	6
Net admitted deferred tax assets	$173	$(6)	$167

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2020	2019	Change
Adjusted gross deferred tax assets	$150	$428	$(278)
Total deferred tax liabilities	3	6	(3)
Net deferred tax assets	$147	$422	$(275)
Less: Tax effect of unrealized gains			-
Change in deferred income tax			$(275)

19

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2020
(in thousands)	Ordinary	Capital	Total
Adjusted gross deferred tax assets expected to be realized[1]	$147	$-	$147
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	3	-	3
Admitted deferred tax assets	$150	$-	$150

	December 31, 2019
(in thousands)	Ordinary	Capital	Total
Adjusted gross deferred tax assets expected to be realized[1]	$167	$-	$167
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	6	-	6
Admitted deferred tax assets	$173	$-	$173
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2020 and 2019, the threshold limitation for adjusted capital and surplus was $984 and $982, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $6,558 and $6,545 as of December 31, 2020 and 2019, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 10,646% and 10,758% as of December 31, 2020 and 2019, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2020
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	18.31%	0.00%	18.31%
Net admitted adjusted gross deferred tax assets	18.31%	0.00%	18.31%

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	0.00%	0.00%	0.00%

The Company’s tax planning strategies do not include the use of reinsurance.

There were no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2020 and 2019.

20

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2020	2019	Change
Deferred tax assets
Ordinary:
Deferred acquisition costs	$458	$365	$93
Tax credit carry-forward	112	63	49
Subtotal	$570	$428	$142
Statutory valuation allowance adjustment	$420	$-	$420
Nonadmitted	-	255	(255)
Admitted ordinary deferred tax assets	$150	$173	$(23)
Admitted deferred tax assets	$150	$173	$(23)
Deferred tax liabilities
Capital:
Investments	$3	$6	$(3)
Subtotal	$3	$6	$(3)
Deferred tax liabilities	$3	$6	$(3)
Net deferred tax assets	$147	$167	$(20)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on management’s analysis on a standalone company basis, it is not likely the Company will be able to generate sufficient taxable income to realize all deferred tax assets. Therefore, the Company reported a valuation allowance as of December 31, 2020. As of December 31, 2019 the Company did not report a valuation allowance as management’s analysis supported the realization of the Company’s deferred tax assets on a standalone company basis.

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2020	2019	2018
Current income tax expense	$36	$-	$131
Change in deferred income tax (without tax on unrealized gains and losses)	275	(86)	(109)
Total income tax expense (benefit) reported	$311	$(86)	$22
Income (loss) before income and capital gains taxes	$34	$106	$(131)
Federal statutory tax rate	21%	21%	21%
Expected income tax expense (benefit) at statutory tax rate	$7	$22	$(28)
Decrease (increase) in actual tax reported resulting from:
Initial ceding commission and expense allowance
Dividends received deduction	(62)	(39)	(35)
Tax credit	(65)	(67)	(47)
Tax adjustment for IMR	11	-	-
Change in valuation allowance	420	-	-
Other	-	(2)	132
Total income tax expense (benefit) reported	$311	$(86)	$22

21

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

The Company incurred $18 in federal income tax expense in 2020 and $11 in 2018 which is available for recoupment in the event of future net losses.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (CARES) Act was signed into law and includes certain income tax provisions relevant to businesses. The Company is required to recognize the effect on the financial statements in the period the law was enacted. For year ended December 31, 2020, the CARES Act did not have a material impact on the Company’s financial statements.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2020:

(in thousands)	Amount	Origination	Expiration
Foreign tax credit	$34	2018	2028
Foreign tax credit	$57	2019	2029
Foreign tax credit	$21	2020	2030

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2020 and 2019.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Company files a consolidated income tax return with its parent, JNL. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

22

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

(8)	Transactions with Affiliates

Effective April 1, 2015, the Company entered into a service agreement with JN Financial, which covered certain general and administrative expenses. As of July 1, 2019, the Company entered into an Administrative Services Agreement with NMIC, covering certain expenses included within general, administrative and other expenses on the statements of operations. During 2020, 2019 and 2018, the Company’s operating expenses allocated under this agreement was $669, $417 and $613, respectively.

Effective April 1, 2015, the Company entered into a Distribution Agreement with its affiliate, Jefferson National Securities Corporation (“JNSC”). The Distribution Agreement stipulates that JNSC agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2020, 2019 and 2018 under this agreement was $33, $35 and $19, respectively.

Jefferson National Financial Advisors, Inc. (“JNA”), a subsidiary of JN Financial, has served as the advisor for certain variable insurance trust mutual funds offered by the Company through its variable annuity products. Effective December 31, 2019, JNA was merged into the parent company, JN Financial.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

During 2020 and 2019, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

On February 11, 2020, the Company entered into an unsecured promissory note and revolving line of credit agreement with NLIC whereby the Company can borrow up to $5,000. As of December 31, 2020, no amounts were drawn on the note.

(9)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

23

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

(10)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of New York, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

Dividends to shareholders are limited by state insurance laws. Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Company’s statutory capital and surplus as of December 31, 2020 was $6,705, and the statutory net gain from operations before realized capital gains or losses and federal income taxes for 2020 was $18. Due to the Company’s unassigned deficit as of December 31, 2020, any dividend paid by the Company in 2021 would require regulatory approval.

24

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Schedule I    Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2020 (in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$3,787	$4,019	$3,787
All other corporate, mortgage-backed and asset-backed securities	1,195	1,226	1,195
Total bonds	$4,982	$5,245	$4,982
Cash, cash equivalents and short-term investments	$1,614		$1,614
Total invested assets	$6,596		$6,596

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

25

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Schedule IV    Reinsurance

As of December 31, 2020, 2019 and 2018 and for each of the years then ended (in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net
2020
Life insurance in force	$ -	$-	$-	$-	-
Life insurance premiums	$ -	$-	$-	$-	-

2019
Life insurance in force	$ -	$-	$-	$-	-
Life insurance premiums	$ -	$-	$-	$-	-

2018
Life insurance in force	$ -	$-	$-	$-	-
Life insurance premiums	$ -	$-	$-	$-	-

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

26

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Schedule V    Valuation and Qualifying Accounts

Years ended December 31, 2020, 2019 and 2018 (in thousands)

Column A	Column B	Column C		Column D	Column E
	Balance at	Charged to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions	period
2020
Valuation allowances - mortgage loans	$-	$-	$-	$-	$-
Valuation allowances - net deferred tax assets	$-	$420	$-	$-	$420

2019
Valuation allowances - mortgage loans	$-	$-	$-	$-	$-
Valuation allowances - net deferred tax assets	$-	$-	$-	$-	$-

2018
Valuation allowances - mortgage loans	$-	$-	$-	$-	$-
Valuation allowances - net deferred tax assets	$-	$-	$-	$-	$-

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

27

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(A)	Financial Statements
(1)	Jefferson National Life of New York Annuity Account 1:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2020.
Statements of Operations for the year ended December 31, 2020.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2020and 2019.
Notes to Financial Statements.
(2)	Jefferson National Life Insurance Company of New York:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2020 and 2019.
Statutory Statements of Operations for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Cash Flow for the years ended December 31, 2020, 2019 and 2018.
Notes to Statutory Financial Statements.
(B)	Exhibits
(1)	Resolutions of the Board of Directors
(a)	Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account – Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution Contracts.
(a)	Distribution Agreement.
(i)	Distribution Agreement dated April 1, 2015 between Jefferson National Life Insurance Company of New York and Jefferson National Securities Corporation – Filed previously with Post-Effective Amendment No. 5 on April 29, 2019 (333-198590) and hereby incorporated by reference.
(4)	Variable Annuity Contracts.
(a)	Form of Policy Form - Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.
(b)	Form of IRA Endorsement - Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.
(c)	Form of Roth IRA Endorsement - Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.
(5)	Applications.
(a)	Form of Annuity Application - Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
(6)	Certificates of Incorporation.
(a)	Certified Declaration of Intention and Charter of Jefferson National Life Insurance Company of New York – Filed previously with Post-Effective Amendment No. 5 on April 29, 2019 (333-198590) and hereby incorporated by reference.
1

b)	Amended and Restated By-Laws of Jefferson National Life Insurance Company of New York – Filed previously with Post-Effective Amendment No. 5 on April 29, 2019 (333-198590) and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Participation Agreements.
(a)	Form of Amendment dated January 1, 2015 to Participation Agreement among The Alger American Fund, Fred Alger & and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(b)	Form of Amendment dated January 1, 2015 to Participation Agreement dated January 1, 2015 by and among Jefferson National Securities Corporation, Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(c)	Form of Amendment dated November 10, 2014 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc. And ALPS Advisors, Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(d)	Form of Amendment dated October 1, 2014 to Participation Agreement dated November 15, 1997 by and between Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York and American Century Investment Services, Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(e)	Form of Amendment dated December 2, 2014 to Participation Agreement dated November 13, 2013 between Jefferson National Life Insurance Company, American Funds Distributors, American Funds Services Company and American Funds Insurance series – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(f)	Form of Participation Agreement dated Dec 17, 2014 by and among Blackrock Variable Series Funds, Blackrock Investments, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(g)
(i)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(ii)	Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
(h)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2000 between Jefferson National Life Insurance Company, Columbia Funds Variable Series Trust, and Columbia Management Investment Advisers – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(i)	Form of Amendment dated December 9, 2014 to Participation Agreement dated May 1, 2006 by and among Jefferson National Life Insurance Company, Credit Suisse Trust, and Credit Suisse Asset Management Securities Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(j)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2005 among The Direxion Insurance Trust, Rafferty Asset Management, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
2

(k)	Form of Amendment dated November 20, 2014 to Participation Agreement dated August 27, 2010 by and among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, DFA Investment Dimensions Group, Inc., and DFA Securities LLC – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(l)	Form of Participation Agreement dated January 12, 2015 between Jefferson National Life Insurance Company of New York and the Dreyfus Corporation – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(m)	Form of Participation Agreement dated December 1, 2014 by and between Eaton Vance Variable Trust, Eaton Vance Distributors, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(n)	Form of Participation Agreement dated February 1, 2015 among Federated Insurance Series, Federated Securities Corp, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(o)	Form of Participation Agreement dated November 10, 2014 among Variable Insurance Products Funds, Fidelity Distributors Corporation and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(p)	Form of Participation Agreement dated January 1, 2015 by and among Jefferson National Life Insurance Company of New York, First Eagle Variable Funds, and FEP Distributors, LLC – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(q)	Form of Participation Agreement dated January 1, 2015 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Jefferson National Life Insurance Company, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(r)	Form of Amendment dated December 2014 to Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(s)	Form of Participation Agreement dated January 1, 2015 by and among Invesco Variable Insurance Funds, Invesco Distributors, Inc., Jefferson National Life Insurance Company, Jefferson National Life Insurance Company NY, and Jefferson National Securities Corporation – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(t)
(i)	Form of Participation Agreement dated December 2014 by and between Jefferson National Life Insurance Company of New York, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(ii)	Form of Amendment dated October 1, 2016 to Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
(u)	Form of Amendment dated January 1, 2015 to Participation Agreement dated February 1, 2001 between Janus Aspen Series, Janus Distributors, Jefferson National Life Insurance Company, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(v)	Form of Participation Agreement dated January 1, 2014 by and among Jefferson National Life Insurance Company of New York, Lazard Asset Management Securities, and Lazard Retirement Series – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(w)
3

(i)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2004 by and among Legg Mason Investor Services, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(ii)	Form of Amendment dated March 15, 2016 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York and Legg Mason Investor Services, LLC – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
(x)	Form of Participation Agreement dated December 1, 2014 by and between Lord Abbett Series Fund, Lord Abbett Distributor, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(y)	Form of Amendment dated December 1, 2014 among The Merger Fund VL, Westchester Capital Management, Inc. and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(z)
(i)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2007 among Jefferson National Life Insurance Company, Nationwide Variable Trust, and Nationwide Fund Distributors – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(ii)	Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC, Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York dated May 1, 2017 – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
(aa)	Form of Amendment dated January 1, 2015 to Participation Agreement dated April 30, 1997 among Neuberger Berman Advisers Management Trust, Neuberger Berman Management LLC, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(bb)
(i)	Form of Amendment dated December 2014 to Participation Agreement dated July 1, 2007 between Northern Lights Variable Trust and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(ii)	Form of Amendment dated September 30, 2015 to Participation Agreement dated July 1, 2007 between Northern Lights Variable Trust and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
(cc)	Form of Amendment dated December 5, 2014 to Participation Agreement dated November 16, 2011 by and among Oppenheimer Variable Account Funds, Oppenheimer Funds, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(dd)	Form of Amendment dated January 1, 2015 to Participation Agreement by and among Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York, Pacific Investment Management Company, PIMCO Variable Insurance Trust and PIMCO Investments – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(ee)	Form of Amendment dated December 2014 to Participation Agreement dated May 1, 2003 by and among Jefferson National Life Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
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(ff)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2010 among Jefferson National Life Insurance Company, Profunds, Access One Trust, and Profund Advisors – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(gg)	Form of Amendment dated November 10, 2014 to Participation Agreement dated November 12, 2010 by and among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Putnam Retail Management Limited Partnership and Putnam Variable Trust. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(hh)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2003 by and among Jefferson National Life Insurance Company, Royce Capital Fund, and Royce & Associates, LLC – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(ii)	Form of Amendment dated November 18, 2014 to Participation Agreement dated July 27, 2011 among Rydex Variable Trust, SBL Fund, Rydex Distributors, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(jj)	Form of Amendment dated November 2014 to Participation Agreement dated November 1, 2013 by and among SEI Insurance Products Trust, SEI Investments Distribution Co., and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(kk))	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2006 by and among Jefferson National Life Insurance Company and T. Rowe Price Investment Services – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(ll)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2003 among Third Avenue Management LLC and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(mm)	Form of Amendment dated January 1, 2015 to Participation Agreement dated September 2010 among Timothy Plan, Timothy Partners, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(nn)	Form of Amendment dated January 1, 2015 to Participation Agreement dated February 29, 2000 among Van Eck VIP Trust, Van Eck Associates, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(oo)	Form of Participation Agreement dated February 2015 among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(pp)	Form of Participation Agreement dated January 1, 2015 among Jefferson National Life Insurance Company of New York, Virtus Variable Insurance Trust and VP Distributors, LLC – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(qq)	Form of Participation Agreement dated January 1, 2015 among Wells Fargo Variable Trust, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(rr)	Form of Participation Agreement dated June 1, 2015 among Jefferson National Life Insurance Company of New York, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
(ss)	Form of Participation Agreement dated December 11, 2015 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Columbia Funds Variable Trust,

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Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
(tt)	Form of Participation Agreement dated September 30, 2015 between Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, John Hancock Variable Insurance Trust, and John Hancock Distributors, LLC – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
(uu)	Form of Participation Agreement dated October 1, 2015 among Jefferson National Life Insurance Company of New York, JPMorgan Insurance Trust, J. P. Morgan Investment Management Inc., and JPMorgan Funds Management – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
(vv)	Form of Participation Agreement dated July 1, 2015 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Jefferson National Life Insurance Company of New York, and MFS Fund Distributors, Inc. – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
(ww)	Form of Participation Agreement dated October 31, 2016 between Northern Lights Fund Trust IV and Jefferson National Life Insurance Company of New York – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
(xx)	Form of Participation Agreement dated May 1, 2017 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Mainstay VP Funds Trust, and New York Life Investment Management LLC – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
(9)	Opinion and Consent of Counsel – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto
(11)	Not Applicable.
(12)	Not Applicable.
(13)	Power of Attorney – Attached hereto
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215, unless otherwise noted.
President and Director	Craig A. Hawley (1)
Senior Vice President and Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President and Secretary	Denise L. Skingle
Vice President – Head of Taxation	Pamela A. Biesecker
Vice President - Marketing Operations - Data, Process & Technology	Robert C. Borgert
Vice President and Assistant Treasurer	Timothy J. Dwyer
Associate Vice President – Business Strategy – Nationwide Advisory Solutions	James K. Cameron (1)
Associate Vice President and Assistant Treasurer	David A. Connor
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President – Business Development – Nationwide Advisory Solutions	Ann M. Raible (1)
Associate Vice President and Treasurer and Director	John A. Reese
Associate Vice President – Sales – Nationwide Advisory Solutions	Kevin P. Sullivan (1)
Assistant Secretary	Keith W. Hinze
Director	John L. Carter
Director	Timothy G. Frommeyer
Director	Eric S. Henderson
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Director	John S. Lopes
(1) The business address of these Directors and Officers of the Depositor is: 10350 Ormsby Park Place, Louisville, Kentucky 40223.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
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Company	Jurisdiction of Domicile	Brief Description of Business
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
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Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 28, 2021, was 19 and 554 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Jefferson National Securities Corporation ("JNSC")
a)	Jefferson National Securities Corporation serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Jefferson National Life Annuity Account C	Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account E	Jefferson National Life of New York Annuity Account 1
Jefferson National Life Annuity Account F
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b)	Directors and Officers of JNSC:
JNSC's principal business address is 10350 Ormsby Park Place Louisville, KY 40223, except as indicated.
President and Director	Craig A. Hawley
Senior Vice President - Head of Taxation	Pamela A. Biesecker*
Vice President - Tax	Daniel P. Eppley*
Associate Vice President and Treasurer	John A. Reese*
Associate Vice President and Assistant Secretary	Mark E. Hartman*
Associate Vice President and Assistant Treasurer	David E. Connor*
Associate Vice President and Assistant Treasurer	Hope C. Hacker*
Associate Vice President - Finance Controllership	Ewan T. Roswell*
*	The principal business address for these designated individuals is One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jefferson National Securities Corporation	$0	$0	$0	$0
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Jefferson National Life Insurance Company of New York represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Jefferson National Life Insurance Company of New York.
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SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 27, 2021.
Jefferson National Life of New York Annuity Account 1
(Registrant)
Jefferson National Life Insurance Company of New York
(Depositor)
By: /s/ Craig A. Hawley
Craig A. Hawley Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 27, 2021.
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Director
JOHN L. CARTER
John L. Carter, Director
ERIC S. HENDERSON
Eric S. Henderson, Director
CRAIG A. HAWLEY
Craig A. Hawley, Director
JOSEPH F. VAP
Joseph F. Vap, Director
STEVEN A. GINNAN
Steven A. Ginnan, Director
JOHN S. LOPES
John S. Lopes, Director
By /s/ Craig A. Hawley
Craig A. Hawley Attorney-in-Fact
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